                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-7345


                         IXIS Advisor Funds Trust III
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)


 399 Boylston Street, Boston, Massachusetts                02116
-------------------------------------------------------------------------------
  (Address of principal executive offices)               (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: December 31


Date of reporting period: December 31, 2005

Item 1. Reports to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]
                       IXIS
                       ADVISOR FUNDS

  Equity Funds
  Annual Report
  December 31, 2005

CGM Advisor Targeted Equity Fund

Hansberger International Fund

Harris Associates Focused Value Fund

Harris Associates Large Cap Value Fund

IXIS U.S. Diversified Portfolio
  Harris Associates
  Loomis, Sayles & Company
  Mercury Advisors

IXIS Value Fund
  Harris Associates
  Loomis, Sayles & Company
  Vaughan Nelson Investment Management
  Westpeak Global Advisors

Vaughan Nelson Small Cap Value Fund

Westpeak Capital Growth Fund
TABLE OF CONTENTS

Management Discussion and Performance.......Page 1

Portfolio of Investments...................Page 25

Financial Statements.......................Page 43

                       CGM ADVISOR TARGETED EQUITY FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy

--------------------------------------------------------------------------------
Strategy:
Generally invests in a focused portfolio of common stocks of large-cap companies

--------------------------------------------------------------------------------
Inception Date:
November 27, 1968

--------------------------------------------------------------------------------
Manager:
G. Kenneth Heebner

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFGX
                                 Class B NEBGX
                                 Class C NEGCX
                                 Class Y NEGYX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. The fund may invest in foreign securities that involve risks not associated with domestic securities.

Management Discussion
--------------------------------------------------------------------------------

Solid stock selection helped CGM Advisor Targeted Equity Fund deliver strongly positive results for the year ended December 31, 2005. Class A shares of the fund provided a total return of 13.19% at net asset value, including $0.02 in dividends reinvested during the period. The fund's results were significantly ahead of the 4.91% return on the Standard & Poor's 500 Index, and the 5.76% average return on the funds in Morningstar's Large Blend category.

FUND EMPHASIZED ENERGY AND PHARMACEUTICALS
We maintained a fully invested position throughout the year in anticipation of moderate economic growth, rising corporate profits, and modest interest rates. Energy stocks dominated market performance, as soaring demand and fears about supply sent oil prices to record highs.

We entered 2005 with roughly a quarter of the portfolio invested in energy-related issues. This weighting moved higher throughout the year, reflecting a combination of capital appreciation and additional new purchases. We sold some stocks on strength during the second half of the year and ended the period with more than 29% of the fund's total net assets invested in energy-related industries.

The fund began 2005 with significant concentrations in hotel and mining companies, but we sold these positions and used the proceeds to invest in healthcare-related companies, which accounted for about 15% of the fund's total net assets by the end of the year.

ENERGY STOCKS LEAD FUND PERFORMANCE
Among the top contributors to performance were ConocoPhillips, a leading integrated oil company, and Halliburton, a major U.S. provider of oil services. ConocoPhillips saw its stock price climb as a result of rising oil and gas prices and increasing refinery margins. In addition, ConocoPhillips made a substantial investment in LUKOIL, Russia's largest oil company, which added to its oil reserves.

Halliburton benefited from a major increase in exploration and production spending by energy companies seeking to increase production from existing fields, and to discover new fields both domestically and abroad. The rapid increase in the demand for exploration and production services has strained the capacity of the oil-service industry, resulting in high oil prices and contributing to large increases in the profitability of oil-service providers.

SELECT NON-ENERGY STOCKS ALSO CONTRIBUTED TO RESULTS
Several non-energy-related stocks, including Google, America Movil, and Genentech, also benefited the fund. Global internet search engine Google was the fund's top performer. Although the valuation of Google has been high all year, it has enjoyed recent rapid earnings growth. Google is directly benefiting from consumers' increasing use of the internet as well as from its unique technology, which allows advertisers to pay only when customers access their ads. America Movil, a major Latin American cellular telephone company, profited from a favorable market environment as well as strong operating performance from the country's rapidly growing cellular phone market. Biotechnology company Genentech was also a standout, reflecting progress in the company's medications for cancer and rheumatoid arthritis.

SEVERAL ISSUES DETRACTED FROM RESULTS
Online auction giant eBay was a negative, reflecting a sharp slowdown in the company's growth rate, which disappointed investors early in the year. We sold the stock. YUM! Brands, the global franchiser of Pizza Hut, Taco Bell, and Kentucky Fried Chicken (KFC), also proved disappointing. Although YUM! Brands continues to do well domestically, it has experienced weakness in China, where sales at their KFC operation were impacted by concern over the avian flu. We eliminated the position.

OUTLOOK IS FOR CONTINUED GLOBAL ECONOMIC EXPANSION
Although the world has been faced with significant increases in oil and gas prices, this does not appear to have constrained economic activity. We believe the global economy will continue to expand in the coming year, with moderate inflation, providing a positive backdrop for stocks.

                       CGM ADVISOR TARGETED EQUITY FUND

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                     December 31, 1995 through December 31, 2005

                                         Maximum
                  Net Asset Value/1/  Sales Charge/2/       S&P 500 Index/4/
                  ----------------    ----------------      ----------------
    12/31/1995          10,000            9,425                   10,000
     1/31/1996          10,351            9,756                   10,340
     2/29/1996          10,683           10,069                   10,436
     3/31/1996          10,683           10,069                   10,537
     4/30/1996          10,485            9,882                   10,692
     5/31/1996          10,646           10,034                   10,968
     6/30/1996          10,532            9,927                   11,010
     7/31/1996           9,916            9,346                   10,523
     8/31/1996          10,011            9,436                   10,745
     9/30/1996          10,698           10,083                   11,350
    10/31/1996          11,327           10,676                   11,663
    11/30/1996          12,209           11,507                   12,545
    12/31/1996          12,090           11,395                   12,296
     1/31/1997          13,181           12,423                   13,064
     2/28/1997          12,963           12,217                   13,167
     3/31/1997          12,412           11,698                   12,626
     4/30/1997          13,119           12,365                   13,379
     5/31/1997          13,763           12,972                   14,194
     6/30/1997          14,377           13,550                   14,830
     7/31/1997          15,770           14,863                   16,010
     8/31/1997          14,960           14,100                   15,113
     9/30/1997          15,726           14,821                   15,941
    10/31/1997          15,109           14,240                   15,408
    11/30/1997          14,937           14,078                   16,122
    12/31/1997          14,937           14,078                   16,398
     1/31/1998          15,180           14,308                   16,580
     2/28/1998          16,515           15,565                   17,776
     3/31/1998          17,577           16,566                   18,686
     4/30/1998          18,252           17,202                   18,874
     5/31/1998          17,965           16,932                   18,549
     6/30/1998          18,926           17,838                   19,303
     7/31/1998          19,026           17,932                   19,097
     8/31/1998          15,396           14,511                   16,336
     9/30/1998          15,506           14,614                   17,383
    10/31/1998          17,067           16,086                   18,797
    11/30/1998          18,487           17,424                   19,936
    12/31/1998          19,925           18,780                   21,085
     1/31/1999          21,276           20,053                   21,967
     2/28/1999          19,751           18,615                   21,284
     3/31/1999          20,225           19,062                   22,135
     4/30/1999          20,154           18,995                   22,993
     5/31/1999          19,505           18,383                   22,450
     6/30/1999          20,942           19,738                   23,696
     7/31/1999          20,450           19,274                   22,956
     8/31/1999          20,416           19,242                   22,842
     9/30/1999          19,205           18,101                   22,216
    10/31/1999          19,942           18,796                   23,622
    11/30/1999          20,696           19,506                   24,102
    12/31/1999          22,950           21,630                   25,521
     1/31/2000          21,155           19,939                   24,239
     2/29/2000          23,034           21,709                   23,780
     3/31/2000          23,285           21,946                   26,107
     4/30/2000          22,409           21,121                   25,321
     5/31/2000          21,513           20,276                   24,802
     6/30/2000          21,597           20,355                   25,413
     7/31/2000          20,908           19,706                   25,016
     8/31/2000          21,899           20,640                   26,570
     9/30/2000          21,106           19,893                   25,167
    10/31/2000          21,151           19,934                   25,061
    11/30/2000          20,952           19,747                   23,085
    12/31/2000          21,907           20,648                   23,198
     1/31/2001          19,964           18,816                   24,021
     2/28/2001          19,331           18,220                   21,831
     3/31/2001          18,840           17,757                   20,448
     4/30/2001          19,660           18,529                   22,037
     5/31/2001          19,263           18,155                   22,184
     6/30/2001          19,394           18,278                   21,644
     7/31/2001          18,829           17,747                   21,431
     8/31/2001          17,278           16,284                   20,090
     9/30/2001          15,609           14,711                   18,467
    10/31/2001          15,702           14,799                   18,819
    11/30/2001          17,371           16,373                   20,263
    12/31/2001          18,358           17,303                   20,441
     1/31/2002          18,922           17,834                   20,142
     2/28/2002          18,051           17,013                   19,754
     3/31/2002          18,356           17,301                   20,497
     4/30/2002          18,404           17,346                   19,254
     5/31/2002          18,216           17,169                   19,112
     6/30/2002          17,628           16,614                   17,751
     7/31/2002          15,677           14,775                   16,367
     8/31/2002          15,677           14,775                   16,475
     9/30/2002          14,713           13,867                   14,684
    10/31/2002          14,359           13,534                   15,977
    11/30/2002          14,006           13,201                   16,917
    12/31/2002          13,066           12,315                   15,923
     1/31/2003          13,066           12,315                   15,506
     2/28/2003          12,972           12,226                   15,273
     3/31/2003          13,277           12,514                   15,422
     4/30/2003          14,123           13,311                   16,692
     5/31/2003          15,345           14,462                   17,571
     6/30/2003          15,602           14,705                   17,796
     7/31/2003          15,297           14,417                   18,109
     8/31/2003          15,696           14,793                   18,462
     9/30/2003          15,884           14,971                   18,266
    10/31/2003          17,858           16,832                   19,300
    11/30/2003          18,564           17,496                   19,470
    12/31/2003          18,659           17,586                   20,491
     1/31/2004          18,235           17,187                   20,867
     2/29/2004          19,340           18,228                   21,157
     3/31/2004          20,234           19,070                   20,838
     4/30/2004          18,635           17,564                   20,510
     5/31/2004          19,082           17,985                   20,792
     6/30/2004          19,246           18,140                   21,196
     7/31/2004          18,330           17,276                   20,495
     8/31/2004          18,541           17,475                   20,578
     9/30/2004          19,693           18,560                   20,800
    10/31/2004          19,927           18,781                   21,118
    11/30/2004          20,820           19,622                   21,973
    12/31/2004          21,265           20,042                   22,720
     1/31/2005          21,078           19,866                   22,167
     2/28/2005          22,488           21,195                   22,633
     3/31/2005          21,501           20,265                   22,232
     4/30/2005          20,914           19,711                   21,811
     5/31/2005          21,502           20,265                   22,505
     6/30/2005          21,977           20,713                   22,537
     7/31/2005          23,106           21,778                   23,375
     8/31/2005          23,342           22,000                   23,161
     9/30/2005          24,213           22,821                   23,349
    10/31/2005          23,649           22,289                   22,960
    11/30/2005          24,025           22,643                   23,828
    12/31/2005          24,073           22,696                   23,836

Average Annual Total Returns -- December 31, 2005


                                                       SINCE
                             1 YEAR 5 YEARS 10 YEARS INCEPTION
Class A (Inception 11/27/68)
Net Asset Value/1/           13.19%  1.91%    9.18%      --
With Maximum Sales Charge/2/  6.71   0.71     8.54       --

Class B (Inception 2/28/97)
Net Asset Value/1/           12.35   1.12       --     6.44%
With CDSC/3/                  7.35   0.73       --     6.44

Class C (Inception 9/1/98)
Net Asset Value/1/           12.35   1.12       --     4.70
With CDSC/3/                 11.35   1.12       --     4.70

Class Y (Inception 6/30/99)
Net Asset Value/1/           13.41   2.33       --     2.56

---------------------------------------------------------------------------------------------------

                                                                SINCE        SINCE        SINCE
                                                               CLASS B      CLASS C      CLASS Y
COMPARATIVE PERFORMANCE              1 YEAR 5 YEARS 10 YEARS INCEPTION/6/ INCEPTION/6/ INCEPTION/6/
S&P 500 Index/4/                      4.91%  0.54%    9.07%     6.95%        4.45%        0.09%
Morningstar Large Blend Fund Avg./5/  5.76   0.50     8.12      6.45         4.97         0.89
---------------------------------------------------------------------------------------------------

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                   % of Net Assets as of
FUND COMPOSITION                   12/31/05   12/31/04
--------------------------------------------------------
Common Stocks                        99.0       99.4
--------------------------------------------------------
Commercial Paper                      0.8         --
--------------------------------------------------------
Short-Term Investments and Other      0.2        0.6
--------------------------------------------------------

                                   % of Net Assets as of
TEN LARGEST HOLDINGS               12/31/05   12/31/04
--------------------------------------------------------
Total SA                              6.2        5.6
--------------------------------------------------------
American International Group, Inc.    5.8        4.4
--------------------------------------------------------
Altria Group, Inc.                    5.6         --
--------------------------------------------------------
Genentech, Inc.                       5.4         --
--------------------------------------------------------
Procter & Gamble Co.                  5.3        4.9
--------------------------------------------------------
BP PLC                                5.3        4.7
--------------------------------------------------------
Toyota Motor Corp.                    5.3         --
--------------------------------------------------------
Aflac, Inc.                           5.3         --
--------------------------------------------------------
PepsiCo, Inc.                         5.2         --
--------------------------------------------------------
General Electric Co.                  5.1         --
--------------------------------------------------------

                                   % of Net Assets as of
FIVE LARGEST INDUSTRIES            12/31/05   12/31/04
--------------------------------------------------------
Oil & Gas                            19.3       23.7
--------------------------------------------------------
Insurance                            11.1        4.4
--------------------------------------------------------
Oil & Gas Services                    9.9         --
--------------------------------------------------------
Miscellaneous --Manufacturing         7.1         --
--------------------------------------------------------
Biotechnology                         6.5         --
--------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class B from 2/28/97; Class C from 9/30/98; and Class Y from 6/30/99.

                         HANSBERGER INTERNATIONAL FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in common stocks of small-, mid- and large-cap companies located outside the United States. Assets are diversified across developed and emerging markets

--------------------------------------------------------------------------------
Inception Date:
December 29, 1995

--------------------------------------------------------------------------------
Managers:
Growth:
Trevor Graham
Barry A. Lockhart
Patrick H. Tan
Thomas R.H. Tibbles
Value:
Ronald Holt
Robert Mazuelos
Lauretta Reeves

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFDX
                                 Class B NEDBX
                                 Class C NEDCX

--------------------------------------------------------------------------------
What You Should Know:
Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political, economic conditions and accounting standards. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. Value stocks may fall out of favor and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Two teams of international equity specialists manage Hansberger International Fund - one focuses on value stocks and the other seeks growth potential. For the year ended December 31, 2005, the fund's total return was 16.12%, based on the net asset value of Class A shares. The fund's benchmarks, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index, returned 14.02% and 17.11%, respectively. The average performance of Morningstar's Foreign Large Blend category was 14.54%. Neither the fund or its benchmarks includes U.S. stocks. Its Morningstar category has only limited exposure to domestic equities.

ENERGY AND EMERGING-MARKET COUNTRIES POWERED THE VALUE SEGMENT
Companies in emerging economies were the value segment's best performing stocks and energy was the strongest sector. Petrobras, a Brazilian oil company, was one of the segment's best-performing individual holdings. Energy-related investments around the world did well, including the natural gas utilities stocks we selected. Our industrial stocks also did well in 2005. Japan's Kawasaki Heavy Industries was a top performer. Kawasaki manufactures heavy equipment for industrial customers, including airplane parts and engines for rail, marine, and aerospace use, and has exposure to the consumer market through its motorcycle and personal watercraft businesses. We sold the stock at a profit late in December after it surpassed our expectations.

Although we find Japanese equities increasingly attractive, we have had some disappointments, including Pioneer Corp., which manufactures electronic products, such as DVD players and flat-screen televisions. This is a highly competitive market, and Pioneer was unable to overcome pricing pressure, so we sold the stock at a loss. We also eliminated Compass Group, a British food services company whose stock declined as the company experienced pricing pressure and lost some of its long-term contracts.

In spite of price gains in 2005, we continue to hold a substantial portion of assets in energy. We also see opportunities in some of Europe's stronger companies, where merger activity may accelerate, as well as in Japan. Emerging markets will remain a focus for this segment, but more in Asia than in Latin America, where several countries will hold national elections in 2006.

ASIAN COMPANIES BENEFITED THE GROWTH PORTFOLIO
Financial companies were among the best performers for the growth portfolio in 2005. Our strongest individual holding was South Korea's Kookmin Bank. Korea's currency gained strength during the year, and its domestic economy improved along with the credit cycle. Kookmin's management has been successful at diversifying and cutting costs and they are active in mergers and acquisitions. Another beneficiary of Korea's strong economy and currency was Samsung Electronics, also among our top performers. Samsung manufactures silicon chips, memory, and LCD screens as well as cell phones. An integrated company, Samsung makes its own components, and has a strong management team, competitive products, and a willingness to invest to stimulate future growth.

Disappointments this year included British Sky Broadcasting (BSB), which supplies digital television programming in the U.K. BSB has been adding content (movies, sports, etc.) and we believe BSB's audience will expand with the growth in popularity of Personal Video Recorders (PVRs), which allow viewers to record programs to view later. We believe the flexibility PVRs provide may encourage more people to sign up for premium programming, adding to BSB's already dominant market share. However, investors generally passed on the stock in 2005; we have been capitalizing on periods of price weakness to add to the fund's position.

Another stock that disappointed us was France's STMicroelectronics. The semiconductor business is highly competitive and the company has been experiencing cyclical weakness. We sold the stock to free up capital to pursue other opportunities.

We look for stable growth globally in 2006 and beyond. Japan seems to be overcoming past difficulties, and the supply/demand ratio for commodities appears tight worldwide. In general, we look for stable growth in 2006, with perhaps the greatest opportunities in those countries that are farther behind in the economic cycle than the United States.

                         HANSBERGER INTERNATIONAL FUND

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                     [CHART]

             December 31, 1995 through December 30, 2005


                             Maximum          MSCI           MSCI ACWI
               Net Asset      Sales           EAFE             ex USA
                Value/1/    Charge/2/       Index/4/          Index/5/
              ----------   ----------      ----------       -----------
12/31/1995      10,000        9,425          10,000           10,000
 1/31/1996      10,088        9,508          10,043           10,137
 2/29/1996      10,264        9,673          10,080           10,137
 3/31/1996      10,527        9,922          10,297           10,327
 4/30/1996      10,872       10,246          10,598           10,640
 5/31/1996      11,136       10,495          10,406           10,480
 6/30/1996      11,176       10,533          10,467           10,533
 7/31/1996      10,664       10,051          10,164           10,183
 8/31/1996      10,952       10,322          10,189           10,243
 9/30/1996      11,136       10,496          10,462           10,497
10/31/1996      11,048       10,413          10,357           10,392
11/30/1996      11,495       10,834          10,772           10,793
12/31/1996      11,665       10,995          10,636           10,668
 1/31/1997      12,136       11,438          10,266           10,472
 2/28/1997      12,387       11,675          10,437           10,664
 3/31/1997      12,265       11,560          10,477           10,641
 4/30/1997      12,387       11,675          10,535           10,731
 5/31/1997      13,027       12,278          11,223           11,394
 6/30/1997      13,626       12,843          11,845           12,023
 7/31/1997      14,144       13,331          12,039           12,266
 8/31/1997      13,351       12,583          11,142           11,301
 9/30/1997      14,081       13,271          11,769           11,912
10/31/1997      13,060       12,309          10,867           10,898
11/30/1997      12,907       12,165          10,759           10,762
12/31/1997      13,145       12,389          10,855           10,886
 1/31/1998      13,103       12,349          11,354           11,211
 2/28/1998      13,995       13,190          12,085           11,959
 3/31/1998      14,565       13,727          12,460           12,373
 4/30/1998      14,649       13,807          12,561           12,461
 5/31/1998      14,352       13,527          12,503           12,235
 6/30/1998      14,055       13,247          12,601           12,189
 7/31/1998      14,013       13,207          12,731           12,305
 8/31/1998      11,793       11,115          11,157           10,570
 9/30/1998      11,682       11,010          10,818           10,346
10/31/1998      12,533       11,812          11,948           11,430
11/30/1998      13,204       12,445          12,563           12,044
12/31/1998      13,672       12,886          13,062           12,459
 1/31/1999      14,148       13,334          13,027           12,446
 2/28/1999      13,969       13,166          12,719           12,167
 3/31/1999      14,539       13,703          13,253           12,755
 4/30/1999      15,321       14,440          13,793           13,393
 5/31/1999      14,938       14,079          13,086           12,764
 6/30/1999      15,814       14,905          13,599           13,350
 7/31/1999      15,635       14,736          14,006           13,663
 8/31/1999      15,524       14,631          14,061           13,711
 9/30/1999      15,167       14,295          14,205           13,804
10/31/1999      15,702       14,800          14,740           14,318
11/30/1999      16,875       15,905          15,256           14,890
12/31/1999      18,814       17,733          16,628           16,310
 1/31/2000      18,115       17,073          15,574           15,425
 2/29/2000      19,248       18,142          15,996           15,842
 3/31/2000      19,304       18,194          16,620           16,438
 4/30/2000      17,905       16,875          15,748           15,520
 5/31/2000      17,092       16,109          15,367           15,123
 6/30/2000      17,593       16,581          15,971           15,767
 7/31/2000      17,119       16,135          15,305           15,145
 8/31/2000      17,631       16,617          15,441           15,332
 9/30/2000      16,968       15,993          14,692           14,482
10/31/2000      16,325       15,387          14,348           14,021
11/30/2000      15,582       14,686          13,813           13,392
12/31/2000      16,516       15,566          14,307           13,850
 1/31/2001      16,836       15,868          14,300           14,057
 2/28/2001      15,760       14,854          13,229           12,945
 3/31/2001      14,730       13,883          12,353           12,030
 4/30/2001      15,680       14,778          13,220           12,848
 5/31/2001      15,863       14,951          12,764           12,493
 6/30/2001      15,732       14,827          12,246           12,014
 7/31/2001      15,444       14,556          12,025           11,746
 8/31/2001      15,110       14,241          11,722           11,455
 9/30/2001      13,533       12,754          10,538           10,239
10/31/2001      13,798       13,004          10,807           10,526
11/30/2001      14,582       13,743          11,206           11,008
12/31/2001      15,034       14,169          11,273           11,150
 1/31/2002      14,676       13,832          10,675           10,672
 2/28/2002      14,711       13,865          10,750           10,749
 3/31/2002      15,589       14,693          11,390           11,378
 4/30/2002      15,485       14,594          11,419           11,407
 5/31/2002      15,578       14,682          11,574           11,531
 6/30/2002      14,631       13,789          11,118           11,033
 7/31/2002      13,227       12,467          10,021            9,958
 8/31/2002      13,250       12,488          10,001            9,958
 9/30/2002      11,615       10,947           8,929            8,903
10/31/2002      12,253       11,548           9,410            9,381
11/30/2002      13,134       12,378           9,838            9,832
12/31/2002      12,565       11,842           9,508            9,514
 1/31/2003      12,124       11,427           9,112            9,180
 2/28/2003      11,788       11,110           8,904            8,994
 3/31/2003      11,637       10,968           8,735            8,820
 4/30/2003      12,854       12,115           9,601            9,669
 5/31/2003      13,770       12,978          10,192           10,285
 6/30/2003      14,082       13,272          10,444           10,570
 7/31/2003      14,372       13,546          10,699           10,852
 8/31/2003      14,824       13,971          10,959           11,175
 9/30/2003      15,021       14,157          11,299           11,488
10/31/2003      16,087       15,162          12,004           12,233
11/30/2003      16,365       15,424          12,273           12,500
12/31/2003      17,467       16,463          13,232           13,454
 1/31/2004      17,862       16,835          13,420           13,670
 2/29/2004      18,081       17,042          13,732           14,017
 3/31/2004      17,908       16,878          13,815           14103.7
 4/30/2004      17,397       16,397          13,514           13665.38
 5/31/2004      17,455       16,451          13,555           13696.23
 6/30/2004      17,745       16,724          13,875           14005.75
 7/31/2004      16,944       15,970          13,427           13597.59
 8/31/2004      17,095       16,112          13,489           13706.47
 9/30/2004      17,536       16,528          13,844           14147.16
10/31/2004      18,046       17,009          14,317           14639.2
11/30/2004      19,100       18,002          15,299           15655.3
12/31/2004      19,841       18,701          15,971           16327.48
 1/31/2005      19,413       18,297          15,679           16046.28
 2/28/2005      20,479       19,301          16,360           16837.76
 3/31/2005      19,911       18,766          15,955           16381.02
 4/30/2005      19,447       18,329          15,598           15977.04
 5/31/2005      19,517       18,395          15,622           16077.13
 6/30/2005      19,726       18,592          15,835           16379.73
 7/31/2005      20,480       19,302          16,322           16984.07
 8/31/2005      21,117       19,903          16,739           17418.74
 9/30/2005      21,685       20,438          17,488           18317.24
10/31/2005      21,082       19,870          16,978           17650.4
11/30/2005      21,719       20,470          17,398           18243.83
12/31/2005      23,046       21,726          18,209           19121.61

Average Annual Total Returns -- December 31, 2005


                                             1 YEAR 5 YEARS/7/ 10 YEARS/7/
CLASS A (Inception 12/29/95)
Net Asset Value/1/                           16.12%   6.89%       8.71%
With Maximum Sales Charge/2/                  9.47    5.63        8.07

CLASS B (Inception 12/29/95)
Net Asset Value/1/                           15.27    6.09        7.92
With CDSC/3/                                 10.27    5.77        7.92

CLASS C (Inception 12/29/95)
Net Asset Value/1/                           15.26    6.09        7.92
With CDSC/3/                                 14.26    6.09        7.92
--------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                      1 YEAR  5 YEARS    10 YEARS
MSCI ACWI ex-U.S. Index/5/                   17.11%   6.66%       6.70%
MSCI EAFE Index/4/                           14.02    4.94        6.18
Morningstar Foreign Large Blend Fund Avg./6/ 14.54    2.92        6.47

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                      % of Net Assets as of
FUND COMPOSITION                      12/31/05   12/31/04
-----------------------------------------------------------
Common Stocks                           98.3       97.4
-----------------------------------------------------------
Preferred Stocks                         0.5         --
-----------------------------------------------------------
Short-Term Investments and Other         1.2        2.6
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  12/31/05   12/31/04
-----------------------------------------------------------
UniCredito Italiano SpA                  1.7        1.1
-----------------------------------------------------------
HBOS PLC                                 1.7        1.6
-----------------------------------------------------------
Novartis AG                              1.5        1.6
-----------------------------------------------------------
British Sky Broadcasting PLC             1.4        1.2
-----------------------------------------------------------
Royal Bank of Scotland Group PLC         1.4        1.8
-----------------------------------------------------------
Schneider Electric SA                    1.3        0.7
-----------------------------------------------------------
Canon, Inc.                              1.3        1.7
-----------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.    1.3        0.8
-----------------------------------------------------------
Denso Corp.                              1.3        0.8
-----------------------------------------------------------
Nestle SA                                1.2        0.9
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST COUNTRIES                12/31/05   12/31/04
-----------------------------------------------------------
United Kingdom                          19.8       19.0
-----------------------------------------------------------
Japan                                   18.9       18.7
-----------------------------------------------------------
France                                  10.2       13.9
-----------------------------------------------------------
Switzerland                              8.3        5.6
-----------------------------------------------------------
Germany                                  5.2        7.2
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Morgan Stanley Capital International Europe Australasia and Far East Index
   (MSCI EAFE) is an unmanaged index designed to measure developed market equity performance, excluding the United States and Canada.
/5/Morgan Stanley Capital International All Countries World Index ex-U.S. (MSCI
   ACWI ex-U.S. Index) is an unmanaged index designed to measure equity market performance in developed and emerging markets, excluding the United States.
/6/Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation

--------------------------------------------------------------------------------
Strategy:
Focuses on 25 to 30 stocks of mid- to large-cap U.S. companies

--------------------------------------------------------------------------------
Inception Date:
March 15, 2001

--------------------------------------------------------------------------------
Managers:
Floyd J. Bellman
Robert M. Levy

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRSAX
                                 Class B NRSBX
                                 Class C NRSCX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Costly energy, rising interest rates, and natural disasters prevented the equity markets from gaining traction, leaving most major indexes little changed in 2005. However, strong economic data restored confidence to the markets late in the year, aided by a retreat in energy prices.

Harris Associates Focused Value Fund's total return for the year ended December 31, 2005 was 5.74%, based on the net asset value of the fund's Class A shares and $1.74 in capital gains reinvested during the period. The fund outperformed its benchmark, the Standard & Poor's 500 Index, which returned 4.91% for the period, but results were slightly below the average 5.87% return on Morningstar's Large Value category.

ENERGY, HEALTHCARE AND FINANCIAL HOLDINGS AIDED RETURNS
Burlington Resources was the fund's number one performer in 2005. Burlington, which has a heavy commitment to natural gas, benefited from stable gas prices when oil prices slipped in the fall. Shares later rose as ConocoPhillips announced plans to acquire the company.

We believe demographic trends and underlying fundamentals are favorable for the healthcare industry. Our value-focused selection process steered us toward some smaller, niche companies that contributed to results. Hospira, a maker of specialty injectable pharmaceuticals and other drug-delivery systems, has moved ahead steadily since it was spun off from Abbott Laboratories. Omnicare, which provides pharmaceutical and pharmacist consulting services to nursing homes, is expected to benefit further now that a federal reimbursement schedule has replaced a patchwork of state plans.

Although the fund was underweight in financial stocks relative to the benchmark, good selection within the sector led to positive performance. Washington Mutual rebounded thanks to successful reconfiguring of the mortgage division in the face of a housing slowdown. Efforts to balance revenues between fee-based operations and traditional lending functions have also moved forward. If the Federal Reserve Board ends its series of rate hikes in the near future, as many market analysts expect, we believe financial stocks in general will benefit.

RETAILERS WERE MIXED, MEDIA AND OTHER STOCKS LAGGED
Among consumer discretionary issues, retailers generally suffered from low earnings projections, despite solid business results. Women's retailer Liz Claiborne sagged under investor concerns about weak holiday sales. We continue to view this company as one of the country's best-run apparel companies. More positively, TJX, which operates T.J. Maxx, Marshall's, HomeGoods, and other off-price retail chains, enjoyed better profit margins as many consumers favored lower-priced goods.

Media companies are suffering from negative investor perception despite good business conditions. Liberty Media languished as investors focused on the competitive environment and overlooked strong fundamentals. Time Warner's management faced challenges from outside investors concerning its allocation of capital and low stock valuation. However, revenues have been growing and we believe the company's fundamental outlook is strong.

Famed motorcycle company Harley-Davidson's stock fell early in the year over inventory and production concerns. Management is trying to align production levels with demand while keeping inventory lean to support firmer pricing. This strategy risks losing sales opportunities and adding volatility to earnings, but we like the company and are remaining patient.

ENVIRONMENT FOR EQUITIES SEEMS FAVORABLE
Our focus is always on selecting individual stocks we think are attractively valued, rather than on sector allocation. We believe valuations of the stocks in the portfolio currently are reasonable relative to the market in general and that the management teams at the companies we hold are also using capital wisely. All in all, we believe the environment for equities looks favorable: modest economic growth, moderate inflation, and flattening energy prices. Some slowing of consumer spending would not surprise us, but capital investment by companies seems to be accelerating. Therefore, we expect the pattern of sluggish job creation to continue, as companies focus on modernizing facilities and improving worker efficiency.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                    [CHART]

                   March 15, 2001 (inception) through December 31, 2005


                     Net            Maximum
                    Asset            Sales             S&P 500
                   Value/1/        Charge/2/           Index/4/
                  ----------       ----------         ----------
     3/15/2001      10,000             9,425              10,000
     3/31/2001      10,090             9,510              10,000
     4/30/2001      10,420             9,821              10,777
     5/31/2001      10,690            10,075              10,849
     6/30/2001      10,990            10,358              10,585
     7/31/2001      11,310            10,660              10,481
     8/31/2001      10,870            10,245               9,825
     9/30/2001      10,240             9,651               9,032
    10/31/2001      10,000             9,425               9,204
    11/30/2001      10,680            10,066               9,910
    12/31/2001      10,960            10,330               9,997
     1/31/2002      10,890            10,264               9,851
     2/28/2002      10,600             9,990               9,661
     3/31/2002      10,910            10,282              10,024
     4/30/2002      10,859            10,235               9,416
     5/31/2002      10,929            10,300               9,347
     6/30/2002      10,079             9,499               8,681
     7/31/2002       9,619             9,066               8,005
     8/31/2002       9,959             9,386               8,057
     9/30/2002       8,568             8,076               7,181
    10/31/2002       8,968             8,453               7,813
    11/30/2002       9,468             8,924               8,273
    12/31/2002       9,238             8,707               7,787
     1/31/2003       9,008             8,490               7,583
     2/28/2003       8,888             8,377               7,469
     3/31/2003       8,988             8,471               7,542
     4/30/2003       9,507             8,960               8,163
     5/31/2003      10,117             9,535               8,593
     6/30/2003      10,336             9,742               8,703
     7/31/2003      10,256             9,667               8,856
     8/31/2003      10,676            10,062               9,029
     9/30/2003      10,556             9,949               8,933
    10/31/2003      11,196            10,552               9,439
    11/30/2003      11,687            11,015               9,522
    12/31/2003      11,787            11,109              10,021
     1/31/2004      12,097            11,401              10,205
     2/29/2004      12,177            11,477              10,347
     3/31/2004      11,937            11,251              10,191
     4/30/2004      11,777            11,100              10,031
     5/31/2004      12,037            11,345              10,168
     6/30/2004      11,907            11,223              10,366
     7/31/2004      11,677            11,006              10,023
     8/31/2004      11,627            10,959              10,064
     9/30/2004      11,938            11,251              10,173
    10/31/2004      12,148            11,449              10,328
    11/30/2004      12,648            11,921              10,746
    12/31/2004      13,058            12,307              11,111
     1/31/2005      12,608            11,883              10,841
     2/28/2005      12,987            12,240              11,069
     3/31/2005      12,817            12,080              10,873
     4/30/2005      12,597            11,872              10,667
     5/31/2005      13,046            12,296              11,006
     6/30/2005      13,415            12,644              11,022
     7/31/2005      13,876            13,078              11,431
     8/31/2005      13,856            13,059              11,327
     9/30/2005      13,607            12,824              11,419
    10/31/2005      13,156            12,400              11,229
    11/30/2005      13,626            12,843              11,653
    12/31/2005      13,810            13,016              11,657

Average Annual Total Returns -- December 31, 2005


                                               SINCE
                                     1 YEAR INCEPTION/7/
CLASS A (Inception 3/15/01)
Net Asset Value/1/                    5.74%    6.96%
With Maximum Sales Charge/2/         -0.36     5.65

CLASS B (Inception 3/15/01)
Net Asset Value/1/                    4.96     6.16
With CDSC/3/                          0.39     5.82

CLASS C (Inception 3/15/01)
Net Asset Value/1/                    4.96     6.16
With CDSC/3/                          4.05     6.16
--------------------------------------------------------

                                               SINCE
COMPARATIVE PERFORMANCE              1 YEAR INCEPTION/6/
S&P 500 Index/4/                      4.91%    3.28%
Morningstar Large Value Fund Avg./5/  5.87     5.23

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 12/31/05   12/31/04
------------------------------------------------------
Common Stocks                      93.9       90.6
------------------------------------------------------
Short-Term Investments and Other    6.1        9.4
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/05   12/31/04
------------------------------------------------------
Washington Mutual, Inc.             5.5       15.3
------------------------------------------------------
Raytheon Co.                        5.0        4.0
------------------------------------------------------
R R Donnelley & Sons Co.            4.7        4.9
------------------------------------------------------
EW Scripps Co.                      4.4         --
------------------------------------------------------
Yum! Brands, Inc.                   4.4        6.7
------------------------------------------------------
H&R Block, Inc.                     4.3        6.6
------------------------------------------------------
TJX Cos., Inc.                      3.9        4.2
------------------------------------------------------
Knight-Ridder, Inc.                 3.8        3.3
------------------------------------------------------
McDonald's Corp.                    3.8         --
------------------------------------------------------
Conseco, Inc.                       3.7         --
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/05   12/31/04
------------------------------------------------------
Media                              17.8       11.5
------------------------------------------------------
Commercial Services                 9.0       14.5
------------------------------------------------------
Savings & Loans                     8.3       15.3
------------------------------------------------------
Restaurants                         8.2         --
------------------------------------------------------
Retail                              7.3       13.5
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Value Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown are calculated from 3/31/01.
/7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

PORTFOLIO PROFILE



Objective:
Seeks opportunities for long-term capital growth and income

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stock of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
May 6, 1931

--------------------------------------------------------------------------------
Managers:
Edward S. Loeb
Michael J. Mangan
Diane Mustain

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFOX
                                 Class B NEGBX
                                 Class C NECOX
                                 Class Y NEOYX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Record high oil prices, rising interest rates, and natural disasters held major stock market indexes to relatively modest gains in 2005, although many large-cap stocks were strong. Harris Associates Large Cap Value Fund's disappointing return for the period reflects the fund's limited exposure to energy stocks and investors' lack of recognition of many highly profitable companies.

For the year ended December 31, 2005, the fund's Class A shares provided a total return of -0.19% at net asset value, with $0.01 in dividends reinvested during the period. These results trailed the fund's benchmark, the Russell 1000 Value Index, which returned 7.05% for the period. The average return on the funds in Morningstar's Large Blend category was 5.76%.

TECHNOLOGY STOCKS, McDONALD'S, AND UNION PACIFIC AIDED RESULTS
After years when stock prices declined while fundamentals improved, many technology issues have become attractive to value-oriented investors. As a result, we increased the fund's technology exposure significantly over this period. A new CEO at Hewlett-Packard has refocused the company, instituting cost cuts and allocating capital more effectively, which was reflected in the stock price. We bought shares of Texas Instruments during a temporary price drop and they later sprang back. Texas Instruments' chips are used in high-tech consumer products, a business segment where margins look attractive and earnings seem less dependent on economic cycles. Management is also pursuing such shareholder-friendly initiatives as share repurchases and dividend increases. Dell and Intel are among the fund's other high-tech holdings.

McDonald's, one of the fund's largest holdings at year-end, continues to make good on its revised business strategy. Management now pursues increased profitability within each outlet through better service and menu quality. Union Pacific, which has been working to improve efficiency, benefited from increasing demand for oil- and coal-hauling capacity. Improved conditions in the investment banking business benefited Morgan Stanley, which the fund purchased relatively recently; shares rebounded following management changes.

LACK OF ENERGY EXPOSURE PENALIZED RETURNS
Key to the fund's underperformance was our lack of exposure to energy stocks, this year's strongest sector. We preferred not to pursue energy companies or others whose earnings are tied to volatile commodity prices. Instead, we looked for opportunities among out-of-favor stocks whose longer-term prospects appeared more attractive. The decision to avoid energy hurt performance as prices for oil and gas reached record levels.

FANNIE MAE, MEDIA, AND RETAIL HOLDINGS DISAPPOINTED
Disappointments included mortgage giant Fannie Mae, which we sold on mounting concerns about delays in the company's release of financial statements and the competitive environment for home mortgages. Investors generally continued to be negative about media stocks in light of industry challenges that included shifting business models in cable and declining newspaper profits. As a result, performance of the fund's media holdings was poor despite strengthening earnings prospects for the companies we selected. For example, earnings are meeting our expectations at Time Warner, parent company of America Online
(AOL), where we believe Google's recent partnership with AOL implies greater value than is seen currently in the market. Time Warner has also stepped up its program of buying back its stock. Shares of Liberty Media and Comcast also disappointed, while Viacom split itself in two in hopes of realizing greater shareholder value. The Gap, Inc., operators of Gap, Banana Republic and Old Navy stores, stumbled over incorrect fashion choices and merchandise selection.

SEEKING VALUE IN NEGLECTED COMPANIES
Although stock prices may not have reflected it, our portfolio companies are largely tracking close to our earnings estimates. Meanwhile, investors have been looking overseas following a couple of disappointing years in the U.S. markets. Investors also seem less interested in quality, pushing up more speculative issues while companies with better business models linger at average or sub-par valuations. These tendencies to overlook value and quality among U.S. stocks suit our value-focused, stock-specific selection process, allowing us to upgrade the portfolio under what we believe are opportune conditions.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.
Growth of a $10,000 Investment in Class A Shares/7/


                                           [CHART]

                    December 31, 1995 through December 31, 2005



                   Net Asset           Maximum Sales         Russell 1000
                   Value/1/              Charge/2/           Value Index/4/
                  ----------           ---------------     -------------------
    12/31/1995      10,000                  9,425                10,000
     1/31/1996      10,313                  9,720                10,311
     2/29/1996      10,369                  9,772                10,608
     3/31/1996      10,421                  9,821                10,257
     4/30/1996      10,455                  9,854                10,400
     5/31/1996      10,615                 10,005                 9,980
     6/30/1996      10,388                  9,790                10,096
     7/31/1996       9,871                  9,304                10,407
     8/31/1996      10,108                  9,527                10,819
     9/30/1996      10,626                 10,015                11,057
    10/31/1996      10,953                 10,323                11,407
    11/30/1996      11,927                 11,241                11,886
    12/31/1996      11,721                 11,047                12,047
     1/31/1997      12,303                 11,596                12,466
     2/28/1997      12,456                 11,739                12,642
     3/31/1997      11,914                 11,229                13,099
     4/30/1997      12,541                 11,819                12,969
     5/31/1997      13,344                 12,577                13,626
     6/30/1997      13,998                 13,193                13,969
     7/31/1997      14,880                 14,025                14,404
     8/31/1997      14,456                 13,625                14,513
     9/30/1997      15,348                 14,465                14,760
    10/31/1997      14,676                 13,832                14,816
    11/30/1997      15,308                 14,428                15,002
    12/31/1997      15,639                 14,740                15,014
     1/31/1998      15,731                 14,827                14,446
     2/28/1998      16,994                 16,017                14,860
     3/31/1998      17,953                 16,921                15,450
     4/30/1998      18,044                 17,007                16,048
     5/31/1998      17,799                 16,776                17,211
     6/30/1998      18,543                 17,477                16,992
     7/31/1998      18,257                 17,208                17,815
     8/31/1998      15,497                 14,606                18,077
     9/30/1998      16,269                 15,333                17,427
    10/31/1998      17,443                 16,440                18,159
    11/30/1998      18,235                 17,187                19,174
    12/31/1998      19,380                 18,266                19,996
     1/31/1999      19,942                 18,796                21,501
     2/28/1999      19,464                 18,345                20,735
     3/31/1999      19,732                 18,598                21,988
     4/30/1999      20,903                 19,701                21,374
     5/31/1999      20,808                 19,612                22,319
     6/30/1999      21,458                 20,224                22,970
     7/31/1999      20,825                 19,627                22,645
     8/31/1999      20,544                 19,362                24,170
     9/30/1999      19,712                 18,578                25,648
    10/31/1999      20,502                 19,323                25,819
    11/30/1999      20,561                 19,379                25,437
    12/31/1999      21,215                 19,995                25,763
     1/31/2000      20,108                 18,952                25,308
     2/29/2000      19,430                 18,313                21,542
     3/31/2000      21,008                 19,800                22,778
     4/30/2000      20,661                 19,473                24,542
     5/31/2000      20,025                 18,874                25,686
     6/30/2000      20,287                 19,121                26,560
     7/31/2000      20,164                 19,004                26,772
     8/31/2000      21,517                 20,279                26,394
     9/30/2000      20,533                 19,353                26,941
    10/31/2000      20,591                 19,407                29,457
    11/30/2000      19,363                 18,250                29,133
    12/31/2000      19,664                 18,533                29,979
     1/31/2001      19,677                 18,546                29,101
     2/28/2001      18,509                 17,444                28,021
     3/31/2001      17,468                 16,464                27,042
     4/30/2001      18,894                 17,807                28,598
     5/31/2001      18,922                 17,834                28,375
     6/30/2001      18,266                 17,215                28,512
     7/31/2001      17,639                 16,625                27,582
     8/31/2001      16,556                 15,604                25,532
     9/30/2001      15,174                 14,301                28,648
    10/31/2001      15,715                 14,812                28,314
    11/30/2001      16,828                 15,860                28,613
    12/31/2001      16,799                 15,833                27,305
     1/31/2002      16,714                 15,753                27,647
     2/28/2002      16,271                 15,335                29,185
     3/31/2002      16,713                 15,752                29,453
     4/30/2002      16,242                 15,308                30,176
     5/31/2002      16,170                 15,241                29,056
     6/30/2002      15,200                 14,326                30,512
     7/31/2002      14,230                 13,412                30,629
     8/31/2002      14,586                 13,748                29,777
     9/30/2002      12,619                 11,893                28,725
    10/31/2002      13,089                 12,337                30,134
    11/30/2002      13,973                 13,169                30,811
    12/31/2002      13,431                 12,658                30,127
     1/31/2003      13,103                 12,349                30,063
     2/28/2003      12,689                 11,959                28,859
     3/31/2003      12,846                 12,108                26,828
     4/30/2003      14,058                 13,249                26,597
     5/31/2003      15,113                 14,244                28,143
     6/30/2003      15,441                 14,553                28,806
     7/31/2003      15,299                 14,420                28,584
     8/31/2003      15,813                 14,904                28,630
     9/30/2003      15,472                 14,582                29,985
    10/31/2003      16,199                 15,267                28,956
    11/30/2003      16,769                 15,805                29,101
    12/31/2003      17,468                 16,464                27,431
     1/31/2004      17,598                 16,586                24,881
     2/29/2004      18,011                 16,976                25,069
     3/31/2004      17,741                 16,721                22,281
     4/30/2004      17,741                 16,721                23,932
     5/31/2004      17,755                 16,734                25,440
     6/30/2004      18,013                 16,977                24,335
     7/31/2004      17,357                 16,359                23,745
     8/31/2004      17,442                 16,439                23,112
     9/30/2004      17,442                 16,439                23,151
    10/31/2004      17,814                 16,789                25,189
    11/30/2004      18,298                 17,246                26,815
    12/31/2004      19,068                 17,972                27,150
     1/31/2005      18,697                 17,622                27,554
     2/28/2005      18,626                 17,555                27,983
     3/31/2005      18,398                 17,340                27,710
     4/30/2005      18,027                 16,990                29,406
     5/31/2005      18,468                 17,406                29,805
     6/30/2005      18,332                 17,278                31,642
     7/31/2005      18,916                 17,829                32,199
     8/31/2005      18,618                 17,547                32,889
     9/30/2005      18,560                 17,493                32,601
    10/31/2005      18,317                 17,263                31,804
    11/30/2005      19,073                 17,976                32,129
    12/31/2005      19,026                 17,929                32,888

Average Annual Total Returns -- December 31, 2005

                                                                          SINCE
                                     1 YEAR/7/ 5 YEARS/7/ 10 YEARS/7/ INCEPTION/7/
CLASS A (Inception 5/6/31)
Net Asset Value/1/                    -0.19%     -0.65%      6.64%          --
With Maximum Sales Charge/2/          -5.96      -1.82       6.01           --

CLASS B (Inception 9/13/93)
Net Asset Value/1/                    -0.99      -1.39       5.85           --
With CDSC/3/                          -5.94      -1.79       5.85           --

CLASS C (Inception 5/1/95)
Net Asset Value/1/                    -0.99      -1.39       5.84           --
With CDSC/3/                          -1.98      -1.39       5.84           --

CLASS Y (Inception 11/18/98)
Net Asset Value/1/                    -0.04      -0.20         --         1.25%
-----------------------------------------------------------------------------------
                                                                      SINCE CLASS Y
COMPARATIVE PERFORMANCE               1 YEAR    5 YEARS    10 YEARS   INCEPTION/6/
Russell 1000 Value Index/4/            7.05%      5.28%     10.94%        6.25%
Morningstar Large Blend Fund Avg./5/   5.76       0.50       8.12         3.20

All returns represents past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 12/31/05   12/31/04
------------------------------------------------------
Common Stocks                      99.0       97.3
------------------------------------------------------
Short-Term Investments and Other    1.0        2.7
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/05   12/31/04
------------------------------------------------------
Hewlett-Packard Co.                 4.7         --
------------------------------------------------------
McDonald's Corp.                    4.6        3.6
------------------------------------------------------
JPMorgan Chase & Co.                4.4        3.0
------------------------------------------------------
Tyco International, Ltd.            4.3         --
------------------------------------------------------
Time Warner, Inc.                   4.3        3.6
------------------------------------------------------
Morgan Stanley                      4.2         --
------------------------------------------------------
Intel Corp.                         4.0         --
------------------------------------------------------
Carnival Corp.                      3.8        1.1
------------------------------------------------------
Washington Mutual, Inc.             3.7        4.0
------------------------------------------------------
Wal-Mart Stores, Inc.               3.5        1.3
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/05   12/31/04
------------------------------------------------------
Diversified Financial Services     15.0        8.2
------------------------------------------------------
Media                              14.9       17.8
------------------------------------------------------
Retail                             11.9       15.5
------------------------------------------------------
Computers                           8.6         --
------------------------------------------------------
Semiconductors                      6.7         --
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Value Index is an unmanaged index of the 1,000 largest U.S.
   companies within the Russell 3000 with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for Class Y are calculated from 11/30/98.
/7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Features growth and value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
July 7, 1994

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Mercury Advisors

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFSX
                                 Class B NESBX
                                 Class C NECCX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their values are based on future expectations. Value stocks may fall out of favor with investors and underperform the overall market. Small-cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

Despite devastating hurricanes, rising interest rates, and higher oil prices, U.S. equities produced relatively strong performance in 2005, with mid-cap stocks leading the way. In the large and small-cap areas, value stocks continued to outpace growth. For the year ended December 31, 2005, IXIS U.S. Diversified Portfolio returned 7.57% based on the net asset value of Class A shares. This return was better than the 4.91% return of the S&P 500 Index, but the portfolio lagged the Dow Jones Wilshire 4500 Index, which returned 10.27%. It also trailed the 9.70% average return of the funds in Morningstar's Mid-Cap Growth category.

Each of the fund's four segments is managed using a different investment discipline, providing investors with exposure to growth and value stocks across the capitalization spectrum. The Harris Associates segment favors stocks of large- and mid-cap companies that the manager believes are trading at substantial discounts to their true business value. Loomis Sayles manages two segments. One focuses on mid-cap growth stocks; the other emphasizes small-cap value stocks. Mercury Advisor's segment invests in stocks with market capitalizations of any size, emphasizing companies with a capitalization greater than $2 billion.

HARRIS ASSOCIATES FOCUSED ON HIGH-QUALITY BUSINESSES
Because lower-quality stocks outperformed their higher-quality counterparts, this segment's emphasis on quality detracted from results. This segment's relatively small position in energy stocks, which generated strong returns in 2005, also detracted from its results. Hewlett-Packard Co. was one of the segment's top stocks, as investors grew more confident that the company's new CEO would engineer a turnaround. The solid demand for semiconductors helped Texas Instruments produce a superior return. Burlington Resources, an independent oil and gas company, benefited from lower exploration expenses and rising oil and natural gas prices. It was sold when the managers concluded it had reached full valuation. Fannie Mae, Liberty Media Corp., and Masco Corp. proved disappointing. Harris Associates sold Fannie Mae in the third quarter on growing concerns about delays in the company's release of financial statements and the competitive environment for home mortgages. Liberty Media slipped along with the media sector as a whole, but management is streamlining the company, and Harris Associates continues to believe in the company's earnings prospects and valuation. Skepticism about the potential for continuing strength in the housing industry hurt Masco, a manufacturer of home-improvement products, but Harris Associates continues to like the stock. The segment remains focused on high-quality stocks, which they believe have the potential to generate superior returns over time.

LOOMIS SAYLES MID-CAP GROWTH SEGMENT BALANCED CYCLICAL AND NON-CYCLICAL STOCKS This segment reduced exposure to the more cyclical areas of the economy, including the consumer-related and building products sectors, and emphasized areas that are not as influenced by macroeconomic factors, including healthcare, consumer staples, and service companies. The segment also favored "high-confidence themes" - stocks likely to benefit from macroeconomic tail winds and/or company-specific events. The managers added to the segment's financial services holdings during the year, focusing on companies active in the capital markets, including public exchanges, asset managers, and brokerage firms. Stock selection in the energy and consumer positions was positive, but the segment's healthcare selections proved disappointing. Stocks that had the greatest positive impact included Southwestern Energy, Express Scripts, and Google. Southwestern Energy was the strongest performer, in part because it owns a large amount of land with shale rock that may contain large quantities of natural gas. Express Scripts, a leading provider of pharmacy benefit management services, was a positive contributor; and Google, the leader in internet paid-search advertising, continued to exhibit strong growth. XM Satellite Radio, Harman International, and Starbucks detracted from results. The price of XM stock was impacted by a slowdown in the installation rate of

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

XM receivers and the resulting decline in new subscribers, but the stock remains in the segment. Harman, a manufacturer of audio systems, declined because of increased competition in the "infotainment" systems market and the stock was sold. Starbucks was eliminated from this segment because investors concluded that the company's superior growth in same-store sales was likely to decline.

LOOMIS SAYLES SMALL CAP SEGMENT FOCUSED ON INDIVIDUAL STOCKS
Materials and processing and technology were among the best-performing sectors for this segment in 2005, although individual stock selection was more significant than sector allocation. Individual stocks with the greatest positive contribution to performance included Assurant, a diversified niche insurance company; the stock rose sharply when the company's earnings exceeded estimates. Trammell Crow was another positive contributor. Strong earnings gains drove up the stock price of this commercial real estate services company whose clients are businesses around the world. Omnicare, Inc., which provides pharmaceuticals and related pharmacy services to long-term care institutions, also rose in value when a successful acquisition and the new Medicare drug benefit increased its earnings prospects. The segment's weakest performers included Commercial Capital Bancorp. Rising interest rates contributed to weaker-than-expected earnings for Commercial Capital, which provides lending and banking services to businesses. The stock was sold. Thinning profit margins for Lowrance Electronics' lines of auto and marine navigational systems caused its stock price to lose ground, and the stock was sold. Declining earnings also hurt BlueLinx, a building products distributor, but Loomis continues to favor the stock. Looking ahead, Loomis Sayles believes the market may respond positively if the Federal Reserve Board ends its cycle of rate increases. However, in their view, the most attractive investment opportunities are often created by company-specific situations.

MERCURY MADE STRATEGIC CHANGES TO REFLECT ECONOMIC CONDITIONS
This segment had relatively large positions in materials, healthcare, financials, industrials, consumer discretionary, and energy. It had relatively small positions in information technology and consumer staples, and no exposure to telecommunications services or utilities. Strong stock performance in healthcare, energy, and information technology benefited the segment, but returns in financials, consumer staples and industrials were negative. The segment's best individual performers included Alcon, Inc., a manufacturer of eye-care products; Transocean, Inc., an oil and gas exploration company; and internet search giant Google. The segment's weakest holdings included oil and gas giant Exxon Mobil Corp., mortgage banker Doral Financial Corp. and Altria Group, parent company of cigarette maker Phillip Morris. Exxon Mobil and Altria remain in the portfolio, but Doral was sold. As 2005 drew to a close, the segment was strategically positioned in response to changing economic conditions. Globalization is a broad investment theme across the segment, ranging from the outsourcing of software development to India, the movement of chemical production facilities to the Middle East, and the selection of industrial companies meeting the needs of emerging China. However, Mercury was cautious about several sectors. Changes in technology holdings were highly selective, often featuring companies on the fringes of technology, including internet retailing, internet content/search engines, or outsourcing services for software development.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                 December 31, 1995 through December 31, 2005


                             Maximum    S&P Midcap
               Net Asset      Sales        400      S&P 500     Wilshire 4500
               Value/1/     Charge/2/    Index/4/   Index/5/        Index/6/
              ----------  ------------  ----------  ---------    -------------
12/31/1995     $10,000         9,425      10,000     10,000        10,000
1/31/1996       10,113         9,532      10,145     10,340        10,103
2/29/1996       10,506         9,902      10,490     10,436        10,431
3/31/1996       10,685        10,071      10,616     10,537        10,591
4/30/1996       11,257        10,609      10,940     10,692        11,083
5/31/1996       11,608        10,940      11,088     10,968        11,439
6/30/1996       11,262        10,614      10,921     11,010        11,080
7/31/1996       10,398         9,800      10,183     10,523        10,248
8/31/1996       10,905        10,278      10,770     10,745        10,801
9/30/1996       11,511        10,849      11,239     11,350        11,317
10/31/1996      11,414        10,758      11,272     11,663        11,149
11/30/1996      11,978        11,289      11,907     12,545        11,620
12/31/1996      11,895        11,211      11,920     12,296        11,724
1/31/1997       12,426        11,711      12,368     13,064        12,103
2/28/1997       12,013        11,323      12,266     13,167        11,847
3/31/1997       11,510        10,848      11,743     12,626        11,229
4/30/1997       11,732        11,058      12,048     13,379        11,257
5/31/1997       12,616        11,890      13,101     14,194        12,377
6/30/1997       13,133        12,378      13,469     14,830        12,964
7/31/1997       14,186        13,370      14,803     16,010        13,856
8/31/1997       13,780        12,988      14,785     15,113        13,982
9/30/1997       14,447        13,617      15,634     15,941        14,951
10/31/1997      13,981        13,177      14,954     15,408        14,381
11/30/1997      14,088        13,278      15,176     16,122        14,385
12/31/1997      14,295        13,473      15,765     16,398        14,738
1/31/1998       14,358        13,533      15,465     16,580        14,527
2/28/1998       15,412        14,526      16,746     17,776        15,638
3/31/1998       16,056        15,133      17,501     18,686        16,447
4/30/1998       16,238        15,304      17,821     18,874        16,656
5/31/1998       15,790        14,882      17,019     18,549        15,878
6/30/1998       16,293        15,357      17,126     19,303        16,126
7/31/1998       15,806        14,897      16,462     19,097        15,213
8/31/1998       13,186        12,427      13,398     16,336        12,265
9/30/1998       14,144        13,331      14,648     17,383        13,150
10/31/1998      15,013        14,149      15,957     18,797        13,897
11/30/1998      15,762        14,855      16,754     19,936        14,762
12/31/1998      17,048        16,068      18,778     21,085        16,010
1/31/1999       17,849        16,823      18,047     21,967        16,268
2/28/1999       17,321        16,325      17,102     21,284        15,383
3/31/1999       18,360        17,304      17,580     22,135        15,983
4/30/1999       19,093        17,995      18,966     22,993        17,259
5/31/1999       18,564        17,496      19,049     22,450        17,108
6/30/1999       19,731        18,597      20,068     23,696        17,827
7/31/1999       19,076        17,979      19,642     22,956        17,287
8/31/1999       19,000        17,908      18,969     22,842        16,856
9/30/1999       19,068        17,972      18,383     22,216        16,727
10/31/1999      19,753        18,617      19,320     23,622        17,581
11/30/1999      21,434        20,201      20,334     24,102        19,065
12/31/1999      24,968        23,533      21,542     25,521        21,692
1/31/2000       24,661        23,243      20,936     24,239        21,432
2/29/2000       27,687        26,095      22,401     23,780        24,765
3/31/2000       27,402        25,826      24,276     26,107        23,848
4/30/2000       25,292        23,838      23,428     25,321        20,979
5/31/2000       23,213        21,878      23,136     24,802        19,431
6/30/2000       23,661        22,301      23,475     25,413        21,765
7/31/2000       23,051        21,725      23,846     25,016        21,147
8/31/2000       24,858        23,428      26,509     26,570        23,507
9/30/2000       24,127        22,740      26,327     25,167        22,550
10/31/2000      22,983        21,662      25,434     25,061        20,708
11/30/2000      20,205        19,043      23,515     23,085        17,183
12/31/2000      20,728        19,536      25,314     23,198        18,271
1/31/2001       21,319        20,093      25,877     24,021        19,265
2/28/2001       19,180        18,078      24,401     21,831        16,924
3/31/2001       17,882        16,854      22,586     20,448        15,372
4/30/2001       19,452        18,333      25,078     22,037        16,999
5/31/2001       19,641        18,511      25,662     22,184        17,401
6/30/2001       19,531        18,408      25,558     21,644        17,542
7/31/2001       19,189        18,086      25,178     21,431        16,727
8/31/2001       18,373        17,317      24,354     20,090        15,914
9/30/2001       16,424        15,480      21,325     18,467        13,867
10/31/2001      16,838        15,870      22,268     18,819        14,594
11/30/2001      18,220        17,173      23,925     20,263        15,728
12/31/2001      18,787        17,707      25,161     20,441        16,571
1/31/2002       18,622        17,551      25,030     20,142        16,248
2/28/2002       18,268        17,217      25,061     19,754        15,788
3/31/2002       19,167        18,064      26,852     20,497        16,858
4/30/2002       18,659        17,586      26,727     19,254        16,693
5/31/2002       18,410        17,352      26,276     19,112        16,324
6/30/2002       16,921        15,948      24,353     17,751        15,206
7/31/2002       15,432        14,545      21,992     16,367        13,726
8/31/2002       15,551        14,657      22,104     16,475        13,806
9/30/2002       13,991        13,187      20,324     14,684        12,876
10/31/2002      14,640        13,798      21,204     15,977        13,299
11/30/2002      15,503        14,611      22,431     16,917        14,218
12/31/2002      14,687        13,843      21,509     15,923        13,620
1/31/2003       14,310        13,487      20,881     15,506        13,325
2/28/2003       14,157        13,343      20,383     15,273        12,986
3/31/2003       14,263        13,443      20,555     15,422        13,178
4/30/2003       15,374        14,490      22,048     16,692        14,275
5/31/2003       16,508        15,559      23,875     17,571        15,632
6/30/2003       16,733        15,771      24,179     17,796        16,004
7/31/2003       17,158        16,171      25,037     18,109        16,751
8/31/2003       17,997        16,962      26,173     18,462        17,453
9/30/2003       17,549        16,540      25,772     18,266        17,236
10/31/2003      18,825        17,742      27,721     19,300        18,541
11/30/2003      19,297        18,188      28,686     19,470        19,175
12/31/2003      19,627        18,499      29,171     20,491        19,574
1/31/2004       20,088        18,933      29,803     20,867        20,275
2/29/2004       20,265        19,100      30,518     21,157        20,630
3/31/2004       20,312        19,144      30,648     20,838        20,716
4/30/2004       19,897        18,753      29,642     20,510        19,884
5/31/2004       20,204        19,042      30,257     20,792        20,186
6/30/2004       20,723        19,531      30,945     21,196        20,713
7/31/2004       19,542        18,418      29,501     20,495        19,559
8/31/2004       19,305        18,195      29,424     20,578        19,567
9/30/2004       19,919        18,774      30,296     20,800        20,365
10/31/2004      20,286        19,119      30,780     21,118        20,823
11/30/2004      21,290        20,066      32,613     21,973        22,239
12/31/2004      22,152        20,878      33,979     22,720        23,209
1/31/2005       21,539        20,300      33,112     22,167        22,448
2/28/2005       21,976        20,712      34,222     22,633        22,854
3/31/2005       21,574        20,333      33,844     22,232        22,450
4/30/2005       20,888        19,687      32,528     21,811        21,691
5/31/2005       21,763        20,511      34,487     22,505        22,977
6/30/2005       22,070        20,801      35,287     22,537        23,717
7/31/2005       23,109        21,780      37,140     23,375        25,021
8/31/2005       22,968        21,647      36,726     23,161        24,726
9/30/2005       23,251        21,914      37,009     23,349        24,879
10/31/2005      22,755        21,447      36,213     22,960        24,344
11/30/2005      23,784        22,416      37,983     23,828        25,484
12/31/2005      23,836        22,471      38,245     23,836        25,593


Average Annual Total Returns -- December 31, 2005


                                        1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 7/7/94)
Net Asset Value/1/                       7.57%  2.83%    9.07%
With Maximum Sales Charge/2/             1.41   1.62     8.43

CLASS B (Inception 7/7/94)
Net Asset Value/1/                       6.76   2.04     8.26
With CDSC/3/                             1.76   1.67     8.26

CLASS C (Inception 7/7/94)
Net Asset Value/1/                       6.75   2.05     8.25
With CDSC/3/                             5.75   2.05     8.25

CLASS Y (Inception 11/15/94)
Net Asset Value/1/                       8.02   3.39     9.57
---------------------------------------------------------------

COMPARATIVE PERFORMANCE                 1 YEAR 5 YEARS 10 YEARS
S&P Midcap 400 Index/4/                 12.55%  8.59%   14.35%
S&P 500 Index/5/                         4.91   0.54     9.07
Dow Jones Wilshire 4500 Index/6/        10.27   6.97     9.85
Morningstar Mid-Cap Growth Fund Avg./7/  9.70   0.01     8.48

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
FUND COMPOSITION               12/31/05   12/31/04
----------------------------------------------------
Common Stocks                    98.1       98.3
----------------------------------------------------
Short-Term Investments
 and Other                        1.9        1.7
----------------------------------------------------

                               % of Net Assets as of
TEN LARGEST HOLDINGS           12/31/05   12/31/04
----------------------------------------------------
Hewlett-Packard Co.               1.3        0.4
----------------------------------------------------
McDonald's Corp.                  1.3        1.0
----------------------------------------------------
JPMorgan Chase & Co.              1.2        0.8
----------------------------------------------------
Morgan Stanley                    1.2         --
----------------------------------------------------
Time Warner, Inc.                 1.2        1.0
----------------------------------------------------
Walt Disney Co. (The)             1.1        0.6
----------------------------------------------------
Tyco International, Ltd.          1.1         --
----------------------------------------------------
Intel Corp.                       1.1        0.9
----------------------------------------------------
Citigroup, Inc.                   1.1        0.7
----------------------------------------------------
Exxon Mobil Corp.                 1.1         --
----------------------------------------------------

                               % of Net Assets as of
FIVE LARGEST INDUSTRIES        12/31/05   12/31/04
----------------------------------------------------
Diversified Financial Services    8.3        4.1
----------------------------------------------------
Retail                            6.4        7.8
----------------------------------------------------
Media                             5.1        6.4
----------------------------------------------------
Oil & Gas Services                4.0        1.4
----------------------------------------------------
Commercial Services               3.9        3.5
----------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P Midcap 400 Index is an unmanaged index of U.S. mid-sized companies. /5/S&P 500 Index is an unmanaged index of U.S. common stocks.
/6/Dow Jones Wilshire 4500 Index is an unmanaged index of 4,500 mid- and small-sized companies.
/7/Morningstar Mid-Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                                IXIS VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities

--------------------------------------------------------------------------------
Strategy:
Features value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
June 5, 1970

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFVX
                                 Class B NEVBX
                                 Class C NECVX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market. Small cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

Value stocks continued to outperform growth stocks in 2005, but mid-cap stocks took the lead that small-caps had held previously. For the year ended December 31, 2005, the total return on the IXIS Value Fund was 6.21% based on the net asset value of Class A shares and $1.16 in capital gains reinvested during the period. The fund underperformed its benchmark, the Russell 1000 Value Index, which returned 7.05%, although its results were above the 5.76% average return of funds in Morningstar's Large Blend category.

Each of IXIS Value Fund's four segments is managed by a different investment manager, providing four distinct approaches to value investing. The segment managed by Harris Associates invests primarily in mid- and large-cap companies that the manager believes are trading at substantial discounts to their true business value. The Loomis Sayles segment features larger companies with market capitalizations in excess of $2 billion. Vaughan Nelson's segment emphasizes established companies that appear to be undervalued because they are misunderstood or out of favor. Westpeak Global Advisors invests across the capitalization spectrum and employs proprietary research to select stocks based on their value and growth potential, while seeking to manage risk.

HARRIS ASSOCIATES FOCUSED ON HIGH-QUALITY BUSINESSES
Because lower-quality stocks outperformed higher-quality issues, the segment's emphasis on quality detracted from results. The relatively small position in energy, which was the strongest sector in 2005, also detracted from returns, and media stocks were generally weak, despite strong fundamentals. Hewlett-Packard Company was one of this segment's top stocks, as investors grew more confident that the company's new CEO would engineer a turnaround. Improved revenues and earnings in its Japanese business helped Tiffany & Company produce superior results for this segment. Baxter International, a medical instrument and supply company, benefited from a new management team and solid earnings during the year. Liberty Media Corporation, Time Warner, and Cendant Corporation had the most negative impact on the segment. Liberty Media slipped along with the media sector in general, but the stock remains in the segment. Management is restructuring the company and Harris Associates believes the stock is undervalued relative to the company's prospects. While the underpinnings of Time Warner, parent company of America Online (AOL), seemed solid, the stock has languished following Google's investment in AOL. Harris Associates believes Time Warner's stock is significantly undervalued and it remains in the portfolio. Cendant Corporation declined on poor earnings and a less-than-positive outlook for its online travel business; the stock was sold. This segment will continue to focus on high-quality stocks because Harris Associates believes they have the potential to generate superior returns over time.

GOOD STOCK SELECTION GAVE THE LOOMIS SAYLES SEGMENT AN EDGE
While the segment's sector allocations did not change significantly over the year, several modifications were made in individual security positions. Higher commodity prices and an upturn in capital investment contributed to the strong performance of energy stocks. Oil and gas producers Halliburton and GlobalSantaFe rose on robust earnings and the prospects for additional capital investment by their customers over the next several years. Peabody Energy, a diversified coal company, was also helpful as the company benefited from rising natural gas prices. Because it appears that the Federal Reserve Board may be close to ending its rate-raising cycle, the segment increased exposure to financial companies. In financials, the segment favored companies with attractive valuations whose earnings prospects appeared to be ahead of the market's consensus. One example is Ameriprise Financial, an asset-management company spun off by American Express (also in the segment). Weak earnings experienced by the segment's telecommunications holdings were a negative, although the impact on this segment was minor. Individual companies that detracted from results included Tyco International, which lowered earnings guidance several times; News Corp., which made several expensive acquisitions and instituted a share repurchase program; and Fannie Mae, which slumped following an accounting scandal. Tyco and News Corp. remain in the segment. Fannie Mae was eliminated.

                                IXIS VALUE FUND

Management Discussion
--------------------------------------------------------------------------------


VAUGHAN NELSON SOUGHT COMPANIES WITH COMPETITIVE ADVANTAGES AND ATTRACTIVE VALUATIONS
While this segment had relatively few stocks in the consumer discretionary, energy, and materials sectors, all of these areas did well in 2005. The segment's energy holdings included Kerr-McGee and Pioneer Natural Resources, which were among the top contributors to results. MEMC Electronic Materials, a semiconductor manufacturer, was also one of the segment's top performers. All three of these top performers were sold at a profit. The segment had relatively large positions in consumer staples, healthcare, financials, industrials, information technology, and utilities. Healthcare, industrials, and the segment's cash position had a negative impact on return. Boston Scientific, Pfizer, and IBM detracted from performance. A leading developer of drug-eluting cardiac stents, Boston Scientific was competing with Johnson & Johnson to acquire Guidant, another medical technology company. The competition hurt Boston Scientific's stock price, but Vaughan Nelson continues to favor the stock and it remains in the segment. Pfizer, a pharmaceutical company, was sold because trends continued to weaken for the company's three largest prescription drugs. In addition, it did not appear likely that the sale of drugs in the company's product pipeline would be able to replace revenues from expiring patents. IBM was eliminated from the segment based on its valuation.

WESTPEAK FOCUSED ON "MOMENTUM" STOCKS
Stocks with strong momentum (recent upward price movements) benefited the segment, as did the fact that Westpeak avoided higher-yielding stocks, which did not do as well during the year. Energy was one of the segment's largest and best performing sectors. The rally in energy prices boosted the performance of Tesoro, an oil and gas refiner, and the stock was sold on strength. Having a relatively small commitment to media stocks was helpful, as media companies generally underperformed. Investments in grocery stores enhanced results. The segment's position in construction and real property was strong during the first half of the year, but faded in the second half. USG Corp., a materials company, and AmerisourceBergen, a pharmaceutical company, were among the top contributors to return. USG's shares rose following favorable legislation regarding asbestos liability, and Amerisource Bergen gained steadily during the closing months of the year. Westpeak's preference for stocks with low price/earnings ratios detracted from results. Poor timing in the mining and metals industry and in the financials sector also held back returns. Steel maker Steel Dynamics declined on a profit warning and concerns about the potential for weakness in demand. The stock was sold. Homebuilder WCI Communities fell when stocks in the housing industry lost favor with investors after rallying strongly for two years. WCI is no longer in the portfolio. Poor earnings reports hurt NL Industries, a specialty chemical company, and the position was eliminated before a major decline.

                                IXIS VALUE FUND

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                    [CHART]

                     December 31, 1995 through December 31, 2005


                                      Maximum             Russell 1000
                 Net Asset             Sales                  Value
                 Value/1/             Charge/2/             Index/4/
                ----------           ----------           ------------
12/31/1995        10,000               9,425                10,000
 1/31/1996        10,342               9,747                10,312
 2/29/1996        10,479               9,876                10,390
 3/31/1996        10,513               9,909                10,566
 4/30/1996        10,638              10,027                10,607
 5/31/1996        10,820              10,198                10,739
 6/30/1996        10,820              10,198                10,748
 7/31/1996        10,467               9,866                10,342
 8/31/1996        10,775              10,156                10,638
 9/30/1996        11,386              10,731                11,061
10/31/1996        11,739              11,064                11,488
11/30/1996        12,658              11,930                12,321
12/31/1996        12,632              11,905                12,164
 1/31/1997        12,947              12,203                12,754
 2/28/1997        13,092              12,340                12,941
 3/31/1997        12,592              11,868                12,476
 4/30/1997        12,829              12,091                13,000
 5/31/1997        13,553              12,773                13,726
 6/30/1997        14,263              13,443                14,315
 7/31/1997        15,341              14,459                15,392
 8/31/1997        14,749              13,901                14,844
 9/30/1997        15,373              14,489                15,741
10/31/1997        14,710              13,864                15,301
11/30/1997        15,056              14,190                15,978
12/31/1997        15,277              14,399                16,444
 1/31/1998        15,247              14,370                16,211
 2/28/1998        16,271              15,336                17,303
 3/31/1998        16,919              15,946                18,361
 4/30/1998        16,904              15,932                18,484
 5/31/1998        16,422              15,478                18,210
 6/30/1998        16,407              15,464                18,443
 7/31/1998        15,849              14,938                18,118
 8/31/1998        13,167              12,410                15,421
 9/30/1998        13,918              13,118                16,307
10/31/1998        15,086              14,218                17,570
11/30/1998        15,870              14,958                18,388
12/31/1998        16,356              15,415                19,014
 1/31/1999        15,934              15,018                19,166
 2/28/1999        15,647              14,747                18,895
 3/31/1999        15,714              14,811                19,286
 4/30/1999        16,931              15,957                21,088
 5/31/1999        16,778              15,814                20,856
 6/30/1999        17,218              16,228                21,461
 7/31/1999        16,441              15,496                20,833
 8/31/1999        15,731              14,827                20,060
 9/30/1999        14,823              13,971                19,359
10/31/1999        15,548              14,654                20,473
11/30/1999        15,324              14,443                20,313
12/31/1999        15,225              14,349                20,411
 1/31/2000        14,754              13,906                19,745
 2/29/2000        13,487              12,711                18,278
 3/31/2000        14,876              14,021                20,508
 4/30/2000        14,836              13,983                20,270
 5/31/2000        14,754              13,906                20,484
 6/30/2000        14,408              13,579                19,547
 7/31/2000        14,448              13,617                19,792
 8/31/2000        15,329              14,448                20,893
 9/30/2000        15,064              14,198                21,085
10/31/2000        15,472              14,583                21,603
11/30/2000        14,982              14,120                20,801
12/31/2000        15,533              14,640                21,843
 1/31/2001        16,024              15,103                21,927
 2/28/2001        15,595              14,698                21,317
 3/31/2001        15,063              14,197                20,564
 4/30/2001        16,003              15,083                21,572
 5/31/2001        16,432              15,487                22,057
 6/30/2001        16,146              15,217                21,568
 7/31/2001        16,002              15,082                21,522
 8/31/2001        15,307              14,427                20,660
 9/30/2001        14,020              13,214                19,206
10/31/2001        14,449              13,618                19,041
11/30/2001        15,410              14,524                20,147
12/31/2001        15,737              14,832                20,622
 1/31/2002        15,512              14,620                20,463
 2/28/2002        15,349              14,466                20,496
 3/31/2002        16,023              15,101                21,466
 4/30/2002        15,532              14,639                20,729
 5/31/2002        15,532              14,639                20,833
 6/30/2002        14,327              13,503                19,637
 7/31/2002        13,081              12,328                17,812
 8/31/2002        13,285              12,521                17,946
 9/30/2002        11,671              10,999                15,951
10/31/2002        12,427              11,712                17,133
11/30/2002        13,428              12,656                18,212
12/31/2002        12,672              11,944                17,421
 1/31/2003        12,366              11,655                16,999
 2/28/2003        12,080              11,385                16,546
 3/31/2003        12,101              11,405                16,573
 4/30/2003        13,225              12,464                18,032
 5/31/2003        14,185              13,369                19,196
 6/30/2003        14,450              13,619                19,436
 7/31/2003        14,613              13,773                19,726
 8/31/2003        14,982              14,120                20,033
 9/30/2003        14,655              13,812                19,838
10/31/2003        15,616              14,718                21,052
11/30/2003        16,005              15,085                21,337
12/31/2003        16,679              15,720                22,652
 1/31/2004        16,863              15,893                23,051
 2/29/2004        17,230              16,239                23,545
 3/31/2004        17,128              16,144                23,339
 4/30/2004        16,863              15,893                22,768
 5/31/2004        17,067              16,086                23,000
 6/30/2004        17,395              16,395                23,544
 7/31/2004        16,883              15,913                23,212
 8/31/2004        16,843              15,874                23,542
 9/30/2004        17,047              16,066                23,907
10/31/2004        17,272              16,278                24,305
11/30/2004        18,070              17,031                25,534
12/31/2004        18,575              17,507                26,389
 1/31/2005        18,304              17,252                25,920
 2/28/2005        18,762              17,683                26,779
 3/31/2005        18,512              17,448                26,412
 4/30/2005        18,096              17,055                25,939
 5/31/2005        18,637              17,565                26,563
 6/30/2005        18,857              17,773                26,854
 7/31/2005        19,541              18,418                27,631
 8/31/2005        19,434              18,316                27,511
 9/30/2005        19,626              18,498                27,897
10/31/2005        19,155              18,054                27,188
11/30/2005        19,776              18,639                28,082
12/31/2005        19,728              18,585                28,250

Average Annual Total Returns -- December 31, 2005


                                     1 YEAR/6/ 5 YEARS/6/ 10 YEARS/6/
CLASS A (Inception 6/5/70)
Net Asset Value/1/                     6.21%     4.90%       7.03%
With Maximum Sales Charge/2/           0.15      3.67        6.39

CLASS B (Inception 9/13/93)
Net Asset Value/1/                     5.54      4.14        6.24
With CDSC/3/                           0.96      3.79        6.24

CLASS C (Inception 12/30/94)
Net Asset Value/1/                     5.39      4.11        6.22
With CDSC/3/                           4.48      4.11        6.22
---------------------------------------------------------------------

COMPARATIVE PERFORMANCE               1 YEAR    5 YEARS    10 YEARS
Russell 1000 Value Index/4/            7.05%     5.28%      10.94%
Morningstar Large Blend Fund Avg./5/   5.76      0.50        8.12


All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 12/31/05   12/31/04
------------------------------------------------------
Common Stocks                      98.0       96.9
------------------------------------------------------
Short Term Investments and Other    2.0        3.1
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/05   12/31/04
------------------------------------------------------
Exxon Mobil Corp.                   3.3        2.4
------------------------------------------------------
JPMorgan Chase & Co.                2.6        2.5
------------------------------------------------------
Time Warner, Inc.                   2.4        2.5
------------------------------------------------------
McDonald's Corp.                    2.4        2.5
------------------------------------------------------
Hewlett-Packard Co.                 2.2        0.2
------------------------------------------------------
Citigroup, Inc.                     2.2        1.8
------------------------------------------------------
Morgan Stanley                      1.9         --
------------------------------------------------------
Baxter International, Inc.          1.8        1.9
------------------------------------------------------
U.S. Bancorp                        1.8        1.2
------------------------------------------------------
Washington Mutual, Inc.             1.6        1.6
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/05   12/31/04
------------------------------------------------------
Diversified Financial Services     13.3        9.1
------------------------------------------------------
Retail                              8.0       11.3
------------------------------------------------------
Oil & Gas                           7.7        6.5
------------------------------------------------------
Media                               6.7        7.6
------------------------------------------------------
Banks                               6.3        6.2
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Value Index is an unmanaged index of the 1,000 largest U.S.
    companies within the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.
 /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 /6/Fund performance has been increased by expense waivers, without which performance would have been lower.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks capital appreciation

--------------------------------------------------------------------------------
Strategy:
Invests in small-cap companies with a focus on absolute return using a bottom up value-oriented investment process

--------------------------------------------------------------------------------
Inception Date:
December 31, 1996

--------------------------------------------------------------------------------
Managers:
Mark J. Roach
Chris D. Wallis
Scott J. Weber

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFJX
                                 Class B NEJBX
                                 Class C NEJCX

--------------------------------------------------------------------------------
What You Should Know:
Investing in small-cap stocks carries special risk, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Vaughan Nelson Small Cap Value Fund provided a total return of 10.08% for the year ended December 31, 2005, based on the net asset value of Class A shares. The fund outperformed both its benchmark, the Russell 2000 Value Index, which returned 4.71%, and the 6.13% average return on the funds in Morningstar's Small Value category.

Mid-cap value stocks outperformed small-cap issues in 2005. Value stocks had an advantage over growth stocks for most of the year, with the exception of the fourth quarter, when growth gained some ground.

ENERGY STOCKS RULED THE MARKET IN 2005
As oil prices reached record highs during the year, energy stocks led the market across the board, and energy companies accounted for a substantial portion of fund assets during the year. One of our best individual performers was Southwestern Energy Co., which is active in exploration, production, and distribution of natural gas. The fund also benefited from its holdings in GMX Resources, which is active in the exploration and development of crude oil and natural gas, and Oil States International, which provides specialty products and services to oil and gas drilling and production companies.

STOCK PICKS IN OTHER INDUSTRIES ALSO PERFORMED WELL
The fund also benefited from its position in AMERCO, whose principal operation, U-Haul International, rents trucks and other equipment, and leases storage space to commercial and retail customers in the United States and Canada. CB Richard Ellis Group, a commercial real estate broker with a global reach, performed well, as did two companies in the heating, air conditioning, and refrigeration equipment business: Watsco and York International. In December of 2005, York was acquired by Johnson Controls, which provides innovative products for interior use in buildings and automobiles.

SOME SELECTIONS PROVED DISAPPOINTING
As its results suggest, the fund's positives were stronger than its negatives during the period. Even though sporting goods retailer K2 Inc is anticipating increased earnings in 2005, the stock has yet to recover from a collapse in its paintball sales and investors' concern in the wake of K2's aggressive series of acquisitions. Since we believe the company's longer-term outlook is strong, we have used price weakness to add to the fund's holdings. Invacare Corp., which manufactures home healthcare products, slid as it experienced pricing pressures that were not offset by lower manufacturing costs. The company is moving its operations overseas and we look for improvement in the stock price in the year ahead. Commercial banker MB Financial is experiencing slow growth in its market, combined with a flattening yield curve as short-term interest rates rose more than long rates during the year. We believe the yield curve will revert to a more normal configuration during the coming year, contributing to better performance for financial stocks in general and MB Financial in particular.

UPSIDE POTENTIAL IN 2006 MAY BE LIMITED TO FEWER STOCKS
Despite strong appreciation in 2005, we believe the energy sector will continue to do well in 2006, although we may encounter a mid-cycle slowdown. We think the market may continue to rally if investors believe the Federal Reserve Board is nearing the end of its cycle of raising interest rates. This suggests that the first half of 2006 may be stronger than the second half. We also think positive performance may be limited to a smaller number of stocks than was true in 2005.

In general, we are anticipating more headwinds than tailwinds in the months ahead, but periods of uncertainty historically have created opportunities for watchful investors.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

              December 31, 1996 (inception) through June 30, 2005

                                        Maximum          Russell 2000
                  Net Asset              Sales              Value
                   Value/1/             Charge/2/          Index/4/
                  ----------           ----------        ------------
12/31/1996         $10,000             $ 9,425             $10,000
 1/31/1997          10,192               9,606              10,154
 2/28/1997           9,920               9,349              10,250
 3/31/1997           9,351               8,814               9,975
4/30/1997            9,264               8,731              10,122
 5/31/1997          10,447               9,847              10,928
 6/30/1997          11,040              10,405              11,481
 7/31/1997          11,784              11,106              11,963
 8/31/1997          12,104              11,408              12,153
 9/30/1997          13,160              12,403              12,961
10/31/1997          12,672              11,943              12,608
11/30/1997          12,375              11,664              12,746
12/31/1997          12,696              11,966              13,178
 1/31/1998          12,340              11,631              12,940
 2/28/1998          13,348              12,581              13,722
 3/31/1998          14,125              13,313              14,279
 4/30/1998          13,994              13,189              14,349
 5/31/1998          13,135              12,379              13,841
 6/30/1998          13,341              12,574              13,763
 7/31/1998          12,300              11,593              12,685
 8/31/1998           9,624               9,070               10,699
 9/30/1998          10,294               9,702               11,303
10/31/1998          10,749              10,131              11,638
11/30/1998          11,758              11,082              11,953
12/31/1998          12,957              12,212              12,328
 1/31/1999          13,231              12,470              12,048
 2/28/1999          12,122              11,425              11,226
 3/31/1999          12,957              12,212              11,133
 4/30/1999          13,934              13,133              12,150
 5/31/1999          13,818              13,024              12,523
 6/30/1999          14,968              14,107              12,976
 7/31/1999          14,785              13,935              12,668
 8/31/1999          14,654              13,811              12,205
 9/30/1999          15,061              14,195              11,961
10/31/1999          16,203              15,271              11,722
11/30/1999          18,066              17,027              11,783
12/31/1999          21,430              20,198              12,145
 1/31/2000          21,402              20,172              11,827
 2/29/2000          26,682              25,148              12,550
 3/31/2000          25,666              24,190              12,609
 4/30/2000          22,655              21,352              12,684
 5/31/2000          20,815              19,619              12,490
 6/30/2000          22,508              21,213              12,855
 7/31/2000          20,925              19,722              13,283
 8/31/2000          23,526              22,174              13,877
 9/30/2000          22,776              21,466              13,799
10/31/2000          20,858              19,659              13,750
11/30/2000          17,223              16,232              13,470
12/31/2000          18,811              17,729              14,917
 1/31/2001          19,631              18,502              15,329
 2/28/2001          17,102              16,119              15,307
 3/31/2001          15,472              14,583              15,062
 4/30/2001          17,023              16,044              15,759
 5/31/2001          17,375              16,376              16,164
 6/30/2001          17,968              16,934              16,815
 7/31/2001          16,737              15,774              16,438
 8/31/2001          15,711              14,807              16,381
 9/30/2001          13,216              12,456              14,572
10/31/2001          14,116              13,304              14,953
11/30/2001          15,358              14,475              16,028
12/31/2001          16,544              15,593              17,009
 1/31/2002          16,157              15,228              17,235
 2/28/2002          14,869              14,014              17,340
 3/31/2002          16,191              15,260              18,638
 4/30/2002          15,815              14,906              19,294
 5/31/2002          15,051              14,186              18,656
 6/30/2002          14,049              13,241              18,243
 7/31/2002          11,929              11,243              15,533
 8/31/2002          11,917              11,232              15,463
 9/30/2002          10,823              10,201              14,359
10/31/2002          11,382              10,727              14,575
11/30/2002          12,259              11,554              15,738
12/31/2002          11,450              10,792              15,066
 1/31/2003          10,812              10,190              14,641
 2/28/2003          10,436               9,836               14,149
 3/31/2003          10,459               9,857               14,300
 4/30/2003          11,462              10,803              15,659
 5/31/2003          12,636              11,909              17,257
 6/30/2003          13,114              12,360              17,550
 7/31/2003          13,970              13,166              18,425
 8/31/2003          14,688              13,843              19,125
 9/30/2003          14,254              13,435              18,906
10/31/2003          15,279              14,401              20,447
11/30/2003          15,724              14,820              21,232
12/31/2003          15,883              14,969              22,000
 1/31/2004          16,497              15,549              22,761
 2/29/2004          16,407              15,463              23,201
 3/31/2004          16,441              15,496              23,522
 4/30/2004          15,734              14,829              22,306
 5/31/2004          15,791              14,883              22,575
 6/30/2004          16,610              15,655              23,721
 7/31/2004          15,893              14,979              22,631
 8/31/2004          15,734              14,829              22,853
 9/30/2004          16,292              15,355              23,757
10/31/2004          16,520              15,570              24,126
11/30/2004          17,774              16,752              26,267
12/31/2004          18,309              17,256              26,894
 1/31/2005          17,762              16,740              25,853
 2/28/2005          18,343              17,288              26,367
 3/31/2005          18,080              17,041              25,824
 4/30/2005          17,214              16,224              24,492
 5/31/2005          18,125              17,083              25,986
 6/30/2005          18,853              17,769              27,135
 7/31/2005          19,857              18,715              28,679
 8/31/2005          19,708              18,574              28,020
 9/30/2005          19,901              18,756              27,974
10/31/2005          19,308              18,197              27,271
11/30/2005          20,140              18,982              28,378
12/31/2005          20,155              19,000              28,160


Average Annual Total Returns -- December 31, 2005


                                                      SINCE
                                     1 YEAR 5 YEARS INCEPTION
CLASS A (Inception 12/31/96)
Net Asset Value/1/                   10.08%   1.39%    8.10%
With Maximum Sales Charge/2/          3.75    0.19     7.39

CLASS B (Inception 12/31/96)
Net Asset Value/1/                    9.28    0.62     7.29
With CDSC/3/                          4.28    0.23     7.29

CLASS C (Inception 12/31/96)
Net Asset Value/1/                    9.28    0.64     7.30
With CDSC/3/                          8.28    0.64     7.30
-------------------------------------------------------------

                                                      SINCE
COMPARATIVE PERFORMANCE              1 YEAR 5 YEARS INCEPTION
Russell 2000 Value Index/4/           4.71%  13.55%   12.19%
Morningstar Small Value Fund Avg./5/  6.13   13.50    11.50

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                      % of Net Assets as of
FUND COMPOSITION                      12/31/05   12/31/04
-----------------------------------------------------------
Common Stocks                           95.1       98.6
-----------------------------------------------------------
Short-Term Investments and Other         4.9        1.4
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  12/31/05   12/31/04
-----------------------------------------------------------
iShares Russell 2000 Value Index Fund    4.6        3.7
-----------------------------------------------------------
Raymond James Financial, Inc.            3.1        2.0
-----------------------------------------------------------
Universal Compression Holdings, Inc.     2.9         --
-----------------------------------------------------------
Genesee & Wyoming, Inc.                  2.8        1.6
-----------------------------------------------------------
Pediatrix Medical Group, Inc.            2.5        1.3
-----------------------------------------------------------
Briggs & Stratton Corp.                  2.1        1.5
-----------------------------------------------------------
Alliant Techsystems, Inc.                2.1        1.7
-----------------------------------------------------------
AMERCO, Inc.                             2.0        1.1
-----------------------------------------------------------
Hilb, Rogal & Hobbs Co.                  2.0         --
-----------------------------------------------------------
Nordson Corp.                            2.0        1.4
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST INDUSTRIES               12/31/05   12/31/04
-----------------------------------------------------------
Commercial Services                      9.0        7.9
-----------------------------------------------------------
Aerospace & Defense                      7.4        5.7
-----------------------------------------------------------
Health Care -- Services                  5.8        5.5
-----------------------------------------------------------
Transportation                           5.7        5.9
-----------------------------------------------------------
Oil & Gas                                5.5        3.2
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Small Value Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                         WESTPEAK CAPITAL GROWTH FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stocks of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
August 3, 1992

--------------------------------------------------------------------------------
Manager:
Westpeak Global Advisors, L.P.
Team Management

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFCX
                                 Class B NECBX
                                 Class C NECGX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations.

Management Discussion
--------------------------------------------------------------------------------

Westpeak Capital Growth Fund held a modest lead over its benchmark, the Russell 1000 Growth Index, for most of 2005, but the fund lost ground in the fourth quarter. For the year ended December 31, 2005, the fund's total return was 3.32% based on the net asset value of Class A shares. For the same period, the fund's benchmark returned 5.26%, and the average return on the funds in Morningstar's Large Growth category was 6.46%.

Mid-cap stocks edged out small-cap issues in 2005. Value stocks had a slight advantage over growth stocks for most of the year, with the exception of the fourth quarter, when growth gained some ground. "Momentum" stocks with strong recent price performance did well, but those with low price/earnings ratios - which we also favor - detracted from results.

ENERGY STOCKS DOMINATED 2005
Energy has been a primary focus of the fund since 2004, including all three industries that make up that category: refining, reserves, and services. We favored companies with substantial energy reserves and added to oil services during the year, although we trimmed the entire sector late in the period. Our best performer in 2005 was Southwestern Energy Company, which is active in exploration, production, and distribution of natural gas. We began buying the stock in 2004 and continued adding to the position through May of 2005. We sold Southwestern on strength late in the year because we felt its price had risen too high.

TECHNOLOGY AND OTHER INDUSTRIES WERE MIXED
Although larger technology companies did not do well, smaller ones had a good year. International Business Machines (IBM) has been in the portfolio since about mid-2004. It was hit hard by disappointing earnings in April of 2005, but the fund still has a sizeable position in "Big Blue." NII Holdings, a small wireless communications company serving customers in Latin America, had an excellent year, and we took profits in the stock late in the year.

Home-building stocks did well for the fund early in the year, but slumped near the end and we trimmed holdings. We have also been trimming some of our better performers in other industries, selling on strength during the year when we felt they were reaching full valuation. Examples included Best Buy, a leading electronics retailer, and AmerisourceBergen Corporation, a wholesale distributor of pharmaceuticals.

The transportation sector also did well, although the fund's results were mixed. Some businesses that transport freight were able to pass on higher costs to their customers. The fund owned transportation giant FedEx for much of the year but sold it at a slight loss. Although UPS did not have a good year, we purchased a small position in the stock late in the year and it was a modest positive for the fund.

STOCKS OF TWO MEDICAL GIANTS HURT PERFORMANCE
In addition to IBM, discussed above, Johnson & Johnson (J&J) and Boston Scientific held the fund back as they competed in a bidding war to acquire Guidant Corporation. Although each company has a unique business mix, all three have been active in the development and production of cardiac stents. Even though the competition has taken its toll, we retain positions in both J&J and Boston Scientific.

OUTLOOK FOR 2006 IS POSITIVE
We believe the price momentum in energy stocks will carry through into 2006, even if oil prices recede from their recent highs. We also have significant positions in insurance companies and other interest-sensitive issues. Computer software companies, information services, and the freight industry also still seem attractive. As always, our focus is on stocks that appear to be attractively priced, with positive momentum.

                         WESTPEAK CAPITAL GROWTH FUND

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

               December 31, 1995 through December 31, 2005

                                       Maximum
                 Net Asset              Sales             Russell 1000
                  Value/1/            Charge/2/          Growth Index/4/
                 ----------           ----------         ---------------
12/31/1995       $10,000             $ 9,425                $10,000
1/31/1996         10,185               9,599                 10,335
2/29/1996         10,451               9,850                 10,524
3/31/1996         10,353               9,757                 10,537
4/30/1996         10,868              10,243                 10,814
5/31/1996         11,194              10,551                 11,192
6/30/1996         11,042              10,407                 11,207
7/31/1996         10,281               9,690                 10,551
8/31/1996         10,672              10,058                 10,823
9/30/1996         11,558              10,893                 11,611
10/31/1996        11,552              10,888                 11,681
11/30/1996        12,127              11,430                 12,558
12/31/1996        11,703              11,030                 12,312
1/31/1997         12,365              11,654                 13,176
2/28/1997         12,025              11,334                 13,087
3/31/1997         11,127              10,487                 12,378
4/30/1997         11,606              10,939                 13,200
5/31/1997         12,626              11,900                 14,153
6/30/1997         12,979              12,232                 14,719
7/31/1997         13,890              13,091                 16,021
8/31/1997         13,252              12,490                 15,083
9/30/1997         13,653              12,868                 15,826
10/31/1997        13,101              12,348                 15,241
11/30/1997        13,444              12,671                 15,888
12/31/1997        13,720              12,931                 16,066
1/31/1998         13,830              13,034                 16,547
2/28/1998         14,778              13,929                 17,791
3/31/1998         15,439              14,551                 18,500
4/30/1998         15,714              14,810                 18,756
5/31/1998         15,335              14,453                 18,224
6/30/1998         16,132              15,205                 19,340
7/31/1998         15,981              15,062                 19,212
8/31/1998         13,443              12,670                 16,329
9/30/1998         14,250              13,430                 17,583
10/31/1998        15,291              14,412                 18,997
11/30/1998        16,209              15,277                 20,442
12/31/1998        17,706              16,688                 22,285
1/31/1999         18,597              17,528                 23,593
2/28/1999         17,552              16,543                 22,516
3/31/1999         17,938              16,907                 23,701
4/30/1999         18,290              17,238                 23,732
5/31/1999         17,955              16,923                 23,002
6/30/1999         18,907              17,819                 24,613
7/31/1999         18,487              17,424                 23,831
8/31/1999         18,650              17,577                 24,221
9/30/1999         18,377              17,321                 23,712
10/31/1999        19,658              18,528                 25,502
11/30/1999        20,242              19,078                 26,878
12/31/1999        22,088              20,818                 29,674
1/31/2000         20,842              19,644                 28,283
2/29/2000         21,711              20,463                 29,665
3/31/2000         23,450              22,102                 31,789
4/30/2000         22,754              21,446                 30,276
5/31/2000         21,691              20,444                 28,751
6/30/2000         23,121              21,791                 30,930
7/31/2000         22,522              21,227                 29,641
8/31/2000         24,283              22,887                 32,325
9/30/2000         22,039              20,772                 29,267
10/31/2000        21,275              20,051                 27,882
11/30/2000        18,405              17,346                 23,772
12/31/2000        17,773              16,751                 23,020
1/31/2001         18,625              17,554                 24,610
2/28/2001         16,096              15,170                 20,432
3/31/2001         14,594              13,755                 18,209
4/30/2001         16,567              15,614                 20,512
5/31/2001         16,378              15,436                 20,210
6/30/2001         16,123              15,196                 19,742
7/31/2001         15,271              14,393                 19,248
8/31/2001         14,042              13,235                 17,674
9/30/2001         12,600              11,875                 15,910
10/31/2001        13,179              12,422                 16,744
11/30/2001        14,326              13,502                 18,353
12/31/2001        14,137              13,324                 18,318
1/31/2002         14,078              13,268                 17,995
2/28/2002         13,568              12,788                 17,248
3/31/2002         14,031              13,224                 17,845
4/30/2002         13,249              12,487                 16,388
5/31/2002         12,964              12,219                 15,992
6/30/2002         11,897              11,213                 14,512
7/31/2002         10,973              10,342                 13,715
8/31/2002         10,985              10,353                 13,756
9/30/2002          9,824               9,259                 12,329
10/31/2002        10,535               9,929                 13,460
11/30/2002        10,879              10,253                 14,191
12/31/2002        10,167               9,582                 13,211
1/31/2003          9,907               9,337                 12,890
2/28/2003          9,954               9,382                 12,831
3/31/2003         10,155               9,571                 13,070
4/30/2003         10,747              10,130                 14,036
5/31/2003         11,340              10,688                 14,737
6/30/2003         11,446              10,788                 14,939
7/31/2003         11,601              10,934                 15,311
8/31/2003         11,743              11,068                 15,692
9/30/2003         11,790              11,113                 15,524
10/31/2003        12,359              11,648                 16,396
11/30/2003        12,501              11,782                 16,568
12/31/2003        12,880              12,139                 17,141
1/31/2004         13,069              12,318                 17,491
2/29/2004         13,069              12,318                 17,602
3/31/2004         12,832              12,095                 17,275
4/30/2004         12,548              11,826                 17,074
5/31/2004         12,772              12,038                 17,393
6/30/2004         12,938              12,194                 17,610
7/31/2004         12,346              11,636                 16,614
8/31/2004         12,333              11,624                 16,532
9/30/2004         12,405              11,692                 16,690
10/31/2004        12,689              11,959                 16,950
11/30/2004        13,163              12,407                 17,533
12/31/2004        13,543              12,764                 18,220
1/31/2005         13,151              12,395                 17,613
2/28/2005         13,258              12,495                 17,800
3/31/2005         12,902              12,161                 17,476
4/30/2005         12,619              11,893                 17,143
5/31/2005         13,306              12,541                 17,973
6/30/2005         13,473              12,698                 17,906
7/31/2005         14,160              13,346                 18,781
8/31/2005         13,899              13,100                 18,540
9/30/2005         13,946              13,144                 18,625
10/31/2005        13,580              12,799                 18,444
11/30/2005        14,196              13,380                 19,240
12/31/2005        14,000              13,197                 19,179


Average Annual Total Returns -- December 31, 2005


                                      1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 8/3/92)
Net Asset Value/1/                     3.32%  -4.67%   3.42%
With Maximum Sales Charge/2/          -2.64   -5.79    2.81

CLASS B (Inception 9/13/93)
Net Asset Value/1/                     2.52   -5.37    2.61
With CDSC/3/                          -2.48   -5.75    2.61

CLASS C (Inception 12/30/94)
Net Asset Value/1/                     2.52   -5.41    2.60
With CDSC/3/                           1.52   -5.41    2.60
-------------------------------------------------------------

COMPARATIVE PERFORMANCE               1 YEAR 5 YEARS 10 YEARS
Russell 1000 Growth Index/4/           5.26%  -3.58%   6.73%
Morningstar Large Growth Fund Avg./5/  6.46   -3.37    6.95

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                      % of Net Assets as of
FUND COMPOSITION                      12/31/05   12/30/04
-----------------------------------------------------------
Common Stocks                           99.1       98.4
-----------------------------------------------------------
Short-Term Investments and Other         0.9        1.6
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  12/31/05   12/31/04
-----------------------------------------------------------
Microsoft Corp.                          5.7        5.3
-----------------------------------------------------------
Johnson & Johnson                        4.1        2.4
-----------------------------------------------------------
Intel Corp.                              3.9        4.7
-----------------------------------------------------------
Amgen, Inc.                              3.1        1.6
-----------------------------------------------------------
International Business Machines Corp.    3.0        4.0
-----------------------------------------------------------
Boeing Co. (The)                         2.9        2.5
-----------------------------------------------------------
General Electric Co.                     2.9         --
-----------------------------------------------------------
American Express Co.                     2.9        2.1
-----------------------------------------------------------
Texas Instruments, Inc.                  2.8         --
-----------------------------------------------------------
Cisco Systems, Inc.                      2.7        4.3
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST INDUSTRIES               12/31/05   12/31/04
-----------------------------------------------------------
Software                                10.3        9.3
-----------------------------------------------------------
Health Care -- Products                  8.0        5.4
-----------------------------------------------------------
Diversified Financial Services           6.7        7.6
-----------------------------------------------------------
Semiconductors                           6.7        5.2
-----------------------------------------------------------
Health Care -- Services                  6.0        2.4
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Growth Index is an unmanaged index of the 1,000 largest U.S.
   companies within the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.
/5/Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 1-800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the funds' website and the SEC's website.
QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUNDS' EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2005 through December 31, 2005. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
CGM ADVISOR TARGETED EQUITY FUND                 7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,095.30                   $6.65
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.85                   $6.41
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,089.70                  $10.59
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.80                  $10.21
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,090.90                  $10.70
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.95                  $10.31
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,094.70                   $5.54
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.90                   $5.35

*Expenses are equal to the fund's annualized expense ratio: 1.26%, 2.01%, 2.03%, and 1.05% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE --ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HANSBERGER INTERNATIONAL FUND                    7/1/05                 12/31/05             7/1/05 - 12/31/05
--------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00              $1,168.00                    $9.95
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00              $1,016.02                    $9.26
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00              $1,163.70                   $13.91
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00              $1,012.34                   $12.93
--------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00              $1,164.30                   $14.02
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00              $1,012.23                   $13.03

*Expenses are equal to the fund's annualized expense ratio: 1.82%, 2.55% and 2.57% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES FOCUSED VALUE FUND             7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,029.10                   $8.69
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.64                   $8.64
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,024.60                  $12.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.84                  $12.43
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,024.60                  $12.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.84                  $12.43

*Expenses are equal to the fund's annualized expense ratio: 1.70%, 2.45% and 2.45% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES LARGE CAP VALUE FUND           7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,038.20                   $6.68
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.65                   $6.61
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,034.00                  $10.51
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.87                  $10.41
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,033.20                  $10.51
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.87                  $10.41
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,038.60                   $5.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.83                   $5.35

*Expenses are equal to the fund's annualized expense ratio (after reimbursement of expenses): 1.30%, 2.05%, 2.05% and 1.05% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS U.S. DIVERSIFIED PORTFOLIO                  7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,079.80                   $8.65
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.88                   $8.39
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,075.20                  $12.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.14                  $12.13
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,075.80                  $12.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.14                  $12.13
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,081.90                   $6.61
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.88                   $6.41

*Expenses are equal to the fund's annualized expense ratio: 1.65%, 2.39%, 2.39% and 1.26% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS VALUE FUND                                  7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,046.20                   $8.30
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.08                   $8.19
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,043.20                  $12.15
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.32                  $11.98
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,041.80                  $12.15
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.32                  $11.98

*Expenses are equal to the fund's annualized expense ratio (after advisory fee waiver): 1.61%, 2.36% and 2.36% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
VAUGHAN NELSON SMALL CAP VALUE FUND              7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,068.90                   $9.75
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.76                   $9.50
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,065.10                  $13.48
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.14                  $13.14
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,065.10                  $13.59
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.04                  $13.24

*Expenses are equal to the fund's annualized expense ratio: 1.87%, 2.59% and 2.61% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
WESTPEAK CAPITAL GROWTH FUND                     7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,038.70                   $9.56
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.84                   $9.45
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,035.60                  $13.34
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.09                  $13.19
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,035.60                  $13.39
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.04                  $13.24

*Expenses are equal to the fund's annualized expense ratio: 1.86%, 2.60% and 2.61% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

         CGM ADVISOR TARGETED EQUITY FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005



   Shares    Description                                           Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 99.0% of Net Assets
             Aerospace & Defense -- 3.2%
     435,000 United Technologies Corp.                          $    24,320,850
                                                                ---------------
             Auto Manufacturers -- 5.3%
     385,000 Toyota Motor Corp.(d)                                   40,278,700
                                                                ---------------
             Beverages -- 5.2%
     670,000 PepsiCo, Inc.                                           39,583,600
                                                                ---------------
             Biotechnology -- 6.5%
     100,000 Amgen, Inc.(c)                                           7,886,000
     449,000 Genentech, Inc.(c)                                      41,532,500
                                                                ---------------
                                                                     49,418,500
                                                                ---------------
             Cosmetics & Personal Care -- 5.3%
     700,000 Procter & Gamble Co.                                    40,516,000
                                                                ---------------
             Diversified Financial Services -- 1.8%
     115,000 Legg Mason, Inc.                                        13,764,350
                                                                ---------------
             Health Care -- Products -- 4.9%
     625,000 Johnson & Johnson                                       37,562,500
                                                                ---------------
             Insurance -- 11.1%
     865,000 Aflac, Inc.                                             40,153,300
     650,000 American International Group, Inc.                      44,349,500
                                                                ---------------
                                                                     84,502,800
                                                                ---------------
             Internet -- 2.7%
      49,000 Google, Inc., Class A(c)                                20,328,140
                                                                ---------------
             Miscellaneous -- Manufacturing -- 7.1%
     200,000 3M Co.                                                  15,500,000
   1,110,000 General Electric Co.                                    38,905,500
                                                                ---------------
                                                                     54,405,500
                                                                ---------------
             Oil & Gas -- 19.3%
     630,000 BP PLC, Sponsored ADR                                   40,458,600
     640,000 ConocoPhillips                                          37,235,200
     400,000 Exxon Mobil Corp.                                       22,468,000
     374,000 Total SA, Sponsored ADR(d)                              47,273,600
                                                                ---------------
                                                                    147,435,400
                                                                ---------------
             Oil & Gas Services -- 9.9%
     595,000 Halliburton Co.                                         36,866,200
     400,000 Schlumberger, Ltd.(d)                                   38,860,000
                                                                ---------------
                                                                     75,726,200
                                                                ---------------
             Pharmaceuticals -- 4.6%
     770,000 Wyeth Corp.                                             35,473,900
                                                                ---------------
             Retail -- 1.4%
     410,000 CVS Corp.                                               10,832,200
                                                                ---------------
             Semiconductors -- 1.6%
     490,000 Intel Corp.                                             12,230,400
                                                                ---------------
             Telecommunications -- 3.5%
     920,000 America Movil SA de CV, Series L, ADR                   26,919,200
                                                                ---------------
             Tobacco -- 5.6%
     568,000 Altria Group, Inc.                                      42,440,960
                                                                ---------------
             Total Common Stocks (Identified Cost $653,104,376)     755,739,200
                                                                ---------------

   Shares/
  Principal
   Amount     Description                                                             Value (a)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 7.3%
$   6,205,000 American Express Credit Corp, 4.18%, due 1/03/2006                   $     6,205,000
   49,555,261 State Street Navigator Securities Lending Prime Portfolio(e)              49,555,261
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $55,760,261)                55,760,261
                                                                                    ---------------
              Total Investments -- 106.3%
              (Identified Cost $708,864,637)(b)                                        811,499,461
              Other assets less liabilities -- (6.3)%                                  (48,060,352)
                                                                                    ---------------
              Net Assets -- 100%                                                   $   763,439,109
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on
              investments based on cost of $710,721,449 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                      $   105,505,324
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                           (4,727,312)
                                                                                    ---------------
              Net unrealized appreciation                                          $   100,778,012
                                                                                    ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at December 31, 2005.
          (e) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Oil & Gas                      19.3%
                      Insurance                      11.1
                      Oil & Gas Services              9.9
                      Miscellaneous -- Manufacturing  7.1
                      Biotechnology                   6.5
                      Tobacco                         5.6
                      Cosmetics & Personal Care       5.3
                      Auto Manufacturers              5.3
                      Beverages                       5.2
                      Healthcare -- Products          4.9
                      Pharmaceuticals                 4.6
                      Telecommunications              3.5
                      Aerospace & Defense             3.2
                      Internet                        2.7
                      Others, less than 2% each       4.8

                See accompanying notes to financial statements.

           HANSBERGER INTERNATIONAL FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005

   Shares    Description                                         Value (a)
-----------------------------------------------------------------------------
Common Stocks -- 98.3% of Net Assets
             Australia -- 1.7%
      64,173 Westpac Banking Corp.                            $     1,068,278
      44,997 Woodside Petroleum, Ltd.(c)                            1,286,550
                                                              ---------------
                                                                    2,354,828
                                                              ---------------
             Brazil -- 2.0%
      20,400 Aracruz Celulose SA(d)                                   816,204
      20,400 Cia Energetica de Minas Gerais, Sponsored ADR(d)         751,944
      18,760 Petroleo Brasileiro SA, ADR                            1,337,025
                                                              ---------------
                                                                    2,905,173
                                                              ---------------
             Canada -- 3.1%
      30,700 Alcan, Inc.                                            1,257,165
      47,616 Celestica, Inc.(c)                                       502,825
      27,000 Manulife Financial Corp.                               1,587,600
      17,155 Suncor Energy, Inc.                                    1,082,995
                                                              ---------------
                                                                    4,430,585
                                                              ---------------
             China -- 1.5%
   2,204,410 Denway Motors, Ltd.                                      730,051
     404,451 Ping An Insurance Group Co. of China, Ltd.               743,011
   1,050,000 Yanzhou Coal Mining Co., Ltd.                            670,335
                                                              ---------------
                                                                    2,143,397
                                                              ---------------
             Denmark -- 0.9%
      75,700 Vestas Wind Systems A/S(c)(d)                          1,238,034
                                                              ---------------
             Finland -- 1.1%
      44,480 Nokia OYJ                                                815,727
      20,000 Tietoenator OYJ                                          730,944
                                                              ---------------
                                                                    1,546,671
                                                              ---------------
             France -- 10.2%
      29,920 Axa                                                      966,259
      10,300 BNP Paribas                                              832,061
      27,800 Bouygues SA(d)                                         1,358,641
      21,780 Carrefour SA(d)                                        1,019,360
       9,700 Cie Generale d'Optique Essilor International SA          782,596
      32,000 France Telecom SA(d)                                     795,053
       8,800 Sanofi-Aventis                                           770,420
      21,330 Schneider Electric SA                                  1,902,084
      19,340 Suez SA(d)                                               601,904
      15,400 Technip SA                                               930,886
       4,640 Total SA                                               1,170,092
      11,600 Total SA, Sponsored ADR(d)                             1,466,240
      23,400 Veolia Environnement(d)                                1,058,364
      27,000 Vivendi Universal                                        845,706
                                                              ---------------
                                                                   14,499,666
                                                              ---------------
             Germany -- 5.2%
       3,550 Adidas-Salomon AG                                        671,382
       9,635 Allianz AG                                             1,457,427
       8,920 Deutsche Bank AG                                         862,377
      11,010 E.ON AG                                                1,137,632
       8,910 Linde AG                                                 693,963
      15,700 SAP AG, Sponsored ADR                                    707,599
      13,980 Schering AG                                              936,098
      11,200 Siemens AG                                               958,677
                                                              ---------------
                                                                    7,425,155
                                                              ---------------
             Greece -- 0.3%
      15,300 Folli-Follie SA                                          407,241
                                                              ---------------

   Shares    Description                                               Value (a)
-----------------------------------------------------------------------------------
             Hong Kong -- 2.5%
     184,400 Esprit Holdings, Ltd.                                  $     1,307,993
      64,950 Hutchison Whampoa, Ltd.                                        617,393
     705,730 Johnson Electric Holdings, Ltd.                                667,502
     590,217 Shangri-La Asia, Ltd.                                          986,288
                                                                    ---------------
                                                                          3,579,176
                                                                    ---------------
             India -- 1.7%
      21,900 HDFC Bank, Ltd., ADR(d)                                      1,114,710
      15,600 Infosys Technologies, Ltd., Sponsored ADR(d)                 1,261,416
                                                                    ---------------
                                                                          2,376,126
                                                                    ---------------
             Indonesia -- 0.5%
   1,142,300 PT Indosat Tbk                                                 649,142
                                                                    ---------------
             Israel -- 0.7%
      24,100 Teva Pharmaceutical Industries, Ltd., Sponsored ADR(d)       1,036,541
                                                                    ---------------
             Italy -- 3.1%
      42,420 ENI-Ente Nazionale Idrocarburi SpA                           1,185,321
      47,840 Saipem SpA                                                     785,420
     358,700 UniCredito Italiano SpA                                      2,472,830
                                                                    ---------------
                                                                          4,443,571
                                                                    ---------------
             Japan -- 18.9%
      62,000 Asahi Glass Co., Ltd.(d)                                       798,771
     106,000 Bank of Yokohama, Ltd. (The)                                   867,638
      31,900 Canon, Inc.(d)                                               1,872,533
      53,000 Chugoku Bank                                                   759,811
      51,600 Denso Corp.                                                  1,786,426
      40,400 JS Group Corp.                                                 807,128
         161 KDDI Corp.                                                     932,054
       3,200 Keyence Corp.                                                  910,031
     148,000 Marubeni Corp.                                                 792,604
      17,800 Nidec Corp.(d)                                               1,514,323
       7,400 Nintendo Co, Ltd.                                              896,040
      76,400 Nissan Motor Co., Ltd.(d)                                      779,336
      15,400 Nitto Denko Corp.                                            1,199,851
      49,000 Nomura Holdings, Inc.                                          943,237
       6,500 ORIX Corp.                                                   1,654,442
      97,000 Sharp Corp.                                                  1,475,893
      65,000 Shionogi & Co., Ltd.(c)                                        913,827
      11,200 SMC Corp.                                                    1,600,557
      61,000 Sumitomo Corp.                                                 789,441
         170 Sumitomo Mitsui Financial Group, Inc.                        1,795,939
     137,000 Sumitomo Trust & Banking Co., Ltd. (The)                     1,396,910
      16,100 Takeda Pharmaceutical Co., Ltd.                                872,360
      28,700 Toyota Motor Corp.                                           1,499,406
                                                                    ---------------
                                                                         26,858,558
                                                                    ---------------
             Luxembourg -- 0.6%
      46,137 SES Global SA                                                  808,326
                                                                    ---------------
             Mexico -- 0.6%
      15,100 Wal-Mart de Mexico SA de CV(d)                                 828,990
                                                                    ---------------
             Netherlands -- 3.3%
      33,461 ABN AMRO Holding NV                                            873,571
      67,100 ASML Holding NV, ADR(c)(d)                                   1,347,368
      28,328 ING Groep NV                                                   982,701
      27,390 Koninklijke Philips Electronics NV                             850,675
      38,600 STMicroelectronics NV(d)                                       694,065
                                                                    ---------------
                                                                          4,748,380
                                                                    ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares    Description                                     Value (a)
-------------------------------------------------------------------------
             Republic of Korea -- 4.1%
       8,720 Kookmin Bank                                 $       657,197
      15,300 Kookmin Bank, Sponsored ADR (c)(d)                 1,143,063
      14,000 LG Chem, Ltd.(c)                                     782,035
       2,212 Samsung Electronics Co., Ltd.                      1,423,109
       3,300 Samsung Electronics Co., Ltd., GDR, 144A           1,087,350
       1,840 Shinsegae Co., Ltd.                                  801,895
                                                          ---------------
                                                                5,894,649
                                                          ---------------
             Russia -- 0.8%
      20,500 LUKOIL, Sponsored ADR                              1,209,500
                                                          ---------------
             Singapore -- 1.6%
     171,140 DBS Group Holdings, Ltd.(d)                        1,695,589
      87,470 Singapore Airlines, Ltd.                             650,493
                                                          ---------------
                                                                2,346,082
                                                          ---------------
             South Africa -- 0.9%
     281,020 Old Mutual PLC                                       796,196
      24,000 Telkom SA, Ltd.(c)                                   511,210
                                                          ---------------
                                                                1,307,406
                                                          ---------------
             Spain -- 3.8%
      88,400 Banco Bilbao Vizcaya Argentaria SA                 1,578,281
     126,400 Banco Santander Central Hispano SA                 1,666,752
      86,200 Telefonica Moviles SA(d)                             904,576
      87,389 Telefonica SA                                      1,313,586
                                                          ---------------
                                                                5,463,195
                                                          ---------------
             Sweden -- 0.5%
      31,000 Svenska Handelsbanken(d)                             768,315
                                                          ---------------
             Switzerland -- 8.3%
     124,320 ABB, Ltd.(c)                                       1,209,138
       9,700 Ciba Specialty Chemicals AG                          627,773
      22,037 Credit Suisse Group                                1,122,541
      14,580 Lonza Group AG                                       891,809
       5,748 Nestle SA                                          1,716,574
       3,600 Nobel Biocare Holding AG                             792,471
      41,810 Novartis AG                                        2,192,934
       6,580 Roche Holding AG                                     986,606
         980 Serono SA, Class B                                   778,222
      15,210 UBS AG                                             1,445,722
                                                          ---------------
                                                               11,763,790
                                                          ---------------
             Taiwan -- 0.6%
     418,053 Taiwan Semiconductor Manufacturing Co., Ltd.         796,539
                                                          ---------------
             United Kingdom -- 19.8%
     379,762 ARM Holdings PLC                                     788,154
      18,000 AstraZeneca PLC                                      874,896
      93,418 Barclays PLC                                         980,023
      53,511 BHP Billiton PLC                                     875,765
      57,939 BP PLC                                               620,375
      20,100 BP PLC, Sponsored ADR                              1,290,822
     238,200 British Sky Broadcasting PLC                       2,028,042
      70,090 Cattles PLC                                          396,638
      35,858 GlaxoSmithKline PLC                                  905,220
     256,629 Group 4 Securicor PLC                                710,838
     344,277 Hays PLC                                             742,628
     140,453 HBOS PLC                                           2,396,297
      56,800 HSBC Holdings PLC                                    911,157
      69,044 ICAP PLC                                             480,967
      35,600 Johnson Matthey PLC                                  864,890
     194,477 Kingfisher PLC                                       793,084

   Shares     Description                                                           Value (a)
---------------------------------------------------------------------------------------------------
              United Kingdom -- continued
       23,500 Man Group PLC                                                      $       772,268
       22,715 Reckitt Benckiser PLC                                                      749,099
       32,623 Reuters Group PLC                                                          241,674
      113,100 Rolls-Royce Group PLC                                                      832,400
       64,754 Royal Bank of Scotland Group PLC                                         1,954,106
      384,270 Signet Group PLC                                                           710,052
      117,800 Smith & Nephew PLC                                                       1,083,643
       58,400 Smiths Group PLC                                                         1,051,291
       30,780 Standard Chartered PLC                                                     684,910
      251,472 Tesco PLC                                                                1,433,389
       66,110 Unilever PLC                                                               657,148
      560,346 Vodafone Group PLC                                                       1,205,835
       52,000 Vodafone Group PLC, Sponsored ADR                                        1,116,440
                                                                                  ---------------
                                                                                      28,152,051
                                                                                  ---------------
              Total Common Stocks (Identified Cost $112,208,977)                     139,981,087
                                                                                  ---------------
Preferred Stocks -- 0.6%
              Brazil -- 0.6%
       20,439 Companhia de Bebidas das Americas, ADR
              (Identified Cost $493,877)                                                 777,704
                                                                                  ---------------
   Shares/
  Principal
   Amount
---------------------------------------------------------------------------------------------------
Short-Term Investments -- 15.3%
   19,777,153 State Street Navigator Securities Lending Prime Portfolio(e)            19,777,153
$   2,059,798 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $2,060,267 on 1/03/2006, collateralized by $1,740,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $2,104,845                  2,059,798
                                                                                  ---------------
              Total Short-Term Investments (Identified Cost $21,836,951)              21,836,951
                                                                                  ---------------
              Total Investments -- 114.2%
              (Identified Cost $134,539,805)(b)                                      162,595,742
              Other assets less liabilities -- (14.2)%                               (20,156,580)
                                                                                  ---------------
              Net Assets -- 100%                                                 $   142,439,162
                                                                                  ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on
              investments based on cost of $135,999,745 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                    $    28,261,802
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                         (1,665,805)
                                                                                  ---------------
              Net unrealized appreciation                                        $    26,595,997
                                                                                  ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at December 31, 2005.
          (e) Represents investment of securities lending collateral.
      ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a
              certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
         144A Securities exempt from registration under Rule 144A of the Securities Act of 1933.
              These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of these securities amounted to $1,087,350 or 0.8% of net assets.

                See accompanying notes to financial statements.

Investments as of December 31, 2005


Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                    Banking                           20.4%
                    Oil & Gas                          7.5
                    Pharmaceuticals                    7.2
                    Telecommunications                 6.4
                    Insurance                          4.6
                    Semiconductors                     4.3
                    Electrical Components & Equipment  3.7
                    Food                               3.4
                    Chemicals                          3.1
                    Diversified Financial Services     3.0
                    Retail                             2.5
                    Engineering & Construction         2.3
                    Media                              2.2
                    Hand & Machine Tools               2.2
                    Auto Manufacturers                 2.1
                    Distribution & Wholesale           2.0
                    Others, less than 2% each         22.0

                See accompanying notes to financial statements.

       HARRIS ASSOCIATES FOCUSED VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005

   Shares       Description                                           Value (a)
----------------------------------------------------------------------------------
Common Stocks -- 93.9% of Net Assets
                Aerospace & Defense -- 5.0%
     378,600    Raytheon Co.                                       $    15,200,790
                                                                   ---------------
                Apparel -- 3.6%
     304,900    Liz Claiborne, Inc.                                     10,921,518
                                                                   ---------------
                Apparel Retailers -- 3.4%
     318,800    Timberland Co.(c)(d)                                    10,376,940
                                                                   ---------------
                Beverages -- 3.5%
     548,500    Coca-Cola Enterprises, Inc.                             10,514,745
                                                                   ---------------
                Commercial Services -- 9.0%
     533,000    H&R Block, Inc.                                         13,085,150
     413,400    R R Donnelley & Sons Co.(d)                             14,142,414
                                                                   ---------------
                                                                        27,227,564
                                                                   ---------------
                Cosmetics & Personal Care -- 3.0%
     272,500    Estee Lauder Co., Inc. (The)(d)                          9,123,300
                                                                   ---------------
                Distribution & Wholesale -- 3.1%
     162,900    CDW Corp.                                                9,378,153
                                                                   ---------------
                Diversified Financial Services -- 1.6%
      85,900    Morgan Stanley                                           4,873,966
                                                                   ---------------
                Insurance -- 3.7%
     478,100    Conseco, Inc.(c)                                        11,077,577
                                                                   ---------------
                Leisure Time -- 3.6%
     208,300    Harley-Davidson, Inc.                                   10,725,367
                                                                   ---------------
                Media -- 17.8%
     398,900    Cablevision Systems Corp., Class A(c)(d)                 9,362,183
     359,920    Discovery Holding Co.(c)(d)                              5,452,788
     277,000    EW Scripps Co.                                          13,301,540
     181,400    Knight-Ridder, Inc.(d)                                  11,482,620
     851,200    Liberty Media Corp., Class A(c)                          6,698,944
     433,300    Time Warner, Inc.                                        7,556,752
                                                                   ---------------
                                                                        53,854,827
                                                                   ---------------
                Oil & Gas -- 2.5%
      88,700    Burlington Resources, Inc.                               7,645,940
                                                                   ---------------
                Pharmaceuticals -- 5.5%
     140,700    Hospira, Inc.(c)                                         6,019,146
     186,900    Omnicare, Inc.                                          10,694,418
                                                                   ---------------
                                                                        16,713,564
                                                                   ---------------
                Restaurants -- 8.2%
     338,900    McDonald's Corp.                                        11,427,708
     282,500    Yum! Brands, Inc.                                       13,243,600
                                                                   ---------------
                                                                        24,671,308
                                                                   ---------------
                Retail -- 7.3%
     480,900    AutoNation, Inc.(c)(d)                                  10,449,957
     504,600    TJX Cos., Inc.                                          11,721,858
                                                                   ---------------
                                                                        22,171,815
                                                                   ---------------
                Savings & Loans -- 8.3%
     380,300    Sovereign Bancorp, Inc.                                  8,222,086
     383,600    Washington Mutual, Inc.                                 16,686,600
                                                                   ---------------
                                                                        24,908,686
                                                                   ---------------
                Semiconductors -- 4.8%
     308,400    Intel Corp.                                              7,697,664
     262,900    National Semiconductor Corp.                             6,830,142
                                                                   ---------------
                                                                        14,527,806
                                                                   ---------------
                Total Common Stocks (Identified Cost $245,393,262)     283,913,866
                                                                   ---------------

   Shares/
  Principal
   Amount     Description                                                         Value (a)
-------------------------------------------------------------------------------------------------
Short-Term Investments -- 14.3%
   19,573,534 State Street Navigator Securities Lending Prime Portfolio(e)     $    19,573,534
$  23,749,785 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $23,755,194 on 1/03/2006, collateralized by $20,030,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $24,229,910              23,749,785
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $43,323,319)            43,323,319
                                                                               ---------------
              Total Investments -- 108.2%
              (Identified Cost $288,716,581)(b)                                    327,237,185
              Other assets less liabilities -- (8.2)%                              (24,938,082)
                                                                               ---------------
              Net Assets -- 100%                                               $   302,299,103
                                                                               ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on
              investments based on cost of $288,716,580 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                  $    41,410,305
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (2,889,700)
                                                                               ---------------
              Net unrealized appreciation                                      $    38,520,605
                                                                               ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at December 31, 2005.
          (e) Represents investment of securities lending collateral.

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                        Media                     17.8%
                        Commercial Services        9.0
                        Saving & Loans             8.3
                        Restaurants                8.2
                        Retail                     7.3
                        Pharmaceuticals            5.5
                        Aerospace & Defense        5.0
                        Semiconductors             4.8
                        Insurance                  3.7
                        Apparel                    3.6
                        Leisure Time               3.6
                        Beverages                  3.5
                        Apparel Retailers          3.4
                        Distribution & Wholesale   3.1
                        Cosmetic & Personal Care   3.0
                        Oil & Gas                  2.5
                        Others, less than 2% each  1.6

                See accompanying notes to financial statements.

      HARRIS ASSOCIATES LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005


   Shares    Description                                Value (a)
--------------------------------------------------------------------
             --------------------------------------- ---------------
Common Stocks -- 99.0% of Net Assets
             Aerospace & Defense -- 4.1%
     106,500 Honeywell International, Inc.           $     3,967,125
     190,400 Raytheon Co.                                  7,644,560
                                                     ---------------
                                                          11,611,685
                                                     ---------------
             Banks -- 0.9%
      87,800 U.S. Bancorp                                  2,624,342
                                                     ---------------
             Beverages -- 2.9%
      35,800 Coca-Cola Co. (The)                           1,443,098
     116,400 Diageo PLC, Sponsored ADR(d)                  6,786,120
                                                     ---------------
                                                           8,229,218
                                                     ---------------
             Building Materials -- 2.7%
     249,500 Masco Corp.(d)                                7,532,405
                                                     ---------------
             Computers -- 8.6%
     214,000 Dell, Inc.(c)                                 6,417,860
     460,400 Hewlett-Packard Co.                          13,181,252
   1,080,400 Sun Microsystems, Inc.(c)                     4,526,876
                                                     ---------------
                                                          24,125,988
                                                     ---------------
             Diversified Financial Services -- 15.0%
     158,600 American Express Co.                          8,161,556
      32,720 Ameriprise Financial, Inc.                    1,341,520
     174,100 Citigroup, Inc.                               8,449,073
     313,700 JPMorgan Chase & Co.                         12,450,753
     210,600 Morgan Stanley                               11,949,444
                                                     ---------------
                                                          42,352,346
                                                     ---------------
             Health Care -- Products -- 3.4%
     185,500 Baxter International, Inc.                    6,984,075
      45,100 Johnson & Johnson                             2,710,510
                                                     ---------------
                                                           9,694,585
                                                     ---------------
             Household Products & Wares -- 2.1%
      77,100 Fortune Brands, Inc.                          6,015,342
                                                     ---------------
             Insurance -- 1.9%
      66,100 Aflac, Inc.                                   3,068,362
      36,800 MGIC Investment Corp.                         2,422,176
                                                     ---------------
                                                           5,490,538
                                                     ---------------
             Leisure Time -- 6.4%
     199,100 Carnival Corp.                               10,645,877
     143,900 Harley-Davidson, Inc.(d)                      7,409,411
                                                     ---------------
                                                          18,055,288
                                                     ---------------
             Media -- 14.9%
      91,400 Comcast Corp., Special Class A(c)             2,348,066
     192,800 DIRECTV Group (The), Inc.(c)                  2,722,336
   1,054,500 Liberty Media Corp., Class A(c)               8,298,915
     691,900 Time Warner, Inc.                            12,066,736
     227,400 Viacom, Inc., Class B                         7,413,240
     389,000 Walt Disney Co. (The)                         9,324,330
                                                     ---------------
                                                          42,173,623
                                                     ---------------
             Miscellaneous -- Manufacturing -- 4.3%
     418,400 Tyco International, Ltd.                     12,075,024
                                                     ---------------
             Office & Business Equipment -- 1.6%
     298,800 Xerox Corp.(c)                                4,377,420
                                                     ---------------
             Pharmaceuticals -- 0.8%
      57,700 Abbott Laboratories                           2,275,111
                                                     ---------------

   Shares     Description                                                             Value (a)
------------------------------------------------------------------------------------------------------
                ----------------------------------------------------------------    ---------------
              Restaurants -- 4.6%
      388,000 McDonald's Corp.                                                     $    13,083,360
                                                                                    ---------------
              Retail -- 11.9%
       74,200 Costco Wholesale Corp.                                                     3,670,674
      237,400 Gap (The), Inc.                                                            4,187,736
      230,400 Home Depot, Inc.                                                           9,326,592
      102,300 Kohl's Corp.(c)                                                            4,971,780
       71,800 Limited Brands, Inc.                                                       1,604,730
      208,900 Wal-Mart Stores, Inc.                                                      9,776,520
                                                                                    ---------------
                                                                                        33,538,032
                                                                                    ---------------
              Savings & Loans -- 3.7%
      239,300 Washington Mutual, Inc.                                                   10,409,550
                                                                                    ---------------
              Semiconductors -- 6.7%
      455,800 Intel Corp.                                                               11,376,768
      236,400 Texas Instruments, Inc.                                                    7,581,348
                                                                                    ---------------
                                                                                        18,958,116
                                                                                    ---------------
              Transportation -- 2.5%
       86,300 Union Pacific Corp.                                                        6,948,013
                                                                                    ---------------
              Total Common Stocks (Identified Cost $239,759,128)                       279,569,986
                                                                                    ---------------
   Shares/
  Principal
   Amount
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 4.7%
    9,914,734 State Street Navigator Securities Lending Prime Portfolio(e)               9,914,734
$   3,256,403 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $3,257,145 on 1/03/2006, collateralized by $2,750,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $3,326,623                    3,256,403
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $13,171,137)                13,171,137
                                                                                    ---------------
              Total Investments -- 103.7%
              (Identified Cost $252,930,265)(b)                                        292,741,123
              Other assets less liabilities -- (3.7)%                                  (10,409,515)
                                                                                    ---------------
              Net Assets -- 100%                                                   $   282,331,608
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on
              investments based on cost of $253,316,890 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                      $    41,918,853
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                           (2,494,620)
                                                                                    ---------------
              Net unrealized appreciation                                          $    39,424,233
                                                                                    ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at December 31, 2005.
          (e) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

Investments as of December 31, 2005


Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 15.0%
                      Media                          14.9
                      Retail                         11.9
                      Computers                       8.6
                      Semiconductors                  6.7
                      Leisure Time                    6.4
                      Restaurants                     4.6
                      Miscellaneous--Manufacturing    4.3
                      Aerospace & Defense             4.1
                      Savings & Loans                 3.7
                      Health Care--Products           3.4
                      Beverages                       2.9
                      Building Materials              2.7
                      Transportation                  2.5
                      Household Products & Wares      2.1
                      Others, less than 2% each       5.2

                See accompanying notes to financial statements.

          IXIS U.S. DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005

   Shares    Description                             Value (a)
-----------------------------------------------------------------
Common Stocks -- 98.1% of Net Assets
             Advertising -- 1.2%
      39,775 Getty Images, Inc.(c)(d)             $     3,550,714
      69,700 R.H. Donnelley Corp.(c)                    4,294,914
                                                  ---------------
                                                        7,845,628
                                                  ---------------
             Aerospace & Defense -- 2.1%
      36,300 Boeing Co. (The)                           2,549,712
      66,900 Honeywell International, Inc.              2,492,025
      31,900 Lockheed Martin Corp.                      2,029,797
     119,000 Raytheon Co.                               4,777,850
      26,900 United Technologies Corp.                  1,503,979
                                                  ---------------
                                                       13,353,363
                                                  ---------------
             Apparel -- 0.8%
      32,875 Carter's, Inc.(c)(d)                       1,934,694
      54,200 Coach, Inc.(c)                             1,807,028
      18,000 Nike, Inc., Class B                        1,562,220
                                                  ---------------
                                                        5,303,942
                                                  ---------------
             Auto Parts & Equipment -- 0.2%
      36,725 Lear Corp.(d)                              1,045,194
                                                  ---------------
             Banks -- 3.9%
      85,975 Banc Corp. (The)(c)(d)                       980,975
      44,800 Bank of America Corp.                      2,067,520
      80,900 BOK Financial Corp.                        3,675,287
      45,350 City National Corp.                        3,285,154
     129,150 Colonial BancGroup, Inc.                   3,076,353
      76,410 Dearborn Bancorp, Inc.                     1,891,149
      74,225 East West Bancorp, Inc.                    2,708,470
      51,525 Northern Trust Corp.                       2,670,025
      31,650 South Financial Group (The), Inc.(d)         871,641
     109,300 U.S. Bancorp                               3,266,977
                                                  ---------------
                                                       24,493,551
                                                  ---------------
             Beverages -- 1.1%
      21,400 Coca-Cola Co. (The)                          862,634
      72,600 Diageo PLC, Sponsored ADR(d)               4,232,580
      27,350 PepsiCo, Inc.                              1,615,838
                                                  ---------------
                                                        6,711,052
                                                  ---------------
             Biotechnology -- 2.0%
      47,700 Amgen, Inc.(c)                             3,761,622
      32,550 Celgene Corp.(c)                           2,109,240
      35,300 Genzyme Corp.(c)                           2,498,534
      44,725 Medimmune, Inc.(c)                         1,566,269
      44,450 Protein Design Labs, Inc.(c)               1,263,269
      54,450 Vertex Pharmaceuticals, Inc.(c)            1,506,632
                                                  ---------------
                                                       12,705,566
                                                  ---------------
             Building Materials -- 1.5%
     275,550 Comfort Systems USA, Inc.                  2,535,060
     155,900 Masco Corp.                                4,706,621
      47,350 Texas Industries, Inc.(d)                  2,359,924
                                                  ---------------
                                                        9,601,605
                                                  ---------------
             Chemicals -- 2.7%
      40,000 Air Products & Chemicals, Inc.             2,367,600
      97,900 Airgas, Inc.                               3,220,910
      43,525 Cytec Industries, Inc.                     2,073,096
      78,100 Dow Chemical Co. (The)                     3,422,342
      46,100 Du Pont (E.I.) de Nemours & Co.            1,959,250
      58,350 Huntsman Corp.(c)                          1,004,787
      53,900 Praxair, Inc.                              2,854,544
                                                  ---------------
                                                       16,902,529
                                                  ---------------

   Shares       Description                                   Value (a)
--------------------------------------------------------------------------
                Commercial Services -- 4.3%
      66,900    Adesa, Inc.(d)                             $     1,633,698
      99,550    Aramark Corp., Class B                           2,765,499
      58,350    Arbitron, Inc.                                   2,216,133
     168,575    CCE Spinco, Inc.(c)                              2,208,333
      39,275    Corporate Executive Board Co.                    3,522,967
      74,950    Exponent, Inc.(c)                                2,127,081
      73,025    FTI Consulting, Inc.(c)(d)                       2,003,806
      23,900    Hewitt Associates, Inc., Class A(c)(d)             669,439
      51,650    Monster Worldwide, Inc.(c)                       2,108,353
      66,700    Moody's Corp.                                    4,096,714
     191,025    Rent-A-Center, Inc.(c)                           3,602,731
                                                           ---------------
                                                                26,954,754
                                                           ---------------
                Computers -- 3.5%
      33,525    Apple Computer, Inc.(c)                          2,410,112
      80,200    Cognizant Technology Solutions Corp.(c)          4,038,070
     163,000    Dell, Inc.(c)                                    4,888,370
     283,800    Hewlett-Packard Co.                              8,125,194
     680,600    Sun Microsystems, Inc.(c)(d)                     2,851,714
                                                           ---------------
                                                                22,313,460
                                                           ---------------
                Cosmetics & Personal Care -- 0.9%
      94,200    Procter & Gamble Co.                             5,452,296
                                                           ---------------
                Distribution & Wholesale -- 0.6%
     205,400    BlueLinx Holdings, Inc.                          2,310,750
      74,875    Ingram Micro, Inc.(c)                            1,492,259
                                                           ---------------
                                                                 3,803,009
                                                           ---------------
                Diversified Financial Services -- 8.3%
      40,725    Affiliated Managers Group(c)(d)                  3,268,181
      99,600    American Express Co.                             5,125,416
      19,560    Ameriprise Financial, Inc.                         801,960
       9,025    Chicago Mercantile Exchange Holdings, Inc.       3,316,597
     146,900    Citigroup, Inc.                                  7,129,057
      23,300    Franklin Resources, Inc.                         2,190,433
      36,675    GFI Group, Inc.(c)(d)                            1,739,495
      38,900    Greenhill & Co., Inc.(d)                         2,184,624
      38,300    Intercontinental Exchange, Inc.(c)(d)            1,392,205
      50,875    Investment Technology Group, Inc.(c)             1,803,010
     197,900    JPMorgan Chase & Co.                             7,854,651
     132,900    Morgan Stanley                                   7,540,746
      55,325    Nasdaq Stock Market, Inc. (The)(c)(d)            1,946,334
      96,150    Nuveen Investments, Class A(d)                   4,097,913
      72,075    OptionsXpress Holdings, Inc.(d)                  1,769,441
                                                           ---------------
                                                                52,160,063
                                                           ---------------
                Electric -- 1.4%
      31,566    Allete, Inc.(d)                                  1,388,904
     110,500    MDU Resources Group, Inc.                        3,617,770
      83,150    NRG Energy, Inc.(c)                              3,918,028
                                                           ---------------
                                                                 8,924,702
                                                           ---------------
                Electrical Components & Equipment -- 0.6%
      91,150    Ametek, Inc.                                     3,877,521
                                                           ---------------
                Electronics -- 1.4%
      60,975    Amphenol Corp., Class A                          2,698,753
      80,250    Avnet, Inc.(c)                                   1,921,185
      42,050    Mettler Toledo International, Inc.(c)            2,321,160
      74,700    PerkinElmer, Inc.                                1,759,932
                                                           ---------------
                                                                 8,701,030
                                                           ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares    Description                             Value (a)
-----------------------------------------------------------------
             Engineering & Construction -- 0.5%
       5,600 Fluor Corp.                          $       432,656
      47,575 Washington Group International, Inc.       2,520,048
                                                  ---------------
                                                        2,952,704
                                                  ---------------
             Entertainment -- 0.5%
     163,700 Warner Music Group Corp.(d)                3,154,499
                                                  ---------------
             Environmental Control -- 0.6%
      51,500 Nalco Holding Co.(c)                         912,065
      43,600 Stericycle, Inc.(c)                        2,567,168
                                                  ---------------
                                                        3,479,233
                                                  ---------------
             Food -- 0.5%
     116,875 Spartan Stores, Inc.(c)                    1,217,837
      27,500 Whole Foods Market, Inc.(d)                2,128,225
                                                  ---------------
                                                        3,346,062
                                                  ---------------
             Forest Products & Paper -- 0.4%
      45,425 Potlatch Corp.(d)                          2,315,767
                                                  ---------------
             Gas -- 0.9%
      81,225 Oneok, Inc.                                2,163,022
     158,300 UGI Corp.                                  3,260,980
                                                  ---------------
                                                        5,424,002
                                                  ---------------
             Health Care -- Products -- 3.2%
      46,300 Alcon, Inc.                                6,000,480
     112,200 Baxter International, Inc.                 4,224,330
      25,075 Beckman Coulter, Inc.                      1,426,768
      16,675 Intuitive Surgical, Inc.(c)                1,955,477
      28,200 Johnson & Johnson                          1,694,820
      55,600 Medtronic, Inc.                            3,200,892
      45,800 Sybron Dental Specialties, Inc.(c)         1,823,298
                                                  ---------------
                                                       20,326,065
                                                  ---------------
             Health Care -- Services -- 3.2%
       7,200 Covance, Inc.(c)(d)                          349,560
      55,725 Coventry Health Care, Inc.(c)              3,174,096
      55,000 Health Net, Inc.(c)                        2,835,250
      41,200 Humana, Inc.(c)                            2,238,396
      10,900 Sierra Health Services, Inc.(c)(d)           871,564
      72,125 Triad Hospitals, Inc.(c)                   2,829,464
      58,800 UnitedHealth Group, Inc.                   3,653,832
      51,500 WellPoint, Inc.(c)                         4,109,185
                                                  ---------------
                                                       20,061,347
                                                  ---------------
             Home Builders -- 0.3%
      17,825 Standard-Pacific Corp.(d)                    655,960
      44,900 Winnebago Industries(d)                    1,494,272
                                                  ---------------
                                                        2,150,232
                                                  ---------------
             Household Products & Wares -- 0.9%
      53,175 Church & Dwight Co., Inc.(d)               1,756,370
      47,400 Fortune Brands, Inc.                       3,698,148
                                                  ---------------
                                                        5,454,518
                                                  ---------------
             Insurance -- 1.9%
      41,200 Aflac, Inc.                                1,912,504
      92,525 Assurant, Inc.                             4,023,912
      22,300 MGIC Investment Corp.                      1,467,786
      25,175 Navigators Group, Inc.(c)                  1,097,882
      74,075 Protective Life Corp.                      3,242,263
                                                  ---------------
                                                       11,744,347
                                                  ---------------

   Shares    Description                                         Value (a)
-----------------------------------------------------------------------------
             Internet -- 2.1%
     130,850 Akamai Technologies, Inc.(c)(d)                  $     2,607,840
      58,900 eBay, Inc.(c)                                          2,547,425
      39,750 F5 Networks, Inc.(c)                                   2,273,303
       6,000 Google, Inc., Class A(c)                               2,489,160
      80,100 Yahoo!, Inc.(c)                                        3,138,318
                                                              ---------------
                                                                   13,056,046
                                                              ---------------
             Iron & Steel -- 0.3%
      66,625 Chaparral Steel Co.(c)(d)                              2,015,406
                                                              ---------------
             Leisure Time -- 1.8%
     124,400 Carnival Corp.                                         6,651,668
      88,700 Harley-Davidson, Inc.(d)                               4,567,163
                                                              ---------------
                                                                   11,218,831
                                                              ---------------
             Lodging -- 0.8%
      43,400 Starwood Hotels & Resorts Worldwide, Inc.              2,771,524
       6,400 Station Casinos, Inc.                                    433,920
      27,900 Wynn Resorts, Ltd.(c)(d)                               1,530,315
                                                              ---------------
                                                                    4,735,759
                                                              ---------------
             Machinery -- Construction & Mining -- 0.8%
      33,800 Caterpillar, Inc.                                      1,952,626
      74,038 Joy Global, Inc.                                       2,961,500
                                                              ---------------
                                                                    4,914,126
                                                              ---------------
             Machinery -- Diversified -- 1.1%
      53,075 Alamo Group, Inc.                                      1,088,038
      81,000 Albany International Corp., Class A                    2,928,960
     118,075 Wabtec Corp.                                           3,176,217
                                                              ---------------
                                                                    7,193,215
                                                              ---------------
             Manufacturing -- 0.7%
      81,250 Actuant Corp.(d)                                       4,533,750
                                                              ---------------
             Media -- 5.1%
     134,325 Citadel Broadcasting Corp.(d)                          1,805,328
      56,900 Comcast Corp., Special Class A(c)                      1,461,761
     121,700 DIRECTV Group (The), Inc.(c)                           1,718,404
     644,300 Liberty Media Corp., Class A(c)                        5,070,641
      44,225 Scholastic Corp.(c)(d)                                 1,260,855
     419,800 Time Warner, Inc.                                      7,321,312
     150,200 Viacom, Inc., Class B                                  4,896,520
     301,600 Walt Disney Co. (The)                                  7,229,352
      53,150 XM Satellite Radio Holdings, Inc., Class A(c)(d)       1,449,932
                                                              ---------------
                                                                   32,214,105
                                                              ---------------
             Metal Fabricate & Hardware -- 0.5%
      54,875 Precision Castparts Corp.                              2,843,074
                                                              ---------------
             Miscellaneous -- Manufacturing -- 3.2%
      53,900 3M Co.                                                 4,177,250
     158,400 General Electric Co.                                   5,551,920
      15,800 ITT Industries, Inc.                                   1,624,556
      51,600 Pall Corp.(d)                                          1,385,976
     248,500 Tyco International, Ltd.                               7,171,710
                                                              ---------------
                                                                   19,911,412
                                                              ---------------
             Office & Business Equipment -- 0.4%
     187,100 Xerox Corp.(c)(d)                                      2,741,015
                                                              ---------------
             Office Furnishings -- 0.3%
     261,289 Interface, Inc., Class A(c)                            2,147,796
                                                              ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares    Description                                 Value (a)
------------------------------------------------------------------------
             Oil & Gas -- 3.4%
      23,200 ConocoPhillips                           $     1,349,776
     120,100 Exxon Mobil Corp.                              6,746,017
      91,625 Southwestern Energy Co.                        3,293,002
      23,600 Sunoco, Inc.                                   1,849,768
      48,625 Todco, Class A                                 1,850,668
      50,600 Transocean, Inc.(c)                            3,526,314
      51,550 Ultra Petroleum Corp.(c)(d)                    2,876,490
                                                      ---------------
                                                           21,492,035
                                                      ---------------
             Oil & Gas Services -- 4.0%
      39,600 Baker Hughes, Inc.                             2,406,888
      54,550 BJ Services Co.                                2,000,348
     114,600 FMC Technologies, Inc.(c)                      4,918,632
     100,325 Grant Prideco, Inc.(c)(d)                      4,426,339
      52,900 Halliburton Co.                                3,277,684
      31,200 National Oilwell Varco, Inc.(c)                1,956,240
      36,700 Schlumberger, Ltd.                             3,565,405
      60,900 Universal Compression Holdings, Inc.(c)        2,504,208
                                                      ---------------
                                                           25,055,744
                                                      ---------------
             Pharmaceuticals -- 1.6%
      35,100 Abbott Laboratories                            1,383,993
      37,600 Caremark Rx, Inc.(c)                           1,947,304
      19,200 MGI Pharma, Inc.(c)(d)                           329,472
      16,450 Neurocrine Biosciences, Inc.(c)(d)             1,031,909
      66,750 Omnicare, Inc.                                 3,819,435
     103,150 Perrigo Co.                                    1,537,966
                                                      ---------------
                                                           10,050,079
                                                      ---------------
             Pipelines -- 0.3%
      21,275 Questar Corp.                                  1,610,518
                                                      ---------------
             Processing/Business Services -- 0.6%
      46,000 Express Scripts, Inc.(c)                       3,854,800
                                                      ---------------
             Real Estate -- 1.3%
      63,025 CB Richard Ellis Group, Inc., Class A(c)       3,709,021
     172,400 Trammell Crow Co.(c)(d)                        4,422,060
                                                      ---------------
                                                            8,131,081
                                                      ---------------
             REITs -- Financial Services -- 0.3%
      46,975 CBL & Associates Properties, Inc.              1,855,982
                                                      ---------------
             REITs -- Shopping Centers -- 0.5%
      66,425 Developers Diversified Realty Corp.            3,123,304
                                                      ---------------
             Restaurants -- 1.5%
     237,800 McDonald's Corp.                               8,018,616
      32,900 Yum! Brands, Inc.                              1,542,352
                                                      ---------------
                                                            9,560,968
                                                      ---------------
             Retail -- 6.4%
     109,975 Applebee's International, Inc.(d)              2,484,335
      62,850 Chico's FAS, Inc.(c)                           2,761,000
      83,275 Coldwater Creek, Inc.(c)(d)                    2,542,386
      45,300 Costco Wholesale Corp.                         2,240,991
      61,200 Dollar Tree Stores, Inc.(c)                    1,465,128
     151,500 Gap (The), Inc.                                2,672,460
     141,900 Home Depot, Inc.                               5,744,112
      60,500 Kohl's Corp.(c)                                2,940,300
      80,900 Limited Brands, Inc.(d)                        1,808,115
      11,800 MSC Industrial Direct Co., Inc.(d)               474,596
      27,000 Outback Steakhouse, Inc.                       1,123,470
      32,800 Petsmart, Inc.                                   841,648
      40,825 Regis Corp.                                    1,574,620

   Shares     Description                                                     Value (a)
-------------------------------------------------------------------------------------------
              Retail -- continued
      118,450 Staples, Inc.                                                $     2,690,000
       83,600 Starbucks Corp.(c)                                                 2,508,836
      138,600 Wal-Mart Stores, Inc.                                              6,486,480
                                                                           ---------------
                                                                                40,358,477
                                                                           ---------------
              Savings & Loans -- 1.0%
      147,700 Washington Mutual, Inc.                                            6,424,950
                                                                           ---------------
              Semiconductors -- 3.6%
       43,600 Broadcom Corp., Class A(c)                                         2,055,740
      286,300 Intel Corp.                                                        7,146,048
       67,875 Marvell Technology Group, Ltd.(c)                                  3,807,109
       87,600 Microsemi Corp.(c)(d)                                              2,423,016
      444,325 ON Semiconductor Corp.(c)(d)                                       2,457,117
      143,900 Texas Instruments, Inc.                                            4,614,873
                                                                           ---------------
                                                                                22,503,903
                                                                           ---------------
              Software -- 2.5%
      107,900 Certegy, Inc.                                                      4,376,424
      259,825 Compuware Corp.(c)                                                 2,330,630
       17,900 Infosys Technologies, Ltd., Sponsored ADR(d)                       1,447,394
       40,125 NAVTEQ Corp.(c)                                                    1,760,284
       70,025 Salesforce.Com, Inc.(c)(d)                                         2,244,301
       38,500 Satyam Computer Services, Ltd.(d)                                  1,408,715
       93,800 Sybase, Inc.(c)(d)                                                 2,050,468
                                                                           ---------------
                                                                                15,618,216
                                                                           ---------------
              Telecommunications -- 2.5%
       74,250 ADTRAN, Inc.                                                       2,208,195
       98,650 American Tower Corp.(c)                                            2,673,415
       52,450 Harris Corp.                                                       2,255,874
       61,975 Nextel Partners, Inc., Class A(c)                                  1,731,582
       97,300 NII Holdings, Inc., Class B(c)                                     4,250,064
       57,600 Telefonaktiebolaget LM Ericsson, Sponsored ADR(d)                  1,981,440
       63,050 Valor Communications Group, Inc.(d)                                  718,770
                                                                           ---------------
                                                                                15,819,340
                                                                           ---------------
              Tobacco -- 0.4%
       33,200 Altria Group, Inc.                                                 2,480,704
                                                                           ---------------
              Transportation -- 1.8%
      159,775 Laidlaw International, Inc.                                        3,711,573
       54,500 Union Pacific Corp.                                                4,387,795
       37,100 UTI Worldwide, Inc.(d)                                             3,444,364
                                                                           ---------------
                                                                                11,543,732
                                                                           ---------------
              Total Common Stocks (Identified Cost $514,820,045)               617,566,409
                                                                           ---------------
   Shares/
  Principal
   Amount
-------------------------------------------------------------------------------------------
Short-Term Investments -- 11.5%
   61,379,500 State Street Navigator Securities Lending Prime Portfolio(e)      61,379,500
$  10,985,482 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $10,987,984 on 1/03/2006, collateralized by $9,265,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $11,207,694          10,985,482
                                                                           ---------------
              Total Short-Term Investments (Identified Cost $72,364,982)        72,364,982
                                                                           ---------------
              Total Investments -- 109.6%
              (Identified Cost $587,185,027)(b)                                689,931,391
              Other assets less liabilities -- (9.6)%                          (60,395,755)
                                                                           ---------------
              Net Assets -- 100%                                           $   629,535,636
                                                                           ===============

                See accompanying notes to financial statements.

Investments as of December 31, 2005

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information:
      At December 31, 2005, the net unrealized appreciation on investments based on cost of $589,188,796 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost.                                                       $107,131,315
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value.                                                         (6,388,720)
                                                                                             ------------
      Net unrealized appreciation                                                          $100,742,595
                                                                                             ============
  (c) Non-income producing security.
  (d) All or a portion of this security was on loan to brokers at December 31, 2005.
  (e) Represents investment of securities lending collateral.
REITs Real Estate Investment Trusts
  ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services  8.3%
                      Retail                          6.4
                      Media                           5.1
                      Commercial Services             4.3
                      Oil & Gas Services              4.0
                      Banks                           3.9
                      Semiconductors                  3.6
                      Computers                       3.5
                      Oil & Gas                       3.4
                      Health Care --Products          3.2
                      Health Care -- Services         3.2
                      Miscellaneous -- Manufacturing  3.2
                      Chemicals                       2.7
                      Telecommunications              2.5
                      Software                        2.5
                      Aerospace & Defense             2.1
                      Internet                        2.1
                      Biotechnology                   2.0
                      Others, less than 2% each      32.1

                See accompanying notes to financial statements.

                  IXIS VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005

   Shares    Description                              Value (a)
------------------------------------------------------------------
             ------------------------------------- ---------------
Common Stocks -- 98.1% of Net Assets
             Aerospace & Defense -- 3.0%
       3,800 Boeing Co. (The)                      $       266,912
       5,475 General Dynamics Corp.                        624,424
      21,000 Honeywell International, Inc.                 782,250
      14,375 Northrop Grumman Corp.                        864,081
       9,925 Raytheon Co.                                  398,489
      14,825 United Technologies Corp.                     828,866
                                                   ---------------
                                                         3,765,022
                                                   ---------------
             Agriculture -- 0.1%
       6,000 Archer-Daniels-Midland Co.                    147,960
                                                   ---------------
             Banks -- 6.3%
      33,450 Bank of America Corp.                       1,543,718
         800 First Citizens BancShares, Inc.               139,536
       6,600 Mellon Financial Corp.                        226,050
      24,425 North Fork Bancorporation, Inc.               668,268
       6,200 State Street Corp.                            343,728
       5,850 SunTrust Banks, Inc.                          425,646
      72,950 U.S. Bancorp                                2,180,475
      15,000 Wachovia Corp.                                792,900
      23,375 Wells Fargo & Co.                           1,468,651
                                                   ---------------
                                                         7,788,972
                                                   ---------------
             Beverages -- 3.7%
       4,700 Anheuser-Busch Cos., Inc.                     201,912
      30,000 Coca-Cola Co. (The)                         1,209,300
       8,800 Molson Coors Brewing Co.                      589,512
      65,000 Pepsi Bottling Group, Inc.                  1,859,650
      13,000 PepsiCo, Inc.                                 768,040
                                                   ---------------
                                                         4,628,414
                                                   ---------------
             Biotechnology -- 0.9%
      13,525 Amgen, Inc.(c)                              1,066,582
       1,000 Millipore Corp.(c)                             66,040
                                                   ---------------
                                                         1,132,622
                                                   ---------------
             Building Materials -- 0.3%
       5,900 USG Corp.(c)(d)                               383,500
                                                   ---------------
             Chemicals -- 0.7%
      15,425 Praxair, Inc.                                 816,908
                                                   ---------------
             Coal -- 0.4%
       6,375 Peabody Energy Corp.                          525,428
                                                   ---------------
             Commercial Services -- 0.9%
      17,150 Aramark Corp., Class B                        476,427
      17,700 H&R Block, Inc.                               434,535
      17,500 MPS Group, Inc.(c)                            239,225
                                                   ---------------
                                                         1,150,187
                                                   ---------------
             Computers -- 2.9%
       5,000 Dell, Inc.(c)                                 149,950
      95,350 Hewlett-Packard Co.                         2,729,870
       6,200 Intergraph Corp.(c)                           308,822
       4,700 International Business Machines Corp.         386,340
                                                   ---------------
                                                         3,574,982
                                                   ---------------
             Distribution & Wholesale -- 0.2%
       8,100 Brightpoint, Inc.(c)                          224,613
       1,500 WESCO International, Inc.(c)                   64,095
                                                   ---------------
                                                           288,708
                                                   ---------------

   Shares    Description                                Value (a)
--------------------------------------------------------------------
             --------------------------------------- ---------------
             Diversified Financial Services -- 13.3%
      36,425 American Express Co.                    $     1,874,430
      12,240 Ameriprise Financial, Inc.                      501,840
       8,375 Capital One Financial Corp.                     723,600
      19,125 CIT Group, Inc.                                 990,293
      55,158 Citigroup, Inc.                               2,676,818
       2,100 CompuCredit Corp.(c)(d)                          80,808
       4,800 Franklin Resources, Inc.                        451,248
       3,025 Goldman Sachs Group, Inc.                       386,323
      19,000 Janus Capital Group, Inc.                       353,970
      80,125 JPMorgan Chase & Co.                          3,180,161
       7,500 Lehman Brothers Holdings, Inc.                  961,275
      25,350 Merrill Lynch & Co., Inc.                     1,716,955
      42,100 Morgan Stanley                                2,388,754
       2,100 SLM Corp.                                       115,689
                                                     ---------------
                                                          16,402,164
                                                     ---------------
             Electric -- 3.8%
      14,600 Dominion Resources, Inc.                      1,127,120
      18,325 Entergy Corp.                                 1,258,011
      12,700 Exelon Corp.                                    674,878
      10,625 NRG Energy, Inc.(c)                             500,650
      10,775 TXU Corp.                                       540,797
      14,300 Wisconsin Energy Corp.                          558,558
                                                     ---------------
                                                           4,660,014
                                                     ---------------
             Electronics -- 0.8%
      13,025 Amphenol Corp., Class A                         576,487
      43,075 Flextronics International, Ltd.(c)              449,703
                                                     ---------------
                                                           1,026,190
                                                     ---------------
             Engineering & Construction -- 0.7%
      87,975 ABB, Ltd., Sponsored ADR(c)                     855,117
                                                     ---------------
             Food -- 0.5%
      23,400 Kroger Co. (The)(c)                             441,792
       4,400 Supervalue, Inc.                                142,912
                                                     ---------------
                                                             584,704
                                                     ---------------
             Health Care -- Products -- 3.4%
      59,500 Baxter International, Inc.                    2,240,175
       7,525 Beckman Coulter, Inc.                           428,173
       7,700 Becton Dickinson & Co.                          462,616
      26,900 Boston Scientific Corp.(c)                      658,781
       7,425 Johnson & Johnson                               446,242
                                                     ---------------
                                                           4,235,987
                                                     ---------------
             Health Care -- Services -- 1.1%
       2,400 Aetna, Inc.                                     226,344
       2,400 Coventry Health Care, Inc.(c)                   136,704
      10,500 Quest Diagnostics                               540,540
       8,000 UnitedHealth Group, Inc.                        497,120
                                                     ---------------
                                                           1,400,708
                                                     ---------------
             Insurance -- 4.0%
      21,725 Allstate Corp. (The)                          1,174,671
      14,075 American International Group, Inc.              960,337
         140 Berkshire Hathaway, Inc., Class B(c)            410,970
      12,800 Genworth Financial, Inc., Class A               442,624
       3,800 LandAmerica Financial Group, Inc.(d)            237,120
       1,900 Metlife, Inc.                                    93,100
       3,600 MGIC Investment Corp.                           236,952
       3,000 Old Republic International Corp.                 78,780

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares    Description                               Value (a)
-------------------------------------------------------------------
             Insurance -- continued
       4,600 Principal Financial Group              $       218,178
      14,300 Prudential Financial, Inc.                   1,046,617
                                                    ---------------
                                                          4,899,349
                                                    ---------------
             Internet -- 0.4%
         300 Google, Inc., Class A(c)                       124,458
       9,500 Internet Security Systems(c)                   199,025
       6,200 VeriSign, Inc.(c)                              135,904
                                                    ---------------
                                                            459,387
                                                    ---------------
             Leisure Time -- 0.9%
      20,000 Carnival Corp.                               1,069,400
                                                    ---------------
             Lodging -- 0.1%
       2,000 Marriott International, Inc., Class A          133,940
                                                    ---------------
             Lodging & Gaming -- 0.7%
      30,025 Hilton Hotels Corp.                            723,903
       2,300 Las Vegas Sands Corp.(c)(d)                     90,781
                                                    ---------------
                                                            814,684
                                                    ---------------
             Machinery -- Diversified -- 0.1%
       3,700 Cascade Corp.                                  173,567
                                                    ---------------
             Media -- 6.7%
      50,000 Cablevision Systems Corp., Class A(c)        1,173,500
      46,100 DIRECTV Group (The), Inc.(c)                   650,932
      12,000 Liberty Global, Inc., Class A                  270,000
      12,000 Liberty Global, Inc., Class C(c)               254,400
     200,000 Liberty Media Corp., Class A(c)              1,574,000
      12,600 McGraw-Hill Cos. (The), Inc.                   650,538
      44,350 News Corp., Inc., Class A                      689,642
     171,500 Time Warner, Inc.                            2,990,960
                                                    ---------------
                                                          8,253,972
                                                    ---------------
             Metal Fabricate & Hardware -- 0.4%
      12,300 Commercial Metals Co.                          461,742
                                                    ---------------
             Mining -- 0.0%
       1,500 Royal Gold, Inc.(d)                             52,095
                                                    ---------------
             Miscellaneous -- Manufacturing -- 2.5%
      37,175 General Electric Co.                         1,302,984
      62,925 Tyco International, Ltd.                     1,816,015
                                                    ---------------
                                                          3,118,999
                                                    ---------------
             Oil & Gas - 7.7%
       1,200 Anadarko Petroleum Corp.                       113,700
      11,800 Chevron Corp.                                  669,886
      16,325 ConocoPhillips                                 949,788
       2,800 Devon Energy Corp.                             175,112
       7,750 Diamond Offshore Drilling, Inc.                539,090
      13,300 EnCana Corp.                                   600,628
      72,975 Exxon Mobil Corp.                            4,099,006
      15,750 GlobalSantaFe Corp.                            758,362
       2,300 Helmerich and Payne, Inc.                      142,393
       7,225 Occidental Petroleum Corp.                     577,133
      15,825 Southwestern Energy Co.                        568,751
       7,600 Valero Energy Corp.                            392,160
                                                    ---------------
                                                          9,586,009
                                                    ---------------
             Oil & Gas Services -- 1.4%
      24,300 Halliburton Co.                              1,505,628
       5,500 Oil States International, Inc.(c)              174,240
                                                    ---------------
                                                          1,679,868
                                                    ---------------

   Shares    Description                        Value (a)
------------------------------------------------------------
             Pharmaceuticals -- 2.4%
      25,375 Abbott Laboratories             $     1,000,536
       8,200 AmerisourceBergen Corp.                 339,480
       6,700 Cardinal Health, Inc.                   460,625
      16,200 Merck & Co., Inc.                       515,322
      27,775 Pfizer, Inc.                            647,713
                                             ---------------
                                                   2,963,676
                                             ---------------
             REITs -- Hotels -- 0.3%
      42,300 MeriStar Hospitality Corp.(c)           397,620
                                             ---------------
             REITs -- Mortgage -- 0.1%
       4,500 Arbor Realty Trust, Inc.                116,640
                                             ---------------
             REITs -- Regional Malls -- 0.4%
       6,750 Simon Property Group, Inc.              517,253
                                             ---------------
             Restaurants -- 3.9%
      86,400 McDonald's Corp.                      2,913,408
      40,000 Yum! Brands, Inc.                     1,875,200
                                             ---------------
                                                   4,788,608
                                             ---------------
             Retail -- 8.0%
      35,000 Costco Wholesale Corp.                1,731,450
      25,550 CVS Corp.                               675,031
      12,825 Federated Department Stores             850,682
      70,000 Gap (The), Inc.                       1,234,800
       1,900 Home Depot, Inc.                         76,912
       8,350 JC Penney Co., Inc.                     464,260
      11,500 Kohl's Corp.(c)                         558,900
      10,400 Lowe's Cos, Inc.                        693,264
      22,500 Office Depot, Inc.(c)                   706,500
      45,000 Tiffany & Co.                         1,723,050
      28,575 TJX Cos., Inc.                          663,797
      11,575 Wal-Mart Stores, Inc.                   541,710
                                             ---------------
                                                   9,920,356
                                             ---------------
             Savings & Loans -- 3.1%
       3,900 Firstfed Financial Corp.(c)(d)          212,628
      80,000 Sovereign Bancorp, Inc.               1,729,600
      45,000 Washington Mutual, Inc.               1,957,500
                                             ---------------
                                                   3,899,728
                                             ---------------
             Semiconductors -- 1.9%
      59,500 Intel Corp.                           1,485,120
      28,000 National Semiconductor Corp.            727,440
       5,800 Texas Instruments, Inc.                 186,006
                                             ---------------
                                                   2,398,566
                                             ---------------
             Software -- 2.9%
      12,225 First Data Corp.                        525,797
       6,200 Fiserv, Inc.(c)                         268,274
       6,500 Intuit, Inc.(c)                         346,450
      73,675 Microsoft Corp.                       1,926,602
      41,200 Oracle Corp.(c)                         503,052
                                             ---------------
                                                   3,570,175
                                             ---------------
             Telecommunications -- 4.3%
      34,500 AT&T, Inc.                              844,905
      49,850 Avaya, Inc.(c)                          531,899
      36,150 BellSouth Corp.                         979,665
      12,050 CenturyTel, Inc.                        399,578
      53,775 Cisco Systems, Inc.(c)                  920,628
      35,400 Motorola, Inc.                          799,686

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares     Description                                                             Value (a)
------------------------------------------------------------------------------------------------------
              Telecommunications -- continued
       40,350 Nokia OYJ, Sponsored ADR                                             $       738,405
        1,700 United States Cellular Corp.(c)                                               83,980
                                                                                    ---------------
                                                                                         5,298,746
                                                                                    ---------------
              Tobacco -- 0.8%
       13,875 Altria Group, Inc.                                                         1,036,740
                                                                                    ---------------
              Transportation -- 1.9%
       21,100 Burlington Northern Santa Fe Corp.                                         1,494,302
       13,000 JB Hunt Transport Services, Inc.                                             294,320
       12,850 Norfolk Southern Corp.                                                       576,066
                                                                                    ---------------
                                                                                         2,364,688
                                                                                    ---------------
              Total Common Stocks (Identified Cost $99,516,354)                        121,343,395
                                                                                    ---------------
   Shares/
  Principal
   Amount
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 3.1%
    1,005,339 State Street Navigator Securities Lending Prime Portfolio(e)               1,005,339
$   2,876,721 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $2,877,376 on 1/03/2006, collateralized by $2,435,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $2,945,573                    2,876,721
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $3,882,060)                  3,882,060
                                                                                    ---------------
              Total Investments -- 101.2%
              (Identified Cost $103,398,414)(b)                                        125,225,455
              Other assets less liabilities -- (1.2)%                                   (1,498,102)
                                                                                    ---------------
              Net Assets -- 100%                                                   $   123,727,353
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on
              investments based on cost of $103,919,608 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost.                     $    22,696,811
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value.                          (1,390,964)
                                                                                    ---------------
              Net unrealized appreciation                                          $    21,305,847
                                                                                    ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at December 31, 2005.
          (e) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
        REITs Real Estate Investment Trusts

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 13.3%
                      Retail                          8.0
                      Oil & Gas                       7.7
                      Media                           6.7
                      Banks                           6.3
                      Telecommunications              4.3
                      Insurance                       4.0
                      Restaurants                     3.9
                      Electric                        3.8
                      Beverages                       3.7
                      Health Care -- Products         3.4
                      Savings & Loans                 3.1
                      Aerospace & Defense             3.0
                      Computers                       2.9
                      Software                        2.9
                      Miscellaneous -- Manufacturing  2.5
                      Pharmaceuticals                 2.4
                      Others, less than 2% each      16.2

                See accompanying notes to financial statements.

        VAUGHAN NELSON SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005

   Shares    Description                                    Value (a)
------------------------------------------------------------------------
Common Stocks -- 95.1% of Net Assets
             Aerospace & Defense -- 7.4%
      30,225 Alliant Techsystems, Inc.(c)(d)             $     2,302,238
      32,525 DRS Technologies, Inc.(d)                         1,672,436
      57,000 EDO Corp.(d)                                      1,542,420
      45,550 Esterline Technologies Corp.(c)(d)                1,694,004
      36,937 Moog, Inc., Class A(c)                            1,048,272
                                                         ---------------
                                                               8,259,370
                                                         ---------------
             Banks -- 5.3%
      18,775 City Holding Co.(d)                                 674,961
      45,926 MB Financial, Inc.(d)                             1,625,780
       4,525 PrivateBancorp, Inc.(d)                             160,954
     152,064 Republic Bancorp, Inc.(d)                         1,809,562
      94,075 UCBH Holdings, Inc.(d)                            1,682,061
                                                         ---------------
                                                               5,953,318
                                                         ---------------
             Biotechnology -- 1.1%
      63,725 Serologicals Corp.(c)(d)                          1,257,932
                                                         ---------------
             Building Materials -- 0.6%
      66,800 U.S. Concrete, Inc.(c)                              633,264
                                                         ---------------
             Commercial Services -- 9.0%
      49,750 ACE Cash Express, Inc.(c)(d)                      1,161,663
      21,050 Consolidated Graphics, Inc.(c)(d)                   996,507
      59,100 Dollar Thrifty Automotive Group, Inc.(c)(d)       2,131,737
      64,050 McGrath Rentcorp(d)                               1,780,590
      40,150 Monro Muffler, Inc.(d)                            1,217,348
      15,475 Strayer Education, Inc.(d)                        1,450,007
      62,150 Team, Inc.(c)(d)                                  1,311,986
                                                         ---------------
                                                              10,049,838
                                                         ---------------
             Computer Services -- 0.7%
      82,375 Tyler Technologies, Inc.(c)(d)                      723,253
                                                         ---------------
             Computers & Peripherals -- 0.6%
      27,750 Synaptics, Inc.(c)                                  685,980
                                                         ---------------
             Distribution & Wholesale -- 1.6%
      29,450 Watsco, Inc.                                      1,761,404
                                                         ---------------
             Diversified Financial Services -- 4.6%
      13,500 BKF Capital Group, Inc.(d)                          255,825
      30,850 Financial Federal Corp.(d)                        1,371,283
      92,750 Raymond James Financial, Inc.(d)                  3,493,892
                                                         ---------------
                                                               5,121,000
                                                         ---------------
             Electric -- 2.2%
      85,725 Pike Electric Corp.(c)                            1,390,459
      50,500 Westar Energy, Inc.                               1,085,750
                                                         ---------------
                                                               2,476,209
                                                         ---------------
             Engineering & Construction -- 0.7%
      36,225 Dycom Industries, Inc.(c)(d)                        796,950
                                                         ---------------
             Environmental Control -- 1.9%
      60,100 Waste Connections, Inc.(c)(d)                     2,071,046
                                                         ---------------
             Food -- 1.7%
      77,625 Corn Products International, Inc.(d)              1,854,461
                                                         ---------------
             Health Care -- Products -- 1.4%
      49,775 Invacare Corp.(d)                                 1,567,415
                                                         ---------------
             Health Care -- Services -- 5.8%
      69,262 Healthcare Services Group, Inc.(d)                1,434,416
     148,550 Healthsouth Corp.(c)(d)                             727,895
      31,150 Pediatrix Medical Group, Inc.(c)(d)               2,758,956
      39,400 Triad Hospitals, Inc.(c)                          1,545,662
                                                         ---------------
                                                               6,466,929
                                                         ---------------

   Shares    Description                                   Value (a)
-----------------------------------------------------------------------
             Insurance -- 4.0%
      72,812 HCC Insurance Holdings, Inc.(d)            $     2,161,060
      59,125 Hilb, Rogal & Hobbs Co.(d)                       2,276,904
                                                        ---------------
                                                              4,437,964
                                                        ---------------
             Internet -- 1.2%
       9,775 F5 Networks, Inc.(c)(d)                            559,032
      45,025 Vignette Corp.(c)(d)                               734,358
                                                        ---------------
                                                              1,293,390
                                                        ---------------
             Investment Companies -- 4.6%
      78,000 iShares Russell 2000 Value Index Fund(d)         5,142,540
                                                        ---------------
             Iron & Steel -- 1.5%
      72,012 Gibraltar Industries, Inc.(d)                    1,651,955
                                                        ---------------
             Leisure Time -- 1.0%
     113,200 K2, Inc.(c)(d)                                   1,144,452
                                                        ---------------
             Machinery -- Diversified -- 4.1%
      61,225 Briggs & Stratton Corp.(d)                       2,374,918
      54,775 Nordson Corp.(d)                                 2,218,935
                                                        ---------------
                                                              4,593,853
                                                        ---------------
             Mining -- 0.8%
      32,600 Century Aluminum Co.(c)(d)                         854,446
                                                        ---------------
             Miscellaneous -- Manufacturing -- 2.0%
     259,600 Jacuzzi Brands, Inc.(c)(d)                       2,180,640
                                                        ---------------
             Oil & Gas -- 5.5%
      47,200 Energy Partners, Ltd.(c)(d)                      1,028,488
      25,400 GMX Resources, Inc.(c)(d)                          914,400
      60,525 Petrohawk Energy Corp.(c)(d)                       800,141
      46,275 Southwestern Energy Co.                          1,663,123
      43,625 Whiting Petroleum Corp.(c)(d)                    1,745,000
                                                        ---------------
                                                              6,151,152
                                                        ---------------
             Oil & Gas Services -- 3.6%
      24,850 Oil States International, Inc.(c)(d)               787,248
      78,200 Universal Compression Holdings, Inc.(c)(d)       3,215,584
                                                        ---------------
                                                              4,002,832
                                                        ---------------
             Real Estate -- 1.2%
      23,325 CB Richard Ellis Group, Inc., Class A(c)         1,372,676
                                                        ---------------
             REITs -- Health Care -- 1.5%
      48,850 Healthcare Realty Trust, Inc.                    1,625,240
                                                        ---------------
             REITs -- Hotels -- 2.5%
     147,425 Ashford Hospitality Trust, Inc.(d)               1,546,488
     111,525 Highland Hospitality Corp.(d)                    1,232,351
                                                        ---------------
                                                              2,778,839
                                                        ---------------
             REITs -- Mortgage -- 1.6%
     130,600 MFA Mortgage Investments, Inc.                     744,420
      24,525 Redwood Trust, Inc.                              1,011,902
                                                        ---------------
                                                              1,756,322
                                                        ---------------
             Retail -- 4.6%
      49,175 Regis Corp.(d)                                   1,896,680
     119,450 Triarc Cos., Inc., Class B(d)                    1,773,832
      37,000 United Auto Group, Inc.(d)                       1,413,400
                                                        ---------------
                                                              5,083,912
                                                        ---------------
             Semiconductors -- 0.9%
      34,125 ATMI, Inc.(c)(d)                                   954,476
                                                        ---------------
             Software -- 1.4%
      56,750 Reynolds & Reynolds Co. (The), Class A(d)        1,592,973
                                                        ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares      Description                                                         Value (a)
--------------------------------------------------------------------------------------------------
               Telecommunications -- 0.8%
       22,250  Netgear, Inc.(c)(d)                                              $       428,312
       81,425  Sonus Networks, Inc.(c)(d)                                               302,901
       14,125  Tekelec(c)                                                               196,338
                                                                                ---------------
                                                                                        927,551
                                                                                ---------------
               Transportation -- 5.7%
       89,250  Arlington Tankers, Ltd.(d)                                             1,941,188
       81,650  Genesee & Wyoming, Inc., Class A(c)                                    3,065,957
       32,400  Landstar System, Inc.                                                  1,352,376
                                                                                ---------------
                                                                                      6,359,521
                                                                                ---------------
               Trucking & Leasing -- 2.0%
       31,635  AMERCO, Inc.                                                           2,279,303
                                                                                ---------------
               Total Common Stocks (Identified Cost $93,371,970)                    105,862,406
                                                                                ---------------
   Shares/
  Principal
   Amount
--------------------------------------------------------------------------------------------------
Short-Term Investments -- 30.8%
   28,701,451  State Street Navigator Securities Lending Prime Portfolio(e)     $    28,701,451
$   5,633,694  Tri-Party Repurchase Agreement with Fixed Income Clearing
               Corporation, dated 12/30/2005 at 2.05% to be repurchased at
               $5,634,978 on 1/03/2006, collateralized by $4,755,000 U.S.
               Treasury Bond, 6.00% due 2/15/2026 valued at $5,752,033                5,633,694
                                                                                ---------------
               Total Short-Term Investments (Identified Cost $34,335,145)            34,335,145
                                                                                ---------------
               Total Investments -- 125.9%
               (Identified Cost $127,707,115)(b)                                    140,197,551
               Other assets less liabilities -- (25.9)%                             (28,835,998)
                                                                                ---------------
               Net Assets -- 100%                                               $   111,361,553
                                                                                ===============
          (a)  See Note 2a of Notes to Financial Statements.
          (b)  Federal Tax Information:
               At December 31, 2005, the net unrealized appreciation on
               investments based on cost of $127,742,085 for federal income tax purposes was as follows:
               Aggregate gross unrealized appreciation for all investments in
               which there is an excess of value over tax cost                  $    15,798,081
               Aggregate gross unrealized depreciation for all investments in
               which there is an excess of tax cost over value                       (3,342,615)
                                                                                ---------------
               Net unrealized appreciation                                      $    12,455,466
                                                                                ===============
          (c)  Non-income producing security.
          (d)  All or a portion of this security was on loan to brokers at December 31, 2005.
          (e)  Represents investment of securities lending collateral.
        REITs  Real Estate Investment Trusts

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Commercial Services             9.0%
                      Aerospace & Defense             7.4
                      Health Care -- Services         5.8
                      Transportation                  5.7
                      Oil & Gas                       5.5
                      Banks                           5.3
                      Investment Companies            4.6
                      Diversified Financial Services  4.6
                      Retail                          4.6
                      Machinery -- Diversified        4.1
                      Insurance                       4.0
                      Oil & Gas Services              3.6
                      REITs -- Hotels                 2.5
                      Electric                        2.2
                      Trucking & Leasing              2.0
                      Miscellaneous -- Manufacturing  2.0
                      Other, less than 2% each       22.2

                See accompanying notes to financial statements.

           WESTPEAK CAPITAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005

   Shares    Description                                   Value (a)
-----------------------------------------------------------------------
Common Stocks -- 99.1% of Net Assets
             Aerospace & Defense -- 4.2%
      25,300 Boeing Co. (The)                           $     1,777,072
       6,900 Raytheon Co.                                       277,035
      16,300 Teledyne Technologies, Inc.(c)                     474,330
                                                        ---------------
                                                              2,528,437
                                                        ---------------
             Agriculture -- 1.3%
      10,100 Monsanto Co.                                       783,053
                                                        ---------------
             Banking -- 0.7%
       7,800 State Street Corp.                                 432,432
                                                        ---------------
             Beverages -- 1.0%
      22,000 Constellation Brands, Inc.(c)                      577,060
                                                        ---------------
             Biotechnology -- 3.7%
      24,000 Amgen, Inc.(c)                                   1,892,640
       5,000 Millipore Corp.(c)                                 330,200
                                                        ---------------
                                                              2,222,840
                                                        ---------------
             Building Materials -- 1.6%
      20,000 Florida Rock Industries, Inc.                      981,200
                                                        ---------------
             Commercial Services -- 1.2%
       8,400 H&R Block, Inc.                                    206,220
      40,000 MPS Group, Inc.(c)                                 546,800
                                                        ---------------
                                                                753,020
                                                        ---------------
             Computers -- 5.5%
      36,200 Dell, Inc.(c)                                    1,085,638
       6,900 DST Systems, Inc.(c)                               413,379
      22,200 International Business Machines Corp.            1,824,840
                                                        ---------------
                                                              3,323,857
                                                        ---------------
             Cosmetics & Personal Care -- 2.5%
      15,300 Kimberly Clark Corp.                               912,645
      10,300 Procter & Gamble Co.                               596,164
                                                        ---------------
                                                              1,508,809
                                                        ---------------
             Distribution & Wholesale -- 0.5%
       6,400 WESCO International, Inc.(c)                       273,472
                                                        ---------------
             Diversified Financial Services -- 6.7%
      33,800 American Express Co.                             1,739,348
       3,500 Chicago Mercantile Exchange Holdings, Inc.       1,286,215
      15,300 Countrywide Financial Corp.                        523,107
       5,500 Franklin Resources, Inc.                           517,055
                                                        ---------------
                                                              4,065,725
                                                        ---------------
             Food -- 1.0%
         400 Seaboard Corp.(d)                                  604,400
                                                        ---------------
             Health Care -- Products -- 8.0%
      23,300 Becton Dickinson & Co.                           1,399,864
      38,700 Boston Scientific Corp.(c)                         947,763
       1,500 Johnson & Johnson                                2,494,150
                                                        ---------------
                                                              4,841,777
                                                        ---------------
             Health Care -- Services -- 6.0%
      15,200 Aetna, Inc.                                      1,433,512
      20,450 Coventry Health Care, Inc.(c)                    1,164,832
      16,600 UnitedHealth Group, Inc.                         1,031,524
                                                        ---------------
                                                              3,629,868
                                                        ---------------
             Insurance -- 4.7%
       9,500 Aflac, Inc.                                        440,990
      16,900 American International Group, Inc.               1,153,087
      12,200 Genworth Financial, Inc., Class A                  421,876

   Shares    Description                                   Value (a)
-----------------------------------------------------------------------
             Insurance -- continued
       6,900 MBIA, Inc.                                 $       415,104
       3,700 Progressive Corp. (The)                            432,086
                                                        ---------------
                                                              2,863,143
                                                        ---------------
             Internet -- 3.3%
      14,100 Amazon.Com, Inc.(c)                                664,815
       1,600 Google, Inc., Class A(c)                           663,776
      15,700 j2 Global Communications, Inc.(c)(d)               671,018
                                                        ---------------
                                                              1,999,609
                                                        ---------------
             Iron & Steel -- 1.1%
      10,900 Reliance Steel & Aluminum Co.                      666,208
                                                        ---------------
             Lodging & Gaming -- 1.3%
      20,000 Las Vegas Sands Corp.(c)(d)                        789,400
                                                        ---------------
             Machinery -- Construction & Mining -- 0.9%
      11,200 JLG Industries, Inc.(d)                            511,392
                                                        ---------------
             Miscellaneous -- Manufacturing -- 2.9%
      49,700 General Electric Co.                             1,741,985
                                                        ---------------
             Oil & Gas -- 4.6%
       6,400 Giant Industries, Inc.(c)(d)                       332,544
      23,700 KCS Energy, Inc.(c)(d)                             574,014
      17,700 Oil States International, Inc.(c)                  560,736
      17,000 Sunoco, Inc.                                     1,332,460
                                                        ---------------
                                                              2,799,754
                                                        ---------------
             Pharmaceuticals -- 5.1%
      17,800 AmerisourceBergen Corp.                            736,920
      20,000 Cardinal Health, Inc.                            1,375,000
      30,100 Merck & Co., Inc.                                  957,481
                                                        ---------------
                                                              3,069,401
                                                        ---------------
             Pipelines -- 1.1%
       8,800 Questar Corp.                                      666,160
                                                        ---------------
             REITs -- Regional Malls -- 0.9%
      15,900 Taubman Centers, Inc.                              552,525
                                                        ---------------
             Retail -- 4.1%
      29,200 Best Buy Co., Inc.                               1,269,616
      14,500 JC Penney Co., Inc.                                806,200
       8,900 Wal-Mart Stores, Inc.                              416,520
                                                        ---------------
                                                              2,492,336
                                                        ---------------
             Semiconductors -- 6.7%
      93,800 Intel Corp.                                      2,341,248
      52,700 Texas Instruments, Inc.                          1,690,089
                                                        ---------------
                                                              4,031,337
                                                        ---------------
             Software -- 10.3%
      29,700 BEA Systems, Inc.(c)                               279,180
      18,700 First Data Corp.                                   804,287
      11,800 Fiserv, Inc.(c)                                    510,586
     132,300 Microsoft Corp.                                  3,459,645
      97,000 Oracle Corp.(c)                                  1,184,370
                                                        ---------------
                                                              6,238,068
                                                        ---------------
             Telecommunications -- 3.6%
      95,400 Cisco Systems, Inc.(c)                           1,633,248
      12,300 Scientific-Atlanta, Inc.                           529,761
                                                        ---------------
                                                              2,163,009
                                                        ---------------
             Tobacco -- 1.0%
       8,400 Altria Group, Inc.                                 627,648
                                                        ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares     Description                                                          Value (a)
---------------------------------------------------------------------------------------------------
              Transportation -- 3.6%
       27,300 CH Robinson Worldwide, Inc.                                       $     1,010,919
       34,100 JB Hunt Transport Services, Inc.                                          772,024
        5,600 United Parcel Service, Inc.                                               420,840
                                                                                 ---------------
                                                                                      2,203,783
                                                                                 ---------------
              Total Common Stocks (Identified Cost $58,900,660)                      59,941,708
                                                                                 ---------------
   Shares/
  Principal
   Amount
---------------------------------------------------------------------------------------------------
Short-Term Investments -- 7.2%
    3,596,076 State Street Navigator Securities Lending Prime Portfolio(e)            3,596,076
$     729,363 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $729,530 on 1/03/2006, collateralized by $615,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $743,954                     729,363
                                                                                 ---------------
              Total Short-Term Investments (Identified Cost $4,325,439)               4,325,439
                                                                                 ---------------
              Total Investments -- 106.3%
              (Identified Cost $63,226,099)(b)                                       64,267,147
              Other assets less liabilities -- (6.3)%                                (3,787,214)
                                                                                 ---------------
              Net Assets -- 100%                                                $    60,479,933
                                                                                 ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on investments based on cost of
              $63,716,483 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                   $     4,546,562
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                        (3,995,898)
                                                                                 ---------------
              Net unrealized appreciation                                       $       550,664
                                                                                 ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at December 31, 2005.
          (e) Represents investment of securities lending collateral.
        REITs Real Estate Investment Trusts

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Software                       10.3%
                      Health Care -- Products         8.0
                      Diversified Financial Services  6.7
                      Semiconductors                  6.7
                      Health Care -- Services         6.0
                      Computers                       5.5
                      Pharmaceuticals                 5.1
                      Insurance                       4.7
                      Oil & Gas                       4.6
                      Aerospace & Defense             4.2
                      Retail                          4.1
                      Biotechnology                   3.7
                      Transportation                  3.6
                      Telecommunications              3.6
                      Internet                        3.3
                      Miscellaneous -- Manufacturing  2.9
                      Cosmetics & Personal Care       2.5
                      Others, less than 2% each      13.6

                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS & LIABILITIES

December 31, 2005


                                               CGM Advisor            Hansberger          Harris Associates
                                             Targeted Equity         International          Focused Value
                                                  Fund                   Fund                   Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
ASSETS
 Investments at cost                      $         708,864,637  $         134,539,805  $         288,716,581
 Net unrealized appreciation                        102,634,824             28,055,937             38,520,604
                                          ---------------------  ---------------------  ---------------------
   Investments at value (a)                         811,499,461            162,595,742            327,237,185
 Cash                                                     2,401                     --                     --
 Foreign cash at value (identified cost
   $0, $392,185, $0, $0, $0, $0, $0 and
   $0)                                                       --                389,826                     --
 Receivable for Fund shares sold                        214,960                235,776                280,751
 Receivable for securities sold                       1,810,375                     --              3,738,238
 Receivable from advisor                                     --                     --                     --
 Dividends and interest receivable                    1,567,413                222,302                196,676
 Tax reclaims receivable                                  9,439                 45,147                     --
 Securities lending income receivable                     4,533                  1,873                  2,266
 Other assets                                                --                     --                     --
                                          ---------------------  ---------------------  ---------------------
   TOTAL ASSETS                                     815,108,582            163,490,666            331,455,116
                                          ---------------------  ---------------------  ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value                                             49,555,261             19,777,153             19,573,534
 Payable for securities purchased                            --                601,091              8,284,023
 Payable for Fund shares redeemed                       627,949                293,040                746,570
 Payable to custodian bank                                   --                     28                     --
 Management fees payable                                456,520                 95,646                260,978
 Deferred Trustees' fees                                633,410                 87,195                 58,725
 Administrative fees payable                             39,600                  6,923                 16,677
 Other accounts payable and accrued
   expenses                                             356,733                190,428                215,506
                                          ---------------------  ---------------------  ---------------------
   TOTAL LIABILITIES                                 51,669,473             21,051,504             29,156,013
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         763,439,109  $         142,439,162  $         302,299,103
                                          =====================  =====================  =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $         713,784,979  $         112,845,186  $         255,674,801
 Undistributed (overdistributed) net
   investment income (loss)                           4,156,656               (159,969)               (58,725)
 Accumulated net realized gain (loss)               (57,137,350)             1,700,806              8,162,423
 Net unrealized appreciation on
   investments and foreign currency
   translations                                     102,634,824             28,053,139             38,520,604
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         763,439,109  $         142,439,162  $         302,299,103
                                          =====================  =====================  =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         694,120,716  $          89,663,247  $          82,298,020
                                          =====================  =====================  =====================
   Shares of beneficial interest                     67,928,940              4,510,069              6,814,350
                                          =====================  =====================  =====================
   Net asset value and redemption price
    per share                             $               10.22  $               19.88  $               12.08
                                          =====================  =====================  =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net assets value)                     $               10.84  $               21.09  $               12.82
                                          =====================  =====================  =====================
 Class B shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charge)
   Net assets                             $          53,004,791  $          33,387,562  $          97,255,740
                                          =====================  =====================  =====================
   Shares of beneficial interest                      5,588,643              1,827,166              8,391,228
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $                9.48  $               18.27  $               11.59
                                          =====================  =====================  =====================
 Class C shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charge)
   Net assets                             $           5,132,613  $          19,388,353  $         122,745,343
                                          =====================  =====================  =====================
   Shares of beneficial interest                        541,342              1,060,769             10,588,907
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $                9.48  $               18.28  $               11.59
                                          =====================  =====================  =====================
 Class Y shares:
   Net assets                             $          11,180,989  $                  --  $                  --
                                          =====================  =====================  =====================
   Shares of beneficial interest                      1,072,524                     --                     --
                                          =====================  =====================  =====================
   Net asset value, offering and
    redemption price per share            $               10.42  $                  --  $                  --
                                          =====================  =====================  =====================
 (a) Including securities on loan with
   market values of                       $          48,623,038  $          18,932,539  $          19,007,977
                                          =====================  =====================  =====================

                See accompanying notes to financial statements.


  Harris Associates                                                        Vaughan Nelson            Westpeak
   Large Cap Value       IXIS U.S. Diversified        IXIS Value             Small Cap            Capital Growth
        Fund                   Portfolio                 Fund                Value Fund                Fund
---------------------    ---------------------  ---------------------  ---------------------  ---------------------
                         ---------------------  ---------------------  ---------------------  ---------------------
$         252,930,265    $         587,185,027  $         103,398,414  $         127,707,115  $          63,226,099
           39,810,858              102,746,364             21,827,041             12,490,436              1,041,048
---------------------    ---------------------  ---------------------  ---------------------  ---------------------
          292,741,123              689,931,391            125,225,455            140,197,551             64,267,147
                   --                       --                     --                     --                     --
                   --                       --                     --                     --                     --
               51,099                   96,172                 14,305                168,608                  4,015
                   --                5,828,222                     --                245,668                     --
               10,173                       --                    706                     --                     --
              449,331                  700,603                152,622                169,472                 76,045
                   --                    6,375                     --                     --                     --
                  693                   12,728                    126                  2,923                    241
                   --                       --                  4,554                 15,597                  2,899
---------------------    ---------------------  ---------------------  ---------------------  ---------------------
          293,252,419              696,575,491            125,397,768            140,799,819             64,350,347
---------------------    ---------------------  ---------------------  ---------------------  ---------------------
            9,914,734               61,379,500              1,005,339             28,701,451              3,596,076
                   --                3,448,223                     --                201,417                     --
              311,778                  838,204                264,409                202,675                 32,392
                   --                        9                  4,933                     --                     --
              167,439                  489,692                 80,219                 86,228                 39,538
              257,819                  348,230                179,535                 92,028                 95,208
               15,127                   32,757                  6,578                  5,490                  3,272
              253,914                  503,240                129,402                148,977                103,928
---------------------    ---------------------  ---------------------  ---------------------  ---------------------
           10,920,811               67,039,855              1,670,415             29,438,266              3,870,414
---------------------    ---------------------  ---------------------  ---------------------  ---------------------
$         282,331,608    $         629,535,636  $         123,727,353  $         111,361,553  $          60,479,933
=====================    =====================  =====================  =====================  =====================
$         352,522,076    $         668,618,513  $         100,326,511  $         128,272,215  $         112,436,786
              378,522                 (348,230)              (129,408)               (92,028)               (95,208)
         (110,379,848)            (141,481,011)             1,703,209            (29,309,070)           (52,902,693)
           39,810,858              102,746,364             21,827,041             12,490,436              1,041,048
---------------------    ---------------------  ---------------------  ---------------------  ---------------------
$         282,331,608    $         629,535,636  $         123,727,353  $         111,361,553  $          60,479,933
=====================    =====================  =====================  =====================  =====================
$         188,763,302    $         386,084,099  $          98,353,437  $          58,962,693  $          49,679,962
=====================    =====================  =====================  =====================  =====================
           14,163,820               19,138,377             11,815,498              3,333,765              4,206,054
=====================    =====================  =====================  =====================  =====================
$               13.33    $               20.17  $                8.32  $               17.69  $               11.81
=====================    =====================  =====================  =====================  =====================
$               14.14    $               21.40  $                8.83  $               18.77  $               12.53
=====================    =====================  =====================  =====================  =====================
$          59,034,515    $         174,745,212  $          22,457,577  $          38,732,230  $           9,863,712
=====================    =====================  =====================  =====================  =====================
            4,731,211                9,700,569              2,992,265              2,367,170                968,119
=====================    =====================  =====================  =====================  =====================
$               12.48    $               18.01  $                7.51  $               16.36  $               10.19
=====================    =====================  =====================  =====================  =====================
$          20,307,933    $          48,261,569  $           2,916,339  $          13,666,630  $             936,259
=====================    =====================  =====================  =====================  =====================
            1,629,858                2,676,280                388,617                834,920                 92,068
=====================    =====================  =====================  =====================  =====================
$               12.46    $               18.03  $                7.50  $               16.37  $               10.17
=====================    =====================  =====================  =====================  =====================
$          14,225,858    $          20,444,756  $                  --  $                  --  $                  --
=====================    =====================  =====================  =====================  =====================
            1,036,579                  954,996                     --                     --                     --
=====================    =====================  =====================  =====================  =====================
$               13.72    $               21.41  $                  --  $                  --  $                  --
=====================    =====================  =====================  =====================  =====================
$           9,623,937    $          59,572,629  $             979,701  $          27,814,879  $           3,447,940
=====================    =====================  =====================  =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

                                               CGM Advisor            Hansberger          Harris Associates
                                             Targeted Equity         International          Focused Value
                                                  Fund                   Fund                   Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
 Dividends                                $          15,845,057  $           3,496,147  $           4,975,251
 Interest                                               174,425                 19,522                396,039
 Securities lending income                              181,084                 93,734                 28,194
 Less net foreign taxes withheld                       (680,182)              (320,400)                    --
                                          ---------------------  ---------------------  ---------------------
                                                     15,520,384              3,289,003              5,399,484
                                          ---------------------  ---------------------  ---------------------
 Expenses
   Management fees                                    5,250,690              1,068,281              3,299,323
   Service fees - Class A                             1,713,347                196,709                235,627
   Service and distribution fees -
    Class B                                             549,452                374,044              1,034,086
   Service and distribution fees -
    Class C                                              35,915                174,470              1,322,731
   Trustees' fees and expenses                          111,395                 31,568                 33,005
   Administrative fees                                  499,625                 76,262                220,382
   Custodian fees                                       100,117                158,160                 50,282
   Transfer agent fees and expenses -
    Class A, Class B, Class C                         1,387,297                546,120                799,350
   Transfer agent fees and expenses -
    Class Y                                              22,572                     --                     --
   Audit fees                                            29,340                 44,697                 22,465
   Legal fees                                            32,911                  5,753                 20,784
   Shareholder reporting                                246,644                 96,335                192,801
   Registration                                          56,994                 43,694                 56,657
   Miscellaneous                                         28,522                 12,858                 18,095
                                          ---------------------  ---------------------  ---------------------
 Total expenses                                      10,064,821              2,828,951              7,305,588
   Less reimbursement/waiver                                 --                     --                     --
                                          ---------------------  ---------------------  ---------------------
 Net expenses                                        10,064,821              2,828,951              7,305,588
                                          ---------------------  ---------------------  ---------------------
 Net investment income (loss)                         5,455,563                460,052             (1,906,104)
                                          ---------------------  ---------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 84,395,181             11,261,087             57,991,221
   Foreign currency transactions - net                       --               (313,229)                    --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                  2,836,954              8,319,307            (40,207,477)
   Foreign currency translations - net                       --                 (9,054)                    --
                                          ---------------------  ---------------------  ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             87,232,135             19,258,111             17,783,744
                                          ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $          92,687,698  $          19,718,163  $          15,877,640
                                          =====================  =====================  =====================

                                            Harris Associates
                                             Large Cap Value
                                                  Fund
                                          ---------------------
                                          ---------------------
INVESTMENT INCOME
 Dividends                                $           5,156,152
 Interest                                                97,776
 Securities lending income                               33,466
 Less net foreign taxes withheld                        (33,944)
                                          ---------------------
                                                      5,253,450
                                          ---------------------
 Expenses
   Management fees                                    2,108,419
   Service fees - Class A                               506,728
   Service and distribution fees -
    Class B                                             678,039
   Service and distribution fees -
    Class C                                             229,100
   Trustees' fees and expenses                           52,620
   Administrative fees                                  202,085
   Custodian fees                                        56,523
   Transfer agent fees and expenses -
    Class A, Class B, Class C                           966,952
   Transfer agent fees and expenses -
    Class Y                                              31,753
   Audit fees                                            25,238
   Legal fees                                            28,753
   Shareholder reporting                                177,430
   Registration                                          58,997
   Miscellaneous                                         15,349
                                          ---------------------
 Total expenses                                       5,137,986
   Less reimbursement/waiver                           (479,821)
                                          ---------------------
 Net expenses                                         4,658,165
                                          ---------------------
 Net investment income (loss)                           595,285
                                          ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 25,778,595
   Foreign currency transactions - net                       --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                (29,282,480)
   Foreign currency translations - net                       --
                                          ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             (3,503,885)
                                          ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $          (2,908,600)
                                          =====================

                See accompanying notes to financial statements.

                                                 Vaughan Nelson             Westpeak
IXIS U.S. Diversified        IXIS Value          Small Cap Value         Capital Growth
      Portfolio                 Fund                  Fund                    Fund
---------------------  ---------------------  ---------------------  ---------------------
                       ---------------------  ---------------------  ---------------------
$           7,241,918  $           2,234,107  $           1,435,864  $             650,129
              151,243                 69,633                 68,886                  8,738
              132,967                  9,181                 38,881                 17,144
              (23,086)                (3,249)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
            7,503,042              2,309,672              1,543,631                676,011
---------------------  ---------------------  ---------------------  ---------------------
            6,299,035                969,085                966,582                485,338
              953,408                253,517                123,612                131,974
            1,913,770                247,423                446,807                109,769
              515,322                 30,469                132,723                  9,451
               76,941                 36,661                 26,679                 24,959
              420,015                 81,005                 67,870                 39,477
              121,992                 59,178                 36,403                 35,609
            2,078,478                424,600                531,502                347,008
               35,934                     --                     --                     --
               42,013                 31,460                 22,532                 25,655
               35,014                  7,075                  5,162                  2,851
              360,006                 77,599                 90,207                 55,830
               55,666                 45,184                 36,205                 33,743
               22,143                 11,132                  8,277                  6,803
---------------------  ---------------------  ---------------------  ---------------------
           12,929,737              2,274,388              2,494,561              1,308,467
                   --                 (1,232)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
           12,929,737              2,273,156              2,494,561              1,308,467
---------------------  ---------------------  ---------------------  ---------------------
           (5,426,695)                36,516               (950,930)              (632,456)
---------------------  ---------------------  ---------------------  ---------------------
           85,734,237             14,669,814             12,955,895                984,436
              (15,561)                    --                     --                     --
          (36,727,572)            (7,165,564)            (2,141,269)             1,466,262
               (1,461)                    --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
           48,989,643              7,504,250             10,814,626              2,450,698
---------------------  ---------------------  ---------------------  ---------------------
$          43,562,948  $           7,540,766  $           9,863,696  $           1,818,242
=====================  =====================  =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                     CGM Advisor Targeted Equity Fund
                                               --------------------------------------------
                                                     Year Ended             Year Ended
                                                    December 31,           December 31,
                                                        2005                   2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                  $           5,455,563  $             775,706
 Net realized gain on investments and
   foreign currency transactions                          84,395,181            186,920,714
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                   2,836,954            (91,588,409)
                                               ---------------------  ---------------------
 Increase (decrease) in net assets resulting
   from operations                                        92,687,698             96,108,011
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                                (1,593,713)                    --
   Class B                                                   (75,336)                    --
   Class C                                                    (4,738)                    --
   Class Y                                                   (49,839)                    --
 Net realized capital gains
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
                                               ---------------------  ---------------------
                                                          (1,723,626)                    --
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 9)                     (87,386,245)          (127,772,868)
                                               ---------------------  ---------------------
 Redemption fees
   Class A                                                     7,519                  2,396
   Class B                                                       600                    181
   Class C                                                        39                     12
   Class Y                                                       110                     27
                                               ---------------------  ---------------------
                                                               8,268                  2,616
                                               ---------------------  ---------------------
 Total increase (decrease) in net assets                   3,586,095            (31,662,241)
                                               ---------------------  ---------------------
NET ASSETS
 Beginning of the year                                   759,853,014            791,515,255
                                               ---------------------  ---------------------
 End of the year                               $         763,439,109  $         759,853,014
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME (LOSS)                      $           4,156,656  $             424,719
                                               =====================  =====================

                                                       Hansberger International Fund
                                               --------------------------------------------
                                                     Year Ended             Year Ended
                                                    December 31,           December 31,
                                                        2005                   2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                  $             460,052  $            (307,118)
 Net realized gain on investments and
   foreign currency transactions                          10,947,858             25,636,223
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                   8,310,253             (9,265,743)
                                               ---------------------  ---------------------
 Increase (decrease) in net assets resulting
   from operations                                        19,718,163             16,063,362
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
   Class Y                                                        --                     --
 Net realized capital gains
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
                                               ---------------------  ---------------------
                                                                  --                     --
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 9)                     (13,245,555)           (12,713,186)
                                               ---------------------  ---------------------
 Redemption fees
   Class A                                                       411                    170
   Class B                                                       216                    118
   Class C                                                        88                     38
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                 715                    326
                                               ---------------------  ---------------------
 Total increase (decrease) in net assets                   6,473,323              3,350,502
                                               ---------------------  ---------------------
NET ASSETS
 Beginning of the year                                   135,965,839            132,615,337
                                               ---------------------  ---------------------
 End of the year                               $         142,439,162  $         135,965,839
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME (LOSS)                      $            (159,969) $            (526,717)
                                               =====================  =====================

                See accompanying notes to financial statements.

    Harris Associates Focused Value Fund           Harris Associates Large Cap Value Fund
--------------------------------------------    --------------------------------------------
      Year Ended               Year Ended             Year Ended             Year Ended
     December 31,             December 31,           December 31,           December 31,
         2005                     2004                   2005                   2004
---------------------    ---------------------  ---------------------  ---------------------
                         ---------------------  ---------------------  ---------------------
                         ---------------------  ---------------------  ---------------------
$          (1,906,104)   $          (2,315,007) $             595,285  $             313,635
           57,991,221               11,304,168             25,778,595             14,432,239
          (40,207,477)              24,626,530            (29,282,480)            14,335,620
---------------------    ---------------------  ---------------------  ---------------------
           15,877,640               33,615,691             (2,908,600)            29,081,494
---------------------    ---------------------  ---------------------  ---------------------
                   --                       --               (231,035)                    --
                   --                       --                (81,761)                    --
                   --                       --                (28,415)                    --
                   --                       --                (16,672)                    --
          (10,494,877)                      --                     --                     --
          (12,897,474)                      --                     --                     --
          (16,300,067)                      --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
          (39,692,418)                      --               (357,883)                    --
---------------------    ---------------------  ---------------------  ---------------------
          (37,006,144)               2,079,342            (61,204,054)           (30,720,612)
---------------------    ---------------------  ---------------------  ---------------------
                6,748                      149                     --                     --
                7,032                      149                     --                     --
                9,087                      194                     --                     --
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
               22,867                      492                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
          (60,798,055)              35,695,525            (64,470,537)            (1,639,118)
---------------------    ---------------------  ---------------------  ---------------------
          363,097,158              327,401,633            346,802,145            348,441,263
---------------------    ---------------------  ---------------------  ---------------------
$         302,299,103    $         363,097,158  $         282,331,608  $         346,802,145
=====================    =====================  =====================  =====================
$             (58,725)   $             (36,853) $             378,522  $             136,701
=====================    =====================  =====================  =====================

       IXIS U.S. Diversified Portfolio                       IXIS Value Fund
--------------------------------------------  --------------------------------------------
      Year Ended             Year Ended             Year Ended             Year Ended
     December 31,           December 31,           December 31,           December 31,
         2005                   2004                   2005                   2004
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
$          (5,426,695) $          (7,230,862) $              36,516  $            (187,922)
           85,718,676             92,341,964             14,669,814             14,932,687
          (36,729,033)            (4,149,061)            (7,165,564)              (382,788)
---------------------  ---------------------  ---------------------  ---------------------
           43,562,948             80,962,041              7,540,766             14,361,977
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --            (12,510,896)            (1,926,692)
                   --                     --             (3,162,413)              (548,440)
                   --                     --               (411,818)               (60,195)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --            (16,085,127)            (2,535,327)
---------------------  ---------------------  ---------------------  ---------------------
         (114,045,267)          (116,500,139)            (3,970,555)           (17,975,676)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
          (70,482,319)           (35,538,098)           (12,514,916)            (6,149,026)
---------------------  ---------------------  ---------------------  ---------------------
          700,017,955            735,556,053            136,242,269            142,391,295
---------------------  ---------------------  ---------------------  ---------------------
$         629,535,636  $         700,017,955  $         123,727,353  $         136,242,269
=====================  =====================  =====================  =====================
$            (348,230) $            (135,059) $            (129,408) $            (143,263)
=====================  =====================  =====================  =====================

                                                    Vaughan Nelson Small Cap Value Fund
                                               --------------------------------------------
                                                     Year Ended             Year Ended
                                                    December 31,           December 31,
                                                        2005                   2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                  $            (950,930) $          (1,476,110)
 Net realized gain on investments and
   foreign currency transactions                          12,955,895             19,642,237
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                  (2,141,269)            (3,213,186)
                                               ---------------------  ---------------------
 Increase (decrease) in net assets resulting
   from operations                                         9,863,696             14,952,941
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 9)                     (11,845,326)           (14,761,490)
                                               ---------------------  ---------------------
 Redemption fees
   Class A                                                     2,646                    188
   Class B                                                     2,033                    225
   Class C                                                       649                     52
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                               5,328                    465
                                               ---------------------  ---------------------
 Total increase (decrease) in net assets                  (1,976,302)               191,916
                                               ---------------------  ---------------------
NET ASSETS
 Beginning of the year                                   113,337,855            113,145,939
                                               ---------------------  ---------------------
 End of the year                               $         111,361,553  $         113,337,855
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME (LOSS)                      $             (92,028) $              51,736
                                               =====================  =====================

                                                       Westpeak Capital Growth Fund
                                               --------------------------------------------
                                                     Year Ended             Year Ended
                                                    December 31,           December 31,
                                                        2005                   2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                  $            (632,456) $            (255,163)
 Net realized gain on investments and
   foreign currency transactions                             984,436              3,895,820
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                   1,466,262               (286,959)
                                               ---------------------  ---------------------
 Increase (decrease) in net assets resulting
   from operations                                         1,818,242              3,353,698
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 9)                     (12,686,062)           (13,044,934)
                                               ---------------------  ---------------------
 Redemption fees
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                  --                     --
                                               ---------------------  ---------------------
 Total increase (decrease) in net assets                 (10,867,820)            (9,691,236)
                                               ---------------------  ---------------------
NET ASSETS
 Beginning of the year                                    71,347,753             81,038,989
                                               ---------------------  ---------------------
 End of the year                               $          60,479,933  $          71,347,753
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME (LOSS)                      $             (95,208) $             (74,878)
                                               =====================  =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                               Income (loss) from investment operations:
                                               ---------------------------------------

                                 Net asset
                                  value,           Net
                                 beginning      investment     Net realized  Total from
                                    of            income      and unrealized investment
                                  period        (loss) (b)     gain (loss)   operations
                                 ----------    ----------     -------------- ----------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  12/31/2005                     $     9.05    $     0.07       $     1.12   $     1.19
  12/31/2004                           7.94          0.01             1.10         1.11
  12/31/2003                           5.56         (0.03)            2.41         2.38
  12/31/2002                           7.81         (0.06)           (2.19)       (2.25)
  12/31/2001                           9.36         (0.03)           (1.49)       (1.52)
   Class B
  12/31/2005                           8.45          0.00(e)          1.04         1.04
  12/31/2004                           7.47         (0.04)            1.02         0.98
  12/31/2003                           5.28         (0.07)            2.26         2.19
  12/31/2002                           7.47         (0.11)           (2.08)       (2.19)
  12/31/2001                           9.02         (0.09)           (1.43)       (1.52)
   Class C
  12/31/2005                           8.45          0.00(e)          1.04         1.04
  12/31/2004                           7.47         (0.04)            1.02         0.98
  12/31/2003                           5.27         (0.07)            2.27         2.20
  12/31/2002                           7.47         (0.11)           (2.09)       (2.20)
  12/31/2001                           9.02         (0.09)           (1.43)       (1.52)
   Class Y
  12/31/2005                           9.23          0.10             1.14         1.24
  12/31/2004                           8.07          0.04             1.12         1.16
  12/31/2003                           5.63          0.01             2.43         2.44
  12/31/2002                           7.85         (0.02)           (2.20)       (2.22)
  12/31/2001                           9.37          0.01            (1.50)       (1.49)
HANSBERGER INTERNATIONAL FUND
   Class A
  12/31/2005                     $    17.12    $     0.11       $     2.65   $     2.76
  12/31/2004                          15.07          0.02             2.03         2.05
  12/31/2003                          10.84         (0.04)            4.27         4.23
  12/31/2002                          13.02         (0.05)           (2.08)       (2.13)
  12/31/2001                          14.42          0.13            (1.42)       (1.29)
   Class B
  12/31/2005                          15.85          0.00(e)          2.42         2.42
  12/31/2004                          14.06         (0.09)            1.88         1.79
  12/31/2003                          10.19         (0.12)            3.99         3.87
  12/31/2002                          12.32         (0.14)           (1.94)       (2.08)
  12/31/2001                          13.74          0.03            (1.36)       (1.33)

                                            Less distributions:
                                 -----------------------------------------


                                   Dividends    Distributions
                                      from        from net
                                 net investment   realized        Total      Redemption
                                     income     capital gains distributions     fees
                                 -------------- ------------- ------------- ----------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  12/31/2005                       $    (0.02)   $       --    $    (0.02)  $     0.00(e)
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
   Class B
  12/31/2005                            (0.01)           --         (0.01)        0.00(e)
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
   Class C
  12/31/2005                            (0.01)           --         (0.01)        0.00(e)
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
   Class Y
  12/31/2005                            (0.05)           --         (0.05)        0.00(e)
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
HANSBERGER INTERNATIONAL FUND
   Class A
  12/31/2005                       $       --    $       --    $       --   $     0.00(e)
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                            (0.05)           --         (0.05)          --
  12/31/2001                            (0.03)        (0.08)        (0.11)          --
   Class B
  12/31/2005                               --            --            --         0.00(e)
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                            (0.05)           --         (0.05)          --
  12/31/2001                            (0.01)        (0.08)        (0.09)          --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period total return would have been lower.

                See accompanying notes to financial statements.

                                        Ratios to average net assets:
                                    ------------------------------------

Net asset               Net assets,
 value,       Total       end of     Gross        Net      Net investment Portfolio
 end of      return       period    expenses    expenses   income (loss)  turnover
 period      (%) (a)      (000's)   (%) (f)       (%)           (%)       rate (%)
---------- ---------    ----------- --------- ---------    -------------- ---------
$    10.22      13.2    $  694,121       1.28       N/A           0.78          196
      9.05      14.0       689,967       1.42       N/A           0.16          265
      7.94      42.8       724,214       1.57       N/A          (0.40)         261
      5.56     (28.8)      602,989       1.47       N/A          (0.86)         223
      7.81     (16.2)    1,012,161       1.38       N/A          (0.39)         243
      9.48      12.4        53,005       2.03       N/A           0.03          196
      8.45      13.1        57,527       2.17       N/A          (0.58)         265
      7.47      41.5        56,880       2.32       N/A          (1.14)         261
      5.28     (29.3)       45,633       2.23       N/A          (1.62)         223
      7.47     (16.8)       78,744       2.13       N/A          (1.14)         243
      9.48      12.4         5,133       2.04       N/A           0.03          196
      8.45      13.1         3,214       2.17       N/A          (0.58)         265
      7.47      41.8         2,647       2.32       N/A          (1.14)         261
      5.27     (29.5)        2,187       2.23       N/A          (1.62)         223
      7.47     (16.8)        4,162       2.13       N/A          (1.14)         243
     10.42      13.4        11,181       1.07       N/A           0.99          196
      9.23      14.4         9,145       1.08       N/A           0.51          265
      8.07      43.3         7,773       1.03       N/A           0.16          261
      5.63     (28.3)        5,522       0.92       N/A          (0.31)         223
      7.85     (15.9)        8,785       0.87       N/A           0.13          243
$    19.88      16.1    $   89,663       1.81       N/A           0.62           45
     17.12      13.6(c)     73,707       1.92      1.91(d)        0.14           81
     15.07      39.0(c)     59,762       2.32      2.30(d)       (0.34)          92
     10.84     (16.4)       50,053       2.19       N/A          (0.45)          91
     13.02      (9.0)       71,536       2.12       N/A           0.98          110
     18.27      15.3        33,388       2.55       N/A          (0.02)          45
     15.85      12.7(c)     45,213       2.67      2.66(d)       (0.60)          81
     14.06      38.0(c)     60,296       3.07      3.05(d)       (1.09)          92
     10.19     (17.0)       53,306       2.94       N/A          (1.20)          91
     12.32      (9.7)       82,861       2.87       N/A           0.23          110

(d)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expenses would have been higher.
(e)Amount rounds to less than $0.01 per share.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.

For a share outstanding throughout each period.

                                                     Income (loss) from investment operations:
                                                     ---------------------------------------

                                          Net asset
                                           value,        Net
                                          beginning   investment     Net realized  Total from
                                             of         income      and unrealized investment
                                           period     (loss) (b)     gain (loss)   operations
                                          ---------- ----------     -------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  12/31/2005                              $    15.86 $    (0.02)      $     2.44   $     2.42
  12/31/2004                                   14.06      (0.09)            1.89         1.80
  12/31/2003                                   10.19      (0.12)            3.99         3.87
  12/31/2002                                   12.33      (0.14)           (1.95)       (2.09)
  12/31/2001                                   13.75       0.03            (1.36)       (1.33)
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  12/31/2005                              $    13.06 $     0.00(h)    $     0.76   $     0.76
  12/31/2004                                   11.79      (0.02)            1.29         1.27
  12/31/2003                                    9.24      (0.03)            2.58         2.55
  12/31/2002                                   10.96      (0.03)           (1.69)       (1.72)
  12/31/2001(f)                                10.00      (0.01)            0.97         0.96
   Class B
  12/31/2005                                   12.69      (0.10)            0.74         0.64
  12/31/2004                                   11.55      (0.11)            1.25         1.14
  12/31/2003                                    9.12      (0.10)            2.53         2.43
  12/31/2002                                   10.90      (0.11)           (1.67)       (1.78)
  12/31/2001(f)                                10.00      (0.07)            0.97         0.90
   Class C
  12/31/2005                                   12.69      (0.10)            0.74         0.64
  12/31/2004                                   11.55      (0.11)            1.25         1.14
  12/31/2003                                    9.12      (0.10)            2.53         2.43
  12/31/2002                                   10.90      (0.11)           (1.67)       (1.78)
  12/31/2001(f)                                10.00      (0.07)            0.97         0.90
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  12/31/2005                              $    13.37 $     0.05       $    (0.08)  $    (0.03)
  12/31/2004                                   12.25       0.04             1.08         1.12
  12/31/2003                                    9.42       0.01             2.82         2.83
  12/31/2002                                   11.78       0.01            (2.37)       (2.36)
  12/31/2001                                   13.79      (0.01)           (2.00)       (2.01)
   Class B
  12/31/2005                                   12.62      (0.04)           (0.09)       (0.13)
  12/31/2004                                   11.64      (0.05)            1.03         0.98
  12/31/2003                                    9.02      (0.07)            2.69         2.62
  12/31/2002                                   11.37      (0.07)           (2.28)       (2.35)
  12/31/2001                                   13.40      (0.10)           (1.93)       (2.03)

                                                     Less distributions:
                                          -----------------------------------------


                                            Dividends    Distributions
                                               from        from net
                                          net investment   realized        Total      Redemption
                                              income     capital gains distributions     fees
                                          -------------- ------------- ------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  12/31/2005                                $       --    $       --    $       --   $     0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                     (0.05)           --         (0.05)          --
  12/31/2001                                     (0.01)        (0.08)        (0.09)          --
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  12/31/2005                                $       --    $    (1.74)   $    (1.74)  $     0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001(f)                                     --            --            --           --
   Class B
  12/31/2005                                        --         (1.74)        (1.74)        0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001(f)                                     --            --            --           --
   Class C
  12/31/2005                                        --         (1.74)        (1.74)        0.00(h)
  12/31/2004                                        --            --            --         0.00(h)
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001(f)                                     --            --            --           --
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  12/31/2005                                $    (0.01)   $       --    $    (0.01)  $       --
  12/31/2004                                        --            --            --           --
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001                                        --            --            --           --
   Class B
  12/31/2005                                     (0.01)           --         (0.01)          --
  12/31/2004                                        --            --            --           --
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
  12/31/2001                                        --            --            --           --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this waiver, expenses would have been higher. See Note 4.
(d)Had certain expenses not been reduced during the period, total return would have been lower.

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                     --------------------------------------

Net asset                Net assets,
 value,        Total       end of       Gross        Net      Net investment  Portfolio
 end of       return       period     expenses     expenses   income (loss)   turnover
 period       (%) (a)      (000's)   (%) (g) (i)   (%) (g)       (%) (g)      rate (%)
---------- ---------     ----------- ----------- ---------    -------------- ---------
$    18.28      15.3     $   19,388        2.56        N/A          (0.11)          45
     15.86      12.8(d)      17,046        2.67       2.66(c)       (0.63)          81
     14.06      38.0(d)      12,557        3.07       3.05(c)       (1.09)          92
     10.19     (17.0)        11,013        2.94        N/A          (1.20)          91
     12.33      (9.7)        16,493        2.87        N/A           0.23          110
$    12.08       5.7     $   82,298        1.68        N/A          (0.04)          39
     13.06      10.8        108,042        1.70        N/A          (0.15)          26
     11.79      27.6(d)      95,957        1.84       1.70(c)       (0.28)          30
      9.24     (15.7)(d)     68,660        1.79       1.70(c)       (0.35)          12
     10.96       9.6(d)      45,987        2.08       1.70(c)       (0.08)          10
     11.59       5.0         97,256        2.43        N/A          (0.80)          39
     12.69       9.9        110,275        2.45        N/A          (0.90)          26
     11.55      26.6(d)     107,017        2.59       2.45(c)       (1.03)          30
      9.12     (16.3)(d)     85,794        2.54       2.45(c)       (1.10)          12
     10.90       9.0(d)      62,671        2.83       2.45(c)       (0.83)          10
     11.59       5.0        122,745        2.43        N/A          (0.79)          39
     12.69       9.9        144,780        2.45        N/A          (0.90)          26
     11.55      26.6(d)     124,427        2.59       2.45(c)       (1.03)          30
      9.12     (16.3)(d)     86,269        2.54       2.45(c)       (1.10)          12
     10.90       9.0(d)      34,406        2.83       2.45(c)       (0.86)          10
$    13.33      (0.2)(d) $  188,763        1.46       1.30(c)        0.40           39
     13.37       9.1(d)     222,434        1.49       1.30(c)        0.30           27
     12.25      30.0(d)     215,259        1.62       1.45(c)        0.07           30(e)
      9.42     (20.0)       130,751        1.56        N/A           0.07          195
     11.78     (14.6)       211,138        1.46        N/A          (0.05)         154
     12.48      (1.0)(d)     59,035        2.21       2.05(c)       (0.35)          39
     12.62       8.4(d)      79,949        2.24       2.05(c)       (0.46)          27
     11.64      29.1(d)      91,085        2.37       2.20(c)       (0.69)          30(e)
      9.02     (20.7)        71,436        2.31        N/A          (0.68)         195
     11.37     (15.1)       120,361        2.21        N/A          (0.80)         154

(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(f)For the period March 15, 2001, (inception) through December 31, 2001.
(g)Computed on an annualized basis for periods less than one year.
(h)Amount rounds to less than $0.01 per share.
(i)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.

For a share outstanding throughout each period.

                                                              Income (loss) from investment operations:
                                                              ----------------------------------------

                                                   Net asset
                                                    value,       Net
                                                   beginning  investment    Net realized   Total from
                                                      of        income     and unrealized  investment
                                                    period    (loss) (b)    gain (loss)    operations
                                                   ---------- ----------   --------------  ----------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  12/31/2005                                       $    12.60 $    (0.04)    $    (0.09)   $    (0.13)
  12/31/2004                                            11.63      (0.05)          1.02          0.97
  12/31/2003                                             9.01      (0.07)          2.69          2.62
  12/31/2002                                            11.36      (0.07)         (2.28)        (2.35)
  12/31/2001                                            13.38      (0.10)         (1.92)        (2.02)
   Class Y
  12/31/2005                                            13.74       0.09          (0.10)        (0.01)
  12/31/2004                                            12.54       0.07           1.13          1.20
  12/31/2003                                             9.59       0.06           2.89          2.95
  12/31/2002                                            11.93       0.07          (2.41)        (2.34)
  12/31/2001                                            13.87       0.06          (2.00)        (1.94)
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005                                       $    18.75 $    (0.11)    $     1.53    $     1.42
  12/31/2004                                            16.61      (0.12)          2.26          2.14
  12/31/2003                                            12.43      (0.13)          4.31          4.18
  12/31/2002                                            15.90      (0.11)         (3.36)        (3.47)
  12/31/2001                                            17.55      (0.05)         (1.59)        (1.64)
   Class B
  12/31/2005                                            16.87      (0.22)          1.36          1.14
  12/31/2004                                            15.06      (0.23)          2.04          1.81
  12/31/2003                                            11.35      (0.22)          3.93          3.71
  12/31/2002                                            14.64      (0.20)         (3.09)        (3.29)
  12/31/2001                                            16.29      (0.16)         (1.48)        (1.64)
   Class C
  12/31/2005                                            16.89      (0.22)          1.36          1.14
  12/31/2004                                            15.08      (0.23)          2.04          1.81
  12/31/2003                                            11.37      (0.22)          3.93          3.71
  12/31/2002                                            14.66      (0.20)         (3.09)        (3.29)
  12/31/2001                                            16.30      (0.16)         (1.47)        (1.63)
   Class Y
  12/31/2005                                            19.82      (0.03)          1.62          1.59
  12/31/2004                                            17.46      (0.05)          2.41          2.36
  12/31/2003                                            12.98      (0.04)          4.52          4.48
  12/31/2002                                            16.50      (0.02)         (3.50)        (3.52)
  12/31/2001                                            18.13       0.04          (1.66)        (1.62)

                                                              Less distributions:
                                                   -----------------------------------------


                                                     Dividends    Distributions
                                                        from        from net
                                                   net investment   realized        Total
                                                       income     capital gains distributions
                                                   -------------- ------------- -------------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  12/31/2005                                         $    (0.01)   $       --    $    (0.01)
  12/31/2004                                                 --            --            --
  12/31/2003                                                 --            --            --
  12/31/2002                                                 --            --            --
  12/31/2001                                                 --            --            --
   Class Y
  12/31/2005                                              (0.01)           --         (0.01)
  12/31/2004                                                 --            --            --
  12/31/2003                                                 --            --            --
  12/31/2002                                                 --            --            --
  12/31/2001                                                 --            --            --
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005                                         $       --    $       --    $       --
  12/31/2004                                                 --            --            --
  12/31/2003                                                 --            --            --
  12/31/2002                                                 --            --            --
  12/31/2001                                                 --         (0.01)        (0.01)
   Class B
  12/31/2005                                                 --            --            --
  12/31/2004                                                 --            --            --
  12/31/2003                                                 --            --            --
  12/31/2002                                                 --            --            --
  12/31/2001                                                 --         (0.01)        (0.01)
   Class C
  12/31/2005                                                 --            --            --
  12/31/2004                                                 --            --            --
  12/31/2003                                                 --            --            --
  12/31/2002                                                 --            --            --
  12/31/2001                                                 --         (0.01)        (0.01)
   Class Y
  12/31/2005                                                 --            --            --
  12/31/2004                                                 --            --            --
  12/31/2003                                                 --            --            --
  12/31/2002                                                 --            --            --
  12/31/2001                                                 --         (0.01)        (0.01)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this waiver, expenses would have been higher. See Note 4.

                See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                       ---------------------------------------

Net asset                Net assets,
 value,        Total       end of         Gross         Net      Net investment  Portfolio
 end of       return       period        expenses     expenses   income (loss)   turnover
 period       (%) (a)      (000's)         (%)          (%)           (%)        rate (%)
---------- ---------     -----------   ---------    ---------    -------------- ---------
$    12.46      (1.0)(d) $   20,308         2.21(f)      2.05(c)       (0.35)          39
     12.60       8.3(d)      26,392         2.24(f)      2.05(c)       (0.42)          27
     11.63      29.1(d)      15,553         2.37(f)      2.20(c)       (0.69)          30(e)
      9.01     (20.7)         6,440         2.31          N/A          (0.68)         195
     11.36     (15.1)        10,553         2.21          N/A          (0.80)         154
     13.72      (0.0)(d) $   14,226         1.09(f)      1.05(c)        0.65           39
     13.74       9.6         18,027         0.99          N/A           0.58           27
     12.54      30.8         26,545         1.01          N/A           0.51           30(e)
      9.59     (19.6)        10,569         0.96          N/A           0.66          195
     11.93     (14.0)        11,918         0.91          N/A           0.52          154
$    20.17       7.6     $  386,084         1.73          N/A          (0.57)          97
     18.75      12.9        392,726         1.87          N/A          (0.71)         104
     16.61      33.6        354,755         1.99          N/A          (0.94)         102
     12.43     (21.8)       269,180         1.89          N/A          (0.75)          95
     15.90      (9.4)       389,405         1.83          N/A          (0.31)         183
     18.01       6.8        174,745         2.48          N/A          (1.32)          97
     16.87      12.0        223,349         2.62          N/A          (1.50)         104
     15.06      32.7        272,533         2.74          N/A          (1.69)         102
     11.35     (22.5)       282,361         2.64          N/A          (1.50)          95
     14.64     (10.1)       491,614         2.58          N/A          (1.06)         183
     18.03       6.8         48,262         2.48          N/A          (1.32)          97
     16.89      12.0         58,883         2.62          N/A          (1.48)         104
     15.08      32.6         60,783         2.74          N/A          (1.69)         102
     11.37     (22.4)        54,291         2.64          N/A          (1.50)          95
     14.66     (10.0)        87,245         2.58          N/A          (1.06)         183
     21.41       8.0         20,445         1.32          N/A          (0.16)          97
     19.82      13.5         25,060         1.33          N/A          (0.27)         104
     17.46      34.5         47,485         1.34          N/A          (0.30)         102
     12.98     (21.3)        37,911         1.29          N/A          (0.15)          95
     16.50      (9.0)        55,970         1.29          N/A           0.23          183

(d)Had certain expenses not been reduced during the period, total return would have been lower.
(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.

For a share outstanding throughout each period.

                                                  Income (loss) from investment operations:       Less distributions:
                                                  ---------------------------------------     --------------------------

                                    Net asset
                                     value,           Net                                     Distributions
                                    beginning      investment     Net realized  Total from      from net
                                       of            income      and unrealized investment      realized        Total
                                     period        (loss) (b)     gain (loss)   operations    capital gains distributions
                                    ----------    ----------     -------------- ----------    ------------- -------------
IXIS VALUE FUND
   Class A
  12/31/2005                        $     8.92    $     0.02       $     0.54   $     0.56     $    (1.16)   $    (1.16)
  12/31/2004                              8.16          0.00(c)          0.93         0.93          (0.17)        (0.17)
  12/31/2003                              6.20         (0.01)            1.97         1.96             --            --
  12/31/2002                              7.70         (0.01)           (1.49)       (1.50)            --            --
  12/31/2001                              7.60         (0.02)            0.12         0.10             --            --
   Class B
  12/31/2005                              8.21         (0.05)            0.51         0.46          (1.16)        (1.16)
  12/31/2004                              7.57         (0.06)            0.87         0.81          (0.17)        (0.17)
  12/31/2003                              5.80         (0.06)            1.83         1.77             --            --
  12/31/2002                              7.26         (0.06)           (1.40)       (1.46)            --            --
  12/31/2001                              7.22         (0.07)            0.11         0.04             --            --
   Class C
  12/31/2005                              8.21         (0.05)            0.50         0.45          (1.16)        (1.16)
  12/31/2004                              7.57         (0.05)            0.86         0.81          (0.17)        (0.17)
  12/31/2003                              5.80         (0.06)            1.83         1.77             --            --
  12/31/2002                              7.26         (0.06)           (1.40)       (1.46)            --            --
  12/31/2001                              7.22         (0.07)            0.11         0.04             --            --
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  12/31/2005                        $    16.07    $    (0.08)      $     1.70   $     1.62     $       --    $       --
  12/31/2004                             13.94         (0.13)            2.26         2.13             --            --
  12/31/2003                             10.05         (0.19)            4.08         3.89             --            --
  12/31/2002                             14.52         (0.21)           (4.26)       (4.47)            --            --
  12/31/2001                             16.51         (0.21)           (1.78)       (1.99)            --            --
   Class B
  12/31/2005                             14.97         (0.19)            1.58         1.39             --            --
  12/31/2004                             13.08         (0.22)            2.11         1.89             --            --
  12/31/2003                              9.51         (0.26)            3.83         3.57             --            --
  12/31/2002                             13.84         (0.28)           (4.05)       (4.33)            --            --
  12/31/2001                             15.86         (0.30)           (1.72)       (2.02)            --            --
   Class C
  12/31/2005                             14.98         (0.19)            1.58         1.39             --            --
  12/31/2004                             13.09         (0.22)            2.11         1.89             --            --
  12/31/2003                              9.51         (0.26)            3.84         3.58             --            --
  12/31/2002                             13.84         (0.28)           (4.05)       (4.33)            --            --
  12/31/2001                             15.86         (0.30)           (1.72)       (2.02)            --            --






                                     Redemption
                                        fees
                                    ----------
IXIS VALUE FUND
   Class A
  12/31/2005                        $       --
  12/31/2004                                --
  12/31/2003                                --
  12/31/2002                                --
  12/31/2001                                --
   Class B
  12/31/2005                                --
  12/31/2004                                --
  12/31/2003                                --
  12/31/2002                                --
  12/31/2001                                --
   Class C
  12/31/2005                                --
  12/31/2004                                --
  12/31/2003                                --
  12/31/2002                                --
  12/31/2001                                --
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  12/31/2005                        $     0.00(c)
  12/31/2004                              0.00(c)
  12/31/2003                                --
  12/31/2002                                --
  12/31/2001                                --
   Class B
  12/31/2005                              0.00(c)
  12/31/2004                              0.00(c)
  12/31/2003                                --
  12/31/2002                                --
  12/31/2001                                --
   Class C
  12/31/2005                              0.00(c)
  12/31/2004                              0.00(c)
  12/31/2003                                --
  12/31/2002                                --
  12/31/2001                                --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

                See accompanying notes to financial statements.

                                        Ratios to average net assets:
                                        ----------------------------

    Net asset             Net assets,
     value,      Total      end of                    Net investment  Portfolio
     end of     return      period        Expenses    income (loss)   turnover
     period     (%) (a)     (000's)         (%)            (%)        rate (%)
    ---------- ---------  -----------   ---------     --------------  ---------
    $     8.32       6.2  $   98,353         1.60(d)         0.19            62
          8.92      11.4     105,359         1.66            0.03            56
          8.16      31.6     110,228         1.81           (0.15)           75
          6.20     (19.5)     99,894         1.68           (0.21)           67
          7.70       1.3     137,855         1.64           (0.28)           77
          7.51       5.5      22,458         2.35(d)        (0.56)           62
          8.21      10.7      27,804         2.41           (0.72)           56
          7.57      30.5      30,029         2.56           (0.90)           75
          5.80     (20.1)     27,808         2.43           (0.96)           67
          7.26       0.6      44,325         2.39           (1.03)           77
          7.50       5.4       2,916         2.35(d)        (0.56)           62
          8.21      10.7       3,079         2.41           (0.70)           56
          7.57      30.5       2,134         2.56           (0.90)           75
          5.80     (20.1)      2,047         2.43           (0.96)           67
          7.26       0.6       2,833         2.39           (1.03)           77
    $    17.69      10.1  $   58,963         1.92           (0.47)           80
         16.07      15.3      45,138         2.01           (0.89)          172
         13.94      38.7      45,442         2.33           (1.69)          156
         10.05     (30.8)     38,441         2.13           (1.72)          160
         14.52     (12.1)     69,873         2.08           (1.43)          174
         16.36       9.3      38,732         2.66           (1.24)           80
         14.97      14.5      54,652         2.76           (1.65)          172
         13.08      37.5      55,662         3.08           (2.44)          156
          9.51     (31.3)     46,215         2.88           (2.47)          160
         13.84     (12.7)     82,060         2.83           (2.18)          174
         16.37       9.3      13,667         2.67           (1.23)           80
         14.98      14.4      13,549         2.76           (1.63)          172
         13.09      37.6      12,042         3.08           (2.44)          156
          9.51     (31.3)     10,930         2.88           (2.47)          160
         13.84     (12.7)     22,047         2.83           (2.18)          174

(c)Amount rounds to less than $0.01 per share.
(d)Effect of voluntary waiver of expenses by advisor was less than 0.005%. See
   Note 4.

For a share outstanding throughout each period.

                                        Income (loss) from investment operations:     Less distributions:
                                        ----------------------------------------  --------------------------

                             Net asset
                              value,         Net                                  Distributions
                             beginning    investment    Net realized  Total from    from net
                                of          income     and unrealized investment    realized        Total
                              period      (loss) (b)    gain (loss)   operations  capital gains distributions
                             ---------- ----------     -------------- ----------  ------------- -------------
WESTPEAK CAPITAL GROWTH FUND
   Class A
  12/31/2005                 $    11.43 $    (0.10)      $     0.48   $     0.38   $       --    $       --
  12/31/2004                      10.87      (0.02)(c)         0.58         0.56           --            --
  12/31/2003                       8.58      (0.08)            2.37         2.29           --            --
  12/31/2002                      11.93      (0.09)           (3.26)       (3.35)          --            --
  12/31/2001                      15.04      (0.13)           (2.95)       (3.08)       (0.03)        (0.03)
   Class B
  12/31/2005                       9.94      (0.16)            0.41         0.25           --            --
  12/31/2004                       9.52      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56      (0.13)            2.09         1.96           --            --
  12/31/2002                      10.61      (0.15)           (2.90)       (3.05)          --            --
  12/31/2001                      13.47      (0.20)           (2.63)       (2.83)       (0.03)        (0.03)
   Class C
  12/31/2005                       9.92      (0.16)            0.41         0.25           --            --
  12/31/2004                       9.50      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56      (0.13)            2.07         1.94           --            --
  12/31/2002                      10.60      (0.14)           (2.90)       (3.04)          --            --
  12/31/2001                      13.47      (0.20)           (2.64)       (2.84)       (0.03)        (0.03)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

                See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                       ------------------------

     Net asset             Net assets,
      value,      Total      end of                Net investment    Portfolio
      end of     return      period    Expenses    income (loss)     turnover
      period     (%) (a)     (000's)     (%)            (%)          rate (%)
     ---------- ---------  -----------  ---------  --------------    ---------
     $    11.81       3.3  $   49,680       1.88         (0.84)            132
          11.43       5.2      57,420       1.89         (0.18)(c)         121
          10.87      26.7      63,380       1.93         (0.85)            107
           8.58     (28.1)     58,729       1.75         (0.84)            103
          11.93     (20.5)     98,412       1.62         (0.99)             90
          10.19       2.5       9,864       2.63         (1.59)            132
           9.94       4.4      12,916       2.64         (0.97)(c)         121
           9.52      25.9      16,485       2.68         (1.60)            107
           7.56     (28.8)     16,267       2.50         (1.59)            103
          10.61     (21.0)     35,409       2.37         (1.74)             90
          10.17       2.5         936       2.63         (1.59)            132
           9.92       4.4       1,013       2.64         (0.94)(c)         121
           9.50      25.7       1,174       2.68         (1.60)            107
           7.56     (28.7)        847       2.50         (1.59)            103
          10.60     (21.1)      1,745       2.37         (1.74)             90

(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.

                         NOTES TO FINANCIAL STATEMENTS

December 31, 2005

1. Organization. IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and IXIS Advisor Funds Trust III (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Information presented in these financial statements pertains to certain equity Funds of the Trusts; the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report:

IXIS Advisor Funds Trust I:
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund")
Hansberger International Fund (the "International Fund")
IXIS U.S. Diversified Portfolio (the "U.S. Diversified Portfolio") IXIS Value Fund (the "Value Fund")
Vaughan Nelson Small Cap Value Fund (the "Small Cap Value Fund")
Westpeak Capital Growth Fund (the "Capital Growth Fund")

IXIS Advisor Funds Trust II:
Harris Associates Large Cap Value Fund (the "Large Cap Value Fund")

IXIS Advisor Funds Trust III:
Harris Associates Focused Value Fund (the "Focused Value Fund")

Each Fund offers Class A, Class B, and Class C shares. Targeted Equity Fund, Large Cap Value Fund and U.S. Diversified Portfolio also offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher ongoing Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for those Funds that offer Class Y shares, transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on foreign exchanges are valued at the market price on the non-U.S. exchange, unless a Fund believes that an occurrence after the closing of that exchange will materially affect a security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment advisers and subadvisers, pursuant to the procedures approved by the Board of Trustees. As of December 31, 2005, approximately 73% of the market value of the investments for the Hansberger International Fund were fair valued pursuant to procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion

December 31, 2005

of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile that those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. The International Fund, the U.S. Diversified Portfolio and the Value Fund may use forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2005, there were no open forward currency contracts.

e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, capital loss carryforwards, wash sales, distributions from real estate investment trusts and gains realized from passive foreign investment companies. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

December 31, 2005


The tax character of distributions paid to shareholders during the years ended December 31, 2005 and 2004 was as follows:

                               2005 Distributions Paid From:            2004 Distributions Paid From:
-                          -------------------------------------    -------------------------------------
                            Ordinary        Long-Term                Ordinary     Long-Term
Fund                         Income       Capital Gains    Total      Income    Capital Gains     Total
----                       -----------    ------------- ----------- ----------- -------------  -----------
Targeted Equity Fund       $ 1,723,626     $        --  $ 1,723,626 $        --  $        --   $        --
International Fund                  --              --           --          --           --            --
Focused Value Fund                  --      39,692,418   39,692,418          --           --            --
Large Cap Value Fund           357,883              --      357,883          --           --            --
U.S. Diversified Portfolio          --              --           --          --           --            --
Value Fund                   2,535,529      13,549,598   16,085,127          --    2,535,327     2,535,327
Small Cap Value Fund                --              --           --          --           --            --
Capital Growth Fund                 --              --           --          --           --            --

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                                                        U.S.
                                            Targeted    International     Focused      Large Cap     Diversified
                                           Equity Fund      Fund         Value Fund    Value Fund     Portfolio     Value Fund
-                                         ------------  -------------   ------------ -------------  -------------  ------------
Undistributed ordinary income             $  4,790,067  $  1,203,155    $         -- $     636,340  $          --  $    677,866
Undistributed long-term capital gains               --     1,884,817       8,162,423            --             --     1,596,664
                                          ------------  ------------    ------------ -------------  -------------  ------------
Total undistributed earnings                 4,790,067     3,087,972       8,162,423       636,340             --     2,274,530
Capital loss carryforward:
   Expires December 31, 2009                        --            --              --   (75,393,915)   (77,008,343)           --
   Expires December 31, 2010               (55,280,538)           --              --   (24,633,843)   (62,468,898)           --
   Expires December 31, 2011                        --            --              --    (9,965,466)            --            --
                                          ------------  ------------    ------------ -------------  -------------  ------------
Total capital loss carryforward            (55,280,538)           --              --  (109,993,224)  (139,477,241)           --
Deferred net capital losses
  (post October)                                    --            --              --            --             --            --
Unrealized appreciation (depreciation)     100,778,012    26,593,199      38,520,605    39,424,233    100,742,595    21,305,847
                                          ------------  ------------    ------------ -------------  -------------  ------------
Total accumulated earnings (losses)       $ 50,287,541  $ 29,681,171    $ 46,683,028 $ (69,932,651) $ (38,734,646) $ 23,580,377
                                          ------------  ------------    ------------ -------------  -------------  ------------
Capital loss carryforward utilized in the
  current year                            $ 86,042,756  $  8,938,160    $ 10,136,380 $  24,358,835  $  84,778,800  $         --
                                          ============  ============    ============ =============  =============  ============

                                           Small Cap       Capital
                                           Value Fund    Growth Fund
-                                         ------------  ------------
Undistributed ordinary income             $         --  $         --
Undistributed long-term capital gains               --            --
                                          ------------  ------------
Total undistributed earnings                        --            --
Capital loss carryforward:
   Expires December 31, 2009                (1,984,150)  (21,116,910)
   Expires December 31, 2010               (27,289,950)  (26,883,047)
   Expires December 31, 2011                        --    (4,097,913)
                                          ------------  ------------
Total capital loss carryforward            (29,274,100)  (52,097,870)
Deferred net capital losses
  (post October)                                    --      (314,439)
Unrealized appreciation (depreciation)      12,455,466       550,664
                                          ------------  ------------
Total accumulated earnings (losses)       $(16,818,634) $(51,861,645)
                                          ------------  ------------
Capital loss carryforward utilized in the
  current year                            $ 13,032,705  $  1,341,337
                                          ============  ============

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

h. Indemnifications. Under the Funds' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

December 31, 2005


3. Purchases and Sales of Securities. For the year ended December 31, 2005, purchases and sales of securities (excluding short-term investments) were as follows:

           Fund                          Purchases         Sales
           ----                       --------------- ---------------
           Targeted Equity Fund       $ 1,464,043,103 $ 1,550,732,665
           International Fund              59,450,965      71,853,166
           Focused Value Fund             117,856,510     179,246,512
           Large Cap Value Fund           116,703,463     170,302,572
           U.S. Diversified Portfolio     615,835,359     733,707,251
           Value Fund                      77,968,440      95,362,014
           Small Cap Value Fund            83,785,397     100,215,342
           Capital Growth Fund             84,254,716      96,892,094

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") is the investment adviser to each of the Funds except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

                                      Percentage of Average Daily Net Assets
-                          ------------------------------------------------------------
                              First         Next         Next        Next       Over
Fund                       $200 million $300 million $500 million $1 billion $2 billion
----                       ------------ ------------ ------------ ---------- ----------
Targeted Equity Fund          0.75%        0.70%        0.65%       0.65%      0.60%
International Fund            0.80%        0.75%        0.75%       0.75%      0.75%
Focused Value Fund            1.00%        1.00%        1.00%       0.95%      0.95%
Large Cap Value Fund          0.70%        0.65%        0.60%       0.60%      0.60%
U.S. Diversified Portfolio    0.90%        0.90%        0.90%       0.80%      0.80%
Value Fund                    0.75%        0.70%        0.65%       0.65%      0.65%
Small Cap Value Fund          0.90%        0.90%        0.90%       0.90%      0.90%
Capital Growth Fund           0.75%        0.70%        0.65%       0.65%      0.65%

Prior to July 1, 2005, the effective date of the approval by the Trustees of a reduction in rates per the agreement, U.S. Diversified Portfolio paid management fees at the annual rate of 1.05% of the first $750 million of the Fund's average daily net assets and 0.95% of such assets in excess of $750 million.

IXIS Advisors has entered into subadvisory agreements for each Fund as listed below.

International Fund         Hansberger Global Investors, Inc. ("Hansberger")
Focused Value Fund         Harris Associates L.P. ("Harris")
Large Cap Value Fund       Harris
U.S. Diversified Portfolio Harris
                           Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                           Mercury Advisors
Value Fund                 Harris
                           Loomis Sayles
                           Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson")
                           Westpeak Global Advisors, L.P. ("Westpeak")
Small Cap Value Fund       Vaughan Nelson
Capital Growth Fund        Westpeak

Payments to IXIS Advisors are reduced in the amount of payments to the subadvisers. Effective July 1, 2005, IXIS Advisors voluntarily agreed to waive a portion of the management fee it retains for the Value Fund after payment to subadvisers.

December 31, 2005


IXIS Advisors has given binding undertakings to certain Funds to reduce its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until April 30, 2006 and will be reevaluated on an annual basis. At December 31, 2005, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                   Expense Limit as a Percentage of Average
                                          Daily Net Assets
              -                    ----------------------------------------
              Fund                 Class A    Class B   Class C   Class Y
              ----                 -------    -------   -------   -------
              Focused Value Fund    1.70%      2.45%     2.45%       --%
              Large Cap Value Fund  1.30%      2.05%     2.05%     1.05%

For the year ended December 31, 2005, the management fees and waivers for each Fund were as follows:

                                                                Percentage of
                                                                  Average
                                 Gross    Waiver of     Net     Daily Net Assets
    -                          Management Management Management ----------------
    Fund                          Fee        Fee        Fee     Gross     Net
    ----                       ---------- ---------- ---------- -----     -----
    Targeted Equity Fund       $5,250,690   $   --   $5,250,690 0.70%    0.70%
    International Fund          1,068,281       --    1,068,281 0.80%    0.80%
    Focused Value Fund          3,299,323       --    3,299,323 1.00%    1.00%
    Large Cap Value Fund        2,108,419       --    2,108,419 0.68%    0.68%
    U.S. Diversified Portfolio  6,299,035       --    6,299,035 0.98%    0.98%
    Value Fund                    969,085    1,232      967,853 0.75%    0.75%
    Small Cap Value Fund          966,582       --      966,582 0.90%    0.90%
    Capital Growth Fund           485,338       --      485,338 0.75%    0.75%

For the year ended December 31, 2005, in addition to the waiver of management fees, expenses have been reimbursed as follows: Large Cap Value Fund $479,821.

IXIS Advisors is permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) in later periods to the extent the Funds' expenses fall below the expense limits, provided, however, that the Funds are not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

At December 31, 2005, the amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                                          Expenses Subject
                                             to Possible
                                            Reimbursement
                  Fund                 until December 31, 2006
                  ----                 -----------------------
                  Large Cap Value Fund        $479,821

IXIS Advisors, CGM, Harris, Loomis Sayles, Vaughan Nelson and Westpeak are subsidiaries of IXIS Asset Management North America, L.P. ("IXIS North America"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly by the following three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by the French regional savings banks known as Caisses d'Epargne; and CNP Assurances, a large French life insurance company. Hansberger is an affiliated money manager of IXIS North America. Certain officers and directors of IXIS Advisors and its affiliates are also officers or Trustees of the Funds.

b. Administrative Expense. IXIS Advisors provides certain administrative services to the Funds and subcontracts with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator.

Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

December 31, 2005


Prior to September 1, 2005, Investors Bank & Trust Company ("IBT") served as the subadministrator.

For the year ended December 31, 2005, amounts paid to IXIS Advisors for administrative expense were as follows:

                                              Administrative
                   Fund                            Fees
                   ----                       --------------
                   Targeted Equity Fund          $499,625
                   International Fund              76,262
                   Focused Value Fund             220,382
                   Large Cap Value Fund           202,085
                   U.S. Diversified Portfolio     420,015
                   Value Fund                      81,005
                   Small Cap Value Fund            67,870
                   Capital Growth Fund             39,477

c. Transfer Agent Fees. Prior to October 1, 2005, IXIS Asset Management Services Company ("IXIS Services"), a wholly-owned subsidiary of IXIS North America, was the transfer and shareholder servicing agent for each Fund and had subcontracted with Boston Financial Data Services ("Boston Financial") to serve as sub-transfer agent. During this period, each Fund, for its Class A, B and C shares, paid fees monthly to IXIS Services equal to an annual rate of $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee for all Load Equity Funds* of approximately $6.8 million. Each Fund, for its Class Y shares, paid service fees monthly to IXIS Services equal to an annual rate of $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 and an annual aggregate minimum fee for all No-Load Retail Funds** and Load Funds - Class Y *** of approximately $1 million.

* Load Equity Funds consisted of Loomis Sayles Growth Fund, Loomis Sayles Research Fund and all equity Funds in the IXIS Advisor Funds Trusts.

** No-Load Retail Funds consisted of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

*** Load Funds - Class Y consisted of all Funds with Class Y offered within the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts.

Effective October 1, 2005, Boston Financial became the transfer and shareholder servicing agent for the Funds under a new agreement with the Trusts. Under this new agreement, the Funds pay fees to Boston Financial pursuant to a different schedule.

For the period January 1, 2005 through September 30, 2005, amounts paid to IXIS Services as compensation for its services as transfer agent were as follows:

                                              Transfer Agent
                   Fund                            Fee
                   ----                       --------------
                   Targeted Equity Fund         $  907,031
                   International Fund              347,171
                   Focused Value Fund              419,090
                   Large Cap Value Fund            615,817
                   U.S. Diversified Portfolio    1,374,347
                   Value Fund                      270,037
                   Small Cap Value Fund            342,688
                   Capital Growth Fund             226,617

IXIS Services (prior to October 1, 2005), Boston Financial and other firms are also reimbursed by the Funds for out-of-pocket expenses. In addition, pursuant to other servicing agreements, each Fund pays service fees to other firms that provide similar services for their own shareholder accounts.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), the Fund's distributor (a wholly-owned subsidiary of IXIS North America), a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

December 31, 2005


Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at the annual rate not to exceed 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended December 31, 2005, the Funds paid the following service and distribution fees:

                                          Service Fee                     Distribution Fee
-                          ----------------------------------------- ---------------------------
Fund                          Class A       Class B       Class C       Class B          Class C
----                          -------       -------       -------       -------          -------
Targeted Equity Fund       $   1,713,347 $     137,363 $       8,979 $     412,089    $      26,936
International Fund               196,709        93,511        43,618       280,533          130,852
Focused Value Fund               235,627       258,522       330,683       775,564          992,048
Large Cap Value Fund             506,728       169,510        57,275       508,529          171,825
U.S. Diversified Portfolio       953,408       478,443       128,831     1,435,327          386,491
Value Fund                       253,517        61,856         7,617       185,567           22,852
Small Cap Value Fund             123,612       111,702        33,181       335,105           99,542
Capital Growth Fund              131,974        27,442         2,363        82,327            7,088

e. Commissions. The Funds have been informed that commissions (including CDSC) on shares paid to IXIS Distributors by investors in shares of the Funds during the year ended December 31, 2005 were as follows:

                     Fund                       Commission
                     ----                       ----------
                     Targeted Equity Fund        $370,363
                     International Fund           102,668
                     Focused Value Fund           438,841
                     Large Cap Value Fund         204,402
                     U.S. Diversified Portfolio   661,226
                     Value Fund                    89,703
                     Small Cap Value Fund         141,375
                     Capital Growth Fund           66,367

For the year ended December 31, 2005, brokerage commissions paid to affiliated broker/dealers by the Funds were as follows:

                     Fund                       Commissions
                     ----                       -----------
                     Focused Value Fund           $ 9,348
                     Large Cap Value Fund           4,752
                     U.S. Diversified Portfolio    17,775

f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each committee member receives $4,000 for each committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the Funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to November 18, 2005, the Trusts had co-chairmen of the Board. Prior to October 1, 2005, each independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairmen of the Board each received an additional annual retainer of $25,000. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each committee member received $3,750 for each committee meeting that he or she attended.

December 31, 2005


Effective January 1, 2006, each committee member will be compensated $5,000 for each Audit Committee meeting that he or she attends in person and $2,500 for such meeting he or she attends telephonically.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Fund assets to pay its portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Funds' Chief Compliance Officer. For the year ended December 31, 2005, each Fund's portion of such expense was approximately $1,500.

g. Redemption Fees. Shareholders of Class A shares of Targeted Equity Fund, International Fund, Focused Value Fund and Small Cap Value Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented in the Statements of Changes in Net Assets.

5. Line of Credit. The Funds, together with certain other Funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participate in a $75,000,000 committed line of credit provided by State Street Bank. Advances under the line are taken primarily for temporary or emergency purposes. Interest is charged to a Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a Fund is charged its pro rata portion of a facility fee equal to 0.09% per annum on the unused portion of the line of credit. Prior to September 1, 2005, each Fund, together with certain other Funds, participated in a $50,000,000 committed line of credit provided by IBT. There were no borrowings by the Funds during year ended December 31, 2005.

6. Securities Lending. The Funds have entered into an agreement with State Street Bank, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international equity or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral.

Prior to September 1, 2005, IBT served as the securities lending agent for the Funds.

The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2005 were as follows:

                                   Market Value of   Value of Collateral
       Fund                       Securities on Loan      Received
       ----                       ------------------ -------------------
       Targeted Equity Fund          $48,623,038         $49,555,261
       International Fund             18,932,539          19,777,153
       Focused Value Fund             19,007,977          19,573,534
       Large Cap Value Fund            9,623,937           9,914,734
       U.S. Diversified Portfolio     59,572,629          61,379,500
       Value Fund                        979,701           1,005,339
       Small Cap Value Fund           27,814,879          28,701,451
       Capital Growth Fund             3,447,940           3,596,076

December 31, 2005


7. Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the year ended December 31, 2005, amounts rebated under these agreements were as follows:

                     Fund                       Reductions
                     ----                       ----------
                     Targeted Equity Fund        $329,507
                     International Fund            21,547
                     Focused Value Fund            22,944
                     Large Cap Value Fund          31,258
                     U.S. Diversified Portfolio   143,569
                     Value Fund                    32,333
                     Small Cap Value Fund          66,046
                     Capital Growth Fund           44,153

8. Concentration of Risk. Focused Value Fund is a non-diversified Fund. Compared with diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

International Fund had the following geographic concentrations in excess of 10% of its total net assets at December 31, 2005: France 10.2%, Japan 18.9%, and the United Kingdom 19.8%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

9. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Targeted Equity Fund                                                         Shares             Amount
--------------------                                                    ----------------  -----------------
Class A
   Shares sold                                                                 2,114,436  $      20,342,978
   Shares issued in connection with the reinvestment of distributions            157,595          1,531,634
                                                                        ----------------  -----------------
                                                                               2,272,031         21,874,612
   Shares repurchased                                                        (10,590,304)      (100,805,465)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (8,318,273) $     (78,930,853)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   479,091  $       4,271,772
   Shares issued in connection with the reinvestment of distributions              8,192             70,535
                                                                        ----------------  -----------------
                                                                                 487,283          4,342,307
   Shares repurchased                                                         (1,703,082)       (15,113,085)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,215,799) $     (10,770,778)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   247,891  $       2,279,688
   Shares issued in connection with the reinvestment of distributions                427              3,675
                                                                        ----------------  -----------------
                                                                                 248,318          2,283,363
   Shares repurchased                                                            (87,175)          (772,409)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       161,143  $       1,510,954
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   154,883  $       1,499,898
   Shares issued in connection with the reinvestment of distributions              4,853             49,839
                                                                        ----------------  -----------------
                                                                                 159,736          1,549,737
   Shares repurchased                                                            (77,671)          (745,305)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        82,065  $         804,432
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (9,290,864) $     (87,386,245)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2004
                                                                        -----------------------------------
Targeted Equity Fund                                                         Shares             Amount
--------------------                                                    ----------------  -----------------
Class A
   Shares sold                                                                 2,521,858  $      20,870,954
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                               2,521,858         20,870,954
   Shares repurchased                                                        (17,497,433)      (142,925,716)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                   (14,975,575) $    (122,054,762)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   584,350  $       4,509,878
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                                 584,350          4,509,878
   Shares repurchased                                                         (1,391,402)       (10,654,125)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (807,052) $      (6,144,247)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   105,596  $         786,319
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                                 105,596            786,319
   Shares repurchased                                                            (79,774)          (611,842)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        25,822  $         174,477
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   129,331  $       1,094,935
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                                 129,331          1,094,935
   Shares repurchased                                                           (101,673)          (843,271)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        27,658  $         251,664
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                       (15,729,147) $    (127,772,868)
                                                                        ================  =================

December 31, 2005


9. Capital Shares (continued).

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
International Fund                                                           Shares               Amount
------------------                                                      ----------------    -----------------
Class A
   Shares sold                                                                 1,043,158    $      18,504,622
   Shares repurchased                                                           (837,941)         (14,808,970)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                       205,217    $       3,695,652
                                                                        ----------------    -----------------
Class B
   Shares sold                                                                   203,605    $       3,346,613
   Shares repurchased                                                         (1,228,248)         (20,075,132)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                    (1,024,643)   $     (16,728,519)
                                                                        ----------------    -----------------
Class C
   Shares sold                                                                   171,446    $       2,829,915
   Shares repurchased                                                           (185,571)         (3,042,603 )
                                                                        ----------------    -----------------
   Net increase (decrease)                                                       (14,125)   $        (212,688)
                                                                        ----------------    -----------------
   Increase (decrease) from capital share transactions                          (833,551)   $     (13,245,555)
                                                                        ================    =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Focused Value Fund                                                           Shares               Amount
------------------                                                      ----------------    -----------------
Class A
   Shares sold                                                                 1,278,667    $      16,573,289
   Shares issued in connection with the reinvestment of distributions            580,779            7,068,077
                                                                        ----------------    -----------------
                                                                               1,859,446           23,641,366
   Shares repurchased                                                         (3,318,671)         (43,905,787)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                    (1,459,225)   $     (20,264,421)
                                                                        ----------------    -----------------
Class B
   Shares sold                                                                   576,120    $       7,060,801
   Shares issued in connection with the reinvestment of distributions            766,254            8,949,845
                                                                        ----------------    -----------------
                                                                               1,342,374           16,010,646
   Shares repurchased                                                         (1,639,139)         (21,010,935)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                     (296,765 )   $      (5,000,289)
                                                                        ----------------    -----------------
Class C
   Shares sold                                                                 1,319,958    $      16,274,937
   Shares issued in connection with the reinvestment of distributions            758,307            8,857,031
                                                                        ----------------    -----------------
                                                                               2,078,265           25,131,968
   Shares repurchased                                                         (2,893,997)         (36,873,402)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                      (815,732)   $     (11,741,434)
                                                                        ----------------    -----------------
   Increase (decrease) from capital share transactions                        (2,571,722)   $     (37,006,144)
                                                                        ================    =================

                                                                                     Year Ended
                                                                                 December 31, 2004
                                                                        -----------------------------------
International Fund                                                           Shares               Amount
------------------                                                      ----------------    -----------------
Class A
   Shares sold                                                                 1,378,026    $      21,181,534
   Shares repurchased                                                         (1,039,791)         (15,979,778)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                       338,235    $       5,201,756
                                                                        ----------------    -----------------
Class B
   Shares sold                                                                   234,404    $       3,365,251
   Shares repurchased                                                         (1,672,509)         (23,865,174)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                    (1,438,105)   $     (20,499,923)
                                                                        ----------------    -----------------
Class C
   Shares sold                                                                   324,631    $       4,638,364
   Shares repurchased                                                          (142,798 )         (2,053,383 )
                                                                        ----------------    -----------------
   Net increase (decrease)                                                       181,833    $       2,584,981
                                                                        ----------------    -----------------
   Increase (decrease) from capital share transactions                         (918,037 )   $     (12,713,186)
                                                                        ================    =================

                                                                                     Year Ended
                                                                                 December 31, 2004
                                                                        -----------------------------------
Focused Value Fund                                                           Shares               Amount
------------------                                                      ----------------    -----------------
Class A
   Shares sold                                                                 2,211,604    $      26,494,287
   Shares issued in connection with the reinvestment of distributions                 --                   --
                                                                        ----------------    -----------------
                                                                               2,211,604           26,494,287
   Shares repurchased                                                         (2,074,206)         (24,982,274)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                       137,398    $       1,512,013
                                                                        ----------------    -----------------
Class B
   Shares sold                                                                   773,815    $       9,061,361
   Shares issued in connection with the reinvestment of distributions                 --                   --
                                                                        ----------------    -----------------
                                                                                 773,815            9,061,361
   Shares repurchased                                                         (1,352,436)         (15,825,604)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                     (578,621 )   $      (6,764,243)
                                                                        ----------------    -----------------
Class C
   Shares sold                                                                 2,570,290    $      30,041,268
   Shares issued in connection with the reinvestment of distributions                 --                   --
                                                                        ----------------    -----------------
                                                                               2,570,290           30,041,268
   Shares repurchased                                                         (1,937,670)         (22,709,696)
                                                                        ----------------    -----------------
   Net increase (decrease)                                                       632,620    $       7,331,572
                                                                        ----------------    -----------------
   Increase (decrease) from capital share transactions                           191,397    $       2,079,342
                                                                        ================    =================

December 31, 2005


9. Capital Shares (continued).

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Large Cap Value Fund                                                         Shares             Amount
--------------------                                                    ----------------  -----------------
Class A
   Shares sold                                                                 1,068,733  $      13,952,739
   Shares issued in connection with the reinvestment of distributions             14,688            191,232
                                                                        ----------------  -----------------
                                                                               1,083,421         14,143,971
   Shares repurchased                                                         (3,550,446)       (46,275,347)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (2,467,025) $     (32,131,376)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   262,250  $       3,214,063
   Shares issued in connection with the reinvestment of distributions              6,033             73,844
                                                                        ----------------  -----------------
                                                                                 262,283          3,287,907
   Shares repurchased                                                         (1,873,402)       (22,992,338)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,605,119) $     (19,704,431)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   233,814  $       2,864,911
   Shares issued in connection with the reinvestment of distributions                976             11,942
                                                                        ----------------  -----------------
                                                                                 234,790          2,876,853
   Shares repurchased                                                           (699,505)        (8,571,119)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (464,715) $      (5,694,266)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                    68,963  $         925,029
   Shares issued in connection with the reinvestment of distributions              1,195             16,006
                                                                        ----------------  -----------------
                                                                                  70,158            941,035
   Shares repurchased                                                           (345,786)        (4,615,016)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (275,628) $      (3,673,981)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (4,812,487) $     (61,204,054)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
U.S. Diversified Portfolio                                                   Shares             Amount
--------------------------                                              ----------------  -----------------
Class A
   Shares sold                                                                 2,385,720  $      44,954,334
   Shares repurchased                                                         (4,189,901)       (79,262,654)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,804,181) $     (34,308,320)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   669,095  $      11,320,578
   Shares repurchased                                                         (4,207,942)       (71,182,972)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (3,538,847) $     (59,862,394)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   102,734  $       1,746,851
   Shares repurchased                                                           (912,989)       (15,415,642)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (810,255) $     (13,668,791)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   142,301  $       2,842,762
   Shares repurchased                                                           (451,903)        (9,048,524)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (309,602) $      (6,205,762)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (6,462,885) $    (114,045,267)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2004
                                                                        -----------------------------------
Large Cap Value Fund                                                         Shares             Amount
--------------------                                                    ----------------  -----------------
Class A
   Shares sold                                                                 2,114,459  $      26,293,904
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                               2,114,459         26,293,904
   Shares repurchased                                                         (3,058,528)       (38,152,674)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (944,069) $     (11,858,770)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   539,873  $       6,373,696
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                                 539,873          6,373,696
   Shares repurchased                                                         (2,028,413)       (23,942,400)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,488,540) $     (17,568,704)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                 1,068,463  $      12,555,826
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                               1,068,463         12,555,826
   Shares repurchased                                                           (311,574)        (3,687,561)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       756,889  $       8,868,265
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   278,070  $       3,599,061
   Shares issued in connection with the reinvestment of distributions                 --                 --
                                                                        ----------------  -----------------
                                                                                 278,070          3,599,061
   Shares repurchased                                                         (1,082,092)       (13,760,464)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (804,022) $     (10,161,403)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (2,479,742) $     (30,720,612)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2004
                                                                        -----------------------------------
U.S. Diversified Portfolio                                                   Shares             Amount
--------------------------                                              ----------------  -----------------
Class A
   Shares sold                                                                 3,621,946  $      61,819,311
   Shares repurchased                                                         (4,042,630)       (69,134,083)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (420,684) $      (7,314,772)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                 1,023,105  $      15,892,084
   Shares repurchased                                                         (5,878,024)       (90,809,102)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (4,854,919) $     (74,917,018)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   189,049  $       2,929,359
   Shares repurchased                                                           (734,192)       (11,393,435)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (545,143) $      (8,464,076)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   218,190  $       3,966,766
   Shares repurchased                                                         (1,673,188)       (29,771,039)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,454,998) $     (25,804,273)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (7,275,744) $    (116,500,139)
                                                                        ================  =================

December 31, 2005


9. Capital Shares (continued).

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Value Fund                                                                   Shares             Amount
----------                                                              ----------------  -----------------
Class A
   Shares sold                                                                   752,413  $       6,758,994
   Shares issued in connection with the reinvestment of distributions          1,432,023         12,200,602
                                                                        ----------------  -----------------
                                                                               2,184,436         18,959,596
   Shares repurchased                                                         (2,182,286)       (19,556,017)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                         2,150  $        (596,421)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   229,964  $       1,881,852
   Shares issued in connection with the reinvestment of distributions            393,062          3,030,283
                                                                        ----------------  -----------------
                                                                                 623,026          4,912,135
   Shares repurchased                                                         (1,018,265)        (8,370,264)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (395,239) $      (3,458,129)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                    51,464  $         417,159
   Shares issued in connection with the reinvestment of distributions             39,420            303,708
                                                                        ----------------  -----------------
                                                                                  90,884            720,867
   Shares repurchased                                                            (77,457)          (636,872)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        13,427  $          83,995
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                          (379,662) $      (3,970,555)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2005
                                                                        -----------------------------------
Small Cap Value Fund                                                         Shares             Amount
--------------------                                                    ----------------  -----------------
Class A
   Shares sold                                                                 1,322,502  $      21,908,202
   Shares repurchased                                                           (797,816)       (13,154,538)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       524,686  $       8,753,664
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   172,453  $       2,628,609
   Shares repurchased                                                         (1,455,176)       (22,158,268)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,282,723) $     (19,529,659)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   177,290  $       2,719,736
   Shares repurchased                                                           (246,708)        (3,789,067)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       (69,418) $      (1,069,331)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                          (827,455) $     (11,845,326)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2004
                                                                        -----------------------------------
Value Fund                                                                   Shares             Amount
----------                                                              ----------------  -----------------
Class A
   Shares sold                                                                   963,269  $       8,089,262
   Shares issued in connection with the reinvestment of distributions            214,596          1,883,282
                                                                        ----------------  -----------------
                                                                               1,177,865          9,972,544
   Shares repurchased                                                         (2,880,533)       (24,188,526)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                    (1,702,668) $     (14,215,982)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   406,698  $       3,154,676
   Shares issued in connection with the reinvestment of distributions             65,280            527,181
                                                                        ----------------  -----------------
                                                                                 471,978          3,681,857
   Shares repurchased                                                         (1,049,412)        (8,162,688)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (577,434) $      (4,480,831)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   139,514  $       1,078,896
   Shares issued in connection with the reinvestment of distributions              5,506             44,489
                                                                        ----------------  -----------------
                                                                                 145,020          1,123,385
   Shares repurchased                                                            (51,629)          (402,248)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        93,391  $         721,137
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (2,186,711) $     (17,975,676)
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 December 31, 2004
                                                                        -----------------------------------
Small Cap Value Fund                                                         Shares             Amount
--------------------                                                    ----------------  -----------------
Class A
   Shares sold                                                                   397,634  $       5,765,216
   Shares repurchased                                                           (849,371)       (12,182,549)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (451,737) $      (6,417,333)
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   291,248  $       3,924,012
   Shares repurchased                                                           (895,799)       (12,076,096)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                      (604,551) $      (8,152,084)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   171,240  $       2,309,106
   Shares repurchased                                                           (186,838)        (2,501,179)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       (15,598) $        (192,073)
                                                                        ----------------  -----------------
   Increase (decrease) from capital share transactions                        (1,071,886) $     (14,761,490)
                                                                        ================  =================

December 31, 2005


9. Capital Shares (continued).


                                                                Year Ended                Year Ended
                                                             December 31, 2005         December 31, 2004
                                                         ------------------------  ------------------------
Capital Growth Fund                                        Shares       Amount       Shares       Amount
-------------------                                      ----------  ------------  ----------  ------------
Class A
   Shares sold                                              241,489  $  2,743,935     313,633  $  3,392,393
   Shares repurchased                                    (1,057,103)  (12,074,125) (1,124,317)  (12,133,801)
                                                         ----------  ------------  ----------  ------------
   Net increase (decrease)                                 (815,614) $ (9,330,190)   (810,684) $ (8,741,408)
                                                         ----------  ------------  ----------  ------------
Class B
   Shares sold                                               93,730  $    919,070     142,812  $  1,353,045
   Shares repurchased                                      (425,145)   (4,178,212)   (575,435)   (5,454,484)
                                                         ----------  ------------  ----------  ------------
   Net increase (decrease)                                 (331,415) $ (3,259,142)   (432,623) $ (4,101,439)
                                                         ----------  ------------  ----------  ------------
Class C
   Shares sold                                                5,876  $     57,428      14,061  $    133,009
   Shares repurchased                                       (15,868)     (154,158)    (35,626)     (335,096)
                                                         ----------  ------------  ----------  ------------
   Net increase (decrease)                                   (9,992) $    (96,730)    (21,565) $   (202,087)
                                                         ----------  ------------  ----------  ------------
   Increase (decrease) from capital share transactions   (1,157,021) $(12,686,062) (1,264,872) $(13,044,934)
                                                         ==========  ============  ==========  ============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, and IXIS Advisor Funds Trust III and Shareholders of CGM Advisor Targeted Equity Fund, Hansberger International Fund, IXIS U.S. Diversified Portfolio, IXIS
Value Fund, Vaughan Nelson Small Cap Value Fund, Westpeak Capital Growth Fund, Harris Associates Large Cap Value Fund and Harris Associates Focused Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Advisor Targeted Equity Fund, Hansberger International Fund, IXIS U.S. Diversified Portfolio (formerly the CDC Nvest Star Advisers Fund), IXIS Value Fund (formerly the CDC Star Value Fund), Vaughan Nelson Small Cap Value Fund and the Westpeak Capital Growth Fund, each a series of IXIS Advisor Funds Trust I, the Harris Associates Large Cap Value Fund, a series of IXIS Advisor Funds Trust II, and the Harris Associates Focused Value Fund, a series of IXIS Advisor Funds Trust III (collectively, the "Funds"), at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2006

      2005 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (unaudited)


Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2005, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                             Qualifying
                        Fund                 Percentage
                        ----                 ----------
                        Targeted Equity Fund   100.00%
                        Large Cap Value Fund   100.00%
                        Value Fund              82.22%

Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2005.

                         Fund                 Amount
                         ----               -----------
                         Focused Value Fund $39,692,418
                         Value Fund          13,549,598

Qualified Dividend Income. A percentage of dividends distributed by the Funds during the fiscal year ended December 31, 2005 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. These percentages are noted below:

                        Fund                 Percentage
                        ----                 ----------
                        Targeted Equity Fund   100.00%
                        Large Cap Value Fund   100.00%
                        Value Fund              80.14%

                        TRUSTEE AND OFFICER INFORMATION

The table below provides certain information regarding the Trustees and Officers of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, and IXIS Advisor Funds Trust III (the "Trusts"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The statement of additional information includes additional information about the Trustees of the Trust and is available by calling IXIS Advisor Funds at 800-225-5478.

                       Position(s) Held with the                                      Number of Portfolios in
                         Trusts, Length of Time        Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*       During Past 5 Years**       and Other Directorships held
---------------------- --------------------------       ---------------------       ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.   Trustee since 1984 for    Douglas Dillon Professor and     38
(3/23/40)              IXIS Advisor Funds Trust I; Director of the Belfer Center    Director, Taubman Centers,
                          1995 for IXIS Advisor    of Science for International     Inc. (real estate investment
                         Funds Trust II and IXIS   Affairs, John F. Kennedy         trust)
                         Advisor Funds Trust III   School of Government,
                                                   Harvard University
                           Contract Review and
                          Governance Committee
                                 Member

Charles D. Baker         Trustee since 2005 for    President and Chief Executive    38
(11/13/56)             IXIS Advisor Funds Trust I, Officer, Harvard Pilgrim         None
                       IXIS Advisor Funds Trust II Health Care (health plan)
                         and IXIS Advisor Funds
                                Trust III

                           Contract Review and
                          Governance Committee
                                 Member

Edward A. Benjamin       Trustee since 2003 for    Retired                          38
(5/30/38)              IXIS Advisor Funds Trust I,                                  Director, Precision Optics
                       IXIS Advisor Funds Trust II                                  Corporation (optics
                         and IXIS Advisor Funds                                     manufacturer)
                                Trust III

                           Contract Review and
                          Governance Committee
                                 Member

Daniel M. Cain           Trustee since 1996 for    President and Chief Executive    38
(2/24/45)              IXIS Advisor Funds Trust I, Officer, Cain Brothers &         Director, Sheridan
                       IXIS Advisor Funds Trust II Company, Incorporated            Healthcare Inc. (physician
                         and IXIS Advisor Funds    (investment banking)             practice management)
                                Trust III

                          Chairman of the Audit
                                Committee

Paul G. Chenault         Trustee since 2003 for    Retired; Trustee, First Variable 38
(9/12/33)              IXIS Advisor Funds Trust I, Life (variable life insurance)   Director, Mailco Office
                       IXIS Advisor Funds Trust II                                  Products, Inc. (mailing
                         and IXIS Advisor Funds                                     equipment)
                                Trust III

                           Contract Review and
                          Governance Committee
                                 Member

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                   Number of Portfolios in
                         Trusts, Length of Time       Principal Occupation(s)      Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**     and Other Directorships held
---------------------- --------------------------      ---------------------     ----------------------------

INDEPENDENT TRUSTEES
continued

  Kenneth J. Cowan     Trustee since 1993 for IXIS Retired                       38
  (4/05/32)            Advisor Funds Trust I; 1975                               None
                         for IXIS Advisor Funds
                         Trust II; 1995 for IXIS
                         Advisor Funds Trust III
                        Chairman of the Contract
                          Review and Governance
                                Committee

  Richard Darman       Trustee since 1996 for IXIS Partner, The Carlyle Group    38
  (5/10/43)            Advisor Funds Trust I, IXIS (investments); formerly,      Director and Chairman of
                       Advisor Funds Trust II and  Professor, John F. Kennedy    Board of Directors, AES
                        IXIS Advisor Funds Trust   School of Government,         Corporation (international
                         III Contract Review and   Harvard University            power company)
                          Governance Committee
                                 Member

  Sandra O. Moose      Chairperson of the Board of President, Strategic Advisory 38
  (2/17/42)              Trustees since November   Services (management          Director, Verizon
                       2005 Trustee since 1984 for consulting); formerly, Senior Communications;
                       IXIS Advisor Funds Trust I; Vice President and Director,  Director, Rohm and Haas
                          1995 for IXIS Advisor    The Boston Consulting Group,  Company (specialty
                         Funds Trust II and IXIS   Inc. (management consulting)  chemicals);
                         Advisor Funds Trust III                                 Director, AES Corporation

                        Ex officio member of the
                           Audit Committee and
                           Contract Review and
                          Governance Committee

  John A. Shane          Trustee since 1982 for    President, Palmer Service     38
  (2/22/33)            IXIS Advisor Funds Trust I; Corporation (venture capital  Director, Gensym
                          1995 for IXIS Advisor    organization)                 Corporation (software and
                         Funds Trust II and IXIS                                 technology service provider);
                         Advisor Funds Trust III                                 Director and Chairman of
                                                                                 the Board, Abt Associates
                         Audit Committee Member                                  Inc. (research and consulting
                                                                                 firm)

  Cynthia L. Walker      Trustee since 2005 for    Executive Dean for            38
  (7/25/56)            IXIS Advisor Funds Trust I, Administration (formerly,     None
                       IXIS Advisor Funds Trust II Dean for Finance and CFO),
                         and IXIS Advisor Funds    Harvard Medical School
                                Trust III

                         Audit Committee Member

                        TRUSTEE AND OFFICER INFORMATION

                        Position(s) Held with the                                      Number of Portfolios in
                          Trusts, Length of Time        Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth  Served and Term of Office*       During Past 5 Years**       and Other Directorships held
----------------------  --------------------------       ---------------------       ----------------------------

INTERESTED TRUSTEES

Robert J. Blanding/1/     Trustee since 2003 for    President, Chairman, Director,          38
(4/14/47)               IXIS Advisor Funds Trust I, and Chief Executive Officer,            None
555 California Street   IXIS Advisor Funds Trust II Loomis, Sayles & Company,
San Francisco, CA 94104   and IXIS Advisor Funds    L.P.; President and Chief
                                 Trust III          Executive Officer -- Loomis
                                                    Sayles Funds I
                        Chief Executive Officer for
                          Loomis Sayles Trust II

John T. Hailer/2/       President, Chief Executive  President and Chief Executive           38
(11/23/60)               Officer and Trustee since  Officer, IXIS Asset                     None
                           2000 for IXIS Advisor    Management Advisors, L.P.
                        Funds Trust I, IXIS Advisor and IXIS Asset Management
                          Funds Trust II and IXIS   Distributors, L.P.; Executive
                          Advisor Funds Trust III   Vice President, Loomis Sayles
                                                    Funds I; President and Chief
                                                    Executive Officer, AEW Real
                                                    Estate Income Fund, IXIS
                                                    Advisor Cash Management
                                                    Trust, IXIS Advisor Funds
                                                    Trust II, IXIS Advisor Funds
                                                    Trust III and IXIS Advisor
                                                    Funds Trust IV

OFFICERS

Coleen Downs Dinneen    Secretary, Clerk and Chief  Senior Vice President, General          Not Applicable
(12/16/60)               Legal Officer, since 2004  Counsel, Secretary and Clerk
                                                    (formerly, Deputy General
                                                    Counsel, Assistant Secretary
                                                    and Assistant Clerk), IXIS
                                                    Asset Management
                                                    Distribution Corporation, IXIS
                                                    Asset Management
                                                    Distributors, L.P. and IXIS
                                                    Asset Management Advisors,
                                                    L.P.

Michael C. Kardok          Treasurer, Principal     Senior Vice President, IXIS             Not Applicable
(7/17/59)                Financial and Accounting   Asset Management Advisors,
                            Officer, since 2004     L.P. and IXIS Asset
                                                    Management Distributors,
                                                    L.P.; formerly, Senior Director,
                                                    PFPC Inc; formerly, Vice
                                                    President -- Division
                                                    Manager, First Data Investor
                                                    Services, Inc.

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                    Number of Portfolios in
                         Trusts, Length of Time       Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**      and Other Directorships held
---------------------- --------------------------      ---------------------      ----------------------------

  Max J. Mahoney         Anti-Money Laundering    Senior Vice President, Deputy          Not Applicable
  (5/01/62)              Officer and Assistant    General Counsel, Assistant
                         Secretary, since 2005    Secretary and Assistant Clerk,
                                                  IXIS Asset Management
                                                  Distribution Corporation, IXIS
                                                  Asset Management
                                                  Distributors, L.P. and IXIS
                                                  Asset Management Advisors,
                                                  L.P.; Chief Compliance
                                                  Officer, IXIS Asset
                                                  Management Advisors, L.P.;
                                                  formerly, Senior Counsel,
                                                  MetLife, Inc.; formerly,
                                                  Associate Counsel, LPL
                                                  Financial Services, Inc.

  John E. Pelletier    Chief Operating Officer,   Executive Vice President and           Not Applicable
  (6/24/64)                   since 2004          Chief Operating Officer
                                                  (formerly, Senior Vice
                                                  President, General Counsel,
                                                  Secretary and Clerk), IXIS
                                                  Asset Management
                                                  Distributors, L.P. and IXIS
                                                  Asset Management Advisors,
                                                  L.P.; Executive Vice President
                                                  and Chief Operating Officer
                                                  (formerly, Senior Vice
                                                  President, General Counsel,
                                                  Secretary and Clerk), IXIS
                                                  Asset Management
                                                  Distribution Corporation;
                                                  Executive Vice President, Chief
                                                  Operating Officer and
                                                  Director (formerly, President,
                                                  Chief Operating Officer and
                                                  Director), IXIS Asset
                                                  Management Services
                                                  Company.

  Kristin Vigneaux     Chief Compliance Officer,  Chief Compliance Officer for           Not Applicable
  (9/25/69)                   since 2004          Mutual Funds, IXIS Asset
                                                  Management Distributors, L.P.
                                                  and IXIS Asset Management
                                                  Advisors, L.P.; formerly, Vice
                                                  President, IXIS Asset
                                                  Management Services
                                                  Company.

* The year provided is the earliest year during which a Trustee was elected or appointed to the Trust. Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72, but the retirement policy was suspended for the calendar year 2005. At a meeting held on August 26, 2005, the trustees voted to lift the suspension of the retirement policy and to designate 2006 as a transition period so that any trustees who are currently

                        TRUSTEE AND OFFICER INFORMATION

   age 72 or older or who reach age 72 during the remainder of 2005 or in 2006 will not be required to retire until the end of calendar year 2006. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officer's current position with such entity.

***The Trustees of the Trust serve as Trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation, President and Chief Executive Officer of IXIS Advisors.

                      This Page Intentionally Left Blank

                       [LOGO]


  Annual Report

  December 31, 2005

IXIS Equity Diversified Portfolio
  Loomis Sayles Large Cap Growth Discipline
  Harris Associates Large Cap Value Discipline
  Reich & Tang Mid Cap Value Discipline
  Hansberger International Developed Markets Discipline

IXIS Income Diversified Portfolio
  AEW Diversified REIT Discipline
  Active Dividend Equity Discipline
  Loomis Sayles Inflation Protected Securities Discipline
  Loomis Sayles Multi-Sector Bond Discipline

IXIS Moderate Diversified Portfolio
  Loomis Sayles Core Fixed Income Discipline
  Loomis Sayles Large Cap Growth Discipline
  Harris Associates Large Cap Value Discipline
  Reich & Tang Mid Cap Value Discipline
  Hansberger International Developed Markets Discipline

TABLE OF CONTENTS

Management Discussion
and Performance..........Page 1

Portfolio of InvestmentsPage 13

Financial Statements....Page 24

                       IXIS EQUITY DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation

--------------------------------------------------------------------------------
Strategy:
Features U.S. growth and value as well as international investments through a diversified portfolio of complementary equity investment disciplines from specialized money managers

--------------------------------------------------------------------------------
Inception Date:
January 31, 2005

--------------------------------------------------------------------------------
Subadvisors:
Hansberger Global Investors, Inc.
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Reich & Tang Asset Management, LLC

--------------------------------------------------------------------------------
Symbols:

                                 Class A AEDPX
                                 Class C CEDPX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks focus on future expectations of a security. The portfolio may be exposed to greater volatility if the expectations are not met. Value stocks can fall out of favor and underperform growth stocks during certain market conditions. Foreign investments involve unique risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards.

Management Discussion
--------------------------------------------------------------------------------

Both domestic and most overseas markets finished 2005 with gains, but foreign stocks surpassed their U.S. counterparts. In the United States, value stocks continued to out-perform growth stocks, although growth stocks gained ground in the fourth quarter. Outside U.S. borders, several factors fell into line to make equities attractive. Interest rates in most countries were low and there was a wave of corporate restructuring in Europe and Japan. The emerging markets experienced strong economic growth, and there was a surge in demand for natural resources, which was particularly helpful to stocks in Latin America.

Since inception on January 31, 2005 through December 31, 2005, the total return on Class A shares of IXIS Equity Diversified Portfolio was 8.30% at net asset value. The portfolio's benchmark, the Standard & Poor's 500 Index, returned 7.53% for the same period, and the average return of the funds in Morningstar's Large Blend category was 8.22%.

IXIS Equity Diversified Portfolio is invested in a broad range of growth and value stocks in the United States and overseas, managed by four investment advisors. The Loomis Sayles Large Cap Growth Discipline focuses on equity securities of large-cap U.S. companies selected for their growth potential, while the Harris Associates Large Cap Value Discipline emphasizes large-cap companies the manager believes to be undervalued. The Reich & Tang Mid Cap Value Discipline concentrates on equities with small to medium market capitalizations. Developed markets in foreign countries are the focus of the Hansberger International Developed Markets Discipline.

LOOMIS SAYLES SOUGHT INDUSTRY LEADERS WITH STRONG FUNDAMENTALS
Financial services, which was one of the largest sectors in this segment, made the greatest contribution to its return in 2005. Top performers included investment services specialist Legg Mason and Moody's Corp, a leading business services company. Legg Mason benefited from strong earnings and revenue growth, as well as its acquisition of Citigroup's asset management business. Moody's was aided by substantial strength in its structured finance business as well as solid growth overseas. The segment's top-performing individual stocks included Google, a leader in internet paid-search advertising, which continues to exceed expectations; Apple Computer, which rose on outstanding sales of its iPod product line; and Chico's FAS, a specialty retailer of women's fashion. Oil and gas utility Southwestern Energy Company was strong early in the year but slipped in the fourth quarter along with energy prices. In autos and transportation, Expeditors International of Washington fell as profit margins shrank. Loomis sold the position in May, although the stock price later recovered. Other individual stocks that proved disappointing included Dell Computer, which declined as earnings fell short of the company's forecasts; Biogen, a leading pharmaceutical company whose earnings also failed to live up to expectations; and Zimmer Holdings, a manufacturer of orthopedic implants, which saw a deteriorating pricing environment for its products in the United States and Japan. Dell and Biogen were sold. Investments in healthcare companies were increased, while exposure to energy was reduced when stock prices rose to levels Loomis felt reflected full valuations. In consumer durables, homebuilders were eliminated, as real estate sales leveled off. And the segment's retail exposure was trimmed as sales trends for specific companies fell below expectations.

HARRIS ASSOCIATES SOUGHT STRONG RETURNS FROM QUALITY BUSINESSES
Because lower-quality stocks outperformed higher-quality issues, this segment's emphasis on quality detracted from results in 2005. Harris Associates' technology selections were a positive during the year, but its relatively small position in energy stocks held the segment back, as soaring oil prices during most of the year made this a strong sector. This segment also had a relatively small position in telecommunications, but since the sector was weak, this was a positive. Burlington Resources, an independent oil and gas company, was one of the segment's top performers. The company benefited from lower exploration expenses and rising oil and

                       IXIS EQUITY DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

natural gas prices. The stock was sold at a profit in September. Hewlett-Packard Company also did well, as investors grew more confident that the company's new CEO would engineer a turnaround. Benefiting from solid demand for semiconductors, Texas Instruments was a positive performer, but Masco Corporation, Fannie Mae, and Walt Disney Company had a negative impact on performance. Skepticism about the potential for continuing strength in the housing industry hurt Masco, a manufacturer of home-improvement products, but Harris Associates continues to like the stock. However, they sold Fannie Mae in the third quarter on growing concerns about accounting issues and the intensely competitive environment for home mortgages. While business fundamentals for Disney appeared attractive, the stock was hurt by general weakness in the media sector.

REICH & TANG FOCUSED ON OUT-OF-FAVOR COMPANIES
Reich & Tang uses a "contrarian" approach, seeking out-of-favor stocks that appear to have growth potential over the next three to four years. In both the energy and financial areas, such stocks were difficult to find, yet these were some of the best-performing sectors in 2005. The managers' focus on individual companies with strong business plans and management teams led them to Martin Marietta Materials, which was one of the best performers in this segment. Martin Marietta benefited from rising demand for construction products, improved pricing, and increased government spending. Flowserve Company, a manufacturer of industrial pumps and valves, was also a top stock. A new management team instituted strict cost controls and productivity programs, and the company experienced a significant turnaround. A large portion of the segment's Flowserve position was sold on strength. Symbol Technologies, a manufacturer of bar code labeling and identification systems, was aided by an amicable legal settlement with a competitor. Symbol also reported stronger-than-anticipated revenue growth. The segment's consumer-related companies proved disappointing, on the whole. Specific companies that detracted included Proquest Corporation, a provider of information services to private customers and the U.S. government. One of the company's divisions was affected by damage caused by Hurricane Katrina. Because Proquest's setbacks appeared to be temporary, the managers added to the position. RadioShack's revenues declined when cell-phone sales dropped more than expected, but Reich & Tang still likes the company's prospects, so they used the price weakness to add to the position. The share price of NBTY, a manufacturer of vitamins and natural food supplements, slumped on declining same-store sales. Here again, the manager used the price weakness to buy more shares.

HANSBERGER PURSUED INVESTMENT OPPORTUNITIES OUTSIDE THE UNITED STATES Hansberger's segment had substantial positions in industrials, information technology and healthcare, all of which added to performance. Although this segment had relatively small positions in energy and consumer staples, the stocks selected in these areas benefited return. Investments in Canada, Europe, and Asia (including Japan) registered attractive absolute returns, although the segment's U.K. investments proved disappointing. Three stocks that had the greatest positive impact on performance were industrial companies. These were:
Kawasaki Heavy Industries and Marubeni Corporation, two major Japanese industrial companies; and ABB Limited, a Swiss industrial electric equipment manufacturer. All three benefited from restructuring programs and increased demand for their products and services. The segment's weakest stocks were Pioneer Corporation in Japan; and Vodafone Group and Compass Group in the UK. Hansberger sold Pioneer, a consumer electronics company, when earnings proved disappointing. Vodafone, a mobile telecommunications company, declined because some of its key business performance indicators slipped, but Hansberger felt that the market over-reacted to the news and the stock remains in the segment. Compass Group, a global player in the outsourcing of food services, lost some long-term contracts and the stock was sold.

                       IXIS EQUITY DIVERSIFIED PORTFOLIO

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, an index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                     [CHART]

               Net Asset     Maximum Sales      S&P 500
                Value/1/       Charge/2/        Index/4/
               ---------     -------------      --------
 01/31/2005     10,000          9,425           10,000
 02/28/2005     10,080          9,500           10,210
 03/31/2005      9,889          9,321           10,030
 04/30/2005      9,610          9,057            9,839
 05/31/2005      9,959          9,387           10,152
 06/30/2005     10,080          9,500           10,167
 07/31/2005     10,430          9,830           10,545
 08/31/2005     10,310          9,717           10,449
 09/30/2005     10,450          9,849           10,533
 10/31/2005     10,310          9,717           10,358
 11/30/2005     10,759         10,141           10,750
 12/31/2005     10,830         10,207           10,753

Average Annual Total Returns -- December 31, 2005


                                        SINCE
                                     INCEPTION/6/
CLASS A (Inception 1/31/05)
Net Asset Value/1/                      8.30%
With Maximum Sales Charge/2/            2.07

CLASS C (Inception 1/31/05)
Net Asset Value/1/                      7.70
With CDSC/3/                            6.70
-------------------------------------------------

                                        SINCE
COMPARATIVE PERFORMANCE               INCEPTION
S&P 500 Index/4/                        7.53%
Morningstar Large Blend Fund Avg./5/    8.22

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                 % of Net Assets as of
FUND-COMPOSITION                 12/31/05    6/30/05
------------------------------------------------------
Common Stocks                      98.2       93.4
------------------------------------------------------
Short-Term Investments and Other    1.8        6.6
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/05    6/30/05
------------------------------------------------------
Hewlett-Packard Co.                 2.5        1.1
------------------------------------------------------
Intel Corp.                         1.8        1.8
------------------------------------------------------
McDonald's Corp.                    1.6        1.3
------------------------------------------------------
Google, Inc.                        1.6        1.4
------------------------------------------------------
JP Morgan Chase & Co.               1.6        1.2
------------------------------------------------------
Morgan Stanley                      1.5        0.5
------------------------------------------------------
Apple Computer, Inc.                1.5        0.4
------------------------------------------------------
Time Warner, Inc.                   1.5        1.1
------------------------------------------------------
Tyco International, Ltd.            1.4        0.5
------------------------------------------------------
United Health Group, Inc.           1.4        0.7
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/05    6/30/05
------------------------------------------------------
Diversified Financial Services     10.8        6.9
------------------------------------------------------
Retail                              8.5        9.9
------------------------------------------------------
Computers                           6.5        3.3
------------------------------------------------------
Media                               6.2        6.3
------------------------------------------------------
Telecommunications                  3.9        3.1
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Class C share performance assumes a 1.00% contingent deferred sales charge
   ("CDSC") applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stock performance. /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar current investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers, without which performance would have been lower.

                       IXIS INCOME DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks current income with a secondary objective of capital appreciation

--------------------------------------------------------------------------------
Strategy:
Focuses on income-producing fixed-income and equity securities through a diversified portfolio of complementary income-producing investment disciplines from specialized money managers

--------------------------------------------------------------------------------
Inception Date:
November 17, 2005

--------------------------------------------------------------------------------
Subadvisors:
Active Investment Advisors
AEW Management and Advisors, L.P.
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A IIDPX
                                 Class C CIDPX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks can fall out of favor and underperform growth stocks during certain market conditions. The fixed-income discipline may invest in U.S. government and high-yield securities. The U.S. government guarantees the timely payment of principal and interest on some of these securities; however, the value of fund shares is not guaranteed and will fluctuate. Lower-rated securities are considered riskier than investment-grade securities because there is a greater risk of default. Mutual funds that invest in bonds can lose their value as interest rates rise and an investor can lose principal. A portion of the fund invests in real estate investment trusts (REITs). While the fund offers the diversification benefits of real estate investments, it is also subject to the risks unique to that market, including fluctuating property values and interest rates, along with changing tax laws.

Management Discussion
--------------------------------------------------------------------------------

From its inception on November 17, 2005 through December 31, 2005, IXIS Income Diversified Portfolio provided a total return of 1.15% based on the net asset value of Class A shares and $0.05 in reinvested dividends. These results reflected the combined performance of its four income-oriented segments. For the month of December 2005, the fund's primary benchmark, the Lehman Aggregate Bond Index, returned 0.95%, and its secondary benchmark returned 0.54%. The secondary benchmark is calculated based on 55% of the Lehman Aggregate Bond Index (a broad index of U.S. corporate and government bonds) and 45% of the Standard & Poor's 500 Index (an index of U.S. common stocks). For the month, the average return on Morningstar's Conservative Allocation category was 0.70%.

This report covers a period during which the fund was in the process of building its four segments; current results should not be regarded as an indication of its long-range performance potential. The portfolio offers investors access to four complementary, income-oriented investment disciplines from three money managers through a single mutual fund. The AEW Diversified REIT Discipline invests primarily in equity real estate investment trusts (REITs). The Active Dividend Equity Discipline is designed to replicate the Dow Jones Select Dividend Index, seeking to provide a return very similar to that of its index. The Loomis Sayles Inflation-Protected Securities Discipline focuses on investments in inflation-protected securities, with an emphasis on Treasury Inflation-Protected Securities (TIPS) issued by the U.S. government. The Loomis Sayles Multisector Bond Discipline invests primarily in investment-grade fixed-income securities, although it may also invest a portion of assets in lower-rated, fixed-income securities or preferred stocks.

HOTELS WERE THE BEST-PERFORMING REIT SECTOR FOR AEW
In the brief period since the fund's inception, AEW constructed a diversified portfolio of REIT securities. The hotel group was the best performing sector, while industrials also provided attractive returns during the period. Security selection and sector allocation both had a positive effect on performance during the period. Healthcare REITs were underweight relative to the segment's REIT benchmark, the MSCI US REIT Index. The top three contributors to performance for the period covered in this report were industrial REIT ProLogis and hotel companies Host Marriott Corp. and Hilton Hotels Corp. The weakest performers were Healthcare Realty Trust, Federal Realty Investment Trust (a shopping center REIT), and Public Storage, Inc.

AEW's strategy is designed to provide investors with broad exposure to all major property sectors in the U.S. real estate market. The manager's investment process focuses on security selection within each property sector, with the goal of identifying real estate equity securities that AEW thinks are attractively priced, with the potential for appreciation as well as lower downside risk. AEW believes that investor demand for commercial property is strong and likely to remain so in 2006, reflecting broad economic trends and low interest rates, and that this demand will benefit the REIT market. However, after double-digit total returns for the past three years, AEW believes REIT returns may begin to moderate in 2006, with continued high volatility.

ACTIVE DIVIDEND EQUITY DISCIPLINE REPLICATES THE DOW JONES SELECT DIVIDEND INDEX Since this discipline attempts to replicate an index, the manager seeks to provide a return as close to the segment's benchmark as possible. The Dow Jones Select Dividend Index is composed of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. It includes 100 of the highest-yielding stocks (other than REITs) in the Dow Jones U.S. Total Market Index - a broad-based index believed to be representative of the total returns on U.S. equity securities as a whole. Any decision to buy or sell a stock in the segment reflects changes made to its benchmark, rather than an investment decision that might be made for an actively managed portfolio.

                       IXIS INCOME DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------


Every December the Dow Jones Select Dividend Index adjusts the stocks in its index to ensure that it includes the 100 highest-paying stocks each year. This December the changes were minor: DPL, Inc. was added and Occidental Petroleum was removed. The manager adjusted the segment's holdings accordingly.

LOOMIS SAYLES INFLATION-PROTECTED SECURITIES DISCIPLINE'S DURATION IS NEUTRAL This segment is building its position in U.S. Treasury Inflation Protected Securities (TIPS), and holds a smaller position in U.S. Treasury Notes. Maturities were "laddered," avoiding a focus on any one area along the yield curve. Results for the brief period since the portfolio's inception reflect the costs attendant on becoming fully invested and price fluctuations during the period. In light of Loomis Sayles' outlook for higher interest rates, the portfolio duration was relatively short - 6.2 years as of December 31, 2005 - which is a neutral stance. Once the Federal Reserve Board signals that it has completed its series of interest-rate hikes, Loomis expects to shift to a longer maturity and duration strategy in order to lock in higher rates. They also expect to seek opportunities in foreign currency TIPS to capture global inflationary expectations.

LOOMIS SAYLES MULTISECTOR BOND DISCIPLINE FOCUSES ON INDIVIDUAL ISSUES
This segment has the flexibility to seek high current returns from a combination of income and capital appreciation. Its investment guidelines encompass a wide range of global fixed-income sectors. The managers use a "bottom-up" investment process, so that selection starts with an evaluation of individual securities, as opposed to a "top down" process, which begins with sector allocation. The managers also base investment decisions on what they believe will prove to be optimal yield curve and duration positioning based on broad economic analysis.

In the brief period covered in this report, the Multisector discipline was in the process of being constructed. As of December 31, 2005, the average credit rating of the securities in the segment was Aa2, according to Moody's Investors Service, with nearly 77% of total net assets invested in investment-grade issues, not quite 20% in high-yield bonds, and less than 4% in cash and short-term securities. Duration stood at approximately 4.5 years, which was relatively short, reflecting ongoing changes in interest rates while the portfolio is under construction.

                       IXIS INCOME DIVERSIFIED PORTFOLIO

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The table comparing the fund's performance to two indexes and a Morning-star average provides a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, an index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Average Annual Total Returns -- December 31, 2005


                                                        SINCE
                                                     INCEPTION/8/
CLASS A (Inception 11/17/05)
Net Asset Value/1/                                       1.15%
With Maximum Sales Charge/2/                            -3.39

CLASS C (Inception 11/17/05)
Net Asset Value/1/                                       1.11
With CDSC/3/                                             0.11
-----------------------------------------------------------------

                                                        SINCE
COMPARATIVE PERFORMANCE                              INCEPTION/7/
Lehman Aggregate Bond Index/4/                           0.95%
55% Lehman Aggregate Bond Index/45% S&P 500 Index/5/     0.54
Morningstar Conservative Allocation Fund Avg./6/         0.70

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                       % of Net Assets
                                            as of
FUND COMPOSITION                          12/31/05
------------------------------------------------------
Bond and Notes                              52.2
------------------------------------------------------
Common Stocks                               44.5
------------------------------------------------------
Preferred Stocks                             0.2
------------------------------------------------------
Short Term Investments and Other             3.1
------------------------------------------------------

                                       % of Net Assets
                                            as of
LARGEST HOLDINGS                          12/31/05
------------------------------------------------------
Equities
------------------------------------------------------
Simon Property Group, Inc.                   1.8
------------------------------------------------------
ProLogis Trust                               1.5
------------------------------------------------------
Boston Properties, Inc.                      1.3
------------------------------------------------------
Avalonbay Communities, Inc.                  1.2
------------------------------------------------------
Equity Residential Properties Trust          1.1
------------------------------------------------------

Fixed-Income
------------------------------------------------------
FNMA, 3.250%, 08/15/2008                    18.9
------------------------------------------------------
U.S. Treasury Bond, 3.375%, 04/15/2032       3.0
------------------------------------------------------
U.S. Treasury Note, 3.625%, 01/15/2008       2.4
------------------------------------------------------
U.S. Treasury Note, 3.000%, 07/15/2012       1.8
------------------------------------------------------
FHLMC, 4.375%, 11/16/2007                    1.5
------------------------------------------------------

                                       % of Net Assets
                                            as of
FIVE LARGEST INDUSTRIES                   12/31/05
------------------------------------------------------
Government Agencies                         20.3
------------------------------------------------------
Treasuries                                  14.5
------------------------------------------------------
Banks                                        5.6
------------------------------------------------------
REITs--Apartments                            4.6
------------------------------------------------------
REITs--Office                                4.4
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.50%.
/3/Class C share performance assumes a 1.00% contingent deferred sales charge
   ("CDSC") applied when you sell shares within one year of purchase. /4/Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies, and U.S. corporations.
/5/55% Lehman Aggregate Bond Index/45% S&P 500 Index is an unmanaged combined index which measures the performance of domestic debt issued by the U.S. government, its agencies, and U.S. corporations, as well as U.S. common stock performance.
/6/Morningstar Conservative Allocation Fund Average is the average performance without sales charges of funds with similar current investment objectives, as calculated by Morningstar, Inc.
/7/The since-inception performance comparisons for Class A and C shares were calculated from 11/30/05.
/8/Fund performance has been increased by expense waivers, without which performance would have been lower.

                      IXIS MODERATE DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation, with income as a secondary objective

--------------------------------------------------------------------------------
Strategy:
Combines both equity and fixed-income investments through a diversified portfolio of complementary investment disciplines from specialized money managers. Equity disciplines feature U.S. growth and value as well as international investments. The fixed-income discipline focuses on U.S. investment-grade, fixed-income securities

--------------------------------------------------------------------------------
Inception Date:
July 15, 2004

--------------------------------------------------------------------------------
Subadvisors:
Hansberger Global Investors, Inc.
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Reich & Tang Asset Management, LLC

--------------------------------------------------------------------------------
Symbols:

                                 Class A AMDPX
                                 Class C CMDPX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks focus on future expectations of a security. The fund may be exposed to greater volatility if the expectations are not met. Value stocks can fall out of favor and underperform growth stocks during certain market conditions. Foreign investments involve unique risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Lower-rated securities are considered riskier than investment-grade securities because there is a greater risk of default.

Management Discussion
--------------------------------------------------------------------------------

Stocks in Europe, Japan, and emerging markets produced strong returns in 2005. In the United States, small-cap value stocks outperformed small-cap growth, but in the large-cap area, growth stocks outpaced value stocks. For the year, the fixed-income markets struggled in a difficult environment. Nevertheless, most fixed-income areas ended the year with positive performance.

For the year ended December 31, 2005, Class A shares of IXIS Moderate Diversified Portfolio returned 3.52% at net asset value, with $0.08 in dividends and $0.05 in capital gains reinvested during the period. The portfolio underperformed the 4.91% return of its equity benchmark, the Standard & Poor's 500 Index, but outperformed its fixed-income benchmark, the Lehman Aggregate Bond Index, which returned 2.43%. It also fell short of the 5.29% average return on the funds in Morningstar's Moderate Allocation category.

IXIS Moderate Diversified Portfolio combines both equity and fixed-income disciplines. Loomis Sayles manages two segments. The Loomis Sayles Core Fixed Income Discipline focuses on U.S. investment-grade, fixed-income securities. The Loomis Sayles Large Cap Growth Discipline favors stocks of U.S. large-cap growth companies. Harris Associates Large Cap Value Discipline emphasizes large- and mid-cap companies that are trading at a substantial discount to their "true business value." In the Reich & Tang Mid Cap Value Discipline, the focus is primarily on small- and mid-cap stocks, while the Hansberger International Developed Markets Discipline favors stocks across the capitalization spectrum in international developed markets.

LOOMIS SAYLES' FIXED-INCOME SEGMENT FAVORED A "BARBELL"
This segment balanced securities at both the short and long end of the maturity spectrum, with a lesser position in intermediate-term issues - a so-called "barbell" configuration. This structure benefited performance, as short-term yields rose during the period, providing a rising stream of income, and longer-term yields declined, providing some capital appreciation. Loomis Sayles kept the segment's duration relatively short to reduce the negative price impact of rising short-term interest rates. They also added to the segment's position in mortgage-backed bonds during the period because these securities offered higher yields than U.S. government issues. As an asset class, higher-yielding corporate bonds underperformed during the period, although specific bonds Loomis selected did well. For example, the segment's holdings in Sprint, a leading telecommunications company, and insurance giant Marsh McLennan were helpful. However, the segment's holdings in the auto sector detracted from performance when bond ratings agencies downgraded Ford and General Motors, and both positions were eliminated. Time Warner also underperformed on concerns that a proposal calling for the restructuring of the company could lead to a downgrade in credit quality. However, Time Warner bonds remain in the portfolio because Loomis believes a downgrade below investment grade is unlikely.

LOOMIS SAYLES' LARGE CAP GROWTH DISCIPLINE FOCUSED ON LEADING COMPANIES Investments in healthcare were increased during the year, while the segment's exposure to energy was reduced, as Loomis Sayles believed stocks in that sector had reached full valuation. Financial services was one of this segment's largest and best-performing sectors. The focus was on asset managers and specialty finance companies, with investment services specialist Legg Mason and Moody's Corp, a business services company, taking the lead. Legg Mason benefited from strong earnings, as well as its acquisition of Citigroup's asset management business. Moody's was aided by strength in its structured finance business, as well as solid growth overseas. Healthcare stocks were also positive, with service companies, such as United Health Group, WellPoint, and Aetna, benefiting from increased membership and stabilizing operating costs. Individual stocks that boosted results included Google, which exhibited strong growth, and Apple Computer, which benefited from outstanding sales of its iPod lineup. A strong performer early in the year, Southwestern Energy Company slumped along

                      IXIS MODERATE DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

with energy prices late in the period. In autos and transportation, shares of Expeditors International of Washington declined as profit margins shrank. Loomis sold the stock at a loss in May, although it subsequently recovered. Other disappointments included: eBay, Inc., Symantec Corporation, and AutoDesk, Inc. EBay declined in the first half of the year after missing earnings estimates. The position was sold but reinstated when earnings picked up. Symantec, a maker of anti-virus software, fell after announcing the acquisition of Veritas. Software manufacturer AutoDesk suffered after weaker-than-expected earnings led to analysts' downgrades. Symantec and AutoDesk were sold.

HARRIS ASSOCIATES SOUGHT STRONG RETURNS FROM HIGH-QUALITY BUSINESSES
In 2005, lower-quality stocks outperformed higher-quality issues, so the segment's emphasis on quality detracted from results. Energy was the top-performing sector during most of the year, but this segment had a relatively small position in energy, which held it back. Hewlett-Packard was one of the segment's top stocks, as investors grew more confident that the company's new CEO would engineer a turnaround. Benefiting from solid demand for semiconductors, Texas Instruments also generated strong returns. Union Pacific Corporation looked highly competitive, as rising gasoline prices affected trucking companies more than freight railroad companies. Harris Associates believes Union Pacific's CEO will help the company realize the profit potential of its strong asset base. Fannie Mae, Liberty Media Corporation, and Masco Corporation had a negative impact on performance. Harris Associates sold Fannie Mae in the third quarter on growing concerns about accounting issues and the intensely competitive environment for home mortgages. Liberty Media weakened along with the media industry in general, but management is restructuring the company and Harris Associates believes the stock is attractively valued. They also continue to be comfortable with Masco, even though the market's apparent doubts about the future strength of the housing industry hurt the stock in 2005.

REICH & TANG MID CAP VALUE DISCIPLINE FOCUSED ON OUT-OF-FAVOR COMPANIES
Reich & Tang uses a "contrarian" investment approach, seeking out of favor stocks that appear to have growth potential over the next three to four years. In both the energy and financial areas, such stocks were difficult to find, yet these were some of the best-performing sectors in 2005. The managers' focus on individual companies with strong business plans and managements led them to Martin Marietta Materials, which was one of the best performers in the segment. The company benefited from rising demand for construction products, improved pricing, and increased government spending. Flowserve Company, a manufacturer of industrial pumps and valves, was another strong holding, as a new management team helped turn the company around. Express Scripts, which provides mail-order pharmacy services, was a standout. When its price reached a premium level, the managers began selling the position. Overexposure to consumer-related stocks was a drawback for the segment. Shares of NBTY, which makes and sells vitamins and natural food supplements, slumped as same-store sales declined, but Reich & Tang used price weakness to add to the segment's holdings. Sales at Harman International, an electronics company that supplies equipment to the auto industry, weakened in response to a slump in the auto sector. The stock was sold. RadioShack was impacted by a drop in cell-phone sales, but Reich & Tang believed RadioShack's long-term prospects appeared favorable and they added to the position.

HANSBERGER SOUGHT OPPORTUNITIES OUTSIDE THE UNITED STATES
Hansberger's segment had substantial positions in industrials, information technology and healthcare, all of which were positive. It had smaller positions in energy, consumer staples and utilities, but most of the stocks selected in these sectors performed relatively well. Investments in Canada, Europe, and Asia (including Japan) were positive, but the segment's U.K. investments detracted from results. Three industrial stocks were among the segment's strongest individual performers. These included two Japanese companies - Kawasaki Heavy Industries and Marubeni Corporation - and ABB Limited, a Swiss manufacturer of electrical equipment. All three benefited from restructuring programs and strong sales. The segment's poorest performers were Pioneer Corporation in Japan, Vodafone Group and Compass Group in the UK. Hansberger sold Pioneer, a consumer electronics company, when the company's cost-cutting program was not able to help it get ahead of fierce competition. Vodafone, a telecommunications company, declined because some of its business performance indicators slipped, but Hansberger felt that the market overreacted to the news and the stock remains in the segment. Compass Group, a global player in the outsourcing of food services, lost some long-term contracts and the stock was sold.

                      IXIS MODERATE DIVERSIFIED PORTFOLIO

Investment Results through December 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, an index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/8/


                                    [CHART]

               Net Asset     Maximum Sales    S&P 500      Lehman Aggregate
                Value/1/       Charge/2/      Index/4/       Bond Index/5/
              ----------     ------------     --------     ----------------
 7/15/2004      10,000         9,425
 7/31/2004       9,850         9,284           10,000           10,000
 8/31/2004       9,870         9,302           10,040           10,191
10/31/2004      10,150         9,566           10,304           10,304
12/31/2004      10,721        10,105           11,086           10,316
 2/28/2005      10,531         9,925           11,043           10,319
 4/30/2005      10,241         9,652           10,642           10,405
 6/30/2005      10,585         9,977           10,996           10,575
 8/31/2005      10,757        10,139           11,301           10,613
10/31/2005      10,689        10,074           11,203           10,421
12/31/2005      11,098        10,460           11,630           10,567


Average Annual Total Returns -- December 31, 2005


                                                          SINCE
                                             1 YEAR/8/ INCEPTION/8/
CLASS A (Inception 7/15/04)
Net Asset Value/1/                             3.52%       7.38%
With Maximum Sales Charge/2/                  -2.41        3.12

CLASS C (Inception 7/15/04)
Net Asset Value/1/                             2.73        6.55
With CDSC/3/                                   1.73        6.55
-------------------------------------------------------------------

                                                          SINCE
COMPARATIVE PERFORMANCE                       1 YEAR   INCEPTION/7/
S&P 500 Index/4/                               4.91%      11.24%
Lehman Aggregate Bond Index/5/                 2.43        3.97
Morningstar Moderate Allocation Fund Avg./6/   5.29       10.23

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                               % of Net Assets as of
FUND COMPOSITION               12/31/05   12/31/04
----------------------------------------------------
Common Stocks                    66.8       63.1
----------------------------------------------------
Bonds and Notes                  32.2       30.7
----------------------------------------------------
Short-Term Investments
 and Other                        0.9        6.2
----------------------------------------------------

                               % of Net Assets as of
LARGEST HOLDINGS               12/31/05   12/31/04
----------------------------------------------------
Equities
----------------------------------------------------
Hewlett-Packard Co.               1.7         --
----------------------------------------------------
Google, Inc.                      1.1        0.4
----------------------------------------------------
Intel Corp.                       1.1         --
----------------------------------------------------
McDonald's Corp.                  1.1        0.8
----------------------------------------------------
JP Morgan Chase & Co.             1.0        0.7
----------------------------------------------------

Fixed-Income
----------------------------------------------------
U.S. Treasury Note,
 4.500%, 11/15/2010               1.9         --
----------------------------------------------------
U.S. Treasury Bond,
 5.375%, 02/15/2031               1.8        0.6
----------------------------------------------------
FNMA, 5.000%, 08/01/2035          1.5         --
----------------------------------------------------
FNMA, 4.000%, 02/01/2020          1.2         --
----------------------------------------------------
U.S. Treasury Note,
 6.250%, 05/15/2007               1.2        0.9
----------------------------------------------------

                               % of Net Assets as of
FIVE LARGEST INDUSTRIES        12/31/05   12/31/04
----------------------------------------------------
Government Agencies              13.4        9.5
----------------------------------------------------
Diversified Financial Services   12.5       10.7
----------------------------------------------------
Treasuries                        6.9        6.1
----------------------------------------------------
Retail                            5.9        7.9
----------------------------------------------------
Media                             4.4        4.9
----------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Class C share performance assumes a 1.00% contingent deferred sales charge
   ("CDSC") applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stock performance. /5/Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one-to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/6/Morningstar Moderate Allocation Fund Average is the average performance without sales charges of funds with similar current investment objectives, as calculated by Morningstar, Inc.
/7/The since-inception comparative performance figures shown for Class A and C shares were calculated from 7/31/04.
/8/Fund performance has been increased by expense waivers, without which performance would have been lower.

                            ADDITIONAL INFORMATION


The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 1-800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the funds' website and the SEC's website.
QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUNDS' EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, and certain exchange fees, and ongoing costs, including management fees, sales and distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2005 (November 17, 2005 for Income Diversified Portfolio) through December 31, 2005. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During the Period row as shown below for your Class.

The second line in the table for each Class provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.


                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS EQUITY DIVERSIFIED PORTFOLIO                7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,074.40                   $8.63
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.91                   $8.39
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,071.60                  $12.53
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.12                  $12.18
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after advisory fee waiver): 1.65% and 2.40% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS INCOME DIVERSIFIED PORTFOLIO               11/17/05               12/31/05           11/17/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,011.50                  $1.52
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,004.52                  $1.51
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,011.10                  $2.42
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,003.62                  $2.42
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after advisory fee waiver): 1.25% and 2.00% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, divided by 365 (to reflect the half-year period).

                      UNDERSTANDING YOUR FUNDS' EXPENSES

                                                                             12


                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS MODERATE DIVERSIFIED PORTFOLIO              7/1/05                12/31/05            7/1/05 - 12/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,048.50                   $7.80
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.58                   $7.68
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,043.90                  $11.69
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.79                  $11.52
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after advisory fee waiver): 1.51% and 2.27% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, divided by 365 (to reflect the half-year period).

         IXIS EQUITY DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005

   Shares    Description                                                Value (a)
------------------------------------------------------------------------------------
Common Stocks -- 98.2% of Net Assets
             Advertising -- 0.6%
       2,125 Getty Images, Inc.(c)                                   $       189,699
                                                                     ---------------
             Aerospace & Defense -- 1.5%
       3,900 Honeywell International, Inc.                                   145,275
       6,900 Raytheon Co.                                                    277,035
                                                                     ---------------
                                                                             422,310
                                                                     ---------------
             Airlines -- 0.2%
         790 British Airways PLC, Sponsored ADR(c)(d)                         45,425
                                                                     ---------------
             Apparel -- 1.3%
       8,175 Coach, Inc.(c)                                                  272,554
       3,800 Jones Apparel Group, Inc.                                       116,736
                                                                     ---------------
                                                                             389,290
                                                                     ---------------
             Auto Manufacturers -- 0.4%
       1,600 Navistar International Corp.(c)                                  45,792
       3,823 Nissan Motor Co., Ltd., Sponsored ADR(d)                         78,142
                                                                     ---------------
                                                                             123,934
                                                                     ---------------
             Banks -- 3.6%
       3,520 ABN AMRO Holding NV, Sponsored ADR                               92,013
       6,420 Banco Santander Central Hispano SA, ADR                          84,680
       1,397 Bank of Yokohama, Ltd., Sponsored ADR(d)                        114,973
       2,310 BNP Paribas, ADR(d)                                              92,977
       1,866 Credit Suisse Group, Sponsored ADR(d)                            95,073
       1,660 DBS Group Holdings, Ltd., Sponsored ADR(d)                       65,570
         900 Deutsche Bank AG, Registered,(d)                                 87,183
         723 HSBC Holdings PLC, Sponsored ADR(d)                              58,180
      18,163 Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR         185,262
       3,240 U.S. Bancorp                                                     96,844
         799 Westpac Banking Corp.                                            66,780
                                                                     ---------------
                                                                           1,039,535
                                                                     ---------------
             Beverages -- 1.8%
       1,380 Coca-Cola Co. (The)                                              55,628
       4,200 Diageo PLC, Sponsored ADR                                       244,860
       3,825 PepsiCo, Inc.                                                   225,981
                                                                     ---------------
                                                                             526,469
                                                                     ---------------
             Biotechnology -- 1.8%
       2,100 Amgen, Inc.(c)                                                  165,606
       3,300 Genentech, Inc.(c)                                              305,250
       1,000 Invitrogen Corp.(c)                                              66,640
                                                                     ---------------
                                                                             537,496
                                                                     ---------------
             Building Materials -- 1.5%
       2,300 Martin Marietta Materials, Inc.                                 176,456
       9,000 Masco Corp.                                                     271,710
                                                                     ---------------
                                                                             448,166
                                                                     ---------------
             Chemicals -- 2.6%
       1,500 Ashland, Inc.                                                    86,850
       4,000 Chemtura Corp.                                                   50,800
       2,623 Ciba Specialty Chemicals AG, Sponsored ADR                       84,723
       1,800 Cytec Industries, Inc.                                           85,734
       5,100 Engelhard Corp.                                                 153,765
       2,000 FMC Corp.(c)                                                    106,340
      11,700 Hercules, Inc.(c)                                               132,210
         900 Minerals Technologies, Inc.                                      50,301
                                                                     ---------------
                                                                             750,723
                                                                     ---------------

   Shares    Description                                              Value (a)
----------------------------------------------------------------------------------
             Commercial Services -- 3.1%
       5,200 Copart, Inc.(c)                                       $       119,912
       8,700 Gartner, Inc.(c)                                              112,230
       1,200 ITT Educational Services, Inc.(c)                              70,932
       4,100 Keane, Inc.(c)                                                 45,141
       3,375 Monster Worldwide, Inc.(c)                                    137,768
       4,425 Moody's Corp.                                                 271,783
       3,300 MPS Group, Inc.(c)                                             45,111
       2,575 Paychex, Inc.                                                  98,159
                                                                   ---------------
                                                                           901,036
                                                                   ---------------
             Computers -- 6.5%
       5,925 Apple Computer, Inc.(c)                                       425,948
       2,850 Cognizant Technology Solutions Corp.(c)                       143,498
       9,500 Dell, Inc.(c)                                                 284,905
      25,075 Hewlett-Packard Co.                                           717,897
       2,650 SanDisk Corp.(c)                                              166,473
      38,900 Sun Microsystems, Inc.(c)                                     162,991
                                                                   ---------------
                                                                         1,901,712
                                                                   ---------------
             Distribution & Wholesale -- 0.5%
       1,712 Marubeni Corp., ADR                                            91,678
       3,490 Sumitomo Corp., Sponsored ADR                                  44,323
                                                                   ---------------
                                                                           136,001
                                                                   ---------------
             Diversified Financial Services -- 10.8%
       5,800 American Express Co.                                          298,468
         760 Ameriprise Financial, Inc.                                     31,160
       6,175 Ameritrade Holding Corp.                                      148,200
         525 Chicago Mercantile Exchange Holdings, Inc.                    192,932
       6,300 Citigroup, Inc.                                               305,739
       3,850 Franklin Resources, Inc.                                      361,938
       1,650 Goldman Sachs Group, Inc.                                     210,722
      11,420 JPMorgan Chase & Co.                                          453,260
       2,800 Legg Mason, Inc.                                              335,132
         900 Lehman Brothers Holdings, Inc.                                115,353
       7,800 Morgan Stanley                                                442,572
       6,370 Nomura Holdings, Inc.(d)                                      122,431
       1,550 T. Rowe Price Group, Inc.                                     111,647
                                                                   ---------------
                                                                         3,129,554
                                                                   ---------------
             Electric -- 0.3%
       2,440 E.ON AG, Sponsored ADR                                         84,229
                                                                   ---------------
             Electrical Components & Equipment -- 0.2%
       6,210 Johnson Electric Holdings, Ltd., Sponsored ADR(d)              58,374
                                                                   ---------------
             Electronics -- 0.9%
       8,806 Celestica, Inc.(c)                                             92,991
       3,500 Koninklijke (Royal) Philips Electronics NV, NY Shares         108,850
      11,400 NEC Corp., ADR                                                 70,566
                                                                   ---------------
                                                                           272,407
                                                                   ---------------
             Engineering & Construction -- 0.6%
      17,240 ABB, Ltd., Sponsored ADR(c)                                   167,573
                                                                   ---------------
             Environmental Control -- 0.3%
      10,100 Allied Waste Industries, Inc.(c)                               88,274
                                                                   ---------------
             Food -- 1.1%
       1,140 Nestle SA, Sponsored ADR                                       84,987
         870 Unilever NV, ADR                                               59,725
       2,125 Whole Foods Market, Inc.                                      164,454
                                                                   ---------------
                                                                           309,166
                                                                   ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares       Description                                 Value (a)
------------------------------------------------------------------------
                Hand & Machine Tools -- 0.9%
       3,500    Kennametal, Inc.                         $       178,640
       1,700    Stanley Works (The)                               81,668
                                                         ---------------
                                                                 260,308
                                                         ---------------
                Health Care -- 0.2%
       3,500    Cambrex Corp.                                     65,695
                                                         ---------------
                Health Care - Capital Equipment -- 0.8%
       1,300    Applera Corp. - Applied Biosystems Group          34,528
       6,300    Thermo Electron Corp.(c)                         189,819
                                                         ---------------
                                                                 224,347
                                                         ---------------
                Health Care - Products -- 3.7%
       6,700    Baxter International, Inc.                       252,255
       1,470    Johnson & Johnson                                 88,347
       5,050    Medtronic, Inc.                                  290,728
       4,550    St. Jude Medical, Inc.(c)                        228,410
       2,000    STERIS Corp.                                      50,040
       2,525    Zimmer Holdings, Inc.(c)                         170,286
                                                         ---------------
                                                               1,080,066
                                                         ---------------
                Health Care - Services -- 3.0%
       2,725    Aetna, Inc.                                      256,994
       6,350    UnitedHealth Group, Inc.                         394,589
       2,625    WellPoint, Inc.(c)                               209,449
                                                         ---------------
                                                                 861,032
                                                         ---------------
                Holding Companies - Diversified -- 0.3%
       1,580    Hutchison Whampoa, Ltd., ADR                      74,892
                                                         ---------------
                Home Furnishings -- 0.8%
       7,100    Furniture Brands International, Inc.(d)          158,543
       2,028    Sony Corp., Sponsored ADR                         82,742
                                                         ---------------
                                                                 241,285
                                                         ---------------
                Household Products & Wares -- 1.2%
       2,800    Fortune Brands, Inc.                             218,456
       5,100    Newell Rubbermaid, Inc.                          121,278
                                                         ---------------
                                                                 339,734
                                                         ---------------
                Insurance -- 1.8%
       2,400    Aflac, Inc.                                      111,408
       3,190    Axa, Sponsored ADR                               103,133
       2,870    ING Groep NV, Sponsored ADR                       99,933
       1,450    MGIC Investment Corp.                             95,439
       1,475    Prudential Financial, Inc.                       107,955
                                                         ---------------
                                                                 517,868
                                                         ---------------
                Internet -- 3.4%
       4,350    eBay, Inc.(c)                                    188,137
       1,150    Google, Inc., Class A(c)                         477,089
       8,300    Yahoo!, Inc.(c)                                  325,194
                                                         ---------------
                                                                 990,420
                                                         ---------------
                Leisure Time -- 2.2%
       7,100    Carnival Corp.                                   379,637
       5,100    Harley-Davidson, Inc.                            262,599
                                                         ---------------
                                                                 642,236
                                                         ---------------
                Machinery - Diversified -- 0.9%
       1,100    Flowserve Corp.(c)                                43,516
       9,400    Symbol Technologies, Inc.                        120,508
       2,100    Zebra Technologies Corp.(c)                       89,985
                                                         ---------------
                                                                 254,009
                                                         ---------------

   Shares    Description                                       Value (a)
---------------------------------------------------------------------------
             Media -- 6.2%
       1,930 British Sky Broadcasting PLC                   $        66,932
       2,500 Comcast Corp., Special Class A(c)                       64,225
       6,100 DIRECTV Group (The), Inc.(c)                            86,132
       5,700 Entercom Communications Corp.(c)                       169,119
      37,200 Liberty Media Corp., Class A(c)                        292,764
      24,200 Time Warner, Inc.                                      422,048
       8,200 Viacom, Inc., Class B                                  267,320
       2,880 Vivendi Universal SA                                    90,519
      13,800 Walt Disney Co. (The)                                  330,786
                                                            ---------------
                                                                  1,789,845
                                                            ---------------
             Metal Fabricate & Hardware -- 0.3%
       3,000 Mueller Industries, Inc.                                82,260
                                                            ---------------
             Metals -- 0.3%
       2,390 Alcan, Inc.                                             97,871
                                                            ---------------
             Miscellaneous - Manufacturing -- 3.6%
       1,500 Carlisle Cos., Inc.                                    103,725
       3,600 Crane Co.                                              126,972
       7,100 Federal Signal Corp.                                   106,571
       6,050 General Electric Co.                                   212,053
       4,803 Kawasaki Heavy Industries, Ltd., Sponsored ADR          69,163
      14,400 Tyco International, Ltd.                               415,584
                                                            ---------------
                                                                  1,034,068
                                                            ---------------
             Office & Business Equipment -- 0.5%
       1,550 Canon, Inc., Sponsored ADR                              91,187
       3,060 Xerox Corp.(c)                                          44,829
                                                            ---------------
                                                                    136,016
                                                            ---------------
             Oil & Gas -- 1.8%
       1,320 BP PLC, Sponsored ADR                                   84,770
         840 ENI SpA, Sponsored ADR(d)                              117,147
       3,000 Southwestern Energy Co.                                107,820
         890 Total SA, Sponsored ADR                                112,496
       2,433 XTO Energy, Inc.                                       106,906
                                                            ---------------
                                                                    529,139
                                                            ---------------
             Packaging & Containers -- 0.5%
         500 Aptargroup, Inc.                                        26,100
         900 Ball Corp.                                              35,748
       2,700 Sonoco Products Co.                                     79,380
                                                            ---------------
                                                                    141,228
                                                            ---------------
             Pharmaceuticals -- 3.4%
       2,100 Abbott Laboratories                                     82,803
       1,490 AstraZeneca PLC, Sponsored ADR                          72,414
       6,250 Caremark Rx, Inc.(c)                                   323,688
       3,000 Gilead Sciences, Inc.(c)                               157,890
       1,860 GlaxoSmithKline PLC, ADR                                93,893
       1,871 Novartis AG, ADR                                        98,190
       1,480 Schering AG, ADR(d)                                     99,027
       3,576 Serono SA(d)                                            71,019
                                                            ---------------
                                                                    998,924
                                                            ---------------
             Processing/Business Services -- 0.9%
       2,025 Express Scripts, Inc.(c)                               169,695
       2,400 Investors Financial Services Corp.(d)                   88,392
                                                            ---------------
                                                                    258,087
                                                            ---------------
             Real Estate -- 0.5%
       2,650 CB Richard Ellis Group, Inc., Class A(c)               155,953
                                                            ---------------
             Restaurants -- 1.6%
      14,200 McDonald's Corp.                                       478,824
                                                            ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares    Description                                          Value (a)
------------------------------------------------------------------------------
             Retail -- 8.5%
       3,850 Chico's FAS, Inc.(c)                              $       169,130
       2,740 Costco Wholesale Corp.                                    135,548
       7,400 Foot Locker, Inc.                                         174,566
       8,300 Home Depot, Inc.                                          335,984
      13,660 Kingfisher PLC, Sponsored ADR(d)                          112,695
       3,500 Kohl's Corp.(c)                                           170,100
       3,950 Lowe's Cos, Inc.                                          263,307
       5,200 NBTY, Inc.(c)                                              84,500
       4,200 RadioShack Corp.                                           88,326
       2,000 Regis Corp.                                                77,140
       4,260 Signet Group PLC, Sponsored ADR                            79,619
       5,350 Starbucks Corp.(c)                                        160,554
       2,700 Target Corp.                                              148,419
       3,850 Urban Outfitters, Inc.(c)                                  97,444
       7,990 Wal-Mart Stores, Inc.                                     373,932
                                                               ---------------
                                                                     2,471,264
                                                               ---------------
             Semiconductors -- 3.7%
       4,075 Advanced Micro Devices, Inc.(c)                           124,695
      20,675 Intel Corp.                                               516,048
       1,900 International Rectifier Corp.(c)                           60,610
       5,080 STMicroelectronics NV                                      91,440
       8,600 Texas Instruments, Inc.                                   275,802
                                                               ---------------
                                                                     1,068,595
                                                               ---------------
             Software -- 2.1%
       2,800 Acxiom Corp.                                               64,400
       5,250 Adobe Systems, Inc.                                       194,040
       7,575 Microsoft Corp.                                           198,086
       2,100 ProQuest Co.(c)(d)                                         58,611
       3,800 Reynolds & Reynolds Co. (The), Class A                    106,666
                                                               ---------------
                                                                       621,803
                                                               ---------------
             Telecommunications -- 3.9%
       1,300 ADTRAN, Inc.                                               38,662
      10,725 Corning, Inc.(c)                                          210,853
       3,520 France Telecom SA,(d)                                      87,437
       5,325 Juniper Networks, Inc.(c)                                 118,748
      10,475 Motorola, Inc.                                            236,630
       3,770 Nokia OYJ, Sponsored ADR                                   68,991
       5,850 QUALCOMM, Inc.                                            252,018
       3,240 Telefonica Moviles SA ADR                                  33,890
       4,540 Vodafone Group PLC, Sponsored ADR                          97,474
                                                               ---------------
                                                                     1,144,703
                                                               ---------------
             Toys, Games & Hobbies -- 0.4%
       7,740 Nintendo Co., Ltd., ADR(d)                                115,713
                                                               ---------------
             Transportation -- 0.9%
       3,100 Union Pacific Corp.                                       249,581
                                                               ---------------
             Water -- 0.3%
       2,362 Suez SA, ADR(d)                                            73,789
                                                               ---------------
             Total Common Stocks (Identified Cost $26,576,132)      28,520,928
                                                               ---------------

   Shares/
  Principal
   Amount     Description                                                              Value (a)
----------------------------------------------------------------------------------------------------
Short Term Investments -- 8.2%
    1,616,555 State Street Navigator Securities Lending Prime Portfolio(e)          $     1,616,555
$     772,347 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $772,523 on 1/03/2006, collateralized by $660,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $798,389                         772,347
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $2,388,902)                   2,388,902
                                                                                    ---------------
              Total Investments -- 106.4%
              (Identified Cost $28,965,034)(b)                                           30,909,830
              Other assets less liabilities -- (6.4)%                                    (1,853,339)
                                                                                    ---------------
              Net Assets -- 100%                                                    $    29,056,491
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on
              investments based on cost of $29,023,329 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                       $     2,367,460
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                              (480,959)
                                                                                    ---------------
              Net unrealized appreciation                                           $     1,886,501
                                                                                    ===============
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at December 31, 2005.
          (e) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a
              U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 10.8%
                      Retail                          8.5
                      Computers                       6.5
                      Media                           6.2
                      Telecommunications              3.9
                      Health Care - Products          3.7
                      Semiconductors                  3.7
                      Banks                           3.6
                      Miscellaneous - Manufacturing   3.6
                      Internet                        3.4
                      Pharmaceuticals                 3.4
                      Commercial Services             3.1
                      Health Care - Services          3.0
                      Chemicals                       2.6
                      Leisure Time                    2.2
                      Software                        2.1
                      Others, less than 2% each      27.9

                See accompanying notes to financial statements.

         IXIS INCOME DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005


   Shares    Description                               Value (a)
----------------------------------------------------------------------
Common Stocks -- 44.5% of Net Assets
             Agriculture -- 0.3%
         307 Universal Corp.                        $        13,312
                                                    ---------------
             Auto Manufacturers -- 0.3%
         702 General Motors Corp.                            13,633
                                                    ---------------
             Banks -- 5.6%
         304 AmSouth Bancorporation                           7,968
         260 Associated Banc Corp.                            8,463
         334 Bank of America Corp.                           15,414
         200 Bank of Hawaii Corp.                            10,308
         201 Bank of New York Co., Inc.                       6,402
         275 BB&T Corp.                                      11,525
         302 Citizens Banking Corp.                           8,380
         197 Colonial BancGroup, Inc.                         4,693
         298 Comerica, Inc.                                  16,914
         220 Compass Bancshares, Inc.                        10,624
         407 F.N.B. Corp.                                     7,066
         301 Fifth Third Bancorp                             11,354
         361 First Horizon National Corp.                    13,877
         338 FirstMerit Corp.                                 8,758
         271 Hudson United Bancorp                           11,295
         281 Huntington Bancshares, Inc.                      6,674
         307 Keycorp                                         10,110
         336 National City Corp.                             11,279
         245 North Fork Bancorporation, Inc.                  6,703
         246 PNC Financial Services Group, Inc.              15,210
         246 Provident Bankshares Corp.                       8,307
         313 Regions Financial Corp.                         10,692
         349 Republic Bancorp, Inc.                           4,153
         250 Sky Financial Group, Inc.                        6,955
         231 Suntrust Banks, Inc.                            16,808
         204 Synovus Financial Corp.                          5,510
         236 TCF Financial Corp.                              6,405
         306 U.S. Bancorp                                     9,146
         256 Wells Fargo & Co.                               16,084
                                                    ---------------
                                                            287,077
                                                    ---------------
             Beverages -- 0.2%
         216 Coca-Cola Co. (The)                              8,707
                                                    ---------------
             Chemicals -- 1.1%
         233 Dow Chemical Co. (The)                          10,210
         268 Eastman Chemical Co.                            13,826
         189 Lubrizol Corp.                                   8,208
         286 Lyondell Chemical Co.                            6,813
         260 PPG Industries, Inc.                            15,054
         277 RPM International, Inc.                          4,811
                                                    ---------------
                                                             58,922
                                                    ---------------
             Commercial Services -- 0.4%
         400 Deluxe Corp.                                    12,056
         236 R R Donnelley & Sons Co.                         8,074
                                                    ---------------
                                                             20,130
                                                    ---------------
             Cosmetics & Personal Care -- 0.3%
         240 Kimberly Clark Corp.                            14,316
                                                    ---------------
             Distribution & Wholesale -- 0.2%
         224 Genuine Parts Co.                                9,838
                                                    ---------------
             Diversified Financial Services -- 0.6%
         277 Citigroup, Inc.                                 13,443
         273 JPMorgan Chase & Co.                            10,835
         219 Waddell & Reed Financial, Inc.                   4,593
                                                    ---------------
                                                             28,871
                                                    ---------------

   Shares    Description                                  Value (a)
----------------------------------------------------------------------
             Electric -- 3.1%
         271 Black Hills Corp.                         $         9,379
         291 DPL, Inc.                                           7,569
         366 DTE Energy Co.                                     15,808
         466 Duquesne Light Holdings, Inc.                       7,605
         394 Energy East Corp.                                   8,983
         241 Entergy Corp.                                      16,545
         231 Exelon Corp.                                       12,275
         287 Firstenergy Corp.                                  14,060
         258 FPL Group, Inc.                                    10,722
         176 MDU Resources Group, Inc.                           5,762
         279 Northeast Utilities                                 5,494
         368 Pinnacle West Capital Corp.                        15,217
         251 PNM Resources, Inc.                                 6,147
         264 PPL Corp.                                           7,762
         304 SCANA Corp.                                        11,972
         187 Unisource Energy Corp.                              5,834
                                                       ---------------
                                                               161,134
                                                       ---------------
             Electrical Components & Equipment -- 0.3%
         180 Emerson Electric Co.                               13,446
                                                       ---------------
             Environmental Control -- 0.1%
         202 Waste Management, Inc.                              6,131
                                                       ---------------
             Food -- 0.4%
         250 Albertsons, Inc.                                    5,338
         208 General Mills, Inc.                                10,259
         345 Sara Lee Corp.                                      6,520
                                                       ---------------
                                                                22,117
                                                       ---------------
             Forest Products & Paper -- 0.1%
         256 Meadwestvaco Corp.                                  7,176
                                                       ---------------
             Gas -- 0.8%
         336 AGL Resources, Inc.                                11,696
         351 Nicor, Inc.                                        13,798
         335 Nisource, Inc.                                      6,988
         316 Oneok, Inc.                                         8,415
                                                       ---------------
                                                                40,897
                                                       ---------------
             Home Furnishings -- 0.4%
         242 La-Z-Boy, Inc.                                      3,282
         151 Maytag Corp.                                        2,842
         157 Whirlpool Corp.                                    13,150
                                                       ---------------
                                                                19,274
                                                       ---------------
             Household Products & Wares -- 0.2%
         216 Avery Dennison Corp.                               11,938
                                                       ---------------
             Insurance -- 1.1%
         285 Arthur J Gallagher & Co.                            8,801
         208 Cincinnati Financial Corp.                          9,293
         234 Jefferson-Pilot Corp.                              13,322
         229 Lincoln National Corp.                             12,144
         288 Unitrin, Inc.                                      12,974
                                                       ---------------
                                                                56,534
                                                       ---------------
             Lodging & Gaming -- 1.0%
       1,100 Hilton Hotels Corp.                                26,521
         400 Starwood Hotels & Resorts Worldwide, Inc.          25,544
                                                       ---------------
                                                                52,065
                                                       ---------------
             Office & Business Equipment -- 0.2%
         233 Pitney Bowes, Inc.                                  9,844
                                                       ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares    Description                                       Value (a)
---------------------------------------------------------------------------
             Oil & Gas -- 0.5%
         239 Chevron Corp.                                  $        13,568
         163 Marathon Oil Corp.                                       9,938
                                                            ---------------
                                                                     23,506
                                                            ---------------
             Packaging & Containers -- 0.1%
         238 Sonoco Products Co.                                      6,997
                                                            ---------------
             Pharmaceuticals -- 1.0%
         221 Abbott Laboratories                                      8,714
         399 Bristol-Myers Squibb Co.                                 9,169
         214 Eli Lilly & Co.                                         12,110
         410 Merck & Co., Inc.                                       13,042
         265 Pfizer, Inc.                                             6,180
                                                            ---------------
                                                                     49,215
                                                            ---------------
             Pipelines -- 0.6%
         170 Equitable Resources, Inc.                                6,237
         252 Kinder Morgan, Inc.                                     23,172
                                                            ---------------
                                                                     29,409
                                                            ---------------
             Real Estate -- 0.5%
         900 Brookfield Properties Corp.                             26,478
                                                            ---------------
             Real Estate Investment Trusts -- 23.2%
             REITs - Apartments -- 4.6%
         400 Apartment Investment & Management Co., Class A          15,148
       1,200 Archstone Smith Trust                                   50,268
         700 Avalonbay Communities, Inc.                             62,475
         600 Camden Property Trust                                   34,752
       1,400 Equity Residential Properties Trust                     54,768
         700 United Dominion Realty Trust, Inc.                      16,408
                                                            ---------------
                                                                    233,819
                                                            ---------------
             REITs - Diversified -- 1.4%
         300 iStar Financial, Inc.                                   10,695
         300 PS Business Parks, Inc.                                 14,760
         400 Spirit Finance Corp.                                     4,540
         500 Vornado Realty Trust                                    41,735
                                                            ---------------
                                                                     71,730
                                                            ---------------
             REITs - Healthcare -- 0.5%
         500 Healthcare Realty Trust, Inc.                           16,635
         800 Omega Healthcare Investors, Inc.                        10,072
                                                            ---------------
                                                                     26,707
                                                            ---------------
             REITs - Hotels -- 0.1%
         200 Strategic Hotel Capital, Inc.                            4,116
                                                            ---------------
             REITs - Industrial -- 3.5%
         700 AMB Property Corp.                                      34,419
         500 Duke Realty Corp.                                       16,700
         200 First Potomac Realty Trust                               5,320
       1,100 Liberty Property Trust                                  47,135
       1,600 ProLogis Trust                                          74,752
                                                            ---------------
                                                                    178,326
                                                            ---------------
             REITs - Lodging/Resorts -- 1.0%
         200 Hospitality Properties Trust                             8,020
       2,300 Host Marriott Corp.                                     43,585
                                                            ---------------
                                                                     51,605
                                                            ---------------
             REITs - Manufactured Homes -- 0.1%
         100 Sun Communities, Inc.                                    3,140
                                                            ---------------
             REITs - Office -- 4.4%
         400 BioMed Realty Trust, Inc.                                9,760
         900 Boston Properties, Inc.                                 66,717
         600 Brandywine Realty Trust, Inc.                           16,746

   Shares     Description                                            Value (a)
---------------------------------------------------------------------------------
              REITs - Office - continued
          300 Carramerica Realty Corp.                            $        10,389
          400 Corporate Office Properties Trust                            14,216
          600 Equity Office Properties Trust                               18,198
          800 Highwoods Properties, Inc.                                   22,760
          400 Kilroy Realty Corp.                                          24,760
          500 Prentiss Properties Trust                                    20,340
          900 Trizec Properties, Inc.                                      20,628
                                                                  ---------------
                                                                          224,514
                                                                  ---------------
              REITs - Regional Malls -- 3.3%
          800 General Growth Properties, Inc.                              37,592
          100 Macerich Co. (The)                                            6,714
          200 Mills Corp. (The)                                             8,388
        1,200 Simon Property Group, Inc.                                   91,956
          800 Taubman Centers, Inc.                                        27,800
                                                                  ---------------
                                                                          172,450
                                                                  ---------------
              REITs - Self Storage -- 1.0%
          600 Public Storage, Inc.                                         40,632
          200 Shurgard Storage Centers, Inc., Class A                      11,342
                                                                  ---------------
                                                                           51,974
                                                                  ---------------
              REITs - Shopping Centers -- 3.3%
          900 Developers Diversified Realty Corp.                          42,318
          500 Federal Realty Investment Trust                              30,325
          800 Kimco Realty Corp.                                           25,664
          500 Kite Realty Group Trust                                       7,735
          400 Pan Pacific Retail Properties, Inc.                          26,756
          300 Realty Income Corp.                                           6,486
          500 Regency Centers Corp.                                        29,475
                                                                  ---------------
                                                                          168,759
                                                                  ---------------
              Total Real Estate Investment Trusts                       1,187,140
                                                                  ---------------
              Savings & Loans -- 0.8%
          216 Astoria Financial Corp.                                       6,350
          462 New York Community Bancorp, Inc.                              7,632
          215 Peoples Bank                                                  6,678
          258 Washington Federal, Inc.                                      5,931
          349 Washington Mutual, Inc.                                      15,182
                                                                  ---------------
                                                                           41,773
                                                                  ---------------
              Telecommunications -- 0.6%
          186 Alltel Corp.                                                 11,737
          411 AT&T, Inc.                                                   10,065
          328 BellSouth Corp.                                               8,889
                                                                  ---------------
                                                                           30,691
                                                                  ---------------
              Tobacco -- 0.5%
          341 Altria Group, Inc.                                           25,479
                                                                  ---------------
              Total Common Stocks
              (Identified Cost $2,242,812)                              2,276,050
                                                                  ---------------
  Principal
   Amount
---------------------------------------------------------------------------------
Bonds and Notes -- 52.2%
              Airlines -- 0.3%
$       3,073 Continental Airlines, Inc., Series 1999-1, Class C,
              6.954%, 8/02/2009                                             2,751
       16,612 Continental Airlines, Inc., Series 2002-2, Class B,
              8.307%, 10/02/2019                                           14,645
                                                                  ---------------
                                                                           17,396
                                                                  ---------------
              Auto Manufacturers -- 0.4%
       30,000 Ford Motor Co.,
              6.375%, 2/01/2029                                            18,900
                                                                  ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

  Principal
   Amount     Description                                                      Value (a)
-------------------------------------------------------------------------------------------
              Auto Parts & Equipment -- 0.2%
$      10,000 Goodyear Tire & Rubber Co., 144A
              9.000%, 7/01/2015                                             $         9,850
                                                                            ---------------
              Biotechnology -- 0.1%
        5,000 Invitrogen Corp., Convertible,
              1.500%, 2/15/2024                                                       4,225
                                                                            ---------------
              Commercial Services -- 0.2%
       10,000 United Rentals North America, Inc., Senior Subordinated Note,
              7.000%, 2/15/2014                                                       9,350
                                                                            ---------------
              Diversified Financial Services -- 3.5%
       20,000 Capital One Bank.,
              5.125%, 2/15/2014                                                      19,681
       20,000 CIT Group, Inc.,
              4.125%, 2/21/2006                                                      19,992
       60,000 General Electric Capital Corp.,
              4.750%, 9/15/2014                                                      59,011
       45,000 General Motors Acceptance Corp., (MTN),
              6.750%, 12/01/2014                                                     40,483
       20,000 Goldman Sachs Group, Inc.,
              4.750%, 7/15/2013                                                      19,399
       10,000 JPMorgan Chase & Co.,
              5.125%, 9/15/2014                                                       9,899
       10,000 Merrill Lynch & Co., Inc., (MTN),
              4.500%, 11/04/2010                                                      9,779
                                                                            ---------------
                                                                                    178,244
                                                                            ---------------
              Electric -- 0.8%
       20,000 Dominion Resources, Inc.,
              5.000%, 3/15/2013                                                      19,473
       20,000 Exelon Generation Co. LLC,
              5.350%, 1/15/2014                                                      19,941
                                                                            ---------------
                                                                                     39,414
                                                                            ---------------
              Food -- 0.8%
       15,000 Albertsons, Inc.,
              7.450%, 8/01/2029                                                      13,906
       15,000 Albertsons, Inc.,
              8.000%, 5/01/2031                                                      14,758
       10,000 Albertsons, Inc.,
              8.700%, 5/01/2030                                                       9,948
                                                                            ---------------
                                                                                     38,612
                                                                            ---------------
              Forest Products & Paper -- 0.4%
       20,000 Abitibi-Consolidated, Inc.,
              7.500%, 4/01/2028                                                      16,300
        5,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                                      4,562
                                                                            ---------------
                                                                                     20,862
                                                                            ---------------
              Government Agencies -- 20.3%
       75,000 FHLMC, MTN,
              4.375%, 11/16/2007                                                     74,502
    1,000,000 FNMA,
              3.250%, 8/15/2008                                                     964,118
                                                                            ---------------
                                                                                  1,038,620
                                                                            ---------------
              Health Care - Products -- 0.1%
        5,000 Epix Pharmaceuticals, Inc., Senior Note, Convertible,
              3.000%, 6/15/2024                                                       3,000
                                                                            ---------------
              Health Care - Services -- 0.4%
       20,000 Columbia / HCA, Inc.,
              7.050%, 12/01/2027                                                     19,149
                                                                            ---------------

  Principal
   Amount     Description                                    Value (a)
-------------------------------------------------------------------------
              Insurance -- 1.2%
$      65,000 Berkshire Hathaway Finance Corp.,
              4.125%, 1/15/2010                           $        63,163
                                                          ---------------
              Lodging & Gaming -- 0.6%
       30,000 Harrah's Operating Co., Inc.,
              5.625%, 6/01/2015                                    29,473
                                                          ---------------
              Media -- 1.0%
       20,000 British Sky Broadcasting Finance PLC, 144A
              6.500%, 10/15/2035                                   19,929
       10,000 CSC Holdings, Inc., Senior Note,
              7.625%, 7/15/2018                                     9,500
       20,000 Time Warner, Inc.,
              6.625%, 5/15/2029                                    19,972
                                                          ---------------
                                                                   49,401
                                                          ---------------
              Metals & Mining -- 0.5%
       30,000 Glencore Funding LLC, Guaranteed Note, 144A
              6.000%, 4/15/2014                                    28,216
                                                          ---------------
              Miscellaneous - Manufacturing -- 0.7%
       20,000 Bombardier, Inc., 144A
              7.450%, 5/01/2034                                    16,900
       25,000 Borden, Inc.,
              7.875%, 2/15/2023                                    20,000
                                                          ---------------
                                                                   36,900
                                                          ---------------
              Pharmaceuticals -- 0.7%
       15,000 AmerisourceBergen Corp.,144A
              5.875%, 9/15/2015                                    15,131
       25,000 Elan Finance Corp., Senior Note,
              7.750%, 11/15/2011                                   23,375
                                                          ---------------
                                                                   38,506
                                                          ---------------
              Pipelines -- 1.2%
       25,000 El Paso Energy Corp., (MTN),
              7.750%, 1/15/2032                                    25,062
       20,000 Kinder Morgan Energy Partners LP,
              5.000%, 12/15/2013                                   19,490
       20,000 NGC Corp. Capital Trust, Series B,
              8.316%, 6/01/2027                                    17,700
                                                          ---------------
                                                                   62,252
                                                          ---------------
              Real Estate -- 0.4%
       20,000 EOP Operating LP, Guaranteed Note,
              4.650%, 10/01/2010                                   19,378
                                                          ---------------
              Real Estate Investment Trusts -- 1.0%
       10,000 FelCor Lodging LP, Senior Note,
              9.000%, 6/01/2011                                    10,950
       20,000 Host Marriott LP,
              6.375%, 3/15/2015                                    19,950
       20,000 Simon Property Group LP,
              4.875%, 8/15/2010                                    19,723
                                                          ---------------
                                                                   50,623
                                                          ---------------
              Telecommunications -- 2.9%
       50,000 Corning, Inc.,
              5.900%, 3/15/2014                                    50,480
        5,000 Level 3 Communications, Inc.,
              2.875%, 7/15/2010                                     3,156
       35,000 Lucent Technologies, Inc.,
              6.450%, 3/15/2029                                    30,012

                See accompanying notes to financial statements.

Investments as of December 31, 2005

  Principal
   Amount        Description                                                       Value (a)
------------------------------------------------------------------------------------------------
                 Telecommunications - continued
$      25,000    Nortel Networks Corp.,
                 6.875%, 9/01/2023                                              $        22,375
       45,000    Qwest Capital Funding, Inc.,
                 7.750%, 2/15/2031                                                       43,200
                                                                                ---------------
                                                                                        149,223
                                                                                ---------------
                 Treasuries -- 14.5%
       58,119    U.S. Treasury Bond,
                 2.375%, 1/15/2025(c)                                                    61,084
      117,829    U.S. Treasury Bond,
                 3.375%, 4/15/2032(c)                                                   153,279
       26,079    U.S. Treasury Note,
                 1.625%, 1/15/2015                                                       25,124
       54,226    U.S. Treasury Note,
                 1.875%, 7/15/2013(c)                                                    53,485
      101,452    U.S. Treasury Note,
                 2.000%, with various maturities to 2014(c)(d)                          100,881
       88,626    U.S. Treasury Note,
                 3.000%, 7/15/2012                                                       93,709
       34,334    U.S. Treasury Note,
                 3.500%, 1/15/2011(c)                                                    36,694
      117,129    U.S. Treasury Note,
                 3.625%, 1/15/2008(c)                                                   120,272
       30,364    U.S. Treasury Note,
                 3.875%, 1/15/2009(c)                                                    31,913
       59,196    U.S. Treasury Note,
                 4.250%, 1/15/2010(c)                                                    64,172
                                                                                ---------------
                                                                                        740,613
                                                                                ---------------
                 Total Bonds and Notes (Identified Cost $2,664,751)                   2,665,370
                                                                                ---------------
   Shares
------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.2%
                 Diversified Financial Services -- 0.2%
          250    Newell Financial Trust I,
                 5.250%, 12/01/27                                                        10,250
                                                                                ---------------
                 Total Preferred Stocks (Identified Cost $10,563)                        10,250
                                                                                ---------------
                 Total Investments -- 96.9%
                 (Identified Cost $4,918,126)(b)                                      4,951,670
                 Other assets less liabilities -- 3.1%                                  160,578
                                                                                ---------------
                 Net Assets -- 100%                                             $     5,112,248
                                                                                ===============
          (a)    See Note 2a of Notes to Financial Statements.
          (b)    Federal Tax Information:
                 At December 31, 2005, the net unrealized appreciation on
                 investments based on cost of $4,918,397 for federal income tax purposes was as follows:
                 Aggregate gross unrealized appreciation for all investments in
                 which there is an excess of value over tax cost                $        66,080
                 Aggregate gross unrealized depreciation for all investments in
                 which there is an excess of tax cost over value                        (32,807)
                                                                                ---------------
                 Net unrealized appreciation                                    $        33,273
                                                                                ===============
          (c)    Treasury Inflation Protected Security (TIPS).
          (d)    All separate investments in United States Treasury Notes which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of these securities amounted to
      $90,026 or 1.8% of net assets.
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
  MTN Medium Term Note
 REIT Real Estate Investment Trust

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Government Agencies            20.3%
                      Treasuries                     14.5
                      Banks                           5.6
                      REITs - Apartments              4.6
                      REITs - Office                  4.4
                      Diversified Financial Services  4.3
                      Electric                        3.9
                      Telecommunications              3.5
                      REITs - Industrial              3.5
                      REITs - Regional Malls          3.3
                      REITs - Shopping Centers        3.3
                      Insurance                       2.3
                      Others, less than 2% each      23.4

                See accompanying notes to financial statements.

        IXIS MODERATE DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2005


   Shares       Description                                                   Value (a)
------------------------------------------------------------------------------------------
Common Stocks -- 66.8% of Net Assets
                Advertising -- 0.4%
       6,825    Getty Images, Inc.(d)                                      $       609,268
                                                                           ---------------
                Aerospace & Defense -- 1.0%
      12,000    Honeywell International, Inc.                                      447,000
      21,300    Raytheon Co.                                                       855,195
                                                                           ---------------
                                                                                 1,302,195
                                                                           ---------------
                Airlines -- 0.1%
       2,650    British Airways PLC, Sponsored ADR(d)(e)                           152,375
                                                                           ---------------
                Apparel -- 0.9%
      26,325    Coach, Inc.(d)                                                     877,675
      12,200    Jones Apparel Group, Inc.                                          374,784
                                                                           ---------------
                                                                                 1,252,459
                                                                           ---------------
                Auto Manufacturers -- 0.3%
       5,100    Navistar International Corp.(d)                                    145,962
      12,830    Nissan Motor Co., Ltd., Sponsored ADR(e)                           262,245
                                                                           ---------------
                                                                                   408,207
                                                                           ---------------
                Banks -- 2.5%
      11,835    ABN AMRO Holding NV, Sponsored ADR                                 309,367
      21,580    Banco Santander Central Hispano SA, ADR                            284,640
       4,710    Bank of Yokohama, Ltd., Sponsored ADR(e)                           387,633
       7,750    BNP Paribas, ADR(e)                                                311,938
       6,270    Credit Suisse Group, Sponsored ADR(e)                              319,456
       5,575    DBS Group Holdings, Ltd., Sponsored ADR(e)                         220,213
       3,010    Deutsche Bank AG, Registered(e)                                    291,579
       2,435    HSBC Holdings PLC, Sponsored ADR(e)                                195,944
      59,230    Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR(e)         604,146
       9,800    U.S. Bancorp                                                       292,922
       2,600    Westpac Banking Corp.                                              217,308
                                                                           ---------------
                                                                                 3,435,146
                                                                           ---------------
                Beverages -- 1.2%
       3,900    Coca-Cola Co. (The)                                                157,209
      13,000    Diageo PLC, Sponsored ADR                                          757,900
      12,325    PepsiCo, Inc.                                                      728,161
                                                                           ---------------
                                                                                 1,643,270
                                                                           ---------------
                Biotechnology -- 1.3%
       6,700    Amgen, Inc.(d)                                                     528,362
      10,600    Genentech, Inc.(d)                                                 980,500
       3,000    Invitrogen Corp.(d)                                                199,920
                                                                           ---------------
                                                                                 1,708,782
                                                                           ---------------
                Building Materials -- 1.0%
       7,900    Martin Marietta Materials, Inc.                                    606,088
      25,800    Masco Corp.                                                        778,902
                                                                           ---------------
                                                                                 1,384,990
                                                                           ---------------
                Chemicals -- 1.8%
       4,800    Ashland, Inc.                                                      277,920
      13,000    Chemtura Corp.                                                     165,100
       8,800    Ciba Specialty Chemicals AG, Sponsored ADR(e)                      284,240
       5,900    Cytec Industries, Inc.                                             281,017
      16,600    Engelhard Corp.                                                    500,490
       6,100    FMC Corp.(d)                                                       324,337
      35,800    Hercules, Inc.(d)                                                  404,540
       3,200    Minerals Technologies, Inc.                                        178,848
                                                                           ---------------
                                                                                 2,416,492
                                                                           ---------------

   Shares    Description                                              Value (a)
-------------------------------------------------------------------------------------
             Commercial Services -- 2.1%
      16,200 Copart, Inc.(d)                                       $       373,572
      27,400 Gartner, Inc.(d)                                              353,460
       4,100 ITT Educational Services, Inc.(d)                             242,351
      13,500 Keane, Inc.(d)                                                148,635
      10,775 Monster Worldwide, Inc.(d)                                    439,836
      14,125 Moody's Corp.                                                 867,557
       9,000 MPS Group, Inc.(d)                                            123,030
       8,200 Paychex, Inc.                                                 312,584
                                                                   ---------------
                                                                         2,861,025
                                                                   ---------------
             Computers -- 4.3%
      18,775 Apple Computer, Inc.(d)                                     1,349,735
       9,150 Cognizant Technology Solutions Corp.(d)                       460,703
      27,000 Dell, Inc.(d)                                                 809,730
      78,750 Hewlett-Packard Co.                                         2,254,612
       8,450 SanDisk Corp.(d)                                              530,829
     120,800 Sun Microsystems, Inc.(d)                                     506,152
                                                                   ---------------
                                                                         5,911,761
                                                                   ---------------
             Distribution & Wholesale -- 0.3%
       5,620 Marubeni Corp., ADR                                           300,951
      11,200 Sumitomo Corp., Sponsored ADR                                 142,240
                                                                   ---------------
                                                                           443,191
                                                                   ---------------
             Diversified Financial Services -- 7.2%
      16,100 American Express Co.                                          828,506
       3,220 Ameriprise Financial, Inc.                                    132,020
      19,850 Ameritrade Holding Corp.                                      476,400
       1,700 Chicago Mercantile Exchange Holdings, Inc.                    624,733
      19,700 Citigroup, Inc.                                               956,041
      12,375 Franklin Resources, Inc.                                    1,163,373
       5,300 Goldman Sachs Group, Inc.                                     676,863
      35,600 JPMorgan Chase & Co.                                        1,412,964
       9,000 Legg Mason, Inc.                                            1,077,210
       2,875 Lehman Brothers Holdings, Inc.                                368,489
      23,900 Morgan Stanley                                              1,356,086
      21,400 Nomura Holdings, Inc.(e)                                      411,308
       5,025 T. Rowe Price Group, Inc.                                     361,951
                                                                   ---------------
                                                                         9,845,944
                                                                   ---------------
             Electric -- 0.2%
       7,400 E.ON AG, Sponsored ADR                                        255,448
                                                                   ---------------
             Electrical Components & Equipment -- 0.1%
      21,165 Johnson Electric Holdings, Ltd., Sponsored ADR(e)             198,951
                                                                   ---------------
             Electronics -- 0.7%
      29,170 Celestica, Inc.(d)                                            308,035
      10,855 Koninklijke (Royal) Philips Electronics NV, NY Shares         337,591
      38,315 NEC Corp., ADR(e)                                             237,170
                                                                   ---------------
                                                                           882,796
                                                                   ---------------
             Engineering & Construction -- 0.4%
      54,945 ABB, Ltd., Sponsored ADR(d)                                   534,065
                                                                   ---------------
             Environmental Control -- 0.2%
      31,400 Allied Waste Industries, Inc.(d)(e)                           274,436
                                                                   ---------------
             Food -- 0.7%
       3,820 Nestle SA, Sponsored ADR                                      284,781
       4,760 Unilever PLC, Sponsored ADR                                   190,971
       6,800 Whole Foods Market, Inc.                                      526,252
                                                                   ---------------
                                                                         1,002,004
                                                                   ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares    Description                                 Value (a)
---------------------------------------------------------------------
             Hand & Machine Tools -- 0.6%
      11,200 Kennametal, Inc.                         $       571,648
       6,000 Stanley Works (The)                              288,240
                                                      ---------------
                                                              859,888
                                                      ---------------
             Health Care -- 0.2%
      12,000 Cambrex Corp.(e)                                 225,240
                                                      ---------------
             Health Care - Capital Equipment -- 0.5%
       4,000 Applera Corp. - Applied Biosystems Group         106,240
      19,400 Thermo Electron Corp.(d)                         584,522
                                                      ---------------
                                                              690,762
                                                      ---------------
             Health Care - Products -- 2.5%
      20,800 Baxter International, Inc.                       783,120
       4,700 Johnson & Johnson                                282,470
      16,300 Medtronic, Inc.                                  938,391
      14,575 St. Jude Medical, Inc.(d)                        731,665
       6,400 STERIS Corp.                                     160,128
       8,075 Zimmer Holdings, Inc.(d)                         544,578
                                                      ---------------
                                                            3,440,352
                                                      ---------------
             Health Care - Services -- 2.0%
       8,750 Aetna, Inc.                                      825,213
      20,300 UnitedHealth Group, Inc.                       1,261,442
       8,475 WellPoint, Inc.(d)                               676,220
                                                      ---------------
                                                            2,762,875
                                                      ---------------
             Holding Companies - Diversified -- 0.2%
       5,300 Hutchison Whampoa, Ltd., ADR                     251,220
                                                      ---------------
             Home Furnishings -- 0.6%
      22,300 Furniture Brands International, Inc.(e)          497,959
       6,815 Sony Corp., Sponsored ADR                        278,052
                                                      ---------------
                                                              776,011
                                                      ---------------
             Household Products & Wares -- 0.8%
       8,500 Fortune Brands, Inc.                             663,170
      17,100 Newell Rubbermaid, Inc.                          406,638
                                                      ---------------
                                                            1,069,808
                                                      ---------------
             Insurance -- 1.2%
       6,800 Aflac, Inc.                                      315,656
       9,820 Axa, Sponsored ADR                               317,481
       9,645 ING Groep NV, Sponsored ADR                      335,839
       4,100 MGIC Investment Corp.                            269,862
       4,775 Prudential Financial, Inc.                       349,482
                                                      ---------------
                                                            1,588,320
                                                      ---------------
             Internet -- 2.3%
      13,975 eBay, Inc.(d)                                    604,419
       3,700 Google, Inc., Class A(d)                       1,534,982
      26,525 Yahoo!, Inc.(d)                                1,039,249
                                                      ---------------
                                                            3,178,650
                                                      ---------------
             Leisure Time -- 1.4%
      20,500 Carnival Corp.                                 1,096,135
      15,900 Harley-Davidson, Inc.                            818,691
                                                      ---------------
                                                            1,914,826
                                                      ---------------
             Machinery - Diversified -- 0.6%
       3,700 Flowserve Corp.(d)                               146,372
      30,800 Symbol Technologies, Inc.                        394,856
       6,600 Zebra Technologies Corp.(d)                      282,810
                                                      ---------------
                                                              824,038
                                                      ---------------

   Shares    Description                                       Value (a)
---------------------------------------------------------------------------
             Media -- 4.1%
       6,350 British Sky Broadcasting PLC(e)                $       220,218
       9,400 Comcast Corp., Special Class A(d)                      241,486
      20,300 DIRECTV Group (The), Inc.(d)                           286,636
      18,100 Entercom Communications Corp.(d)                       537,027
     116,200 Liberty Media Corp., Class A(d)                        914,494
      75,200 Time Warner, Inc.                                    1,311,488
      25,400 Viacom, Inc., Class B                                  828,040
       9,500 Vivendi Universal SA                                   298,585
      40,300 Walt Disney Co. (The)                                  965,991
                                                            ---------------
                                                                  5,603,965
                                                            ---------------
             Metal Fabricate & Hardware -- 0.2%
      10,300 Mueller Industries, Inc.                               282,426
                                                            ---------------
             Metals -- 0.2%
       7,940 Alcan, Inc.                                            325,143
                                                            ---------------
             Miscellaneous - Manufacturing -- 2.4%
       4,700 Carlisle Cos., Inc.                                    325,005
      11,600 Crane Co.                                              409,132
      22,200 Federal Signal Corp.(e)                                333,222
      19,450 General Electric Co.                                   681,722
      15,750 Kawasaki Heavy Industries, Ltd., Sponsored ADR         226,800
      45,100 Tyco International, Ltd.                             1,301,586
                                                            ---------------
                                                                  3,277,467
                                                            ---------------
             Office & Business Equipment -- 0.6%
       5,210 Canon, Inc., Sponsored ADR                             306,504
      31,100 Xerox Corp.(d)                                         455,615
                                                            ---------------
                                                                    762,119
                                                            ---------------
             Oil & Gas -- 1.3%
       4,440 BP PLC, Sponsored ADR                                  285,137
       2,835 ENI SpA, Sponsored ADR(e)                              395,369
       9,600 Southwestern Energy Co.                                345,024
       2,790 Total SA, Sponsored ADR(e)                             352,656
       7,825 XTO Energy, Inc.                                       343,830
                                                            ---------------
                                                                  1,722,016
                                                            ---------------
             Packaging & Containers -- 0.3%
       1,700 Aptargroup, Inc.                                        88,740
       3,100 Ball Corp.                                             123,132
       8,500 Sonoco Products Co.                                    249,900
                                                            ---------------
                                                                    461,772
                                                            ---------------
             Pharmaceuticals -- 2.4%
       5,800 Abbott Laboratories                                    228,694
       4,990 AstraZeneca PLC, Sponsored ADR                         242,514
      20,075 Caremark Rx, Inc.(d)                                 1,039,684
       9,550 Gilead Sciences, Inc.(d)                               502,617
       6,255 GlaxoSmithKline PLC, ADR                               315,752
       6,020 Novartis AG, ADR                                       315,930
       4,965 Schering AG, ADR(e)                                    332,208
      12,030 Serono SA(e)                                           238,916
                                                            ---------------
                                                                  3,216,315
                                                            ---------------
             Processing/Business Services -- 0.6%
       6,475 Express Scripts, Inc.(d)                               542,605
       7,500 Investors Financial Services Corp.(e)                  276,225
                                                            ---------------
                                                                    818,830
                                                            ---------------
             Real Estate -- 0.4%
       8,475 CB Richard Ellis Group, Inc., Class A(d)               498,754
                                                            ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2005

   Shares     Description                                                       Value (a)
--------------------------------------------------------------------------------------------
              Restaurants -- 1.1%
       43,900 McDonald's Corp.                                               $     1,480,308
                                                                             ---------------
              Retail -- 5.9%
       12,400 Chico's FAS, Inc.(d)                                                   544,732
        8,400 Costco Wholesale Corp.                                                 415,548
       23,200 Foot Locker, Inc.                                                      547,288
       16,000 Gap (The), Inc.                                                        282,240
       25,600 Home Depot, Inc.                                                     1,036,288
       45,060 Kingfisher PLC, Sponsored ADR(e)                                       371,745
        9,800 Kohl's Corp.(d)                                                        476,280
        3,800 Limited Brands, Inc.                                                    84,930
       12,750 Lowe's Cos, Inc.                                                       849,915
       16,100 NBTY, Inc.(d)(e)                                                       261,625
       13,500 RadioShack Corp.                                                       283,905
        6,200 Regis Corp.                                                            239,134
       14,280 Signet Group PLC, Sponsored ADR(e)                                     266,893
       17,225 Starbucks Corp.(d)                                                     516,923
        8,625 Target Corp.                                                           474,116
       12,300 Urban Outfitters, Inc.(d)                                              311,313
       23,200 Wal-Mart Stores, Inc.                                                1,085,760
                                                                             ---------------
                                                                                   8,048,635
                                                                             ---------------
              Semiconductors -- 2.4%
       12,975 Advanced Micro Devices, Inc.(d)                                        397,035
       61,100 Intel Corp.                                                          1,525,056
        6,700 International Rectifier Corp.(d)                                       213,730
       17,120 STMicroelectronics NV(e)                                               308,160
       26,500 Texas Instruments, Inc.                                                849,855
                                                                             ---------------
                                                                                   3,293,836
                                                                             ---------------
              Software -- 1.5%
        8,800 Acxiom Corp.                                                           202,400
       16,775 Adobe Systems, Inc.                                                    620,004
       24,225 Microsoft Corp.                                                        633,484
        7,100 ProQuest Co., (d)(e)                                                   198,161
       12,200 Reynolds & Reynolds Co. (The), Class A                                 342,454
                                                                             ---------------
                                                                                   1,996,503
                                                                             ---------------
              Telecommunications -- 2.7%
        4,500 ADTRAN, Inc.                                                           133,830
       34,500 Corning, Inc.(d)                                                       678,270
       11,400 France Telecom SA, (e)                                                 283,176
       17,075 Juniper Networks, Inc.(d)                                              380,772
       33,700 Motorola, Inc.                                                         761,283
       12,670 Nokia OYJ, Sponsored ADR                                               231,861
       18,900 QUALCOMM, Inc.                                                         814,212
       10,875 Telefonica Moviles SA, ADR(e)                                          113,753
       15,255 Vodafone Group PLC, Sponsored ADR                                      327,525
                                                                             ---------------
                                                                                   3,724,682
                                                                             ---------------
              Toys, Games & Hobbies -- 0.3%
       25,080 Nintendo Co., Ltd., ADR(e)                                             374,946
                                                                             ---------------
              Transportation -- 0.6%
        9,800 Union Pacific Corp.                                                    788,998
                                                                             ---------------
              Water -- 0.2%
        7,020 Suez SA, ADR(e)                                                        219,305
                                                                             ---------------
              Total Common Stocks (Identified Cost $83,028,525)                   91,000,815
                                                                             ---------------
  Principal
   Amount
--------------------------------------------------------------------------------------------
Bonds and Notes -- 32.2%
              Asset Backed Securities -- 0.3%
$     100,000 Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3,
              3.100%, 3/10/2010(e)                                                    96,452

  Principal
   Amount     Description                                                       Value (a)
--------------------------------------------------------------------------------------------
              Asset Backed Securities - continued
$     277,000 Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6,
              2.900%, 5/17/2010                                              $       265,188
                                                                             ---------------
                                                                                     361,640
                                                                             ---------------
              Auto Manufacturers -- 0.3%
      445,000 DaimlerChrysler North America Holding Corp.,
              6.400%, 5/15/2006                                                      447,207
                                                                             ---------------
              Banks -- 0.7%
      820,000 Bank of America Corp., Subordinated Note,
              7.400%, 1/15/2011                                                      903,250
                                                                             ---------------
              Diversified Financial Services -- 5.3%
      450,000 American General Finance Corp.,
              5.375%, 10/01/2012                                                     452,288
      475,000 CIT Group, Inc., Senior Note,
              4.000%, 5/08/2008                                                      464,660
      895,000 Countrywide Home Loans, Inc., (MTN),
              5.500%, 2/01/2007                                                      899,347
      850,000 General Electric Capital Corp., (MTN),
              6.000%, 6/15/2012                                                      895,212
      825,000 Household Finance Corp.,
              4.625%, 1/15/2008                                                      819,562
       90,000 Household Finance Corp.,
              8.000%, 7/15/2010                                                      100,402
      910,000 John Deere Capital Corp., Global Note,
              4.500%, 8/22/2007                                                      904,334
      913,000 Lehman Brothers Holdings, Inc., Global Note,
              6.250%, 5/15/2006(e)                                                   917,625
      900,000 Morgan Stanley Dean Witter & Co., Global Note,
              6.100%, 4/15/2006                                                      903,162
      885,000 USA Education, Inc.,
              5.625%, 4/10/2007(e)                                                   890,298
                                                                             ---------------
                                                                                   7,246,890
                                                                             ---------------
              Electric -- 1.7%
      220,000 Carolina Power & Light,
              6.500%, 7/15/2012                                                      235,706
      865,000 Dominion Resources, Inc.,
              5.700%, 9/17/2012                                                      879,543
      910,000 Duke Energy Corp., Senior Note,
              4.200%, 10/01/2008                                                     889,998
      255,000 Progress Energy, Inc.,
              7.100%, 3/01/2011(e)                                                   275,125
                                                                             ---------------
                                                                                   2,280,372
                                                                             ---------------
              Government Agencies -- 13.4%
    2,178,023 FHLMC,
              4.000%, with various maturities to 2020(c)                           2,079,198
    1,218,271 FHLMC,
              4.500%, 6/01/2035                                                    1,146,190
      845,000 FHLMC,
              4.875%, 3/15/2007                                                      845,947
      945,000 FHLMC,
              5.250%, 1/15/2006                                                      945,169
      658,197 FHLMC,
              5.500%, with various maturities to 2020(c)                             662,381
       33,909 FHLMC,
              6.000%, 6/01/2035                                                       34,287
    1,237,034 FHLMC,
              6.500%, with various maturities to 2035(c)                           1,267,914

                See accompanying notes to financial statements.

Investments as of December 31, 2005

  Principal
   Amount     Description                                            Value (a)
---------------------------------------------------------------------------------
              Government Agencies - continued
$   1,500,000 FNMA,
              3.250%, 1/15/2008                                   $     1,457,165
    1,273,093 FNMA,
              4.000%, with various maturities to 2020(c)                1,216,304
    1,239,430 FNMA,
              4.500%, with various maturities to 2035(c)                1,167,259
    3,353,074 FNMA,
              5.000%, with various maturities to 2035(c)                3,248,990
    2,627,884 FNMA,
              5.500%, with various maturities to 2034(c)                2,644,313
    1,344,926 FNMA,
              6.500%, with various maturities to 2034(c)                1,381,299
      160,606 GNMA,
              6.500%, 10/20/2034                                          166,506
                                                                  ---------------
                                                                       18,262,922
                                                                  ---------------
              Insurance -- 0.7%
      900,000 Marsh & McLennan Cos, Inc.,
              5.750%, 9/15/2015                                           907,232
                                                                  ---------------
              Media -- 0.3%
      390,000 Time Warner, Inc.,
              7.625%, 4/15/2031                                           434,323
                                                                  ---------------
              Metals -- 0.6%
      910,000 Alcan, Inc., Senior Note,
              4.875%, 9/15/2012                                           891,168
                                                                  ---------------
              Pipelines -- 0.7%
      845,000 Kinder Morgan, Inc., Senior Note,
              6.500%, 9/01/2012(e)                                        895,179
                                                                  ---------------
              Real Estate Investment Trusts -- 0.3%
      450,000 Simon Property Group LP,
              4.600%, 6/15/2010                                           438,683
                                                                  ---------------
              Telecommunications -- 1.0%
      900,000 SBC Communications,
              5.100%, 9/15/2014                                           879,194
      415,000 Sprint Capital Corp.,
              6.875%, 11/15/2028                                          453,466
                                                                  ---------------
                                                                        1,332,660
                                                                  ---------------
              Treasuries -- 6.9%
    1,305,000 U.S. Treasury Bond,
              5.250%, with various maturities to 2029(c)(e)             1,423,776
    2,180,000 U.S. Treasury Bond,
              5.375%, 2/15/2031                                         2,448,752
      870,000 U.S. Treasury Note,
              2.375%, 8/15/2006(e)                                        859,295
      375,000 U.S. Treasury Note,
              3.250%, 1/15/2009(e)                                        363,091
    2,630,000 U.S. Treasury Note,
              4.500%, 11/15/2010(e)                                     2,644,178
    1,615,000 U.S. Treasury Note,
              6.250%, 2/15/2007(e)                                      1,646,039
                                                                  ---------------
                                                                        9,385,131
                                                                  ---------------
              Total Bonds and Notes (Identified Cost $44,174,425)      43,786,657
                                                                  ---------------

   Shares/
  Principal
   Amount     Description                                                                Value (a)
---------------------------------------------------------------------------------------------------------
Short Term Investments -- 10.5%
   13,111,913 State Street Navigator Securities Lending Prime Portfolio(f)            $    13,111,913
$   1,193,335 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/30/2005 at 2.05% to be repurchased at
              $1,193,606 on 1/03/2006, collateralized by $1,015,000 U.S.
              Treasury Bond, 6.00% due 2/15/2026 valued at $1,227,826                       1,193,335
                                                                                       ---------------
              Total Short-Term Investments (Identified Cost $14,305,248)                   14,305,248
                                                                                       ---------------
              Total Investments -- 109.5%
              (Identified Cost $141,508,198)(b)                                           149,092,720
              Other assets less liabilities -- (9.5)%                                     (12,915,916)
                                                                                       ---------------
              Net Assets -- 100%                                                          136,176,804
                                                                                       ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At December 31, 2005, the net unrealized appreciation on investments based on cost of
              $141,856,055 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                         $     9,872,107
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                              (2,635,442)
                                                                                       ---------------
              Net unrealized appreciation                                             $     7,236,665
                                                                                       ===============
          (c) All separate investments in mortgage related securities of the Federal Home Loan Mortgage
              Corporation and Federal National Mortgage Association which are interests in separate pools of mortgages, and in United States Treasury Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
          (d) Non-income producing security.
          (e) All or a portion of this security was on loan to brokers at December 31, 2005.
          (f) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
          MTN Medium Term Note
        FHLMC Federal Home Loan Mortgage Corporation
         FNMA Federal National Mortgage Association
         GNMA Government National Mortgage Association

Holdings at December 31, 2005 as a Percentage of Net Assets (unaudited)

                      Government Agencies            13.4%
                      Diversified Financial Services 12.5
                      Treasuries                      6.9
                      Retail                          5.9
                      Media                           4.4
                      Computers                       4.3
                      Telecommunications              3.7
                      Banks                           3.2
                      Health Care - Products          2.5
                      Semiconductors                  2.4
                      Miscellaneous - Manufacturing   2.4
                      Pharmaceuticals                 2.4
                      Internet                        2.3
                      Commercial Services             2.1
                      Health Care - Services          2.0
                      Others, less than 2% each      28.6

                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS & LIABILITIES

December 31, 2005

                                                  IXIS                   IXIS                  IXIS
                                                 Equity                 Income               Moderate
                                               Diversified            Diversified           Diversified
                                                Portfolio              Portfolio             Portfolio
                                          ---------------------  --------------------- ---------------------
                                          ---------------------  --------------------- ---------------------
ASSETS
 Investments at cost                      $          28,965,034  $           4,918,126 $         141,508,198
 Net unrealized appreciation                          1,944,796                 33,544             7,584,522
                                          ---------------------  --------------------- ---------------------
   Investments at value (a)                          30,909,830              4,951,670           149,092,720
 Cash                                                   137,957                152,649               206,759
 Receivable for Fund shares sold                         69,195                     --               160,168
 Receivable for securities sold                          41,251                     --               242,280
 Dividends and interest receivable                       25,677                 46,303               574,668
 Tax reclaims receivable                                    811                     --                 3,845
 Receivable from investment adviser                          --                 36,985                 4,645
 Securities lending income receivable                       140                     --                 1,018
                                          ---------------------  --------------------- ---------------------
   TOTAL ASSETS                                      31,184,861              5,187,607           150,286,103
                                          ---------------------  --------------------- ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value (Note 2)                                     1,616,555                     --            13,111,913
 Payable for securities purchased                       336,761                  9,232               270,636
 Payable for Fund shares redeemed                            --                     --               275,605
 Dividends payable                                           --                 16,438                    --
 Management fees payable                                134,426                  2,384                87,642
 Deferred Trustees' fees                                  7,867                     --                14,457
 Administrative fees payable                              9,452                  9,247                 6,856
 Expense recapture payable (Note 4)                          --                     --               263,368
 Other accounts payable and accrued
   expenses                                              23,309                 38,058                78,822
                                          ---------------------  --------------------- ---------------------
   TOTAL LIABILITIES                                  2,128,370                 75,359            14,109,299
                                          ---------------------  --------------------- ---------------------
NET ASSETS                                $          29,056,491  $           5,112,248 $         136,176,804
                                          =====================  ===================== =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $          27,177,857  $           5,075,126 $         128,486,169
 Undistributed (overdistributed) net
   investment income (loss)                              (7,867)                    --                68,273
 Accumulated net realized gain (loss)
   on investments                                       (58,295)                 3,578                37,840
 Net unrealized appreciation on
   investments                                        1,944,796                 33,544             7,584,522
                                          ---------------------  --------------------- ---------------------
NET ASSETS                                $          29,056,491  $           5,112,248 $         136,176,804
                                          =====================  ===================== =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $          11,651,569  $           5,073,507 $          47,908,241
                                          =====================  ===================== =====================
   Shares of beneficial interest                      1,075,765                503,779             4,378,905
                                          =====================  ===================== =====================
   Net asset value and redemption price
    per share                             $               10.83  $               10.07 $               10.94
                                          =====================  ===================== =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value) (See Note 1)         $               11.49  $               10.54 $               11.61
                                          =====================  ===================== =====================
 Class C shares:
   Net assets                             $          17,404,922  $              38,741 $          88,268,563
                                          =====================  ===================== =====================
   Shares of beneficial interest                      1,616,747                  3,848             8,094,457
                                          =====================  ===================== =====================
   Net asset value and offering price
    per share (redemption price per
    share is equal to net asset value
    less any applicable contingent
    deferred sales charge) (See Note 1)   $               10.77  $               10.07 $               10.90
                                          =====================  ===================== =====================
(a) Including securities on loan with
market values of:                         $           1,563,053  $                  -- $          12,740,013
                                          =====================  ===================== =====================

                See accompanying notes to financial statements.

                           STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

                                                                IXIS                   IXIS                   IXIS
                                                               Equity                 Income                Moderate
                                                             Diversified            Diversified            Diversified
                                                            Portfolio (a)          Portfolio (b)            Portfolio
                                                        ---------------------  ---------------------  ---------------------
                                                        ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
  Dividends                                             $             199,044  $              12,042  $             967,081
  Interest                                                             15,221                 17,826              1,674,468
  Securities lending income                                               420                     --                 19,545
  Less net foreign taxes withheld                                      (6,092)                   (24)               (31,481)
                                                        ---------------------  ---------------------  ---------------------
                                                                      208,593                 29,844              2,629,613
                                                        ---------------------  ---------------------  ---------------------
  Expenses
   Management fees                                                    133,846                  3,374                897,702
   Service fees - Class A                                              18,145                  1,526                107,928
   Service and distribution fees - Class C                             94,729                     30                765,226
   Trustees' fees and expenses                                         14,093                     30                 19,378
   Administrative fees                                                 94,459                 13,562                 64,343
   Custodian fees                                                     118,417                  1,838                133,665
   Transfer agent fees and expenses                                    42,976                    245                160,445
   Audit fees                                                          25,000                 30,000                 12,713
   Legal fees                                                           1,184                     31                  7,502
   Shareholder reporting                                               12,604                  7,500                 29,651
   Registration                                                        11,977                    590                  6,140
   Expense waiver recapture (Note 4)                                       --                     --                263,368
   Miscellaneous                                                        4,934                     --                  3,445
                                                        ---------------------  ---------------------  ---------------------
  Total expenses before reimbursement/waiver                          572,364                 58,726              2,471,506
   Less reimbursement/waiver                                         (223,494)               (51,035)               (13,660)
                                                        ---------------------  ---------------------  ---------------------
  Net expenses                                                        348,870                  7,691              2,457,846
                                                        ---------------------  ---------------------  ---------------------
  Net investment income (loss)                                       (140,277)                22,153                171,767
                                                        ---------------------  ---------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on:
   Investments - net                                                    9,421                  2,634                890,157
  Change in unrealized appreciation (depreciation) on:
   Investments - net                                                1,944,796                 33,544              4,320,133
                                                        ---------------------  ---------------------  ---------------------
  Net realized and unrealized gain on investments                   1,954,217                 36,178              5,210,290
                                                        ---------------------  ---------------------  ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $           1,813,940  $              58,331  $           5,382,057
                                                        =====================  =====================  =====================

(a)Commenced operations on January 31, 2005.
(b)Commenced operations on November 17, 2005.

                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                            IXIS Equity            IXIS Income
                                                                       Diversified Portfolio  Diversified Portfolio
                                                                       ---------------------  ---------------------
                                                                          For the Period         For the Period
                                                                       January 31, 2005 (a)   November 17, 2005 (a)
                                                                              through                through
                                                                           December 31,           December 31,
                                                                               2005                   2005
                                                                       ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                         $            (140,277) $              22,153
  Net realized gain on investments                                                     9,421                  2,634
  Net change in unrealized appreciation (depreciation) of investments              1,944,796                 33,544
                                                                       ---------------------  ---------------------
  Net increase in net assets resulting from operations                             1,813,940                 58,331
                                                                       ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                --                (22,662)
   Class C                                                                                --                   (103)
  Net realized capital gain
   Class A                                                                                --                     --
   Class C                                                                                --                     --
                                                                       ---------------------  ---------------------
                                                                                          --                (22,765)
                                                                       ---------------------  ---------------------
INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (Note 9):                  27,242,551              5,076,682
                                                                       ---------------------  ---------------------
  Total increase in net assets                                                    29,056,491              5,112,248
NET ASSETS
  Beginning of the period                                                                 --                     --
                                                                       ---------------------  ---------------------
  End of the period                                                    $          29,056,491  $           5,112,248
                                                                       =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)           $              (7,867) $                  --
                                                                       =====================  =====================

                                                                                       IXIS Moderate
                                                                                   Diversified Portfolio
                                                                       --------------------------------------------
                                                                                                   For the Period
                                                                                                  July 15, 2004 (a)
                                                                             Year Ended                through
                                                                            December 31,            December 31,
                                                                                2005                    2004
                                                                       ---------------------    ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                         $             171,767    $              49,574
  Net realized gain on investments                                                   890,157                  141,889
  Net change in unrealized appreciation (depreciation) of investments              4,320,133                3,264,389
                                                                       ---------------------    ---------------------
  Net increase in net assets resulting from operations                             5,382,057                3,455,852
                                                                       ---------------------    ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                          (360,094)                 (45,390)
   Class C                                                                           (74,730)                 (43,309)
  Net realized capital gain
   Class A                                                                          (221,549)                      --
   Class C                                                                          (402,202)                      --
                                                                       ---------------------    ---------------------
                                                                                  (1,058,575)                 (88,699)
                                                                       ---------------------    ---------------------
INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (Note 9):                  59,020,971               69,465,198
                                                                       ---------------------    ---------------------
  Total increase in net assets                                                    63,344,453               72,832,351
NET ASSETS
  Beginning of the period                                                         72,832,351                       --
                                                                       ---------------------    ---------------------
  End of the period                                                    $         136,176,804    $          72,832,351
                                                                       =====================    =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)           $              68,273    $             (34,846)
                                                                       =====================    =====================

(a)Commencement of operations.

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.

                                                    Income (loss) from investment operations:
                                                  ---------------------------------------------
                                      Net asset
                                       value,           Net         Net realized
                                      beginning      investment    and unrealized  Total from
                                         of            income      gain (loss) on  investment
                                       period        (loss) (b)     investments    operations
                                    ------------- -------------    -------------- -------------
IXIS EQUITY DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005(g)                     $       10.00 $       (0.04)   $        0.87  $        0.83
   Class C
  12/31/2005(g)                     $       10.00 $       (0.11)   $        0.88  $        0.77
IXIS INCOME DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005(i)                     $       10.00 $        0.04    $        0.08  $        0.12
   Class C
  12/31/2005(i)                     $       10.00 $        0.04    $        0.07  $        0.11
IXIS MODERATE DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005                        $       10.70 $        0.07    $        0.30  $        0.37
  12/31/2004(e)                     $       10.00 $        0.03(h) $        0.69  $        0.72
   Class C
  12/31/2005                        $       10.67 $       (0.01)   $        0.30  $        0.29
  12/31/2004(e)                     $       10.00 $        0.01(h) $        0.67  $        0.68

                                                Less distributions:
                                    -------------------------------------------

                                      Dividends    Distributions
                                         from        from net
                                    net investment   realized           Total
                                        income     capital gains    distributions
                                    -------------- -------------    -------------
IXIS EQUITY DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005(g)                     $          --  $          --    $          --
   Class C
  12/31/2005(g)                     $          --  $          --    $          --
IXIS INCOME DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005(i)                     $       (0.05) $          --    $       (0.05)
   Class C
  12/31/2005(i)                     $       (0.04) $          --    $       (0.04)
IXIS MODERATE DIVERSIFIED PORTFOLIO
   Class A
  12/31/2005                        $       (0.08) $       (0.05)   $       (0.13)
  12/31/2004(e)                     $       (0.02) $          --    $       (0.02)
   Class C
  12/31/2005                        $       (0.01) $       (0.05)   $       (0.06)
  12/31/2004(e)                     $       (0.01) $          --    $       (0.01)

(a)A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Portfolio's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
(d)Had certain expenses not been reduced during the period, total return would have been lower.
(e)For the period July 15, 2004 (inception) through December 31, 2004.
(f)Computed on an annualized basis for periods less than one year.
(g)For the period January 31, 2005 (inception) through December 31, 2005.
(h)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment income (loss) per share would have been $0.02 and $(0.01) for Class A and Class C shares, respectively, and the ratio of net investment income (loss) to average net assets would have been 0.51% and (0.14)% for Class A and Class C shares, respectively.
(i)For the period November 17, 2005 (inception) through December 31, 2005.
(j)Includes payment of expense waiver recapture of 0.22%. See Note 4.

                See accompanying notes to financial statements.

                                                     Ratios to average net assets:
                                            ---------------------------------------------

  Net asset                    Net assets,
   value,          Total         end of         Gross            Net        Net investment    Portfolio
   end of         return         period        expenses        expenses     income (loss)     turnover
   period         (%) (a)        (000's)       (%) (f)         (%) (f)         (%) (f)        rate (%)
------------- ------------    ------------- ------------    ------------    --------------   ------------
$       10.83          8.3(d) $      11,652         3.15            1.65(c)         (0.41)             72
$       10.77          7.7(d) $      17,405         3.61            2.40(c)         (1.17)             72
$       10.07          1.2(d) $       5,074         9.57            1.25(c)          3.61               2
$       10.07          1.1(d) $          39        10.31            2.00(c)          3.25               2
$       10.94          3.5(d) $      47,908         1.59(j)         1.58(c)          0.62              88
$       10.70          7.2(d) $      25,660         3.51            1.65(c)          0.71(h)           33
$       10.90          2.7(d) $      88,269         2.33(j)         2.32(c)         (0.13)             88
$       10.67          6.8(d) $      47,173         4.26            2.40(c)          0.12(h)           33

                         NOTES TO FINANCIAL STATEMENTS

December 31, 2005

1. Organization. IXIS Advisor Funds Trust I and IXIS Advisor Funds Trust III (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to Funds of the Trusts; the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds (the "Portfolios" and each a "Portfolio") are included in this report:

IXIS Advisor Funds Trust I:
IXIS Income Diversified Portfolio (the "Income Diversified Portfolio")

IXIS Advisor Funds Trust III:
IXIS Equity Diversified Portfolio (the "Equity Diversified Portfolio") IXIS Moderate Diversified Portfolio (the "Moderate Diversified Portfolio")

Income Diversified Portfolio commenced operations on November 17, 2005. Equity Diversified Portfolio commenced operations on January 31, 2005.

Each Portfolio offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%, except Class A shares of Income Diversified Portfolio which are sold with a maximum front-end sales charge of 4.50%. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge ("CDSC") of 1.00% if those shares are redeemed within one year.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Portfolio are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Portfolio if the Portfolio were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements. The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolios by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Portfolios by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on foreign exchanges are valued at the market price on the non--U.S. exchange, unless a Portfolio believes that an occurrence after the closing of that exchange will materially affect a security's value. In that case, the security may be fair valued at the time the Portfolio determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Portfolios may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Portfolio's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Portfolios' investment adviser and subadvisers, pursuant to procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Portfolio is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and non-class specific expenses are allocated on a pro rata basis to each class based on the relative value of settled shares of each class to the total Portfolio for the Income Diversified Portfolio and allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets for the Equity Diversified Portfolio and Moderate Diversified Portfolio. Realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Portfolio.

c. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

December 31, 2005


Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

The Portfolios may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Portfolio may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile that those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. The Portfolios may use forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Portfolios' investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Portfolios' Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Portfolio has committed to buy or sell represents the aggregate exposure to each currency the Portfolio has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2005, there were no open forward currency contracts.

e. Federal and Foreign Income Taxes. The Trusts treat each Portfolio as a separate entity for federal income tax purposes. Each Portfolio intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gain, at least annually. Accordingly, no provision for federal income tax has been made. A Portfolio may be subject to foreign taxes on income and gains on investments that are accrued based upon the Portfolio's understanding of the tax rules and regulations that exist in the countries in which the Portfolio invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydowns on mortgage-backed securities and net operating losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, wash sales, distributions from real estate investment trusts, gains realized from passive foreign investment companies, and premium amortization. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax character of distributions paid to shareholders during the years ended December 31, 2005 and 2004 was as follows:

                                    2005 Distributions Paid From:              2004 Distributions Paid From:
-                                   -----------------------------              -----------------------------
                                 Ordinary        Long-Term                  Ordinary     Long-Term
                                  Income       Capital Gains    Total        Income    Capital Gains    Total
-                                 ------       -------------    -----        ------    -------------    -----
                               ------------    ------------  ------------ ------------ ------------  ------------
Equity Diversified Portfolio   $         --    $         --  $         -- $         -- $         --  $         --
Income Diversified Portfolio         22,765              --        22,765           --           --            --
Moderate Diversified Portfolio      966,317          92,258     1,058,575       88,699          .--        88,699

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                           Equity      Income     Moderate
                                         Diversified Diversified Diversified
                                          Portfolio   Portfolio   Portfolio
   -                                      ---------   ---------   ---------
   Undistributed ordinary income         $       --    $ 2,416   $  318,234
   Undistributed long-term capital gains         --      1,433      150,193
                                         ----------    -------   ----------
   Total undistributed earnings                  --      3,849      468,427
   Unrealized appreciation                1,886,501     33,273    7,236,665
                                         ----------    -------   ----------
   Total accumulated earnings            $1,886,501    $37,122   $7,705,092
                                         ==========    =======   ==========

December 31, 2005


g. Repurchase Agreements. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio's ability to dispose of the underlying securities.

h. Delayed Delivery Commitments. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

i. Indemnifications. Under the Portfolios' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. Purchases and Sales of Securities. For the year ended December 31, 2005, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

                               U.S. Government and Agency     Other Securities
-                              --------------------------     ----------------
Fund                            Purchases       Sales      Purchases      Sales
----                            ---------       -----      ---------      -----
Equity Diversified Portfolio   $        --   $        --  $ 39,012,219 $12,432,238
Income Diversified Portfolio     1,774,185            --     3,243,172     106,771
Moderate Diversified Portfolio  44,649,609    29,672,798   117,432,334  70,710,788

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") is the investment adviser to each of the Portfolios. Under the terms of the management agreements, each Portfolio pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Portfolio's average daily net assets:

                                             Percentage of Average Daily Net Assets
              -                              --------------------------------------
                                               First                Over
              Fund                           $1 billion          $1 billion
              ----                           ----------          ----------
              Equity Diversified Portfolio     0.80%               0.75%
              Income Diversified Portfolio     0.55%               0.50%
              Moderate Diversified Portfolio   0.75%               0.70%

IXIS Advisors has entered into subadvisory agreements for each Portfolio as listed below.

Equity Diversified Portfolio   Hansberger Global Investors, Inc. ("Hansberger")
                               Harris Associates, L.P. ("Harris Associates")
                               Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                               Reich & Tang Asset Management, LLC ("Reich & Tang")
Income Diversified Portfolio   AEW Management and Advisors, L.P. ("AEW")
                               Active Investment Advisors
                               Loomis Sayles
Moderate Diversified Portfolio Hansberger
                               Harris Associates
                               Loomis Sayles
                               Reich & Tang

Active Investment Advisors is a division of IXIS Advisors.

Payments to IXIS Advisors are reduced in the amount of payments to the subadvisers. Effective July 1, 2005, IXIS Advisors voluntarily agreed to waive a portion of the management fee it retains for the Moderate Diversified Portfolio after payment to subadvisers.

IXIS Advisors has given binding undertakings to certain Portfolios to waive its management fees and/or reimburse certain expenses associated with these Portfolios to limit their operating expenses. These undertakings are in effect until April 30, 2006, and will be reevaluated on an annual basis.

December 31, 2005


At December 31, 2005, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                                Expense Limit as a Percentage of Average Daily Net Assets
                 -                              ---------------------------------------------------------
                 Fund                           Class A                      Class C
                 ----                           -------                      -------
                 Equity Diversified Portfolio    1.65%                        2.40%
                 Income Diversified Portfolio    1.25%                        2.00%
                 Moderate Diversified Portfolio  1.65%                        2.40%

For the year ended December 31, 2005, the management fees and waivers for each Portfolio were as follows:

                                                                         Percentage of Average Daily
                                  Gross       Waiver of        Net              Net Assets
                                Management    Management    Management   ---------------------------
Fund                               Fee           Fee           Fee          Gross          Net
----                           ------------- ------------- ------------- ------------  ------------
Equity Diversified Portfolio   $     133,846 $     133,846 $          --        0.80%         0.00%
Income Diversified Portfolio           3,374         3,374            --        0.55%         0.00%
Moderate Diversified Portfolio       897,702        13,660       884,042        0.75%         0.74%

For the year ended December 31, 2005, in addition to the waiver of management fees, expenses have been reimbursed as follows:

                      Fund                         Amount
                      ----                         -------
                      Equity Diversified Portfolio $89,648
                      Income Diversified Portfolio  47,661

IXIS Advisors is permitted to recover expenses it has borne under the expense limitation agreements (whether through reduction of its management fees or otherwise) in later periods to the extent the Portfolio's expenses fall below the expense limits, provided, however, that the Portfolios are not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

At December 31, 2005, the amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                                         Expenses Subject to Possible
                                             Reimbursement Until
          Fund                                December 31, 2006
          ----                           ----------------------------
          Equity Diversified Portfolio           $   223,494
          Income Diversified Portfolio           $    51,035
          Moderate Diversified Portfolio         $        --

IXIS Advisors, Loomis Sayles, Harris Associates and Reich & Tang are subsidiaries of IXIS Asset Management North America, L.P. ("IXIS North America"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly by the following three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by the French regional savings banks known as Caisses d'Epargne; and CNP Assurances, a large French life insurance company. Hansberger is an affiliated money manager of IXIS North America. AEW is an affiliate of AEW Capital Management, L.P., a wholly-owned subsidiary of IXIS North America. Certain officers and directors of IXIS Advisors and its affiliates are also officers or Trustees of the Portfolios.

b. Administrative Expense. IXIS Advisors provides certain administrative services to the Portfolios and subcontracts with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator.

Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV and IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Portfolio in existence at the beginning of the year pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis. New Funds are subject to a prorated annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple sub-advisers in their first year of operations.

Prior to September 1, 2005, Investors Bank & Trust Company ("IBT") served as the subadministrator.

December 31, 2005


For the year ended December 31, 2005, Equity Diversified Portfolio, Income Diversified Portfolio and Moderate Diversified Portfolio paid $94,459, $13,562 and $64,343, respectively, to IXIS Advisors for administrative expenses.

c. Transfer Agent Fees. Prior to October 1, 2005, IXIS Asset Management Services Company ("IXIS Services"), a wholly-owned subsidiary of IXIS North America, was the transfer and shareholder servicing agent for the Equity Diversified Portfolio and Moderate Diversified Portfolio and had subcontracted with Boston Financial Data Services ("Boston Financial") to serve as sub-transfer agent. During this period, each Portfolio, for its Class A and C shares, paid fees monthly to IXIS Services equal to an annual rate of $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee for all Load Equity Funds of approximately $6.8 million. Load Equity Funds consisted of all equity Funds within the IXIS Advisor Funds Trusts, Loomis Sayles Growth Fund and Loomis Sayles Research Fund.

Effective October 1, 2005, Boston Financial became the transfer and shareholder servicing agent for the Portfolios under a new agreement with the Trusts. Under this new agreement, the Portfolios pay fees to Boston Financial pursuant to a different schedule.

For the year ended December 31, 2005, Equity Diversified Portfolio and Moderate Diversified Portfolio paid $24,000 and $27,000, respectively, to IXIS Services as compensation for its services as transfer agent.

IXIS Services (prior to October 1, 2005), Boston Financial and other firms are also reimbursed by the Portfolios for out-of-pocket expenses. In addition, pursuant to other servicing agreements, each Portfolio pays service fees to other firms that provide similar services for their own shareholder accounts.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Portfolio's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to each Portfolio's Class C shares (the "Class C Plan").

Under the Class A Plan, each Portfolio pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), the Portfolios' distributor (a wholly-owned subsidiary of IXIS North America), a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Portfolio's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, each Portfolio pays IXIS Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Portfolio's Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, each Portfolio pays IXIS Distributors a monthly distribution fee at the annual rate not to exceed 0.75% of the average daily net assets attributable to the Portfolio's Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class C shares.

For the year ended December 31, 2005, the Portfolios paid the following service and distribution fees:

                                         Service Fee    Distribution Fee
       -                                 -----------    ----------------
       Fund                           Class A  Class C      Class C
       ----                           -------  -------      -------
       Equity Diversified Portfolio   $ 18,145 $ 23,682     $ 71,047
       Income Diversified Portfolio      1,526        8           22
       Moderate Diversified Portfolio  107,928  191,306      573,920

e. Commissions. The Portfolios were informed that commissions (including CDSC) on Portfolio shares paid to IXIS Distributors by investors in shares of the Portfolios during the year ended December 31, 2005 were as follows:

                   Fund                           Commission
                   ----                           ----------
                   Equity Diversified Portfolio    $119,052
                   Income Diversified Portfolio          --
                   Moderate Diversified Portfolio   460,253

For the year ended December 31, 2005, brokerage commissions paid to affiliated broker/dealers by Equity Diversified Portfolio and Moderate Diversified Portfolio were $2,960 and $9,483, respectively.

f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any

December 31, 2005

meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each committee member receives $4,000 for each committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the Funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to November 18, 2005, the Trusts had co-chairmen of the Board. Prior to October 1, 2005, each independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairmen of the Board each received an additional annual retainer of $25,000. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each committee member received $3,750 for each committee meeting that he or she attended.

Effective January 1, 2006, each committee member will be compensated $5,000 for each Audit Committee meeting that he or she attends in person and $2,500 for such meeting he or she attends telephonically.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Portfolio or certain other Funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Portfolio assets to pay its portion of the annual salary of 2005 of an employee of IXIS Advisors who supports the Funds' Chief Compliance Officer. For the year ended
December 31, 2005, each Portfolio's portion of such expense was approximately $1,500.

5. Line of Credit. The Portfolios, together with certain other Funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participate in a $75,000,000 committed line of credit provided by State Street Bank. Advances under the line are taken primarily for temporary or emergency purposes. Interest is charged to a Portfolio based on its borrowing at a rate per annum equal to the Federal Funds rate plus .50%. In addition, a Portfolio is charged its pro rata portion of a facility fee equal to 0.09% per annum on the unused portion of the line of credit. Prior to September 1, 2005, Equity Diversified Portfolio and Moderate Diversified Portfolio, together with certain other Funds, participated in a $50,000,000 committed line of credit provided by IBT. There were no borrowings by the Portfolios during the year ended December 31, 2005.

6. Securities Lending. The Portfolios have entered into an agreement with State Street Bank, as agent of the Portfolios, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international equity or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non- U.S. governments and non-U.S. corporate debt. The Portfolios invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolios and State Street Bank as lending agent. As with other extensions of credit, the Portfolios may bear the risk of loss with respect to the investment of the collateral.

Prior to September 1, 2005, IBT served as the securities lending agent for the Portfolios.

The market value of securities on loan to borrowers and the value of collateral held by the Portfolios with respect to such loans at December 31, 2005 were as follows:

                                     Market Value of   Value of Collateral
     Fund                           Securities on Loan      Received
     ----                           ------------------ -------------------
     Equity Diversified Portfolio   $       1,563,053   $       1,616,555
     Income Diversified Portfolio                  --                  --
     Moderate Diversified Portfolio        12,740,013          13,111,913

7. Broker Commission Recapture. Each Portfolio has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Portfolios under such agreements and are included in realized gains in the Statements of Operations. For the year ended December 31, 2005, the amounts rebated under these agreements for Equity Diversified Portfolio, Income Diversified Portfolio and Moderate Diversified Portfolio were $7,476, $0 and $24,402, respectively.

8. Shareholders. At December 31, 2005, IXIS Asset Management Group and its affiliates owned shares equating to 11.32% and 98.69% of Equity Diversified Portfolio's and Income Diversified Portfolio's net assets, respectively.

December 31, 2005


9. Capital Shares. The Portfolios may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                                            For the period
                                                                           January 31, 2005*
                                                                                through
                                                                           December 31, 2005
                                                                        ----------------------
Equity Diversified Portfolio                                              Shares      Amount
----------------------------                                            ---------  -----------
Class A
   Shares sold                                                          1,433,489  $14,431,086
   Shares repurchased                                                    (357,724)  (3,555,004)
                                                                        ---------  -----------
   Net increase (decrease)                                              1,075,765  $10,876,082
                                                                        ---------  -----------
Class C
   Shares sold                                                          1,675,129  $16,957,327
   Shares repurchased                                                     (58,382)    (590,858)
                                                                        ---------  -----------
   Net increase (decrease)                                              1,616,747  $16,366,469
                                                                        ---------  -----------
   Increase (decrease) from capital share transactions                  2,692,512  $27,242,551
                                                                        =========  ===========

                                                                            For the period
                                                                          November 17, 2005*
                                                                                through
                                                                           December 31, 2005
                                                                        ----------------------
Income Diversified Portfolio                                              Shares      Amount
----------------------------                                            ---------  -----------
Class A
   Shares sold                                                            503,771  $ 5,038,040
   Shares issued in connection with the reinvestment of distributions           8           77
                                                                        ---------  -----------
   Net increase (decrease)                                                503,779  $ 5,038,117
                                                                        ---------  -----------
Class C
   Shares sold                                                              3,838  $    38,462
   Shares issued in connection with the reinvestment of distributions          10          103
                                                                        ---------  -----------
   Net increase (decrease)                                                  3,848  $    38,565
                                                                        ---------  -----------
   Increase (decrease) from capital share transactions                    507,627  $ 5,076,682
                                                                        =========  ===========

                                                                                                      For the Period
                                                                                                      July 15, 2004*
                                                                               Year Ended                 through
                                                                            December 31, 2005        December 31, 2004
                                                                        ------------------------  ----------------------
Moderate Diversified Portfolio                                            Shares       Amount       Shares      Amount
------------------------------                                          ----------  ------------  ---------  -----------
Class A
   Shares sold                                                           3,027,859  $ 31,745,974  2,418,837  $24,714,691
   Shares issued in connection with the reinvestment of distributions        9,030        96,760        849        8,967
                                                                        ----------  ------------  ---------  -----------
                                                                         3,036,889    31,842,734  2,419,686   24,723,658
   Shares repurchased                                                   (1,056,600)  (11,146,771)  (21,070 )   (222,356 )
                                                                        ----------  ------------  ---------  -----------
   Net increase (decrease)                                               1,980,289  $ 20,695,963  2,398,616  $24,501,302
                                                                        ----------  ------------  ---------  -----------
Class C
   Shares sold                                                           4,541,434  $ 47,600,241  4,441,511  $45,170,380
   Shares issued in connection with the reinvestment of distributions        2,815        30,460        252        2,656
                                                                        ----------  ------------  ---------  -----------
                                                                         4,544,249    47,630,701  4,441,763   45,173,036
   Shares repurchased                                                     (871,085)   (9,305,693)   (20,470)    (209,140)
                                                                        ----------  ------------  ---------  -----------
   Net increase (decrease)                                               3,673,164  $ 38,325,008  4,421,293  $44,963,896
                                                                        ----------  ------------  ---------  -----------
   Increase (decrease) from capital share transactions                   5,653,453  $ 59,020,971  6,819,909  $69,465,198
                                                                        ==========  ============  =========  ===========

*  Commencement of operations

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of IXIS Advisor Funds Trust I and IXIS Advisor Funds Trust III and Shareholders of IXIS Income Diversified Portfolio, IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the IXIS Income Diversified Portfolio, a series of IXIS Advisor Funds Trust I and the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio, each a series of IXIS Advisor Funds Trust III (collectively, the "Funds"), at
December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2006

      2005 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2005, a percentage of dividends distributed by the Portfolio listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                                  Qualifying
                   Portfolio                      Percentage
                   ---------                      ----------
                   Moderate Diversified Portfolio   60.22%

Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Portfolio paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2005.

                     Portfolio                      Amount
                     ---------                      ------
                     Moderate Diversified Portfolio $92,258

Qualified Dividend Income. A percentage of dividends distributed by the Portfolios during the fiscal year ended December 31, 2005 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. These percentages are noted below:

                   Portfolio                      Percentage
                   ---------                      ----------
                   Moderate Diversified Portfolio   96.51%

                        TRUSTEE AND OFFICER INFORMATION

The table below provides certain information regarding the Trustees and Officers of IXIS Advisor Funds Trust I and IXIS Advisor Funds Trust III (the "Trusts"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The statement of additional information includes additional information about the Trustees of the Trust and is available by calling IXIS Advisor Funds at 800-225-5478.

                       Position(s) Held with the                                      Number of Portfolios in
                         Trusts, Length of Time        Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*       During Past 5 Years**       and Other Directorships Held
---------------------- --------------------------       ---------------------       ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. Trustee since 1984 for IXIS Douglas Dillon Professor and     38
(3/23/40)              Advisor Funds Trust I; 1995 Director of the Belfer Center    Director, Taubman Centers,
                         for IXIS Advisor Funds    of Science for International     Inc. (real estate investment
                                Trust III          Affairs, John F. Kennedy         trust)
                           Contract Review and     School of Government,
                          Governance Committee     Harvard University
                                 Member

Charles D. Baker       Trustee since 2005 for IXIS President and Chief Executive    38
(11/13/56)              Advisor Funds Trust I and  Officer, Harvard Pilgrim         None
                           IXIS Advisor Funds      Health Care (health plan)
                                Trust III
                           Contract Review and
                          Governance Committee
                                 Member

Edward A. Benjamin     Trustee since 2003 for IXIS Retired                          38
(5/30/38)               Advisor Funds Trust I and                                   Director, Precision Optics
                           IXIS Advisor Funds                                       Corporation (optics
                                Trust III                                           manufacturer)
                           Contract Review and
                          Governance Committee
                                 Member

Daniel M. Cain         Trustee since 1996 for IXIS President and Chief Executive    38
(2/24/45)               Advisor Funds Trust I and  Officer, Cain Brothers &         Director, Sheridan
                           IXIS Advisor Funds      Company, Incorporated            Healthcare Inc. (physician
                                Trust III          (investment banking)             practice management)
                          Chairman of the Audit
                                Committee

Paul G. Chenault       Trustee since 2003 for IXIS Retired; Trustee, First Variable 38
(9/12/33)               Advisor Funds Trust I and  Life (variable life insurance)   Director, Mailco Office
                           IXIS Advisor Funds                                       Products, Inc. (mailing
                                Trust III                                           equipment)
                           Contract Review and
                          Governance Committee
                                 Member

Kenneth J. Cowan       Trustee since 1993 for IXIS Retired                          38
(4/05/32)              Advisor Funds Trust I; 1995                                  None
                         for IXIS Advisor Funds
                                Trust III
                        Chairman of the Contract
                          Review and Governance
                                Committee

                        TRUSTEE AND OFFICER INFORMATION

                        Position(s) Held with the                                    Number of Portfolios in
                          Trusts, Length of Time       Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth  Served and Term of Office*      During Past 5 Years**      and Other Directorships Held
----------------------  --------------------------      ---------------------      ----------------------------

INDEPENDENT TRUSTEES
continued

Richard Darman          Trustee since 1996 for IXIS Partner, The Carlyle Group     38
(5/10/43)                Advisor Funds Trust I and  (investments); formerly,       Director and Chairman of
                            IXIS Advisor Funds      Professor, John F. Kennedy     Board of Directors, AES
                                 Trust III          School of Government,          Corporation (international
                            Contract Review and     Harvard University             power company)
                           Governance Committee
                                  Member

Sandra O. Moose         Chairperson of the Board of President, Strategic Advisory  38
(2/17/42)                 Trustees since November   Services (management           Director, Verizon
                                   2005             consulting); formerly, Senior  Communications;
                        Trustee since 1984 for IXIS Vice President and Director,   Director, Rohm and Haas
                        Advisor Funds Trust I; 1995 The Boston Consulting Group,   Company (specialty
                          for IXIS Advisor Funds    Inc. (management consulting)   chemicals);
                                 Trust III                                         Director, AES Corporation
                         Ex officio member of the
                            Audit Committee and
                            Contract Review and
                           Governance Committee

John A. Shane           Trustee since 1982 for IXIS President, Palmer Service      38
(2/22/33)               Advisor Funds Trust I; 1995 Corporation (venture capital   Director, Gensym
                          for IXIS Advisor Funds    organization)                  Corporation (software and
                                 Trust III                                         technology service provider);
                          Audit Committee Member                                   Director and Chairman of the
                                                                                   Board, Abt Associates Inc.
                                                                                   (research and consulting
                                                                                   firm)

Cynthia L. Walker       Trustee since 2005 for IXIS Executive Dean for             38
(7/25/56)                Advisor Funds Trust I and  Administration (formerly,      None
                            IXIS Advisor Funds      Dean for Finance and CFO),
                                 Trust III          Harvard Medical School
                          Audit Committee Member

INTERESTED TRUSTEES

Robert J. Blanding/1/   Trustee since 2003 for IXIS President, Chairman, Director, 38
(4/14/47)                Advisor Funds Trust I and  and Chief Executive Officer,   None
555 California Street       IXIS Advisor Funds      Loomis, Sayles & Company,
San Francisco, CA 94104          Trust III          L.P.; President and Chief
                        Chief Executive Officer for Executive Officer -- Loomis
                          Loomis Sayles Trust II    Sayles Funds I

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                     Number of Portfolios in
                         Trusts, Length of Time       Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**       and Other Directorships Held
---------------------- --------------------------      ---------------------       ----------------------------

 INTERESTED TRUSTEES
 continued

 John T. Hailer/2/     President, Chief Executive President and Chief Executive           38
 (11/23/60)            Officer and Trustee since  Officer, IXIS Asset                     None
                         2000 for IXIS Advisor    Management Advisors, L.P.
                         Funds Trust I and IXIS   and IXIS Asset Management
                        Advisor Funds Trust III   Distributors, L.P.; Executive
                                                  Vice President, Loomis Sayles
                                                  Funds I; President and Chief
                                                  Executive Officer, AEW Real
                                                  Estate Income Fund, IXIS
                                                  Advisor Cash Management
                                                  Trust, IXIS Advisor Funds
                                                  Trust II, IXIS Advisor Funds
                                                  Trust III and IXIS Advisor
                                                  Funds Trust IV

 OFFICERS

 Coleen Downs Dinneen          Secretary,         Senior Vice President, General          Not Applicable
 (12/16/60)              Clerk and Chief Legal    Counsel, Secretary and Clerk
                          Officer, since 2004     (formerly, Deputy General
                                                  Counsel, Assistant Secretary and
                                                  Assistant Clerk), IXIS Asset
                                                  Management Distribution
                                                  Corporation, IXIS Asset
                                                  Management Distributors, L.P.
                                                  and IXIS Asset Management
                                                  Advisors, L.P.

 Michael C. Kardok        Treasurer, Principal    Senior Vice President, IXIS             Not Applicable
 (7/17/59)              Financial and Accounting  Asset Management Advisors,
                          Officer, since 2004     L.P. and IXIS Asset
                                                  Management Distributors,
                                                  L.P.; formerly, Senior Director,
                                                  PFPC Inc; formerly, Vice
                                                  President -- Division
                                                  Manager, First Data Investor
                                                  Services, Inc.

 Max J. Mahoney          Anti-Money Laundering    Senior Vice President, Deputy           Not Applicable
 (5/01/62)               Officer and Assistant    General Counsel, Assistant
                         Secretary, since 2005    Secretary and Assistant Clerk,
                                                  IXIS Asset Management
                                                  Distribution Corporation, IXIS
                                                  Asset Management
                                                  Distributors, L.P. and IXIS
                                                  Asset Management Advisors,
                                                  L.P.; Chief Compliance Officer,
                                                  IXIS Asset Management
                                                  Advisors, L.P.; formerly, Senior
                                                  Counsel, MetLife, Inc.;
                                                  formerly, Associate Counsel,
                                                  LPL Financial Services, Inc.

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                    Number of Portfolios in
                         Trusts, Length of Time       Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**      and Other Directorships Held
---------------------- --------------------------      ---------------------      ----------------------------

  OFFICERS
  (continued)

  John E. Pelletier    Chief Operating Officer,   Executive Vice President and           Not Applicable
  (6/24/64)                   since 2004          Chief Operating Officer
                                                  (formerly, Senior Vice
                                                  President, General Counsel,
                                                  Secretary and Clerk), IXIS
                                                  Asset Management
                                                  Distributors, L.P. and IXIS
                                                  Asset Management Advisors,
                                                  L.P.; Executive Vice President
                                                  and Chief Operating Officer
                                                  (formerly, Senior Vice
                                                  President, General Counsel,
                                                  Secretary and Clerk), IXIS
                                                  Asset Management
                                                  Distribution Corporation;
                                                  Executive Vice President, Chief
                                                  Operating Officer and
                                                  Director (formerly, President,
                                                  Chief Operating Officer and
                                                  Director), IXIS Asset
                                                  Management Services
                                                  Company.

  Kristin Vigneaux     Chief Compliance Officer,  Chief Compliance Officer for           Not Applicable
  (9/25/69)                   since 2004          Mutual Funds, IXIS Asset
                                                  Management Distributors, L.P.
                                                  and IXIS Asset Management
                                                  Advisors, L.P.; formerly, Vice
                                                  President, IXIS Asset
                                                  Management Services
                                                  Company.

* The year provided is the earliest year during which a Trustee was elected or appointed to the Trust. Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72, but the retirement policy was suspended for the calendar year 2005. At a meeting held on August 26, 2005, the Trustees voted to lift the suspension of the retirement policy and to designate 2006 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2005 or in 2006 will not be required to retire until the end of calendar year 2006. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee's or officer's current position with such entity.

***The Trustees of the Trust serve as Trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation, President and Chief Executive Officer of IXIS Advisors.

                      This Page Intentionally Left Blank

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee.
Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. John Shane are members of the audit committee and have been designated as 'audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Fund.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

                                             Audit-related
                               Audit fees       fees/1/     Tax fees/2/   All other fees
                             --------------- ------------- -------------- --------------
                              2004    2005   2004   2005    2004    2005  2004    2005
                             ------- ------- ----  ------  ------- ------ ----    ----
IXIS Advisor Funds Trust III $45,000 $70,900  --   $2,186  $13,330 $4,321  --      --

--------
1. The audit related fees consist of $2,186 related to the performance of agreed upon procedures relating to the Trust's deferred compensation plan.
2. The tax fees consist of a review of a) the Trust's tax returns (2004), b) year-end shareholder reporting (2004 and 2005), and tax compliance (2004/2005).

Aggregate fees billed to the Registrant for non-audit services during 2004 and 2005 were $13,330 and $6,507, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Trust's principal accountant to IXIS Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with IXIS Asset Management Advisors, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                   Audit-related fees   Tax fees   All other fees
                   -----------------  ------------ ---------------
                     2004      2005   2004  2005    2004    2005
                   --------  -------- ---- ------- ------- -------
Control Affiliates $115,650  $102,000  --  $44,030 $12,000 $35,000

Aggregate fees billed to Control Affiliates for non-audit services during 2004 and 2005 were $127,650 and $181,030, respectively.

None of the series described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

   Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

   If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a) (1)Not applicable.

   (a) (2)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), filed as exhibits (a)(2)(1) and a(2)(2), respectively

   (a) (3)Not applicable.

   (b) Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 is filed herewith as exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust III

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 27, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  February 27, 2006